UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07852

USAA Mutual Funds Trust

(Exact name of registrant as specified in charter)

15935 La Cantera Pkwy, San Antonio, Texas	78256
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-235-8396

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Item 1. Reports to Stockholders.

JUNE 30, 2021

Semi Annual Report

USAA Target Retirement Income Fund

USAA Target Retirement 2030 Fund

USAA Target Retirement 2040 Fund

USAA Target Retirement 2050 Fund

USAA Target Retirement 2060 Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member of FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective and Portfolio Holdings	2
Schedules of Portfolio Investments
USAA Target Retirement Income Fund	7
USAA Target Retirement 2030 Fund	8
USAA Target Retirement 2040 Fund	9
USAA Target Retirement 2050 Fund	10
USAA Target Retirement 2060 Fund	11
Financial Statements
Statements of Assets and Liabilities	12
Statements of Operations	14
Statements of Changes in Net Assets	16
Financial Highlights	18
Notes to Financial Statements	22
Supplemental Information	41
Proxy Voting and Portfolio Holdings Information	41
Expense Examples	41
Liquidity Risk Management Program	42
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800)-539-3863 and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE
• MAY LOSE VALUE

1

USAA Mutual Fund Trust USAA Target Retirement Income Fund	June 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The USAA Target Retirement Income Fund provides capital appreciation and current income consistent with its current investment allocation.

Top 10 Holdings*:

June 30, 2021

(% of Net Assets)

USAA Government Securities Fund Institutional Shares	25.2%
USAA Short-Term Bond Fund Institutional Shares	15.4%
USAA Income Fund Institutional Shares	12.0%
USAA Global Managed Volatility Fund Institutional Shares	5.8%
USAA Target Managed Allocation Fund	5.2%
USAA High Income Fund Institutional Shares	4.1%
Victory Market Neutral Income Fund Class I	3.9%
Victory RS International Fund Class R6	3.0%
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	2.8%
VictoryShares USAA Core Short-Term Bond ETF	2.8%

Asset Allocation*:

June 30, 2021

(% of Net Assets)

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Fund Trust USAA Target Retirement 2030 Fund	June 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The USAA Target Retirement 2030 Fund provides capital appreciation and current income consistent with its current investment allocation.

Top 10 Holdings*:

June 30, 2021

(% of Net Assets)

USAA Government Securities Fund Institutional Shares	13.3%
USAA Global Managed Volatility Fund Institutional Shares	10.5%
USAA Target Managed Allocation Fund	9.6%
USAA Income Fund Institutional Shares	5.6%
VictoryShares USAA MSCI USA Value Momentum ETF	5.1%
VictoryShares USAA MSCI International Value Momentum ETF	4.7%
Victory RS International Fund Class R6	4.6%
USAA Short-Term Bond Fund Institutional Shares	4.4%
USAA Growth Fund Institutional Shares	4.3%
USAA High Income Fund Institutional Shares	4.3%

Asset Allocation*:

June 30, 2021

(% of Net Assets)

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

3

USAA Mutual Fund Trust USAA Target Retirement 2040 Fund	June 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The USAA Target Retirement 2040 Fund provides capital appreciation and current income consistent with its current investment allocation.

Top 10 Holdings*:

June 30, 2021

(% of Net Assets)

USAA Global Managed Volatility Fund Institutional Shares	13.5%
USAA Target Managed Allocation Fund	12.3%
VictoryShares USAA MSCI USA Value Momentum ETF	7.3%
Victory RS International Fund Class R6	6.0%
VictoryShares USAA MSCI International Value Momentum ETF	5.9%
USAA Government Securities Fund Institutional Shares	5.5%
USAA Growth Fund Institutional Shares	5.4%
Victory Trivalent International Core Equity Fund Class R6	4.4%
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	4.1%
VictoryShares Dividend Accelerator ETF	3.5%

Asset Allocation*:

June 30, 2021

(% of Net Assets)

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

4

USAA Mutual Fund Trust USAA Target Retirement 2050 Fund	June 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The USAA Target Retirement 2050 Fund provides capital appreciation and current income consistent with its current investment allocation.

Top 10 Holdings*:

June 30, 2021

(% of Net Assets)

USAA Global Managed Volatility Fund Institutional Shares	15.0%
USAA Target Managed Allocation Fund	13.8%
VictoryShares USAA MSCI USA Value Momentum ETF	7.8%
Victory RS International Fund Class R6	6.7%
VictoryShares USAA MSCI International Value Momentum ETF	6.4%
USAA Growth Fund Institutional Shares	6.1%
Victory Trivalent International Core Equity Fund Class R6	5.0%
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	4.5%
VictoryShares Dividend Accelerator ETF	3.8%
Victory Integrity Mid-Cap Value Fund Class R6	3.8%

Asset Allocation*:

June 30, 2021

(% of Net Assets)

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

5

USAA Mutual Fund Trust USAA Target Retirement 2060 Fund	June 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The USAA Target Retirement 2060 Fund provides capital appreciation and current income consistent with its current investment allocation.

Top 10 Holdings*:

June 30, 2021

(% of Net Assets)

USAA Global Managed Volatility Fund Institutional Shares	14.5%
USAA Target Managed Allocation Fund	13.9%
VictoryShares USAA MSCI USA Value Momentum ETF	7.9%
Victory RS International Fund Class R6	6.9%
VictoryShares USAA MSCI International Value Momentum ETF	6.6%
USAA Growth Fund Institutional Shares	5.7%
Victory Trivalent International Core Equity Fund Class R6	5.2%
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	4.7%
VictoryShares Dividend Accelerator ETF	3.9%
Victory Integrity Mid-Cap Value Fund Class R6	3.3%

Asset Allocation*:

June 30, 2021

(% of Net Assets)

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

6

USAA Mutual Funds Trust USAA Target Retirement Income Fund	Schedule of Portfolio Investments June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (17.1%)
VictoryShares Dividend Accelerator ETF	311,665	$13,758
VictoryShares International Volatility Wtd ETF	179,768	8,070
VictoryShares NASDAQ Next 50 ETF	149,092	5,123
VictoryShares U.S. 500 Volatility Wtd ETF	34,661	2,470
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	218,514	8,356
VictoryShares USAA Core Intermediate-Term Bond ETF	81,494	4,381
VictoryShares USAA Core Short-Term Bond ETF	443,598	23,031
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	452,395	23,470
VictoryShares USAA MSCI International Value Momentum ETF	456,676	22,669
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	118,646	8,572
VictoryShares USAA MSCI USA Value Momentum ETF	330,538	21,703
Total Affiliated Exchange-Traded Funds (Cost $116,668)		141,603
Affiliated Mutual Funds (82.1%)
USAA 500 Index Fund Reward Shares	21,418	1,256
USAA Global Managed Volatility Fund Institutional Shares	3,751,144	48,052
USAA Government Securities Fund Institutional Shares	20,822,691	208,435
USAA Growth Fund Institutional Shares	442,612	16,908
USAA High Income Fund Institutional Shares	4,318,504	34,159
USAA Income Fund Institutional Shares	7,212,357	98,809
USAA Income Stock Fund Institutional Shares	435,839	8,686
USAA Intermediate-Term Bond Fund Institutional Shares	35	—	(a)
USAA Precious Metals and Minerals Fund Institutional Shares	137,321	2,736
USAA Short-Term Bond Fund Institutional Shares	13,626,310	127,270
USAA Small Cap Stock Fund Institutional Shares	451,634	9,950
USAA Target Managed Allocation Fund	3,295,795	43,274
Victory Integrity Mid-Cap Value Fund Class R6	236,400	5,671
Victory Market Neutral Income Fund Class I	3,362,616	32,180
Victory RS International Fund Class R6	2,028,356	25,172
Victory Sophus Emerging Markets Fund Class R6	37,133	1,032
Victory Trivalent International Core Equity Fund Class R6	1,752,417	14,808
Total Affiliated Mutual Funds (Cost $590,885)		678,398
Total Investments (Cost $707,553) — 99.2%		820,001
Other assets in excess of liabilities — 0.8%		6,263
NET ASSETS — 100.00%		$826,264

At June 30, 2021, the Fund's investments in foreign securities were 11.4% of net assets.

(a)  Rounds to less than $1 thousand.

ETF — Exchange-Traded Fund

See notes to financial statements.

7

USAA Mutual Funds Trust USAA Target Retirement 2030 Fund	Schedule of Portfolio Investments June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (27.7%)
VictoryShares Dividend Accelerator ETF	900,815	$39,763
VictoryShares International Volatility Wtd ETF	524,471	23,545
VictoryShares NASDAQ Next 50 ETF	696,279	23,924
VictoryShares U.S. 500 Volatility Wtd ETF	216,644	15,440
VictoryShares U.S. Multi-Factor Minimum Volatility ETF (a)	565,824	21,637
VictoryShares USAA Core Intermediate-Term Bond ETF	251,337	13,512
VictoryShares USAA Core Short-Term Bond ETF	807,628	41,932
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	892,548	46,305
VictoryShares USAA MSCI International Value Momentum ETF	1,309,344	64,994
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	286,896	20,728
VictoryShares USAA MSCI USA Value Momentum ETF	1,082,716	71,090
Total Affiliated Exchange-Traded Funds (Cost $319,379)		382,870
Affiliated Mutual Funds (70.2%)
USAA 500 Index Fund Reward Shares	221,300	12,979
USAA Global Managed Volatility Fund Institutional Shares	11,289,728	144,621
USAA Government Securities Fund Institutional Shares	18,347,428	183,659
USAA Growth Fund Institutional Shares	1,572,654	60,075
USAA High Income Fund Institutional Shares	7,502,822	59,347
USAA Income Fund Institutional Shares	5,647,400	77,369
USAA Income Stock Fund Institutional Shares	1,632,416	32,534
USAA Intermediate-Term Bond Fund Institutional Shares	47	1
USAA Precious Metals and Minerals Fund Institutional Shares	250,007	4,980
USAA Short-Term Bond Fund Institutional Shares	6,468,998	60,421
USAA Small Cap Stock Fund Institutional Shares	1,121,543	24,708
USAA Target Managed Allocation Fund	10,089,719	132,478
Victory Integrity Mid-Cap Value Fund Class R6	1,568,824	37,636
Victory Market Neutral Income Fund Class I	2,310,536	22,112
Victory RS International Fund Class R6	5,127,095	63,627
Victory Sophus Emerging Markets Fund Class R6	134,564	3,738
Victory Trivalent International Core Equity Fund Class R6	5,826,623	49,235
Total Affiliated Mutual Funds (Cost $772,152)		969,520
Collateral for Securities Loaned^ (0.0%) (b)
HSBC U.S. Government Money Market Fund I Shares, 0.03% (c)	252,850	253
Total Collateral for Securities Loaned (Cost $253)		253
Total Investments (Cost $1,091,784) — 97.9%		1,352,643
Other assets in excess of liabilities — 2.1%		28,846
NET ASSETS — 100.00%		$1,381,489

At June 30, 2021, the Fund's investments in foreign securities were 17.9% of net assets.

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  Amount represents less than 0.05% of net assets.

(c)  Rate disclosed is the daily yield on June 30, 2021.

ETF — Exchange-Traded Fund

See notes to financial statements.

8

USAA Mutual Funds Trust USAA Target Retirement 2040 Fund	Schedule of Portfolio Investments June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (32.3%)
VictoryShares Dividend Accelerator ETF	1,268,178	$55,979
VictoryShares International Volatility Wtd ETF	740,396	33,239
VictoryShares NASDAQ Next 50 ETF	1,110,768	38,166
VictoryShares U.S. 500 Volatility Wtd ETF (a)	378,110	26,948
VictoryShares U.S. Multi-Factor Minimum Volatility ETF (a)	826,742	31,615
VictoryShares USAA Core Intermediate-Term Bond ETF	130,870	7,035
VictoryShares USAA Core Short-Term Bond ETF	383,613	19,917
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	1,268,160	65,792
VictoryShares USAA MSCI International Value Momentum ETF	1,921,247	95,368
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	430,031	31,069
VictoryShares USAA MSCI USA Value Momentum ETF	1,800,162	118,196
Total Affiliated Exchange-Traded Funds (Cost $434,137)		523,324
Affiliated Mutual Funds (65.6%)
USAA 500 Index Fund Reward Shares	528,409	30,991
USAA Global Managed Volatility Fund Institutional Shares	17,047,776	218,382
USAA Government Securities Fund Institutional Shares	8,965,957	89,749
USAA Growth Fund Institutional Shares	2,299,756	87,851
USAA High Income Fund Institutional Shares	6,685,814	52,885
USAA Income Fund Institutional Shares	2,241,415	30,707
USAA Income Stock Fund Institutional Shares	2,441,027	48,650
USAA Intermediate-Term Bond Fund Institutional Shares	34	—	(b)
USAA Precious Metals and Minerals Fund Institutional Shares	278,050	5,539
USAA Short-Term Bond Fund Institutional Shares	2,374,055	22,174
USAA Small Cap Stock Fund Institutional Shares	1,567,270	34,527
USAA Target Managed Allocation Fund	15,148,914	198,905
Victory Integrity Mid-Cap Value Fund Class R6	2,049,709	49,173
Victory Market Neutral Income Fund Class I	1,427,931	13,665
Victory RS International Fund Class R6	7,882,015	97,816
Victory Sophus Emerging Markets Fund Class R6	324,587	9,017
Victory Trivalent International Core Equity Fund Class R6	8,471,110	71,581
Total Affiliated Mutual Funds (Cost $798,580)		1,061,612
Collateral for Securities Loaned^ (0.0%) (c)
HSBC U.S. Government Money Market Fund I Shares, 0.03% (d)	264,015	264
Total Collateral for Securities Loaned (Cost $264)		264
Total Investments (Cost $1,232,981) — 97.9%		1,585,200
Other assets in excess of liabilities — 2.1%		33,506
NET ASSETS — 100.00%		$1,618,706

At June 30, 2021, the Fund's investments in foreign securities were 22.5% of net assets.

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  Rounds to less than $1 thousand.

(c)  Amount represents less than 0.05% of net assets.

(d)  Rate disclosed is the daily yield on June 30, 2021.

ETF — Exchange-Traded Fund

See notes to financial statements.

9

USAA Mutual Funds Trust USAA Target Retirement 2050 Fund	Schedule of Portfolio Investments June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (33.4%)
VictoryShares Dividend Accelerator ETF (a)	828,007	$36,549
VictoryShares International Volatility Wtd ETF	467,748	20,999
VictoryShares NASDAQ Next 50 ETF	697,299	23,959
VictoryShares U.S. 500 Volatility Wtd ETF	256,514	18,282
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	525,400	20,091
VictoryShares USAA Core Intermediate-Term Bond ETF	19,425	1,044
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	834,485	43,293
VictoryShares USAA MSCI International Value Momentum ETF	1,233,843	61,245
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	265,025	19,148
VictoryShares USAA MSCI USA Value Momentum ETF	1,143,565	75,085
Total Affiliated Exchange-Traded Funds (Cost $261,597)		319,695
Affiliated Mutual Funds (64.8%)
USAA 500 Index Fund Reward Shares	394,466	23,135
USAA Global Managed Volatility Fund Institutional Shares	11,211,776	143,623
USAA Government Securities Fund Institutional Shares	1,466,203	14,677
USAA Growth Fund Institutional Shares	1,530,753	58,475
USAA High Income Fund Institutional Shares	1,928,267	15,253
USAA Income Fund Institutional Shares	896,101	12,277
USAA Income Stock Fund Institutional Shares	1,549,946	30,890
USAA Intermediate-Term Bond Fund Institutional Shares	26	—	(b)
USAA Precious Metals and Minerals Fund Institutional Shares	156,211	3,112
USAA Short-Term Bond Fund Institutional Shares	307,709	2,874
USAA Small Cap Stock Fund Institutional Shares	1,123,564	24,752
USAA Target Managed Allocation Fund	10,084,560	132,411
Victory Integrity Mid-Cap Value Fund Class R6	1,520,876	36,486
Victory Market Neutral Income Fund Class I	670,855	6,420
Victory RS International Fund Class R6	5,147,903	63,885
Victory Sophus Emerging Markets Fund Class R6	205,914	5,720
Victory Trivalent International Core Equity Fund Class R6	5,633,624	47,604
Total Affiliated Mutual Funds (Cost $456,425)		621,594
Collateral for Securities Loaned^ (0.0%) (c)
HSBC U.S. Government Money Market Fund I Shares, 0.03% (d)	4,525	5
Total Collateral for Securities Loaned (Cost $5)		5
Total Investments (Cost $718,027) — 98.2%		941,294
Other assets in excess of liabilities — 1.8%		17,673
NET ASSETS — 100.00%		$958,967

At June 30, 2021, the Fund's investments in foreign securities were 24.7% of net assets.

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  Rounds to less than $1 thousand.

(c)  Amount represents less than 0.05% of net assets.

(d)  Rate disclosed is the daily yield on June 30, 2021.

ETF — Exchange-Traded Fund

See notes to financial statements.

10

USAA Mutual Funds Trust USAA Target Retirement 2060 Fund	Schedule of Portfolio Investments June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (33.8%)
VictoryShares Dividend Accelerator ETF	116,973	$5,163
VictoryShares International Volatility Wtd ETF	75,768	3,402
VictoryShares NASDAQ Next 50 ETF	98,495	3,384
VictoryShares U.S. 500 Volatility Wtd ETF	30,169	2,150
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	71,429	2,731
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	120,391	6,246
VictoryShares USAA MSCI International Value Momentum ETF	177,196	8,796
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	35,980	2,600
VictoryShares USAA MSCI USA Value Momentum ETF	159,796	10,492
Total Affiliated Exchange-Traded Funds (Cost $36,528)		44,964
Affiliated Mutual Funds (63.9%)
USAA 500 Index Fund Reward Shares	65,385	3,835
USAA Global Managed Volatility Fund Institutional Shares	1,506,186	19,294
USAA Government Securities Fund Institutional Shares	223,777	2,240
USAA Growth Fund Institutional Shares	200,025	7,641
USAA High Income Fund Institutional Shares	226,839	1,794
USAA Income Fund Institutional Shares	113,982	1,562
USAA Income Stock Fund Institutional Shares	218,533	4,355
USAA Intermediate-Term Bond Fund Institutional Shares	2	—	(a)
USAA Precious Metals and Minerals Fund Institutional Shares	19,415	387
USAA Short-Term Bond Fund Institutional Shares	113	1
USAA Small Cap Stock Fund Institutional Shares	163,458	3,601
USAA Target Managed Allocation Fund	1,408,131	18,489
Victory Integrity Mid-Cap Value Fund Class R6	182,223	4,372
Victory RS International Fund Class R6	735,330	9,125
Victory Sophus Emerging Markets Fund Class R6	51,039	1,418
Victory Trivalent International Core Equity Fund Class R6	818,216	6,914
Total Affiliated Mutual Funds (Cost $65,638)		85,028
Total Investments (Cost $102,166) — 97.7%		129,992
Other assets in excess of liabilities — 2.3%		3,063
NET ASSETS — 100.00%		$133,055

At June 30, 2021, the Fund's investments in foreign securities were 25.9% of net assets.

(a)  Rounds to less than $1 thousand.

ETF — Exchange-Traded Fund

See notes to financial statements.

11

USAA Mutual Funds Trust	Statements of Assets and Liabilities June 30, 2021

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Target Retirement Income Fund		USAA Target Retirement 2030 Fund		USAA Target Retirement 2040 Fund
Assets:
Affiliated investments, at value (Cost $707,553, $1,091,531 and $1,232,717)	$820,001		$1,352,390		$1,584,936
Unaffiliated investments, at value (Cost $—, $253 and $264)	—		253	(a)	264	(b)
Cash	4,648		26,674		30,805
Receivables:
Interest	—	(c)	—	(c)	—	(c)
Capital shares issued	254		174		448
Investments sold	2,101		2,889		3,611
From Adviser	—		—		7
Prepaid expenses	28		14		22
Total Assets	827,032		1,382,394		1,620,093
Liabilities:
Payables:
Collateral received on loaned securities	—		253		264
Capital shares redeemed	749		590		1,052
Accrued expenses and other payables:
Custodian fees	2		4		5
Compliance fees	1		1		1
Trustees' fees	—		—		—	(c)
Other accrued expenses	16		57		65
Total Liabilities	768		905		1,387
Net Assets:
Capital	701,414		1,081,974		1,224,791
Total accumulated earnings/(loss)	124,850		299,515		393,915
Net Assets	$826,264		$1,381,489		$1,618,706
Shares (unlimited number of shares authorized with no par value):	67,891		97,487		111,776
Net asset value, offering and redemption price per share: (d)	$12.17		$14.17		$14.48

(a)  Includes $249 of securities on loan.

(b)  Includes $260 of securities on loan.

(c)  Rounds to less than $1 thousand.

(d)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

12

USAA Mutual Funds Trust	Statements of Assets and Liabilities June 30, 2021

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Target Retirement 2050 Fund		USAA Target Retirement 2060 Fund
Assets:
Affiliated investments, at value (Cost $718,022 and $102,166)	$941,289		$129,992
Unaffiliated investments, at value (Cost $5 and $—)	5	(a)	—
Cash	14,925		2,819
Receivables:
Interest	—	(b)	—	(b)
Capital shares issued	242		305
Investments sold	2,954		—
From Adviser	—		8
Prepaid expenses	14		13
Total Assets	959,429		133,137
Liabilities:
Payables:
Collateral received on loaned securities	5		—
Capital shares redeemed	402		47
Accrued expenses and other payables:
Custodian fees	4		2
Compliance fees	—	(b)	—	(b)
Other accrued expenses	51		33
Total Liabilities	462		82
Net Assets:
Capital	709,757		102,483
Total accumulated earnings/(loss)	249,210		30,572
Net Assets	$958,967		$133,055
Shares (unlimited number of shares authorized with no par value):	63,857		8,977
Net asset value, offering and redemption price per share: (c)	$15.02		$14.82

(a)  Includes $4 of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

13

USAA Mutual Funds Trust	Statements of Operations For the Six Months Ended June 30, 2021

(Amounts in Thousands)  (Unaudited)

	USAA Target Retirement Income Fund		USAA Target Retirement 2030 Fund		USAA Target Retirement 2040 Fund
Investment Income:
Interest	$—	(a)	$3		$3
Income distributions from affiliated funds	7,406		8,544		7,476
Securities lending (net of fees)	—	(a)	—	(a)	—	(a)
Total Income	7,406		8,547		7,479
Expenses:
Sub-Administration fees	9		9		9
Custodian fees	8		11		14
Transfer agent fees	21		35		41
Trustees' fees	23		23		23
Compliance fees	2		4		5
Printing fees	9		13		18
Legal and audit fees	28		24		24
State registration and filing fees	19		16		20
Other expenses	9		15		17
Total Expenses	128		150		171
Expenses waived/reimbursed by Adviser	—		—		(14)
Net Expenses	128		150		157
Net Investment Income (Loss)	7,278		8,397		7,322
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from sales of affiliated funds	8,451		14,742		17,161
Net change in unrealized appreciation/ depreciation on affiliated funds	23,706		90,781		142,864
Net realized/unrealized gains (losses) on investments	32,157		105,523		160,025
Change in net assets resulting from operations	$39,435		$113,920		$167,347

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

14

USAA Mutual Funds Trust	Statements of Operations For the Six Months Ended June 30, 2021

(Amounts in Thousands)  (Unaudited)

	USAA Target Retirement 2050 Fund		USAA Target Retirement 2060 Fund
Investment Income:
Interest	$2		$—	(a)
Income distributions from affiliated funds	3,567		484
Securities lending (net of fees)	—	(a)	—	(a)
Total Income	3,569		484
Expenses:
Sub-Administration fees	9		9
Custodian fees	10		5
Transfer agent fees	24		3
Trustees' fees	23		22
Compliance fees	3		—	(a)
Printing fees	18		12
Legal and audit fees	24		24
State registration and filing fees	16		11
Other expenses	12		4
Total Expenses	139		90
Expenses waived/reimbursed by Adviser	—		(27)
Net Expenses	139		63
Net Investment Income (Loss)	3,430		421
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from sales of affiliated funds	11,651		920
Net change in unrealized appreciation/depreciation on affiliated funds	94,059		13,520
Net realized/unrealized gains (losses) on investments	105,710		14,440
Change in net assets resulting from operations	$109,140		$14,861

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

15

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Target Retirement Income Fund		USAA Target Retirement 2030 Fund		USAA Target Retirement 2040 Fund
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
From Investments:
Operations:
Net investment income (loss)	$7,278	$12,506	$8,397	$30,522	$7,322	$32,800
Net realized gains (losses) from investments	8,451	7,209	14,742	11,922	17,161	11,046
Net change in unrealized appreciation/depreciation on investments	23,706	17,322	90,781	64,621	142,864	79,326
Change in net assets resulting from operations	39,435	37,037	113,920	107,065	167,347	123,172
Change in net assets resulting from distributions to shareholders	(7,239)	(16,875)	—	(58,537)	—	(80,989)
Change in net assets resulting from capital transactions	(33,179)	469,452	(63,132)	(86,170)	(79,961)	(62,415)
Change in net assets	(983)	489,614	50,788	(37,642)	87,386	(20,232)
Net Assets:
Beginning of period	827,247	337,633	1,330,701	1,368,343	1,531,320	1,551,552
End of period	$826,264	$827,247	$1,381,489	$1,330,701	$1,618,706	$1,531,320
Capital Transactions:
Proceeds from shares issued	$46,848	$36,199	$74,185	$100,370	$98,102	$114,066
Reorganization (Note 9)	—	513,117	—	—	—	—
Distributions reinvested	7,196	16,744	—	58,442	—	80,861
Cost of shares redeemed	(87,223)	(96,608)	(137,317)	(244,982)	(178,063)	(257,342)
Change in net assets resulting from capital transactions	$(33,179)	$469,452	$(63,132)	$(86,170)	$(79,961)	$(62,415)
Share Transactions:
Issued	3,911	3,214	5,444	8,245	7,112	9,489
Reorganization (Note 9)	—	44,513	—	—	—	—
Reinvested	601	1,471	—	4,459	—	6,177
Redeemed	(7,290)	(8,633)	(10,094)	(20,272)	(12,927)	(21,458)
Change in Shares	(2,778)	40,565	(4,650)	(7,568)	(5,815)	(5,792)

See notes to financial statements.

16

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Target Retirement 2050 Fund		USAA Target Retirement 2060 Fund
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
From Investments:
Operations:
Net investment income (loss)	$3,430	$18,592	$421	$2,408
Net realized gains (losses) from investments	11,651	8,813	920	863
Net change in unrealized appreciation/depreciation on investments	94,059	54,240	13,520	8,064
Change in net assets resulting from operations	109,140	81,645	14,861	11,335
Change in net assets resulting from distributions to shareholders	—	(53,498)	—	(5,616)
Change in net assets resulting from capital transactions	(44,107)	(27,243)	(2,813)	(1,205)
Change in net assets	65,033	904	12,048	4,514
Net Assets:
Beginning of period	893,934	893,030	121,007	116,493
End of period	$958,967	$893,934	$133,055	$121,007
Capital Transactions:
Proceeds from shares issued	$70,184	$80,737	$13,998	$21,095
Distributions reinvested	—	53,439	—	5,608
Cost of shares redeemed	(114,291)	(161,419)	(16,811)	(27,908)
Change in net assets resulting from capital transactions	$(44,107)	$(27,243)	$(2,813)	$(1,205)
Share Transactions:
Issued	4,947	6,641	997	1,814
Reinvested	—	3,982	—	424
Redeemed	(8,067)	(13,177)	(1,209)	(2,344)
Change in Shares	(3,120)	(2,554)	(212)	(106)

See notes to financial statements.

17

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA Target Retirement Income Fund
Six Months Ended June 30, 2021 (unaudited)	$11.71	0.11	(d)	0.46	0.57	(0.11)	—
Year Ended:
December 31, 2020	$11.22	0.38	(d)	0.58	0.96	(0.30)	(0.17)
December 31, 2019	$10.69	0.31	(d)	0.93	1.24	(0.31)	(0.40)
December 31, 2018	$11.69	0.29		(0.64)	(0.35)	(0.29)	(0.36)
December 31, 2017	$11.41	0.28		0.70	0.98	(0.28)	(0.42)
December 31, 2016	$11.09	0.28		0.42	0.70	(0.28)	(0.10)
USAA Target Retirement 2030 Fund
Six Months Ended June 30, 2021 (unaudited)	$13.03	0.08	(d)	1.06	1.14	—	—
Year Ended:
December 31, 2020	$12.47	0.29	(d)	0.86	1.15	(0.25)	(0.34)
December 31, 2019	$11.87	0.33	(d)	1.70	2.03	(0.31)	(1.12)
December 31, 2018	$13.84	0.30		(1.25)	(0.95)	(0.30)	(0.72)
December 31, 2017	$12.89	0.30		1.77	2.07	(0.32)	(0.80)
December 31, 2016	$12.34	0.30		0.77	1.07	(0.48)	(0.04)
USAA Target Retirement 2040 Fund
Six Months Ended June 30, 2021 (unaudited)	$13.02	0.06	(d)	1.40	1.46	—	—
Year Ended:
December 31, 2020	$12.58	0.28	(d)	0.88	1.16	(0.22)	(0.50)
December 31, 2019	$11.87	0.32	(d)	1.99	2.31	(0.29)	(1.31)
December 31, 2018	$14.25	0.27		(1.46)	(1.19)	(0.28)	(0.91)
December 31, 2017	$12.82	0.29		2.07	2.36	(0.29)	(0.64)
December 31, 2016	$12.23	0.26		0.83	1.09	(0.48)	(0.02)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 and in effect through June 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  The expense ratios exclude the impact of expenses paid to each underlying fund.

See notes to financial statements.

18

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return*(a)	Net Expenses^(b)(c)	Net Investment Income (Loss)(b)	Gross Expenses(b)(c)	Net Assets, End of Period (000's)	Portfolio Turnover(a)
USAA Target Retirement Income Fund
Six Months Ended June 30, 2021 (unaudited)	(0.11)	$12.17	4.85%	0.03%	1.78%	0.03%	$826,264	1%
Year Ended:
December 31, 2020	(0.47)	$11.71	8.73%	0.06%	3.40%	0.06%	$827,247	15	%(e)
December 31, 2019	(0.71)	$11.22	11.72%	0.07%	2.75%	0.07%	$337,633	16%
December 31, 2018	(0.65)	$10.69	(3.01)%	0.07%	2.53%	0.07%	$318,796	29%
December 31, 2017	(0.70)	$11.69	8.66%	0.07%	2.44%	0.07%	$349,866	41	%(f)
December 31, 2016	(0.38)	$11.41	6.36%	0.07%	2.41%	0.07%	$317,856	14%
USAA Target Retirement 2030 Fund
Six Months Ended June 30, 2021 (unaudited)	—	$14.17	8.75%	0.02%	1.25%	0.02%	$1,381,489	3%
Year Ended:
December 31, 2020	(0.59)	$13.03	9.25%	0.02%	2.41%	0.02%	$1,330,701	19%
December 31, 2019	(1.43)	$12.47	17.13%	0.03%	2.53%	0.03%	$1,368,343	24%
December 31, 2018	(1.02)	$11.87	(6.99)%	0.03%	2.25%	0.03%	$1,183,564	36%
December 31, 2017	(1.12)	$13.84	16.12%	0.03%	2.29%	0.03%	$1,286,393	32%
December 31, 2016	(0.52)	$12.89	8.70%	0.03%	2.22%	0.03%	$1,098,440	8%
USAA Target Retirement 2040 Fund
Six Months Ended June 30, 2021 (unaudited)	—	$14.48	11.21%	0.02%	0.93%	0.02%	$1,618,706	1%
Year Ended:
December 31, 2020	(0.72)	$13.02	9.22%	0.02%	2.30%	0.02%	$1,531,320	20%
December 31, 2019	(1.60)	$12.58	19.57%	0.02%	2.41%	0.02%	$1,551,552	29%
December 31, 2018	(1.19)	$11.87	(8.53)%	0.02%	2.08%	0.02%	$1,310,328	35%
December 31, 2017	(0.93)	$14.25	18.46%	0.03%	2.15%	0.03%	$1,424,068	32%
December 31, 2016	(0.50)	$12.82	8.97%	0.03%	1.99%	0.03%	$1,195,926	9	%(g)

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  For the year ended December 31, 2020, the portfolio turnover calculation excludes the value of securities purchased of $78,972 and sold of $170,937 thousand, respectively, in connection with the Fund's acquisition of USAA Target Retirement 2020 Fund.

(f)  Overall increase in purchases and sales of securities.

(g)  Overall decrease in purchases and sales of securities.

See notes to financial statements.

19

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA Target Retirement 2050 Fund
Six Months Ended June 30, 2021 (unaudited)	$13.35	0.05	(d)	1.62	1.67	—	—
Year Ended:
December 31, 2020	$12.84	0.28	(d)	1.07	1.35	(0.24)	(0.60)
December 31, 2019	$11.95	0.31	(d)	2.09	2.40	(0.28)	(1.23)
December 31, 2018	$14.45	0.26		(1.54)	(1.28)	(0.26)	(0.96)
December 31, 2017	$12.78	0.27		2.20	2.47	(0.28)	(0.52)
December 31, 2016	$12.18	0.23		0.87	1.10	(0.42)	(0.08)
USAA Target Retirement 2060 Fund
Six Months Ended June 30, 2021 (unaudited)	$13.17	0.05	(d)	1.60	1.65	—	—
Year Ended:
December 31, 2020	$12.53	0.26	(d)	1.01	1.27	(0.20)	(0.43)
December 31, 2019	$11.05	0.28	(d)	1.94	2.22	(0.27)	(0.47)
December 31, 2018	$12.74	0.23		(1.39)	(1.16)	(0.23)	(0.30)
December 31, 2017	$11.07	0.22		1.93	2.15	(0.22)	(0.26)
December 31, 2016	$10.48	0.15		0.77	0.92	(0.30)	(0.03)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 and in effect through June 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  The expense ratios exclude the impact of expenses paid to each underlying fund.

See notes to financial statements.

20

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return*(a)	Net Expenses^(b)(c)	Net Investment Income (Loss)(b)	Gross Expenses(b)(c)	Net Assets, End of Period (000's)	Portfolio Turnover(a)
USAA Target Retirement 2050 Fund
Six Months Ended June 30, 2021 (unaudited)	—	$15.02	12.51%	0.03%	0.74%	0.03%	$958,967	2%
Year Ended:
December 31, 2020	(0.84)	$13.35	10.52%	0.03%	2.26%	0.03%	$893,934	21%
December 31, 2019	(1.51)	$12.84	20.16%	0.04%	2.32%	0.04%	$893,030	30%
December 31, 2018	(1.22)	$11.95	(9.02)%	0.04%	1.96%	0.04%	$741,449	36%
December 31, 2017	(0.80)	$14.45	19.39%	0.04%	2.00%	0.04%	$804,921	30%
December 31, 2016	(0.50)	$12.78	9.02%	0.05%	1.87%	0.05%	$659,642	6	%(g)
USAA Target Retirement 2060 Fund
Six Months Ended June 30, 2021 (unaudited)	—	$14.82	12.53%	0.10%	0.67%	0.14%	$133,055	2%
Year Ended:
December 31, 2020	(0.63)	$13.17	10.17%	0.10%	2.17%	0.16%	$121,007	28%
December 31, 2019	(0.74)	$12.53	20.09%	0.10%	2.30%	0.22%	$116,493	29%
December 31, 2018	(0.53)	$11.05	(9.18)%	0.10%	2.00%	0.23%	$87,403	36%
December 31, 2017	(0.48)	$12.74	19.51%	0.10%	1.95%	0.29%	$77,599	37	%(f)
December 31, 2016	(0.33)	$11.07	8.80%	0.10%	1.85%	0.41%	$53,142	4	%(g)

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  For the year ended December 31, 2020, the portfolio turnover calculation excludes the value of securities purchased of $78,972 and sold of $170,937 thousand, respectively, in connection with the Fund's acquisition of USAA Target Retirement 2020 Fund.

(f)  Overall increase in purchases and sales of securities.

(g)  Overall decrease in purchases and sales of securities.
See notes to financial statements.

21

USAA Mutual Funds Trust	Notes to Financial Statements June 30, 2021

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. Each Fund is classified as diversified under the 1940 Act.

The accompanying financial statements are those of the following five Funds (collectively, the "Funds" and individually, a "Fund"):

Funds (Legal Name)	Funds (Short Name)
USAA Target Retirement Income Fund	Target Income Fund
USAA Target Retirement 2030 Fund	Target 2030 Fund
USAA Target Retirement 2040 Fund	Target 2040 Fund
USAA Target Retirement 2050 Fund	Target 2050 Fund
USAA Target Retirement 2060 Fund	Target 2060 Fund

Each Fund is a "fund of funds" in that it invests in a selection of affiliated mutual funds and exchange-traded funds managed by the Funds' Adviser, Victory Capital Management Inc. ("VCM"), an affiliate of the Fund.

Each Fund may rely on certain Securities and Exchange Commission ("SEC") exemptive orders or rules that permit funds meeting various conditions to invest in an Exchange-Traded Fund ("ETF") in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with vendors and others that provide for general indemnifications. A Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

22

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

The Adviser has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Funds' valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including ETFs are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in the underlying affiliated Funds and other open-end investment companies, other than ETFs, are valued at their net asset value ("NAV") at the end of each business day and are typically categorized in Level 1 in the fair value hierarchy.

The underlying affiliated Funds have specific valuation procedures. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of June 30, 2021, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Target Income Fund
Affiliated Exchange-Traded Funds	$141,603	$—	$—	$141,603
Affiliated Mutual Funds	678,398	—	—	678,398
Total	$820,001	$—	$—	$820,001
Target 2030 Fund
Affiliated Exchange-Traded Funds	$382,870	$—	$—	$382,870
Affiliated Mutual Funds	969,520	—	—	969,520
Collateral for Securities Loaned	253	—	—	253
Total	$1,352,643	$—	$—	$1,352,643
Target 2040 Fund
Affiliated Exchange-Traded Funds	$523,324	$—	$—	$523,324
Affiliated Mutual Funds	1,061,612	—	—	1,061,612
Collateral for Securities Loaned	264	—	—	264
Total	$1,585,200	$—	$—	$1,585,200
Target 2050 Fund
Affiliated Exchange-Traded Funds	$319,695	$—	$—	$319,695
Affiliated Mutual Funds	621,594	—	—	621,594
Collateral for Securities Loaned	5	—	—	5
Total	$941,294	$—	$—	$941,294

23

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

	Level 1	Level 2	Level 3	Total
Target 2060 Fund
Affiliated Exchange-Traded Funds	$44,964	$—	$—	$44,964
Affiliated Mutual Funds	85,028	—	—	85,028
Total	$129,992	$—	$—	$129,992

For the six months ended June 30, 2021, there were no transfers in or out of Level 3 in the fair value hierarchy.

Investment Companies:

Exchange-Traded Funds:

The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting the purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis.

Securities Lending:

The Funds, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100 thousand. Collateral may be cash, U.S. government securities, or other securities, as permitted by "SEC". Cash collateral may be invested in high-quality, short-term investments, primarily open-end investment companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earns a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of

24

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Funds' agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default. Cash collateral is listed on each Fund's Schedule of Portfolio Investments and Financial Statements while non-cash collateral is not included. The following table (amounts in thousands) is a summary of the Funds' securities lending transactions as of June 30, 2021:

	Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
Target 2030 Fund	$249	$—	$253
Target 2040 Fund	260	—	264
Target 2050 Fund	4	—	5

Federal Income Taxes:

It is the Funds' policy to continue to qualify as regulated investment companies by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of December 31st.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Funds are charged to the Funds, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2021, were as follows (amounts in thousands):

	Excluding U.S. Government Securities
	Purchases	Sales
Target Income Fund	$9,817	$46,279
Target 2030 Fund	33,577	94,308
Target 2040 Fund	15,883	108,331
Target 2050 Fund	16,588	72,441
Target 2060 Fund	3,077	8,322

There were no purchases or sales of U.S. government securities during the six months ended June 30, 2021.

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4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC. The Adviser does not receive any fees from the Funds for these services.

Administration and Servicing Fees:

VCM serves as the Funds' administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM does not receive any fees from the Funds for these services.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the six months ended June 30, 2021, are reflected on the Statements of Operations as Sub-Administration fees.

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended June 30, 2021, are reflected on the Statements of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Funds. VCTA does not receive any fees from the Funds for these services.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Funds pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust, and receives no fee or other compensation for these services.

Other Fees:

Citibank serves as the Funds' custodian.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Funds. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for the Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds' business are excluded from

26

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

the expense limits. As of June 30, 2021, the expense limits (excluding voluntary waivers) were as follows:

In effect until June 30, 2023
Target Income Fund	0.07%
Target 2030 Fund	0.03%
Target 2040 Fund	0.02%
Target 2050 Fund	0.04%
Target 2060 Fund	0.10%

Under the terms of the expense limitation agreement, amended May 1, 2021, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. Prior to May 1, 2021, the Funds were permitted to recoup fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the limitations above. This change did not have any effect on the amounts previously reported for recoupment.

As of June 30, 2021, the following amounts (amounts in thousands) are available to be repaid to the Adviser. The Funds have not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at June 30, 2021.

	Expires 2022	Expires 2023	Expires 2024	Total
Target 2030 Fund	$1	$—	$—	$1
Target 2040 Fund	1	—	14	15
Target 2060 Fund	54	69	27	150

The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. These waivers are not available for recoupment and are reflected on the Statements of Operations as Expenses waived/reimbursed by Adviser. There were no voluntary waivers or reimbursements for the six months ended June 30, 2021.

Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, sub-administrator, sub-fund accountant, custodian, and Distributor.

5. Risks:

The Funds may be subject to other risks in addition to these identified risks.

Affiliated Funds Risk — The risks of the Funds directly correspond to the risks of the underlying affiliated funds in which the Funds invest. By investing in the underlying affiliated funds, the Funds have exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Funds varies according to the Fund's asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the risk associated with equity securities. The Funds also are subject to asset allocation risk (i.e., the risk that allocations will not produce the intended results) and to management risk (i.e., the risk that the selection of underlying affiliated funds will not produce the intended results).

High-Yield/Junk Bond Risk — Fixed-income securities rated below investment grade, also known as "junk" or high-yield bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns, financial setbacks, or liquidity events. High-yield securities also can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short and longer periods of time.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

Market Risk — Overall market risks may affect the value of the Funds. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.

Equity Risk — The Funds may invest in underlying affiliated funds that invest in equity securities. The value of the equity securities in which the Funds invest may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.

Debt Securities Risk — The Funds may invest in underlying affiliated funds that invest in debt securities or other income-producing securities. The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2021, with a termination date of June 27, 2022. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended June 30, 2021, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. For the period June 29, 2020, through April 30, 2021, under an amended Line of Credit agreement, Citibank received an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the upfront fee. Effective with the renewal, the annual commitment fee of 0.15% remains unchanged and the upfront fee of 0.10% was discontinued. Interest charged to each fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.

The Funds had no borrowings under the Line of Credit agreement during the six months ended June 30, 2021.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Funds to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Interfund lending fees. As a Lender, interest earned by each Fund during the period, if applicable, is presented on the Statements of Operations under Interfund lending.

28

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

The Funds did not utilize or participate in the Facility during the six months ended June 30, 2021.

7. Federal Income Tax Information:

Dividends from net investment income, if any, are declared and paid as noted in the table below.

Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.

	Declared	Paid
Target Income Fund	Quarterly	Quarterly
Target 2030 Fund	Annually	Annually
Target 2040 Fund	Annually	Annually
Target 2050 Fund	Annually	Annually
Target 2060 Fund	Annually	Annually

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year ending December 31, 2021.

As of December 31, 2020, the Funds had no capital loss carryforwards for federal income tax purposes.

8. Affiliated Securities:

An affiliated security is a security in which the Fund has ownership of at least 5% of the security's outstanding voting shares or an investment company managed by VCM. The Funds do not invest in affiliated underlying funds for the purpose of exercising management or control. These underlying funds are noted as affiliated on each Fund's Schedule of Portfolio Investments. The affiliated underlying fund's annual or semiannual reports may be viewed at vcm.com. Transactions in affiliated securities during the six months ended June 30, 2021, were as follows (amount in thousands):

	Fair Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 6/30/2021	Dividend Income
USAA Target Retirement Income Fund
USAA 500 Index Fund Reward Shares	$1,094	$6	$—	$—	$—	$156	$1,256	$7
USAA Global Managed Volatility Fund Institutional Shares	71,004	—	(30,276)	6,663	—	661	48,052	—
USAA Government Securities Fund Institutional Shares	211,398	2,198	(2,455)	(19)	—	(2,687)	208,435	2,199

29

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

	Fair Value 12/31/2020		Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 6/30/2021		Dividend Income
USAA Growth Fund Institutional Shares	$15,102		$—	$—	$—	$—	$1,806	$16,908		$—
USAA High Income Fund Institutional Shares	32,807		796	—	—	—	556	34,159		796
USAA Income Fund Institutional Shares	98,495		1,301	—	—	—	(987)	98,809		1,301
USAA Income Stock Fund Institutional Shares	8,946		98	(1,600)	140	—	1,102	8,686		98
USAA Intermediate-Term Bond Fund Institutional Shares	—	*	—	—	—	—	— *	—	*	—
USAA Precious Metals and Minerals Fund Institutional Shares	2,940		—	—	—	—	(204)	2,736		—
USAA Short-Term Bond Fund Institutional Shares	125,900		1,505	—	—	—	(135)	127,270		1,504
USAA Small Cap Stock Fund Institutional Shares	7,574		2,457	(1,600)	90	—	1,429	9,950		—
USAA Target Managed Allocation Fund	48,317		—	(10,348)	1,577	—	3,728	43,274		—
Victory Integrity Mid-Cap Value Fund Class R6	4,697		—	—	—	—	974	5,671		—
Victory Market Neutral Income Fund Class I	31,760		456	—	—	—	(36)	32,180		456
Victory RS International Fund Class R6	22,596		—	—	—	—	2,576	25,172		—
Victory Sophus Emerging Markets Fund Class R6	—		1,000	—	—	—	32	1,032		—
Victory Trivalent International Core Equity Fund Class R6	13,546		—	—	—	—	1,262	14,808		—
VictoryShares Dividend Accelerator ETF	12,385		—	—	—	—	1,373	13,758		78

30

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

	Fair Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 6/30/2021	Dividend Income
VictoryShares International Volatility Wtd ETF	$7,415	$—	$—	$—	$—	$655	$8,070	$94
VictoryShares Nasdaq Next 50 ETF	4,728	—	—	—	—	395	5,123	7
VictoryShares U.S. 500 Volatility Wtd ETF	2,159	—	—	—	—	311	2,470	9
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	7,431	—	—	—	—	925	8,356	51
VictoryShares USAA Core Intermediate-Term Bond ETF	4,443	—	—	—	—	(62)	4,381	30
VictoryShares USAA Core Short-Term Bond ETF	22,983	—	—	—	—	48	23,031	142
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	20,568	—	—	—	—	2,902	23,470	160
VictoryShares USAA MSCI International Value Momentum ETF	20,810	—	—	—	—	1,859	22,669	367
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	7,070	—	—	—	—	1,502	8,572	18
VictoryShares USAA MSCI USA Value Momentum ETF	18,138	—	—	—	—	3,565	21,703	89
	$824,306	$9,817	$(46,279)	$8,451	$—	$23,706	$820,001	$7,406

*  Round to less than $1 thousand.

31

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

	Fair Value 12/31/2020		Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 6/30/2021	Dividend Income
Target 2030
USAA 500 Index Fund Reward Shares	$12,272		$71	$(1,006)	$37	$—	$1,605	$12,979	$71
USAA Global Managed Volatility Fund Institutional Shares	176,827		—	(51,062)	9,957	—	8,899	144,621	—
USAA Government Securities Fund Institutional Shares	184,097		1,929	—	—	—	(2,367)	183,659	1,928
USAA Growth Fund Institutional Shares	53,659		—	—	—	—	6,416	60,075	—
USAA High Income Fund Institutional Shares	56,997		1,382	—	—	—	968	59,347	1,382
USAA Income Fund Institutional Shares	77,123		1,019	—	—	—	(773)	77,369	1,019
USAA Income Stock Fund Institutional Shares	28,138		327	—	—	—	4,069	32,534	327
USAA Intermediate-Term Bond Fund Institutional Shares	—	*	1	—	—	—	— *	1	—
USAA Precious Metals and Minerals Fund Institutional Shares	5,353		—	—	—	—	(373)	4,980	—
USAA Short-Term Bond Fund Institutional Shares	59,770		715	—	—	—	(64)	60,421	714
USAA Small Cap Stock Fund Institutional Shares	22,641		2,652	(4,773)	449	—	3,739	24,708	—
USAA Target Managed Allocation Fund	137,014		—	(20,268)	2,622	—	13,110	132,478	—
Victory Integrity Mid-Cap Value Fund Class R6	31,172		—	—	—	—	6,464	37,636	—
Victory Market Neutral Income Fund Class I	21,823		314	—	—	—	(25)	22,112	313
Victory RS International Fund Class R6	60,072		—	(3,202)	326	—	6,431	63,627	—
Victory Sophus Emerging Markets Fund Class R6	1,571		2,000	—	—	—	167	3,738	—

32

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

	Fair Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 6/30/2021	Dividend Income
Victory Trivalent International Core Equity Fund Class R6	$45,040	$—	$—	$—	$—	$4,195	$49,235	$—
VictoryShares Dividend Accelerator ETF	37,637	—	(2,000)	355	—	3,771	39,763	233
VictoryShares International Volatility Wtd ETF	21,635	—	—	—	—	1,910	23,545	275
VictoryShares Nasdaq Next 50 ETF	17,996	4,125	—	—	—	1,803	23,924	29
VictoryShares U.S. 500 Volatility Wtd ETF	13,495	—	—	—	—	1,945	15,440	58
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	21,064	—	(1,991)	300	—	2,264	21,637	140
VictoryShares USAA Core Intermediate-Term Bond ETF	13,703	—	—	—	—	(191)	13,512	94
VictoryShares USAA Core Short-Term Bond ETF	22,814	19,042	—	—	—	76	41,932	226
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	40,579	—	—	—	—	5,726	46,305	315
VictoryShares USAA MSCI International Value Momentum ETF	62,813	—	(3,342)	(411)	—	5,934	64,994	1,061
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	17,096	—	—	—	—	3,632	20,728	45
VictoryShares USAA MSCI USA Value Momentum ETF	65,197	—	(6,664)	1,107	—	11,450	71,090	314
	$1,307,598	$33,577	$(94,308)	$14,742	$—	$90,781	$1,352,390	$8,544

*  Round to less than $1 thousand.

33

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

	Fair Value 12/31/2020		Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 6/30/2021		Dividend Income
Target 2040
USAA 500 Index Fund Reward Shares	$26,035		$1,170	$—	$—	$—	$3,786	$30,991		$170
USAA Global Managed Volatility Fund Institutional Shares	273,853		—	(84,622)	15,033	—	14,118	218,382		—
USAA Government Securities Fund Institutional Shares	89,964		942	—	—	—	(1,157)	89,749		943
USAA Growth Fund Institutional Shares	78,468		—	—	—	—	9,383	87,851		—
USAA High Income Fund Institutional Shares	50,790		1,233	—	—	—	862	52,885		1,233
USAA Income Fund Institutional Shares	30,610		404	—	—	—	(307)	30,707		404
USAA Income Stock Fund Institutional Shares	42,076		490	—	—	—	6,084	48,650		490
USAA Intermediate-Term Bond Fund Institutional Shares	—	*	—	—	—	—	— *	—	*	—
USAA Precious Metals and Minerals Fund Institutional Shares	5,953		—	—	—	—	(414)	5,539		—
USAA Short-Term Bond Fund Institutional Shares	21,935		262	—	—	—	(23)	22,174		262
USAA Small Cap Stock Fund Institutional Shares	26,474		3,071	—	—	—	4,982	34,527		—
USAA Target Managed Allocation Fund	194,713		—	(19,148)	1,809	—	21,531	198,905		—
Victory Integrity Mid-Cap Value Fund Class R6	39,962		901	—	—	—	8,310	49,173		—
Victory Market Neutral Income Fund Class I	13,487		193	—	—	—	(15)	13,665		193
Victory RS International Fund Class R6	87,806		—	—	—	—	10,010	97,816		—
Victory Sophus Emerging Markets Fund Class R6	4,505		4,000	—	—	—	512	9,017		—

34

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

	Fair Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 6/30/2021	Dividend Income
Victory Trivalent International Core Equity Fund Class R6	$65,482	$—	$—	$—	$—	$6,099	$71,581	$—
VictoryShares Dividend Accelerator ETF	50,397	—	—	—	—	5,582	55,979	317
VictoryShares International Volatility Wtd ETF	30,541	—	—	—	—	2,698	33,239	388
VictoryShares Nasdaq Next 50 ETF	32,039	3,217	—	—	—	2,910	38,166	50
VictoryShares U.S. 500 Volatility Wtd ETF	23,552	—	—	—	—	3,396	26,948	101
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	28,116	—	—	—	—	3,499	31,615	191
VictoryShares USAA Core Intermediate-Term Bond ETF	7,135	—	—	—	—	(100)	7,035	49
VictoryShares USAA Core Short-Term Bond ETF	19,875	—	—	—	—	42	19,917	123
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	57,656	—	—	—	—	8,136	65,792	448
VictoryShares USAA MSCI International Value Momentum ETF	89,016	—	(1,557)	(192)	—	8,101	95,368	1,548
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	25,626	—	—	—	—	5,443	31,069	67
VictoryShares USAA MSCI USA Value Momentum ETF	101,293	—	(3,004)	511	—	19,396	118,196	499
	$1,517,359	$15,883	$(108,331)	$17,161	$—	$142,864	$1,584,936	$7,476

*  Round to less than $1 thousand.

35

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

	Fair Value 12/31/2020		Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 6/30/2021		Dividend Income
Target 2050
USAA 500 Index Fund Reward Shares	$16,883		$3,527	$—	$—	$—	$2,725	$23,135		$127
USAA Global Managed Volatility Fund Institutional Shares	180,074		—	(55,634)	10,467	—	8,716	143,623		—
USAA Government Securities Fund Institutional Shares	17,419		164	(2,696)	155	—	(365)	14,677		165
USAA Growth Fund Institutional Shares	52,229		—	—	—	—	6,246	58,475		—
USAA High Income Fund Institutional Shares	14,649		355	—	—	—	249	15,253		355
USAA Income Fund Institutional Shares	12,238		162	—	—	—	(123)	12,277		162
USAA Income Stock Fund Institutional Shares	26,716		311	—	—	—	3,863	30,890		311
USAA Intermediate-Term Bond Fund Institutional Shares	—	*	—	—	—	—	— *	—	*	—
USAA Precious Metals and Minerals Fund Institutional Shares	3,344		—	—	—	—	(232)	3,112		—
USAA Short-Term Bond Fund Institutional Shares	2,843		34	—	—	—	(3)	2,874		34
USAA Small Cap Stock Fund Institutional Shares	18,528		2,699	—	—	—	3,525	24,752		—
USAA Target Managed Allocation Fund	128,337		—	(11,371)	949	—	14,496	132,411		—
Victory Integrity Mid-Cap Value Fund Class R6	29,427		897	—	—	—	6,162	36,486		—
Victory Market Neutral Income Fund Class I	6,336		91	—	—	—	(7)	6,420		91
Victory RS International Fund Class R6	56,043		1,347	—	—	—	6,495	63,885		—
Victory Sophus Emerging Markets Fund Class R6	2,918		2,398	—	—	—	404	5,720		—

36

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

	Fair Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 6/30/2021	Dividend Income
Victory Trivalent International Core Equity Fund Class R6	$42,782	$799	$—	$—	$—	$4,023	$47,604	$—
VictoryShares Dividend Accelerator ETF	32,905	—	—	—	—	3,644	36,549	207
VictoryShares International Volatility Wtd ETF	19,294	—	—	—	—	1,705	20,999	245
VictoryShares Nasdaq Next 50 ETF	18,346	3,804	—	—	—	1,809	23,959	30
VictoryShares U.S. 500 Volatility Wtd ETF	15,978	—	—	—	—	2,304	18,282	69
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	17,868	—	—	—	—	2,223	20,091	122
VictoryShares USAA Core Intermediate-Term Bond ETF	1,059	—	—	—	—	(15)	1,044	7
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	37,939	—	—	—	—	5,354	43,293	295
VictoryShares USAA MSCI International Value Momentum ETF	57,086	—	(914)	(112)	—	5,185	61,245	993
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	15,793	—	—	—	—	3,355	19,148	41
VictoryShares USAA MSCI USA Value Momentum ETF	64,398	—	(1,826)	192	—	12,321	75,085	313
	$891,432	$16,588	$(72,441)	$11,651	$—	$94,059	$941,289	$3,567

*  Round to less than $1 thousand.

37

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

	Fair Value 12/31/2020		Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 6/30/2021		Dividend Income
Target 2060
USAA 500 Index Fund Reward Shares	$3,092		$271	$—	$—	$—	$472	$3,835		$21
USAA Global Managed Volatility Fund Institutional Shares	23,142		—	(6,363)	824	—	1,691	19,294		—
USAA Government Securities Fund Institutional Shares	2,734		25	(487)	28	—	(60)	2,240		25
USAA Growth Fund Institutional Shares	6,825		—	—	—	—	816	7,641		—
USAA High Income Fund Institutional Shares	1,843		42	(120)	16	—	13	1,794		42
USAA Income Fund Institutional Shares	1,557		21	—	—	—	(16)	1,562		21
USAA Income Stock Fund Institutional Shares	4,008		44	(248)	—	—	551	4,355		44
USAA Intermediate-Term Bond Fund Institutional Shares	—	*	—	—	—	—	— *	—	*	—
USAA Precious Metals and Minerals Fund Institutional Shares	416		—	—	—	—	(29)	387		—
USAA Short-Term Bond Fund Institutional Shares	1		—	—	—	—	— *	1		—
USAA Small Cap Stock Fund Institutional Shares	2,504		886	(250)	27	—	434	3,601		—
USAA Target Managed Allocation Fund	17,268		—	(854)	25	—	2,050	18,489		—
Victory Integrity Mid-Cap Value Fund Class R6	3,409		241	—	—	—	722	4,372		—
Victory RS International Fund Class R6	8,192		—	—	—	—	933	9,125		—
Victory Sophus Emerging Markets Fund Class R6	572		759	—	—	—	87	1,418		—

38

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

	Fair Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 6/30/2021	Dividend Income
Victory Trivalent International Core Equity Fund Class R6	$6,085	$266	$—	$—	$—	$563	$6,914	$—
VictoryShares Dividend Accelerator ETF	4,649	—	—	—	—	514	5,163	29
VictoryShares International Volatility Wtd ETF	3,125	—	—	—	—	277	3,402	40
VictoryShares Nasdaq Next 50 ETF	2,606	522	—	—	—	256	3,384	4
VictoryShares U.S. 500 Volatility Wtd ETF	1,879	—	—	—	—	271	2,150	8
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	2,429	—	—	—	—	302	2,731	17
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	5,474	—	—	—	—	772	6,246	43
VictoryShares USAA MSCI International Value Momentum ETF	8,075	—	—	—	—	721	8,796	141
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	2,144	—	—	—	—	456	2,600	6
VictoryShares USAA MSCI USA Value Momentum ETF	8,768	—	—	—	—	1,724	10,492	43
	$120,797	$3,077	$(8,322)	$920	$—	$13,520	$129,992	$484

*  Round to less than $1 thousand.

9. Acquisition of USAA Target Retirement 2020 Fund:

On November 20, 2020, the USAA Target Retirement 2020 Fund was acquired by the USAA Target Retirement Income Fund pursuant to a Plan of Reorganization and Termination, which was approved by the Board on June 11, 2020. The Reorganization was accomplished by a tax-free exchange of 44,513 thousand shares of the Fund (valued at $513,117 thousand) for 43,772 thousand shares of the USAA Target Retirement 2020 Fund (100% of the voting equity interests) outstanding on November 20, 2020. The reason for the Reorganization was to combine two funds with comparable investment objectives to create one larger fund with the potential for lower total operating expenses borne by shareholders. In addition, as disclosed in the Funds' prospectuses, once a Fund reaches its target date and its asset allocation is similar to the USAA Target Retirement Income Fund, the Board may reorganize the Fund

39

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

into the USAA Target Retirement Income Fund. The tax-free exchange of shares by the USAA Target Retirement Income Fund for the assets and liabilities of the USAA Target Retirement 2020 Fund (100% of the voting equity interest) on the date of the reorganization was as follows (amounts in thousands):

Shares Issued by Target Income Fund	Total Net Assets of the Target 2020 Fund		Merger Ratio	Prior to reorganization Total Net Assets of the Target Income Fund		After reorganization Total Net Assets of the Target Income Fund
44,513	$513,117	(b)	1.02%	$308,335	(a)	$821,452

(a) Includes undistributed net investment income of $5,414 thousand and unrealized appreciation on investments of $29,437 thousand with a fair value of $307,072 thousand and identified cost of $277,635 thousand.

(b) Includes $54,480 thousand of unrealized appreciation on investments.

The Reorganization was accounted for as an asset acquisition of the USAA Target Retirement 2020 Fund (the "Acquired Fund") by the USAA Target Retirement Income Fund (the "Acquiring Fund") in accordance with the asset acquisition method of accounting as detailed in ASC 805-50, Business Combinations — Related Issues. The fair value of the Reorganization consideration paid by the USAA Target Retirement Income Fund was allocated to the assets acquired and liabilities assumed based on their relative fair values as of the date of acquisition and did not give rise to goodwill. As a result of the reorganization, the Acquiring Fund is the legal and accounting survivor.

40

USAA Mutual Funds Trust	Supplemental Information June 30, 2021

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021, through June 30, 2021.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/21	Actual Ending Account Value 6/30/21	Hypothetical Ending Account Value 6/30/21	Actual Expenses Paid During Period 1/1/21- 6/30/21*	Hypothetical Expenses Paid During Period 1/1/21- 6/30/21*	Annualized Expense Ratio During Period 1/1/21- 6/30/21
Target Income Fund	$1,000.00	$1,048.50	$1,024.65	$0.15	$0.15	0.03%
Target 2030 Fund	1,000.00	1,087.50	1,024.70	0.10	0.10	0.02
Target 2040 Fund	1,000.00	1,112.10	1,024.70	0.10	0.10	0.02
Target 2050 Fund	1,000.00	1,125.10	1,024.65	0.16	0.15	0.03
Target 2060 Fund	1,000.00	1,125.30	1,024.30	0.53	0.50	0.10

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year)

41

USAA Mutual Funds Trust	Supplemental Information — continued June 30, 2021

  (Unaudited)

Liquidity Risk Management Program:

The USAA Mutual Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage each Fund's liquidity risk, taking into consideration each Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The USAA Mutual Funds' Board of Trustees approved the appointment of the Funds' investment adviser, Victory Capital Management Inc. ("Victory Capital"), as the administrator of the LRMP.

Victory Capital manages liquidity risks associated with the Funds' investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of each Fund's investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Funds' portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.

At a meeting held on March 10, 2021, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Funds did not experience any significant liquidity challenges during the covered period, and the Funds' LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure each Fund is able to meet redemption requests without significant dilution to the remaining investors' interest in each Fund. During the review period, each Fund's portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that each Fund reasonably expects to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Funds have not adopted a highly liquid investment minimum. The Funds' investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

42

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

15935 La Cantera Pkwy
Building Two
San Antonio, Texas 78256

Visit our website at:	Call
vcm.com	(800) 235-8396

88219-0821

JUNE 30, 2021

Semi Annual Report

USAA 500 Index Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member of FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	15
Statement of Operations	16
Statements of Changes in Net Assets	17
Financial Highlights	18
Notes to Financial Statements	20
Supplemental Information	29
Proxy Voting and Portfolio Holdings Information	29
Expense Examples	29
Liquidity Risk Management Program	30
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

1

USAA Mutual Funds Trust USAA 500 Index Fund	June 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund's investment objective seeks to match, before fees and expenses, the performance of the stocks composing the Victory US Large Cap 500 Index (the "Index"). The Index emphasizes stocks of large U.S. companies.

Sector Allocation*:

June 30, 2021

(% of Net Assets)

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

2

USAA Mutual Funds Trust USAA 500 Index Fund	Schedule of Portfolio Investments June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.6%)
Communication Services (11.5%):
Activision Blizzard, Inc.	205,249	$19,589
Alphabet, Inc. Class C (a)	165,223	414,102
Altice USA, Inc. Class A (a)	20,244	691
AT&T, Inc.	1,990,810	57,296
Charter Communications, Inc. Class A (a)	40,423	29,163
Comcast Corp. Class A	1,226,993	69,963
Discovery, Inc. Class A (a) (b)	35,595	1,092
DISH Network Corp. Class A (a)	61,911	2,588
Electronic Arts, Inc.	78,958	11,357
Facebook, Inc. Class A (a)	615,835	214,132
Fox Corp. Class A	86,849	3,225
IAC/InterActiveCorp. (a)	18,051	2,783
Liberty Broadband Corp. Class A (a)	47,221	7,941
Liberty Media Corp.-Liberty SiriusXM Class A (a)	77,806	3,624
Live Nation Entertainment, Inc. (a)	36,584	3,204
Lumen Technologies, Inc.	275,747	3,748
Match Group, Inc. (a)	70,599	11,384
Netflix, Inc. (a)	122,330	64,616
News Corp. Class A	81,499	2,100
Omnicom Group, Inc.	58,707	4,696
Pinterest, Inc. Class A (a)	26,168	2,066
Sirius XM Holdings, Inc. (b)	276,146	1,806
Snap, Inc. Class A (a)	308,945	21,052
Take-Two Interactive Software, Inc. (a)	31,568	5,588
The Walt Disney Co. (a)	453,279	79,673
T-Mobile U.S., Inc. (a)	208,592	30,210
Twitter, Inc. (a)	217,852	14,990
Verizon Communications, Inc.	1,130,051	63,317
ViacomCBS, Inc. Class B	144,162	6,516
Warner Music Group Corp. Class A	22,645	816
Zillow Group, Inc. Class C (a)	25,440	3,109
ZoomInfo Technologies, Inc. Class A (a)	13,783	719
		1,157,156
Communications Equipment (0.9%):
Arista Networks, Inc. (a)	17,473	6,331
Cisco Systems, Inc.	1,175,025	62,276
Motorola Solutions, Inc.	46,809	10,151
Palo Alto Networks, Inc. (a) (c)	26,297	9,757
Ubiquiti, Inc.	1,843	575
		89,090
Consumer Discretionary (12.2%):
Airbnb, Inc. Class A (a)	16,312	2,498
Amazon.com, Inc. (a)	127,297	437,922
AutoZone, Inc. (a)	6,029	8,997
Best Buy Co., Inc.	62,469	7,183
Booking Holdings, Inc. (a)	11,447	25,047
See notes to financial statements.

3

USAA Mutual Funds Trust USAA 500 Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Burlington Stores, Inc. (a)	15,243	$4,908
Caesars Entertainment, Inc. (a)	44,715	4,639
CarMax, Inc. (a)	45,012	5,813
Carnival Corp. (a) (b)	245,579	6,473
Carvana Co. (a)	3,036	916
Chewy, Inc. Class A (a) (b)	14,626	1,166
Chipotle Mexican Grill, Inc. (a)	7,602	11,786
D.R. Horton, Inc.	86,758	7,840
Darden Restaurants, Inc.	32,642	4,765
Dollar General Corp.	56,848	12,301
Dollar Tree, Inc. (a)	64,675	6,435
Domino's Pizza, Inc.	9,345	4,359
Doordash, Inc. Class A (a)	9,564	1,706
eBay, Inc.	187,954	13,196
Etsy, Inc. (a)	32,829	6,758
Expedia Group, Inc. (a)	37,097	6,073
Ford Motor Co. (a)	1,077,824	16,016
General Motors Co. (a)	370,422	21,918
Genuine Parts Co.	39,859	5,041
Hilton Worldwide Holdings, Inc. (a)	71,939	8,677
L Brands, Inc.	72,033	5,191
Las Vegas Sands Corp. (a) (c)	121,080	6,380
Lennar Corp. Class A	72,662	7,219
Lowe's Cos., Inc.	190,874	37,024
Marriott International, Inc. Class A (a)	85,061	11,613
McDonald's Corp.	190,531	44,011
MGM Resorts International	126,695	5,404
NIKE, Inc. Class B	357,064	55,163
NVR, Inc. (a)	1,003	4,988
O'Reilly Automotive, Inc. (a)	19,451	11,013
Peloton Interactive, Inc. Class A (a)	12,256	1,520
Penn National Gaming, Inc. (a)	36,712	2,808
Pool Corp.	11,071	5,078
Roku, Inc. (a)	5,828	2,676
Ross Stores, Inc.	91,058	11,291
Royal Caribbean Cruises Ltd. (a)	56,784	4,843
Starbucks Corp.	321,622	35,961
Target Corp. (c)	137,941	33,346
Tesla, Inc. (a)	231,844	157,584
The Home Depot, Inc.	296,462	94,539
The TJX Cos., Inc.	336,261	22,671
Tractor Supply Co.	31,797	5,916
Ulta Beauty, Inc. (a)	15,267	5,279
VF Corp.	87,473	7,176
Wayfair, Inc. Class A (a) (b)	13,150	4,152
Wynn Resorts Ltd. (a)	25,798	3,155
Yum! Brands, Inc.	71,695	8,247
		1,226,681

See notes to financial statements.

4

USAA Mutual Funds Trust USAA 500 Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Consumer Staples (5.8%):
Altria Group, Inc.	477,983	$22,790
Archer-Daniels-Midland Co.	141,022	8,546
Brown-Forman Corp. Class B	73,059	5,475
Campbell Soup Co.	60,475	2,757
Church & Dwight Co., Inc.	67,661	5,766
Colgate-Palmolive Co.	228,429	18,583
Conagra Brands, Inc.	123,961	4,510
Constellation Brands, Inc. Class A	46,697	10,922
Costco Wholesale Corp.	119,493	47,280
General Mills, Inc.	170,076	10,363
Hormel Foods Corp.	84,322	4,026
Kellogg Co.	75,951	4,886
Keurig Dr Pepper, Inc.	212,161	7,477
Kimberly-Clark Corp.	93,093	12,454
McCormick & Co., Inc.	54,862	4,845
Mondelez International, Inc. Class A	383,422	23,941
Monster Beverage Corp. (a)	102,387	9,353
PepsiCo, Inc.	385,233	57,080
Philip Morris International, Inc.	434,558	43,069
Sysco Corp.	139,638	10,857
The Clorox Co.	34,313	6,173
The Coca-Cola Co.	1,151,585	62,312
The Estee Lauder Cos., Inc.	56,390	17,936
The Hershey Co.	38,883	6,773
The Kraft Heinz Co.	201,036	8,198
The Kroger Co.	191,099	7,321
The Procter & Gamble Co.	668,247	90,167
Tyson Foods, Inc. Class A	68,520	5,054
Walgreens Boots Alliance, Inc.	210,570	11,078
Walmart, Inc.	429,393	60,553
		590,545
Electronic Equipment, Instruments & Components (0.5%):
Amphenol Corp. Class A	152,599	10,439
CDW Corp.	39,093	6,828
Cognex Corp.	47,688	4,008
Corning, Inc.	227,385	9,300
Keysight Technologies, Inc. (a)	50,826	7,848
Trimble, Inc. (a)	67,765	5,545
Zebra Technologies Corp. (a)	14,920	7,900
		51,868
Energy (2.7%):
Baker Hughes Co.	189,539	4,335
Cheniere Energy, Inc. (a)	70,693	6,132
Chevron Corp.	533,229	55,850
ConocoPhillips	372,291	22,673
Devon Energy Corp.	186,750	5,451
EOG Resources, Inc.	131,892	11,005
Exxon Mobil Corp.	1,143,140	72,109

See notes to financial statements.

5

USAA Mutual Funds Trust USAA 500 Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Halliburton Co.	229,797	$5,313
Hess Corp.	71,512	6,244
Kinder Morgan, Inc.	591,542	10,784
Marathon Petroleum Corp.	180,060	10,879
Occidental Petroleum Corp.	260,260	8,138
ONEOK, Inc.	121,611	6,767
Phillips 66	122,087	10,478
Pioneer Natural Resources Co.	63,007	10,240
Schlumberger Ltd.	389,889	12,480
The Williams Cos., Inc.	338,705	8,993
Valero Energy Corp.	113,972	8,899
		276,770
Financials (11.3%):
Aflac, Inc.	183,524	9,848
Ally Financial, Inc.	99,004	4,934
American Express Co.	190,974	31,555
American International Group, Inc.	234,234	11,150
Ameriprise Financial, Inc.	32,318	8,043
Arch Capital Group Ltd. (a)	98,324	3,829
Ares Management Corp. Class A	56,287	3,579
Arthur J. Gallagher & Co.	54,619	7,651
Bank of America Corp.	2,213,282	91,254
Berkshire Hathaway, Inc. Class B (a)	609,904	169,504
BlackRock, Inc.	42,529	37,212
Brown & Brown, Inc.	63,697	3,385
Capital One Financial Corp.	124,562	19,268
Cincinnati Financial Corp.	39,717	4,632
Citigroup, Inc.	564,211	39,918
Citizens Financial Group, Inc.	117,510	5,390
CME Group, Inc.	79,047	16,812
Discover Financial Services	84,116	9,950
Equitable Holdings, Inc.	101,816	3,100
Fifth Third Bancorp	181,821	6,951
First Republic Bank	48,554	9,088
Franklin Resources, Inc.	88,812	2,841
Huntington Bancshares, Inc.	402,741	5,747
Intercontinental Exchange, Inc.	156,913	18,626
JPMorgan Chase & Co.	826,269	128,518
KeyCorp	247,817	5,117
Loews Corp.	54,069	2,955
M&T Bank Corp.	34,739	5,048
Markel Corp. (a)	3,634	4,312
MarketAxess Holdings, Inc.	9,810	4,548
Marsh & McLennan Cos., Inc.	138,806	19,527
MetLife, Inc.	218,393	13,071
Moody's Corp.	47,800	17,321
Morgan Stanley	436,865	40,056
MSCI, Inc.	22,981	12,251
Nasdaq, Inc.	30,823	5,419
Northern Trust Corp.	58,034	6,710

See notes to financial statements.

6

USAA Mutual Funds Trust USAA 500 Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Principal Financial Group, Inc.	65,465	$4,137
Prudential Financial, Inc.	108,700	11,138
Raymond James Financial, Inc.	36,298	4,715
Regions Financial Corp.	265,208	5,352
Rocket Cos., Inc. Class A (b)	29,135	564
S&P Global, Inc.	65,047	26,699
State Street Corp.	95,945	7,894
SVB Financial Group (a)	15,144	8,427
Synchrony Financial	145,094	7,040
T. Rowe Price Group, Inc.	62,587	12,390
The Allstate Corp.	83,464	10,887
The Bank of New York Mellon Corp.	236,795	12,131
The Blackstone Group, Inc. Class A	190,781	18,532
The Charles Schwab Corp.	493,243	35,913
The Goldman Sachs Group, Inc.	94,861	36,003
The Hartford Financial Services Group, Inc.	99,594	6,172
The PNC Financial Services Group, Inc.	117,214	22,360
The Progressive Corp.	163,155	16,023
The Travelers Cos., Inc.	61,266	9,172
Tradeweb Markets, Inc. Class A	12,268	1,037
Truist Financial Corp.	371,029	20,592
U.S. Bancorp	397,870	22,667
Wells Fargo & Co.	1,140,410	51,649
		1,140,614
Health Care (13.0%):
10X Genomics, Inc. Class A (a)	3,223	631
Abbott Laboratories	495,422	57,434
AbbVie, Inc.	487,283	54,887
ABIOMED, Inc. (a)	11,567	3,610
Agilent Technologies, Inc.	77,803	11,500
Alexion Pharmaceuticals, Inc. (a)	60,977	11,202
Align Technology, Inc. (a)	20,672	12,631
Alnylam Pharmaceuticals, Inc. (a)	26,565	4,503
AmerisourceBergen Corp.	42,805	4,901
Amgen, Inc.	150,083	36,583
Anthem, Inc.	68,268	26,065
Avantor, Inc. (a) (b)	150,355	5,339
Baxter International, Inc.	140,208	11,287
Becton, Dickinson & Co.	80,234	19,512
Biogen, Inc. (a)	36,676	12,700
BioMarin Pharmaceutical, Inc. (a)	38,618	3,222
Bio-Rad Laboratories, Inc. Class A (a)	5,329	3,433
Bio-Techne Corp.	10,502	4,729
Boston Scientific Corp. (a)	396,186	16,941
Bristol-Myers Squibb Co.	622,875	41,620
Cardinal Health, Inc.	80,049	4,570
Catalent, Inc. (a)	41,996	4,541
Centene Corp. (a)	160,771	11,725
Cerner Corp.	84,015	6,567
Charles River Laboratories International, Inc. (a)	13,570	5,020

See notes to financial statements.

7

USAA Mutual Funds Trust USAA 500 Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Cigna Corp.	92,657	$21,966
CVS Health Corp.	347,772	29,018
Danaher Corp.	186,320	50,001
DexCom, Inc. (a)	25,262	10,787
Edwards Lifesciences Corp. (a)	173,328	17,952
Elanco Animal Health, Inc. (a)	109,672	3,804
Eli Lilly & Co.	233,623	53,621
Exact Sciences Corp. (a)	42,295	5,258
Gilead Sciences, Inc. (c)	309,205	21,292
GoodRx Holdings, Inc. Class A (a) (b)	10,380	374
Guardant Health, Inc. (a)	26,118	3,244
HCA Healthcare, Inc.	72,191	14,925
Hologic, Inc. (a)	51,890	3,462
Horizon Therapeutics PLC (a)	58,712	5,498
Humana, Inc.	32,564	14,417
IDEXX Laboratories, Inc. (a)	23,528	14,859
Illumina, Inc. (a)	34,280	16,222
Incyte Corp. (a)	52,283	4,398
Insulet Corp. (a)	13,031	3,577
Intuitive Surgical, Inc. (a)	31,973	29,404
IQVIA Holdings, Inc. (a)	52,877	12,813
Johnson & Johnson (c)	711,069	117,141
Laboratory Corp. of America Holdings (a)	27,224	7,510
Masimo Corp. (a)	13,559	3,287
McKesson Corp.	44,106	8,435
Merck & Co., Inc.	706,000	54,906
Mettler-Toledo International, Inc. (a)	6,010	8,326
Moderna, Inc. (a)	98,992	23,261
Novavax, Inc. (a) (b)	18,919	4,017
PerkinElmer, Inc.	27,634	4,267
Pfizer, Inc.	1,560,775	61,120
Quest Diagnostics, Inc.	36,041	4,756
Regeneron Pharmaceuticals, Inc. (a)	18,762	10,479
ResMed, Inc.	37,584	9,265
Royalty Pharma PLC Class A	23,164	949
Seagen, Inc. (a)	48,469	7,652
Stryker Corp.	96,200	24,986
Teladoc Health, Inc. (a)	38,550	6,410
Teleflex, Inc.	11,521	4,629
The Cooper Cos., Inc.	12,551	4,974
Thermo Fisher Scientific, Inc.	109,585	55,282
UnitedHealth Group, Inc.	263,127	105,366
Veeva Systems, Inc. Class A (a)	28,724	8,932
Vertex Pharmaceuticals, Inc. (a)	66,100	13,328
Viatris, Inc.	337,003	4,816
Waters Corp. (a)	15,754	5,445
West Pharmaceutical Services, Inc.	19,067	6,847
Zimmer Biomet Holdings, Inc.	55,070	8,856
Zoetis, Inc.	132,376	24,670
		1,311,957

See notes to financial statements.

8

USAA Mutual Funds Trust USAA 500 Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Industrials (8.3%):
3M Co.	161,628	$32,104
AMETEK, Inc.	60,320	8,053
Carrier Global Corp.	211,693	10,288
Caterpillar, Inc.	147,914	32,191
Cintas Corp.	26,825	10,247
Copart, Inc. (a)	64,576	8,513
CoStar Group, Inc. (a) (c)	103,170	8,545
CSX Corp.	560,190	17,971
Cummins, Inc.	40,336	9,834
Deere & Co.	83,315	29,386
Delta Air Lines, Inc. (a)	167,086	7,228
Dover Corp.	39,286	5,916
Eaton Corp. PLC	111,112	16,465
Emerson Electric Co.	161,931	15,584
Enphase Energy, Inc. (a)	37,438	6,875
Equifax, Inc.	31,077	7,443
Expeditors International of Washington, Inc.	46,099	5,836
Fastenal Co.	160,141	8,327
FedEx Corp.	67,754	20,213
Fortive Corp.	93,396	6,513
General Dynamics Corp.	69,672	13,116
General Electric Co.	2,215,816	29,825
HEICO Corp. Class A	19,069	2,368
Honeywell International, Inc.	189,582	41,585
IDEX Corp.	20,725	4,561
Illinois Tool Works, Inc.	78,804	17,617
Ingersoll Rand, Inc. (a) (c)	91,100	4,447
J.B. Hunt Transport Services, Inc.	22,950	3,740
Jacobs Engineering Group, Inc.	36,307	4,844
Johnson Controls International PLC	257,650	17,682
Kansas City Southern	25,087	7,109
L3Harris Technologies, Inc.	57,154	12,354
Lockheed Martin Corp.	77,494	29,320
Lyft, Inc. Class A (a)	10,633	643
Masco Corp.	70,761	4,169
Norfolk Southern Corp.	69,773	18,518
Northrop Grumman Corp.	43,462	15,795
Old Dominion Freight Line, Inc.	29,951	7,602
Otis Worldwide Corp.	117,136	9,578
PACCAR, Inc.	95,776	8,548
Parker-Hannifin Corp.	35,605	10,935
Plug Power, Inc. (a) (b)	138,444	4,733
Raytheon Technologies Corp.	417,997	35,659
Republic Services, Inc. (c)	61,799	6,798
Rockwell Automation, Inc.	32,365	9,257
Rollins, Inc.	79,440	2,717
Roper Technologies, Inc.	27,181	12,780
Southwest Airlines Co. (a)	147,533	7,833
Stanley Black & Decker, Inc.	41,710	8,550

See notes to financial statements.

9

USAA Mutual Funds Trust USAA 500 Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Teledyne Technologies, Inc. (a)	10,654	$4,462
The Boeing Co. (a)	163,060	39,063
TransDigm Group, Inc. (a)	13,371	8,655
TransUnion	49,970	5,487
Uber Technologies, Inc. (a)	494,425	24,781
Union Pacific Corp.	179,374	39,450
United Airlines Holdings, Inc. (a)	87,372	4,569
United Parcel Service, Inc. Class B	189,070	39,321
United Rentals, Inc. (a)	20,180	6,438
Verisk Analytics, Inc.	45,195	7,896
W.W. Grainger, Inc.	13,918	6,096
Waste Management, Inc.	117,699	16,491
Westinghouse Air Brake Technologies Corp.	52,697	4,337
Xylem, Inc.	47,029	5,642
		832,903
IT Services (5.0%):
Affirm Holdings, Inc. (a) (b)	7,003	472
Akamai Technologies, Inc. (a)	44,968	5,243
Automatic Data Processing, Inc.	118,646	23,565
Broadridge Financial Solutions, Inc.	32,038	5,175
Cognizant Technology Solutions Corp. Class A	143,960	9,971
EPAM Systems, Inc. (a)	15,728	8,036
Fidelity National Information Services, Inc.	172,907	24,496
Fiserv, Inc. (a)	160,472	17,153
FleetCor Technologies, Inc. (a)	17,859	4,573
Gartner, Inc. (a)	24,001	5,813
Global Payments, Inc.	73,649	13,812
GoDaddy, Inc. Class A (a)	18,261	1,588
International Business Machines Corp.	243,891	35,752
Mastercard, Inc. Class A	247,241	90,265
MongoDB, Inc. (a)	547	198
Okta, Inc. (a)	10,506	2,571
Paychex, Inc.	88,843	9,533
PayPal Holdings, Inc. (a)	324,095	94,467
Snowflake, Inc. Class A (a)	8,690	2,101
Square, Inc. Class A (a)	66,825	16,292
Twilio, Inc. Class A (a)	20,781	8,191
VeriSign, Inc. (a)	29,417	6,698
Visa, Inc. Class A	491,684	114,966
		500,931
Materials (1.9%):
Air Products & Chemicals, Inc.	61,059	17,565
Albemarle Corp.	32,545	5,483
Avery Dennison Corp.	20,465	4,303
Ball Corp.	83,819	6,791
Celanese Corp.	31,075	4,711
Corteva, Inc.	205,523	9,115
Dow, Inc.	203,895	12,903
DuPont de Nemours, Inc.	146,813	11,365

See notes to financial statements.

10

USAA Mutual Funds Trust USAA 500 Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Eastman Chemical Co.	34,459	$4,023
Ecolab, Inc.	74,692	15,384
FMC Corp.	31,774	3,438
Freeport-McMoRan, Inc.	404,324	15,004
International Flavors & Fragrances, Inc.	65,752	9,823
International Paper Co.	94,279	5,780
Martin Marietta Materials, Inc.	16,108	5,667
Newmont Corp.	221,032	14,009
Nucor Corp.	70,261	6,740
PPG Industries, Inc.	66,106	11,223
Southern Copper Corp.	24,958	1,605
The Sherwin-Williams Co.	72,264	19,688
Vulcan Materials Co.	35,822	6,236
		190,856
Real Estate (2.6%):
Alexandria Real Estate Equities, Inc.	39,829	7,246
American Tower Corp.	126,781	34,249
AvalonBay Communities, Inc.	40,974	8,551
Boston Properties, Inc.	41,686	4,777
CBRE Group, Inc. Class A (a)	92,605	7,939
Crown Castle International Corp.	120,506	23,511
Digital Realty Trust, Inc.	82,646	12,435
Duke Realty Corp.	110,059	5,211
Equinix, Inc.	26,292	21,102
Equity Residential	100,989	7,776
Essex Property Trust, Inc.	19,078	5,724
Extra Space Storage, Inc.	39,250	6,430
Healthpeak Properties, Inc.	158,177	5,266
Invitation Homes, Inc.	166,605	6,213
Mid-America Apartment Communities, Inc.	33,601	5,659
Prologis, Inc.	217,123	25,953
Public Storage	46,220	13,898
Realty Income Corp.	101,967	6,805
SBA Communications Corp.	32,092	10,228
Simon Property Group, Inc.	89,676	11,701
Sun Communities, Inc.	32,821	5,625
Ventas, Inc.	104,598	5,972
VICI Properties, Inc. (b)	157,622	4,889
Welltower, Inc.	122,542	10,183
Weyerhaeuser Co.	189,109	6,509
		263,852
Semiconductors & Semiconductor Equipment (5.5%):
Advanced Micro Devices, Inc. (a)	338,778	31,821
Analog Devices, Inc.	100,674	17,332
Applied Materials, Inc.	255,867	36,435
Broadcom, Inc.	89,878	42,857
Entegris, Inc.	34,998	4,304
Intel Corp.	1,125,894	63,208
KLA Corp.	37,340	12,106

See notes to financial statements.

11

USAA Mutual Funds Trust USAA 500 Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Lam Research Corp.	37,254	$24,241
Marvell Technology, Inc.	199,580	11,642
Maxim Integrated Products, Inc.	70,100	7,386
Microchip Technology, Inc.	70,647	10,579
Micron Technology, Inc. (a)	312,678	26,571
Monolithic Power Systems, Inc.	12,623	4,714
NVIDIA Corp.	170,050	136,057
ON Semiconductor Corp. (a)	114,047	4,366
Qorvo, Inc. (a)	31,061	6,077
QUALCOMM, Inc.	314,514	44,954
Skyworks Solutions, Inc.	45,547	8,734
Teradyne, Inc.	45,871	6,145
Texas Instruments, Inc.	257,501	49,517
Xilinx, Inc.	67,824	9,810
		558,856
Software (9.6%):
Adobe, Inc. (a)	133,279	78,053
ANSYS, Inc. (a)	23,022	7,990
Autodesk, Inc. (a)	60,054	17,530
Avalara, Inc. (a)	23,466	3,797
Bill.com Holdings, Inc. (a)	18,559	3,400
Cadence Design Systems, Inc. (a)	76,771	10,504
Ceridian HCM Holding, Inc. (a)	22,339	2,143
Citrix Systems, Inc.	30,248	3,547
Cloudflare, Inc. Class A (a)	10,941	1,158
Coupa Software, Inc. (a)	18,958	4,969
Crowdstrike Holdings, Inc. Class A (a)	5,965	1,499
Datadog, Inc. Class A (a)	7,241	754
DocuSign, Inc. (a)	54,248	15,166
Dynatrace, Inc. (a)	58,277	3,405
Fair Isaac Corp. (a)	7,686	3,864
Fortinet, Inc. (a)	36,430	8,677
HubSpot, Inc. (a)	11,931	6,952
Intuit, Inc.	73,785	36,167
Microsoft Corp. (c)	2,033,674	550,922
Oracle Corp.	516,253	40,185
Palantir Technologies, Inc. Class A (a) (b)	77,115	2,033
Paycom Software, Inc. (a)	15,190	5,521
PTC, Inc. (a)	28,466	4,021
Qualtrics International, Inc. Class A (a)	15,057	576
RingCentral, Inc. Class A (a)	20,382	5,923
salesforce.com, Inc. (a)	250,038	61,077
ServiceNow, Inc. (a) (c)	53,314	29,299
Slack Technologies, Inc. Class A (a)	79,212	3,509
Splunk, Inc. (a)	40,889	5,912
SS&C Technologies Holdings, Inc.	66,060	4,760
Synopsys, Inc. (a)	39,401	10,866
The Trade Desk, Inc. Class A (a)	83,783	6,481
Tyler Technologies, Inc. (a)	11,000	4,976
Unity Software, Inc. (a)	26,242	2,882

See notes to financial statements.

12

USAA Mutual Funds Trust USAA 500 Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
VMware, Inc. Class A (a) (b)	22,148	$3,543
Workday, Inc. Class A (a)	27,547	6,577
Zendesk, Inc. (a)	32,037	4,624
Zoom Video Communications, Inc. Class A (a)	6,918	2,677
Zscaler, Inc. (a)	23,939	5,172
		971,111
Technology Hardware, Storage & Peripherals (6.6%):
Apple, Inc.	4,652,926	637,265
Dell Technologies, Inc. Class C (a)	60,519	6,032
Hewlett Packard Enterprise Co.	360,292	5,253
HP, Inc.	345,561	10,433
NetApp, Inc.	46,386	3,795
Western Digital Corp. (a)	85,446	6,081
		668,859
Utilities (2.2%):
Ameren Corp.	65,255	5,223
American Electric Power Co., Inc. (c)	130,543	11,043
American Water Works Co., Inc.	50,599	7,799
Avangrid, Inc. (b)	15,910	818
CMS Energy Corp.	73,913	4,367
Consolidated Edison, Inc. (c)	93,573	6,711
Dominion Energy, Inc.	224,879	16,544
DTE Energy Co.	42,645	5,527
Duke Energy Corp. (c)	214,478	21,173
Edison International	104,684	6,053
Entergy Corp.	55,361	5,520
Eversource Energy (c)	86,695	6,956
Exelon Corp.	255,253	11,310
FirstEnergy Corp.	150,057	5,584
NextEra Energy, Inc. (c)	546,899	40,077
PG&E Corp. (a)	402,013	4,089
PPL Corp.	212,277	5,937
Public Service Enterprise Group, Inc.	130,455	7,793
Sempra Energy	75,531	10,006
The AES Corp.	150,573	3,925
The Southern Co. (c)	295,172	17,861
WEC Energy Group, Inc. (c)	79,618	7,082
Xcel Energy, Inc. (c)	127,950	8,430
		219,828
Total Common Stocks (Cost $2,905,071)		10,051,877

See notes to financial statements.

13

USAA Mutual Funds Trust USAA 500 Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned^ (0.3%)
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (d)	2,785,504	$2,786
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (d)	6,971	7
HSBC U.S. Government Money Market Fund I Shares, 0.03% (d)	31,964,071	31,964
Total Collateral for Securities Loaned (Cost $34,757)		34,757
Total Investments (Cost $2,939,828) — 99.9%		10,086,634
Other assets in excess of liabilities — 0.1%		8,835
NET ASSETS — 100.00%		$10,095,469

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  All or a portion of this security has been segregated as collateral for derivative instruments.

(d)  Rate disclosed is the daily yield on June 30, 2021.

PLC — Public Limited Company

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	192	9/17/21	$40,424,536	$41,170,560	$746,024
Total unrealized appreciation					$746,024
Total unrealized depreciation					—
Total net unrealized appreciation (depreciation)					$746,024

See notes to financial statements.

14

USAA Mutual Funds Trust	Statement of Assets and Liabilities June 30, 2021

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA 500 Index Fund
Assets:
Investments, at value (Cost $2,939,828)	$10,086,634	(a)
Cash	33,863
Deposit with brokers for futures contracts	7,262
Receivables:
Interest and dividends	5,347
Capital shares issued	3,515
Variation margin on open futures contracts	62
From Adviser	326
Prepaid expenses	124
Total Assets	10,137,133
Liabilities:
Payables:
Collateral received on loaned securities	34,757
Capital shares redeemed	5,062
Accrued expenses and other payables:
Investment advisory fees	817
Administration fees	490
Custodian fees	49
Transfer agent fees	271
Compliance fees	4
Trustees' fees	1
Other accrued expenses	213
Total Liabilities	41,664
Net Assets:
Capital	2,766,102
Total accumulated earnings/(loss)	7,329,367
Net Assets	$10,095,469
Net Assets
Member Shares	$4,229,497
Reward Shares	5,865,972
Total	$10,095,469
Shares (unlimited number of shares authorized with no par value):
Member Shares	72,155
Reward Shares	100,014
Total	172,169
Net asset value, offering and redemption price per share: (b)
Member Shares	$58.62
Reward Shares	$58.65

(a)  Includes $33,907 of securities on loan.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

15

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended June 30, 2021

(Amounts in Thousands)  (Unaudited)

USAA 500 Index Fund
Investment Income:
Dividends	$65,889
Interest	3
Securities lending (net of fees)	50
Total Income	65,942
Expenses:
Investment advisory fees	4,709
Administration fees — Member Shares	1,221
Administration fees — Reward Shares	1,605
Sub-Administration fees	12
Custodian fees	178
Transfer agent fees — Member Shares	1,286
Transfer agent fees — Reward Shares	195
Trustees' fees	23
Compliance fees	28
Legal and audit fees	27
State registration and filing fees	86
Other expenses	423
Total Expenses	9,793
Expenses waived/reimbursed by Adviser	(880)
Net Expenses	8,913
Net Investment Income (Loss)	57,029
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	151,716
Net realized gains (losses) from futures contracts	4,558
Net change in unrealized appreciation/depreciation on investment securities	1,103,186
Net change in unrealized appreciation/depreciation on futures contracts	6
Net realized/unrealized gains (losses) on investments	1,259,466
Change in net assets resulting from operations	$1,316,495

See notes to financial statements.

16

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA 500 Index Fund
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
From Investments:
Operations:
Net investment income (loss)	$57,029	$121,444
Net realized gains (losses) from investments	156,274	205,388
Net change in unrealized appreciation/depreciation on investments	1,103,192	1,248,477
Change in net assets resulting from operations	1,316,495	1,575,309
Distributions to Shareholders:
Member Shares	(22,021)	(133,353)
Reward Shares	(32,057)	(173,089)
Change in net assets resulting from distributions to shareholders	(54,078)	(306,442)
Change in net assets resulting from capital transactions	(174,978)	(410,396)
Change in net assets	1,087,439	858,471
Net Assets:
Beginning of period	9,008,030	8,149,559
End of period	$10,095,469	$9,008,030
Capital Transactions:
Member Shares
Proceeds from shares issued	$386,889	$812,315
Distributions reinvested	21,838	132,245
Cost of shares redeemed	(720,858)	(1,133,678)
Total Member Shares	$(312,131)	$(189,118)
Reward Shares
Proceeds from shares issued	$436,754	$642,148
Distributions reinvested	30,483	165,200
Cost of shares redeemed	(330,084)	(1,028,626)
Total Reward Shares	$137,153	$(221,278)
Change in net assets resulting from capital transactions	$(174,978)	$(410,396)
Share Transactions:
Member Shares
Issued	7,129	18,844
Reinvested	392	2,823
Redeemed	(13,246)	(25,809)
Total Member Shares	(5,725)	(4,142)
Reward Shares
Issued	7,988	14,417
Reinvested	545	3,537
Redeemed	(6,075)	(23,827)
Total Reward Shares	2,458	(5,873)
Change in Shares	(3,267)	(10,015)

See notes to financial statements.

17

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA 500 Index Fund
Member Shares
Six Months Ended June 30, 2021 (Unaudited)	$51.33	0.32	(d)	7.27	7.59	(0.30)	—
Year Ended: December 31, 2020	$43.93	0.65	(d)	8.48	9.13	(0.66)	(1.07)
December 31, 2019	$35.22	0.71	(d)	10.19	10.90	(0.72)	(1.47)
December 31, 2018	$38.00	0.68		(2.40)	(1.72)	(0.66)	(0.40)
December 31, 2017	$31.81	0.59		6.21	6.80	(0.59)	(0.02)
December 31, 2016	$29.18	0.58		2.80	3.38	(0.61)	(0.14)
Reward Shares
Six Months Ended June 30, 2021 (Unaudited)	$51.36	0.34	(d)	7.27	7.61	(0.32)	—
Year Ended: December 31, 2020	$43.95	0.70	(d)	8.49	9.19	(0.71)	(1.07)
December 31, 2019	$35.24	0.75	(d)	10.19	10.94	(0.76)	(1.47)
December 31, 2018	$38.01	0.71		(2.38)	(1.67)	(0.70)	(0.40)
December 31, 2017	$31.82	0.61		6.22	6.83	(0.62)	(0.02)
December 31, 2016	$29.19	0.60		2.81	3.41	(0.64)	(0.14)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for period less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

See notes to financial statements.

18

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return*(a)	Net Expenses^(b)	Net Investment Income (Loss)(b)	Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA 500 Index Fund
Member Shares
Six Months Ended June 30, 2021 (Unaudited)	(0.30)	$58.62	14.82%	0.24%	1.16%	0.24%	$4,229,497	2%
Year Ended: December 31, 2020	(1.73)	$51.33	21.22%	0.25%	1.47%	0.25%	$3,997,663	5%
December 31, 2019	(2.19)	$43.93	31.19%	0.25%	1.73%	0.26%	$3,603,465	13%
December 31, 2018	(1.06)	$35.22	(4.65)%	0.25%	1.75%	0.26%	$2,957,995	4%
December 31, 2017	(0.61)	$38.00	21.53%	0.25%	1.71%	0.27%	$3,285,829	3%
December 31, 2016	(0.75)	$31.81	11.70%	0.25%	1.95%	0.28%	$2,962,450	4%
Reward Shares
Six Months Ended June 30, 2021 (Unaudited)	(0.32)	$58.65	14.86%	0.15%	1.25%	0.18%	$5,865,972	2%
Year Ended: December 31, 2020	(1.78)	$51.36	21.35%	0.15%	1.58%	0.18%	$5,010,367	5%
December 31, 2019	(2.23)	$43.95	31.29%	0.15%	1.83%	0.18%	$4,546,094	13%
December 31, 2018	(1.10)	$35.24	(4.53)%	0.15%	1.85%	0.18%	$3,606,745	4%
December 31, 2017	(0.64)	$38.01	21.64%	0.15%	1.81%	0.18%	$3,636,257	3%
December 31, 2016	(0.78)	$31.82	11.79%	0.15%	2.04%	0.18%	$3,010,831	4%

See notes to financial statements.

19

USAA Mutual Funds Trust	Notes to Financial Statements June 30, 2021

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA 500 Index Fund (the "Fund"). The Fund offers two classes of shares: Member Shares and Reward Shares. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges, except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

20

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), American Depositary Receipts ("ADRs"), and Rights are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of June 30, 2021, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Common Stocks	$10,051,877	$—	$—	$10,051,877
Collateral for Securities Loaned	34,757	—	—	34,757
Total	$10,086,634	$—	$—	$10,086,634
Other Financial Investments^
Assets:
Futures Contracts	746	—	—	746
Total	$746	$—	$—	$746

^  Futures contracts are valued at the unrealized appreciation (depreciation) on the investment.

As of June 30, 2021, there were no significant Level 3 holdings in the fair value hierarchy.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

21

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

Derivative Instruments:

Futures Contracts:

The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and Liabilities under Deposit with brokers for futures contracts. During the six-months ended June 30, 2021, the Fund entered into futures contracts primarily for the strategy of gaining exposure to a particular asset class or securities market.

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2021 (amounts in thousands):

Assets
Variation Margin Receivable on Open Futures Contracts*
Equity Risk Exposure	$746

*  Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day's variation margin for futures contracts is reported within the Statement of Assets and Liabilities.

The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the six months ended June 30, 2021 (amounts in thousands):

	Net Realized Gains (Losses) on Derivatives Recognized as a Result from Operations	Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result from Operations
	Net Realized Gains (Losses) from Futures Contracts	Net Change in Unrealized Appreciation/Depreciation on Futures Contracts
Equity Risk Exposure	$4,558	$6

22

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

All open derivative positions at period end are reflected on the Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis.

Securities Lending:

The Fund, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100 thousand. Collateral may be cash, U.S. government securities, or other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. Cash collateral may be invested in high-quality, short-term investments, primarily open-end investment companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged, except to satisfy borrower default. Cash collateral is listed on the Fund's Schedule of Portfolio Investments and Financial Statements while non-cash collateral is not included.

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of June 30, 2021.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$33,907	$—	$34,757

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes

23

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2021, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$231,794	$403,013

There were no purchases or sales of U.S. government securities during the six months ended June 30, 2021.

4. Affiliated Fund Ownership:

The Fund offers its shares for investment by other USAA Mutual Funds. The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds' annual and semi-annual reports may be viewed at vcm.com. As of June 30, 2021, certain fund-of-funds owned total outstanding shares of the Fund as follows:

Affiliated USAA Fund	Ownership %
USAA Cornerstone Conservative Fund	0.1
USAA Cornerstone Equity Fund	0.4
USAA Target Retirement Income Fund	—	(a)
USAA Target Retirement 2030 Fund	0.1
USAA Target Retirement 2040 Fund	0.3
USAA Target Retirement 2050 Fund	0.2
USAA Target Retirement 2060 Fund	—	(a)

(a)  Amount is less than 0.05%.

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended June 30, 2021, are reflected on the Statement of Operations as Investment Advisory fees.

24

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended June 30, 2021, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.06% and 0.06% of average daily net assets of the Member Shares and Reward Shares, respectively. Amounts incurred for the six months ended June 30, 2021, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended June 30, 2021, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended June 30, 2021, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $20 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Amounts incurred and paid to VCTA for the six months ended June 30, 2021, are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust, and receives no fee or other compensation for these services.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended June 30, 2021, are reflected on the Statement of Operations as Custodian fees.

25

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of June 30, 2021, the expense limits (excluding voluntary waivers) were 0.25% and 0.15% for Member Shares and Reward Shares, respectively.

Under the terms of the expense limitation agreement, amended May 1, 2021, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. Prior to May 1, 2021 the Fund was permitted to recoup fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the limitations above. This change did not have any effect on the amounts previously reported for recoupment.

As of June 30, 2021, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at June 30, 2021.

Expires 2022	Expires 2023	Expires 2024	Total
$866	$1,493	$880	$3,239

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2021.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

6. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Large-Capitalization Stock Risk — The Fund invests in large-capitalization companies. Such investments may go in and out of favor based on market and economic conditions and may underperform other market segments. Some large-capitalization companies may be unable to respond quickly to new competitive challenges and attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. As such, returns on investments in stocks of large-capitalization companies could trail the returns on investments in stocks of small- and mid-capitalization companies.

Stock Market Risk — Overall stock market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.

Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected due to poor management decisions, competitive pressures,

26

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.

7. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2021, with a termination date of June 27, 2022. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended June 30, 2021, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. For the period June 29, 2020, through April 30, 2021, under an amended Line of Credit agreement, Citibank received an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the upfront fee. Effective with the renewal, the annual commitment fee of 0.15% remains unchanged and the upfront fee of 0.10% was discontinued. Interest charged to each fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended June 30, 2021.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period is presented on the Statement of Operations under Interfund lending.

The Fund did not utilize or participate in the Facility during the six-months ended June 30, 2021.

8. Federal Income Tax Information:

The Fund intends to distribute any net investment income quarterly. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net

27

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending December 31, 2021.

As of the tax year ended December 31, 2020, the Fund had no capital loss carryforwards, for federal income tax purposes.

28

USAA Mutual Funds Trust	Supplemental Information June 30, 2021

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including account maintenance fees, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021, through June 30, 2021.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Actual expenses in the table below do not reflect the effect of the annual $10.00 account maintenance fee that is assessed on Member Share accounts with balances of less than $10,000, at a rate of $2.50 per quarter. To include the effect of this fee on the expenses that you paid, add $5.00 ($2.50 for two quarters) to your calculated estimated expenses. If you are currently assessed this fee, your ending account value reflects the quarterly deduction from your account.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/21	Actual Ending Account Value 6/30/21	Hypothetical Ending Account Value 6/30/21	Actual Expenses Paid During Period 1/1/21- 6/30/21*	Hypothetical Expenses Paid During Period 1/1/21- 6/30/21*	Annualized Expense Ratio During Period 1/1/21- 6/30/21
Member Shares	$1,000.00	$1,148.20	$1,023.60	$1.28	$1.20	0.24%
Reward Shares	1,000.00	1,148.60	1,024.05	0.80	0.75	0.15%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

29

USAA Mutual Funds Trust	Supplemental Information — continued June 30, 2021

  (Unaudited)

Liquidity Risk Management Program:

The USAA Mutual Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage the Fund's liquidity risk, taking into consideration the Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The USAA Mutual Fund's Board of Trustees approved the appointment of the Fund's investment adviser, Victory Capital Management Inc. ("Victory Capital"), as the administrator of the LRMP.

Victory Capital manages liquidity risks associated with the Fund's investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund's investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Fund's portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.

At a meeting held on March 10, 2021, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund's LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors' interest in the Fund. During the review period, the Fund's portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the Fund reasonably expects to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a highly liquid investment minimum. The Fund's investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

30

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

28651-0821

JUNE 30, 2021

Semi Annual Report

USAA Global Managed Volatility Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member of FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	16
Statement of Operations	17
Statements of Changes in Net Assets	18
Financial Highlights	20
Notes to Financial Statements	22
Supplemental Information	31
Proxy Voting and Portfolio Holdings Information	31
Expense Examples	31
Liquidity Risk Management Program	32
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

1

USAA Mutual Funds Trust USAA Global Managed Volatility Fund	June 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund's investment objective seeks to provide investors with long-term capital appreciation while attempting to reduce volatility during unfavorable market conditions.

Top 10 Sectors:

June 30, 2021

(% of Net Assets)

Information Technology	22.7%
Consumer Discretionary	12.8%
Consumer Staples	12.7%
Financials	12.5%
Industrials	12.3%
Health Care	10.7%
Communication Services	9.1%
Materials	3.1%
Energy	3.0%
Utilities	0.4%

Country Allocation*:

June 30, 2021

(% of Net Assets)

* Includes countries with less than 3.0% of portfolio and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

2

USAA Mutual Funds Trust USAA Global Managed Volatility Fund	Schedule of Portfolio Investments June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.5%)
Australia (1.0%):
Consumer Staples (0.5%):
Coles Group Ltd.	12,260	$157
Wesfarmers Ltd.	55,342	2,453
		2,610
Materials (0.5%):
BHP Group Ltd.	83,420	3,034
		5,644
Belgium (0.0%): (a)
Financials (0.0%):
KBC Group NV	2,231	170
Brazil (0.3%):
Consumer Staples (0.2%):
Ambev SA	341,100	1,171
Financials (0.0%): (a)
Itau Unibanco Holding SA, Preference Shares Preference Shares	51,245	307
Materials (0.1%):
Vale SA	21,197	482
		1,960
Canada (3.6%):
Consumer Discretionary (0.2%):
Dollarama, Inc.	20,992	961
Magna International, Inc.	3,021	280
		1,241
Consumer Staples (0.0%): (a)
Alimentation Couche-Tard, Inc. Class B	5,877	216
Financials (2.4%):
Manulife Financial Corp.	126,449	2,489
Power Corp. of Canada	41,972	1,327
Royal Bank of Canada	41,725	4,228
Sun Life Financial, Inc.	6,274	324
The Toronto-Dominion Bank	79,158	5,548
		13,916
Industrials (0.3%):
Canadian National Railway Co.	16,645	1,756
Information Technology (0.7%):
CGI, Inc. (b)	17,028	1,544
Constellation Software, Inc.	1,458	2,209
		3,753
		20,882

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Global Managed Volatility Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
China (4.4%):
Communication Services (1.4%):
NetEase, Inc., ADR	23,212	$2,675
Tencent Holdings Ltd.	71,700	5,399
		8,074
Consumer Discretionary (1.7%):
Alibaba Group Holding Ltd., ADR (b)	15,106	3,426
ANTA Sports Products Ltd.	67,428	1,582
Li Ning Co. Ltd.	17,500	213
New Oriental Education & Technology Group, Inc., ADR (b)	122,342	1,002
Shenzhou International Group Holdings Ltd.	58,200	1,470
Yum China Holdings, Inc.	29,777	1,973
		9,666
Financials (1.1%):
China Construction Bank Corp. Class H	574,000	451
China Life Insurance Co. Ltd. Class H	596,598	1,183
China Merchants Bank Co. Ltd. Class H	42,261	360
China Pacific Insurance Group Co. Ltd. Class H	193,800	609
Industrial & Commercial Bank of China Ltd. Class H	567,000	332
Ping An Insurance Group Co. of China Ltd.	371,881	3,635
		6,570
Industrials (0.0%): (a)
Country Garden Services Holdings Co. Ltd.	11,000	119
Utilities (0.2%):
ENN Energy Holdings Ltd.	61,101	1,161
		25,590
Denmark (1.4%):
Consumer Staples (0.3%):
Carlsberg A/S Class B	8,812	1,645
Health Care (0.9%):
Coloplast A/S Class B	8,802	1,445
Novo Nordisk A/S Class B	49,497	4,144
		5,589
Industrials (0.0%): (a)
Vestas Wind Systems A/S	1,983	78
Materials (0.2%):
Novozymes A/S B Shares	14,542	1,097
		8,409
Finland (0.7%):
Energy (0.3%):
Neste Oyj	28,904	1,773
Industrials (0.4%):
Kone Oyj Class B	25,124	2,050

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Global Managed Volatility Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Materials (0.0%): (a)
UPM-Kymmene Oyj	4,792	$181
		4,004
France (3.4%):
Consumer Discretionary (1.2%):
Faurecia SE	1,463	72
Hermes International	2,026	2,956
LVMH Moet Hennessy Louis Vuitton SE	5,459	4,294
		7,322
Consumer Staples (0.6%):
L'Oreal SA	7,315	3,266
Energy (0.5%):
TotalEnergies SE	59,184	2,681
Financials (0.0%): (a)
Credit Agricole SA	11,568	162
Industrials (0.6%):
Cie de Saint-Gobain	6,002	396
Schneider Electric SE	20,982	3,307
		3,703
Information Technology (0.5%):
Capgemini SE	13,853	2,664
Utilities (0.0%): (a)
Veolia Environnement SA	6,456	195
		19,993
Germany (0.3%):
Financials (0.0%): (a)
Allianz SE Registered Shares	809	202
Industrials (0.1%):
Brenntag SE	1,507	140
Knorr-Bremse AG	4,927	567
		707
Materials (0.2%):
Covestro AG (c)	13,628	881
Utilities (0.0%): (a)
RWE AG	5,874	213
		2,003
Hong Kong (0.7%):
Consumer Discretionary (0.0%): (a)
Techtronic Industries Co. Ltd.	6,824	119
Financials (0.7%):
Hong Kong Exchanges and Clearing Ltd.	64,400	3,834
		3,953

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Global Managed Volatility Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
India (0.2%):
Financials (0.1%):
ICICI Bank Ltd. (b)	69,075	$588
Information Technology (0.1%):
HCL Technologies Ltd.	11,231	149
Infosys Ltd.	25,187	533
		682
		1,270
Indonesia (0.4%):
Communication Services (0.1%):
PT Telkom Indonesia Persero Tbk	3,511,600	764
Financials (0.3%):
PT Bank Central Asia Tbk	739,500	1,538
PT Bank Rakyat Indonesia Persero Tbk	494,998	135
		1,673
		2,437
Ireland (1.0%):
Industrials (0.2%):
Eaton Corp. PLC	4,841	717
Trane Technologies PLC	2,794	515
		1,232
Information Technology (0.8%):
Accenture PLC Class A	8,637	2,546
Seagate Technology Holdings PLC	23,107	2,032
		4,578
		5,810
Israel (0.2%):
Information Technology (0.2%):
Check Point Software Technologies Ltd. (b)	7,997	929
Italy (0.4%):
Financials (0.3%):
Assicurazioni Generali SpA	80,739	1,621
Utilities (0.1%):
Enel SpA	64,242	597
		2,218
Japan (6.4%):
Communication Services (1.6%):
KDDI Corp.	96,300	3,001
Nintendo Co. Ltd.	1,700	984
Nippon Telegraph & Telephone Corp.	104,600	2,735
Softbank Corp.	184,800	2,416
		9,136

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Global Managed Volatility Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Consumer Discretionary (0.9%):
Bridgestone Corp.	39,500	$1,796
Fast Retailing Co. Ltd.	2,300	1,729
Sekisui House Ltd.	4,157	85
Sony Group Corp.	19,300	1,872
Suzuki Motor Corp.	2,840	120
		5,602
Consumer Staples (0.5%):
Ajinomoto Co., Inc.	34,500	897
Japan Tobacco, Inc.	88,400	1,671
Kao Corp.	8,500	524
		3,092
Energy (0.2%):
ENEOS Holdings, Inc.	222,900	934
Financials (0.1%):
MS&AD Insurance Group Holdings, Inc.	4,000	116
Tokio Marine Holdings, Inc.	7,000	322
		438
Health Care (0.7%):
Astellas Pharma, Inc.	127,627	2,224
Hoya Corp.	13,500	1,786
		4,010
Industrials (1.2%):
Daikin Industries Ltd.	9,300	1,734
ITOCHU Corp.	70,422	2,032
Recruit Holdings Co. Ltd.	68,900	3,379
		7,145
Information Technology (1.2%):
FUJIFILM Holdings Corp.	2,500	185
Hitachi Ltd.	76,873	4,406
Tokyo Electron Ltd.	5,500	2,379
		6,970
		37,327
Korea, Republic Of (1.6%):
Communication Services (0.0%): (a)
NCSoft Corp.	192	139
Financials (0.0%): (a)
Shinhan Financial Group Co. Ltd.	4,488	162
Information Technology (1.6%):
Samsung Electronics Co. Ltd.	94,676	6,779
SK Hynix, Inc.	21,760	2,456
		9,235
		9,536

See notes to financial statements.

7

USAA Mutual Funds Trust USAA Global Managed Volatility Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Malaysia (0.2%):
Financials (0.2%):
Public Bank Bhd	1,094,900	$1,084
Mexico (0.7%):
Communication Services (0.3%):
America Movil SAB de CV Class L	2,067,229	1,556
Consumer Staples (0.2%):
Wal-Mart de Mexico SAB de CV	431,345	1,409
Financials (0.2%):
Grupo Financiero Banorte SAB de CV Class O	207,453	1,340
		4,305
Netherlands (1.9%):
Communication Services (0.1%):
Koninklijke KPN NV	266,768	834
Consumer Staples (0.9%):
Heineken NV	19,447	2,360
Koninklijke Ahold Delhaize NV	94,531	2,815
		5,175
Industrials (0.4%):
Wolters Kluwer NV	20,252	2,035
Information Technology (0.1%):
NXP Semiconductors NV	1,786	368
Materials (0.4%):
LyondellBasell Industries NV Class A	24,128	2,482
		10,894
Norway (0.0%): (a)
Communication Services (0.0%):
Telenor ASA	6,415	108
Russian Federation (1.6%):
Energy (0.7%):
LUKOIL PJSC	35,941	3,326
Tatneft PJSC	97,068	707
		4,033
Financials (0.6%):
Sberbank of Russia PJSC	860,172	3,595
Materials (0.3%):
MMC Norilsk Nickel PJSC	5,289	1,793
		9,421
Singapore (0.1%):
Financials (0.1%):
DBS Group Holdings Ltd.	22,222	494

See notes to financial statements.

8

USAA Mutual Funds Trust USAA Global Managed Volatility Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Spain (0.8%):
Communication Services (0.4%):
Telefonica SA	435,037	$2,030
Consumer Discretionary (0.2%):
Industria de Diseno Textil SA	39,807	1,405
Financials (0.2%):
Banco Bilbao Vizcaya Argentaria SA	149,126	925
		4,360
Sweden (0.5%):
Consumer Discretionary (0.3%):
Evolution AB (c)	718	114
Hennes & Mauritz AB Class B (b)	60,186	1,430
		1,544
Industrials (0.2%):
Atlas Copco AB Class A	7,967	489
Sandvik AB	12,962	332
Volvo AB Class B	17,649	425
		1,246
		2,790
Switzerland (4.1%):
Communication Services (0.0%): (a)
Swisscom AG Registered Shares	272	156
Consumer Staples (1.0%):
Nestle SA Registered Shares	46,357	5,780
Financials (0.3%):
Partners Group Holding AG	1,420	2,153
Health Care (1.8%):
Novartis AG Registered Shares	56,924	5,194
Roche Holding AG	10,847	4,089
Straumann Holding AG Class R	757	1,208
		10,491
Industrials (0.6%):
Geberit AG Registered Shares	2,803	2,106
SGS SA Registered Shares	441	1,362
		3,468
Information Technology (0.1%):
TE Connectivity Ltd.	3,893	526
Materials (0.3%):
Sika AG Registered Shares	4,812	1,577
		24,151

See notes to financial statements.

9

USAA Mutual Funds Trust USAA Global Managed Volatility Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Taiwan (2.2%):
Communication Services (0.2%):
Chunghwa Telecom Co. Ltd.	283,000	$1,155
Consumer Staples (0.2%):
Uni-President Enterprises Corp.	414,730	1,089
Financials (0.2%):
CTBC Financial Holding Co. Ltd.	1,455,000	1,185
Information Technology (1.6%):
Hon Hai Precision Industry Co. Ltd.	854,000	3,429
Quanta Computer, Inc.	217,000	681
Taiwan Semiconductor Manufacturing Co. Ltd.	40,000	862
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	38,979	4,684
		9,656
		13,085
Thailand (0.3%):
Consumer Staples (0.1%):
CP ALL PCL	417,700	783
Energy (0.2%):
PTT PCL	807,700	991
		1,774
United Kingdom (3.3%):
Communication Services (0.0%): (a)
WPP PLC	12,876	174
Consumer Discretionary (0.4%):
Aptiv PLC (b)	2,755	434
Intercontinental Hotels Group PLC (b)	2,946	196
Persimmon PLC	3,091	127
Stellantis NV	85,934	1,690
		2,447
Consumer Staples (0.9%):
Diageo PLC	20,113	964
Imperial Brands PLC	80,834	1,743
Unilever PLC	43,057	2,515
		5,222
Energy (0.1%):
Royal Dutch Shell PLC Class A	19,841	398
Health Care (0.4%):
GlaxoSmithKline PLC	129,341	2,542
Industrials (1.1%):
Ferguson PLC	19,304	2,685
Intertek Group PLC	11,935	913
RELX PLC	109,558	2,905
		6,503

See notes to financial statements.

10

USAA Mutual Funds Trust USAA Global Managed Volatility Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Materials (0.4%):
Rio Tinto PLC	25,950	$2,143
		19,429
United States (57.8%):
Communication Services (5.0%):
Alphabet, Inc. Class C (b)	5,052	12,662
Comcast Corp. Class A	18,191	1,037
Facebook, Inc. Class A (b)	14,795	5,144
Match Group, Inc. (b)	14,919	2,406
Omnicom Group, Inc.	17,019	1,361
Sirius XM Holdings, Inc. (d)	580,664	3,798
Take-Two Interactive Software, Inc. (b)	7,817	1,384
The Interpublic Group of Cos., Inc.	39,202	1,274
Verizon Communications, Inc.	5,945	333
		29,399
Consumer Discretionary (7.9%):
Amazon.com, Inc. (b)	3,158	10,864
AutoZone, Inc. (b)	1,853	2,765
Best Buy Co., Inc.	2,819	324
Booking Holdings, Inc. (b)	724	1,584
Domino's Pizza, Inc.	3,915	1,826
eBay, Inc.	11,524	809
Etsy, Inc. (b)	9,087	1,871
Lowe's Cos., Inc.	7,706	1,495
McDonald's Corp.	6,119	1,414
NIKE, Inc. Class B	10,568	1,633
NVR, Inc. (b)	32	159
O'Reilly Automotive, Inc. (b)	3,540	2,004
PulteGroup, Inc.	2,787	152
Starbucks Corp.	43,093	4,818
Target Corp.	19,839	4,796
The Home Depot, Inc.	15,413	4,915
Tractor Supply Co.	5,024	935
Yum! Brands, Inc.	33,375	3,839
		46,203
Consumer Staples (7.3%):
Altria Group, Inc.	93,585	4,462
Colgate-Palmolive Co.	58,300	4,743
Costco Wholesale Corp.	6,596	2,610
General Mills, Inc.	7,435	453
Kimberly-Clark Corp.	680	91
PepsiCo, Inc.	26,887	3,984
Philip Morris International, Inc.	51,572	5,111
Sysco Corp.	20,928	1,627
The Clorox Co.	7,275	1,309
The Estee Lauder Cos., Inc.	8,446	2,686

See notes to financial statements.

11

USAA Mutual Funds Trust USAA Global Managed Volatility Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
The Hershey Co.	32,372	$5,639
The Kroger Co.	32,553	1,247
The Procter & Gamble Co.	33,488	4,518
Walmart, Inc.	28,392	4,004
		42,484
Energy (1.0%):
Cabot Oil & Gas Corp.	157,067	2,742
Chevron Corp.	650	68
ConocoPhillips	38,775	2,362
EOG Resources, Inc.	4,915	410
Phillips 66	4,606	395
Valero Energy Corp.	2,183	171
		6,148
Financials (5.7%):
Aflac, Inc.	7,955	427
Ameriprise Financial, Inc.	1,284	320
Discover Financial Services	11,061	1,308
FactSet Research Systems, Inc.	7,859	2,638
MarketAxess Holdings, Inc.	3,274	1,518
MSCI, Inc.	7,839	4,179
Regions Financial Corp.	11,819	238
S&P Global, Inc.	8,704	3,572
SEI Investments Co.	41,828	2,592
SVB Financial Group (b)	515	287
Synchrony Financial	139,484	6,768
T. Rowe Price Group, Inc.	26,139	5,175
The Allstate Corp.	3,683	480
The PNC Financial Services Group, Inc.	3,868	738
The Progressive Corp.	31,539	3,097
		33,337
Health Care (6.9%):
AbbVie, Inc.	5,637	635
Align Technology, Inc. (b)	3,561	2,176
AmerisourceBergen Corp.	1,860	213
Amgen, Inc.	20,115	4,903
Biogen, Inc. (b)	5,218	1,807
Bristol-Myers Squibb Co.	1,642	110
Cardinal Health, Inc.	2,853	163
Eli Lilly & Co.	17,530	4,024
Humana, Inc.	455	201
IDEXX Laboratories, Inc. (b)	3,339	2,109
Johnson & Johnson	43,954	7,241
McKesson Corp.	1,341	256
Merck & Co., Inc.	41,289	3,211
Mettler-Toledo International, Inc. (b)	1,124	1,557
Organon & Co. (b)	4,128	125

See notes to financial statements.

12

USAA Mutual Funds Trust USAA Global Managed Volatility Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Quest Diagnostics, Inc.	1,335	$176
UnitedHealth Group, Inc.	11,651	4,666
Waters Corp. (b)	12,061	4,168
Zoetis, Inc.	13,508	2,517
		40,258
Industrials (7.2%):
3M Co.	22,203	4,410
Carrier Global Corp.	6,148	299
Caterpillar, Inc.	2,750	599
Cummins, Inc.	5,235	1,276
Dover Corp.	1,393	210
Emerson Electric Co.	7,297	702
Expeditors International of Washington, Inc.	25,534	3,233
Fastenal Co.	25,585	1,330
Fortune Brands Home & Security, Inc.	1,499	149
Generac Holdings, Inc. (b)	7,022	2,915
Honeywell International, Inc.	15,098	3,312
Huntington Ingalls Industries, Inc.	8,228	1,734
Illinois Tool Works, Inc.	13,166	2,943
Lockheed Martin Corp.	6,697	2,534
Masco Corp.	1,900	112
Old Dominion Freight Line, Inc.	8,810	2,236
Otis Worldwide Corp.	20,681	1,691
Robert Half International, Inc.	12,692	1,129
Rockwell Automation, Inc.	4,502	1,288
Rollins, Inc.	28,764	984
Snap-on, Inc.	5,329	1,191
Union Pacific Corp.	3,384	744
United Parcel Service, Inc. Class B	17,413	3,621
United Rentals, Inc. (b)	802	256
W.W. Grainger, Inc.	7,700	3,373
		42,271
Information Technology (15.8%):
Adobe, Inc. (b)	10,221	5,986
Apple, Inc.	141,576	19,390
Applied Materials, Inc.	2,925	416
Automatic Data Processing, Inc.	16,468	3,271
Cadence Design Systems, Inc. (b)	8,101	1,108
CDW Corp.	5,785	1,010
Cisco Systems, Inc.	94,595	5,014
Citrix Systems, Inc.	7,429	871
Cognizant Technology Solutions Corp. Class A	11,842	820
F5 Networks, Inc. (b)	3,899	728
Fair Isaac Corp. (b)	3,643	1,831
Fortinet, Inc. (b)	8,783	2,092
HP, Inc.	15,160	458
Intel Corp.	24,977	1,402

See notes to financial statements.

13

USAA Mutual Funds Trust USAA Global Managed Volatility Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
International Business Machines Corp.	2,137	$313
Intuit, Inc.	7,662	3,756
KLA Corp.	648	210
Lam Research Corp.	509	331
Mastercard, Inc. Class A	7,504	2,740
Micron Technology, Inc. (b)	5,616	477
Microsoft Corp.	73,081	19,798
Motorola Solutions, Inc.	7,087	1,537
NetApp, Inc.	13,065	1,069
NVIDIA Corp.	2,452	1,962
Oracle Corp.	29,430	2,291
Paychex, Inc.	10,357	1,111
Qorvo, Inc. (b)	779	152
QUALCOMM, Inc.	2,293	328
Texas Instruments, Inc.	36,293	6,979
The Western Union Co.	23,802	547
VeriSign, Inc. (b)	7,467	1,700
Visa, Inc. Class A	785	184
VMware, Inc. Class A (b)(d)	842	135
Zebra Technologies Corp. (b)	2,658	1,407
Zoom Video Communications, Inc. Class A (b)	2,240	867
		92,291
Materials (0.7%):
Celanese Corp.	7,103	1,077
Eastman Chemical Co.	1,660	194
International Paper Co.	3,670	225
Packaging Corp. of America	5,532	749
Steel Dynamics, Inc.	22,221	1,325
The Sherwin-Williams Co.	2,310	629
		4,199
Real Estate (0.2%):
American Tower Corp.	2,198	594
Crown Castle International Corp.	1,138	222
Equinix, Inc.	259	208
Prologis, Inc.	2,499	298
		1,322
Utilities (0.1%):
The AES Corp.	7,857	205
WEC Energy Group, Inc.	1,480	131
		336
		338,248
Total Common Stocks (Cost $478,549)		582,278

See notes to financial statements.

14

USAA Mutual Funds Trust USAA Global Managed Volatility Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned^ (0.7%)
United States (0.7%):
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (e)	808,974	$809
HSBC U.S. Government Money Market Fund I Shares, 0.03% (e)	3,195,555	3,196
Total Collateral for Securities Loaned (Cost $4,005)		4,005
Total Investments (Cost $482,554) — 100.2%		586,283
Liabilities in excess of other assets — (0.2)%		(946)
NET ASSETS — 100.00%		$585,337

^  Purchased with cash collateral from securities on loan.

(a)  Amount represents less than 0.05% of net assets.

(b)  Non-income producing security.

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2021, the fair value of these securities was $995 (thousands) and amounted to 0.2% of net assets.

(d)  All or a portion of this security is on loan.

(e)  Rate disclosed is the daily yield on June 30, 2021.

ADR — American Depositary Receipt

PCL — Public Company Limited

PLC — Public Limited Company

See notes to financial statements.

15

USAA Mutual Funds Trust	Statement of Assets and Liabilities June 30, 2021

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Global Managed Volatility Fund
Assets:
Investments, at value (Cost $482,554)	$586,283	(a)
Foreign currency, at value (Cost $260)	260
Cash	2,185
Deposit with brokers for futures contracts	58
Receivables:
Interest and dividends	654
Capital shares issued	5
Reclaims	248
From Adviser	77
Prepaid expenses	22
Total Assets	589,792
Liabilities:
Payables:
Collateral received on loaned securities	4,005
Capital shares redeemed	2
Accrued foreign capital gains taxes	56
Accrued expenses and other payables:
Investment advisory fees	290
Administration fees	25
Custodian fees	18
Transfer agent fees	25
Compliance fees	—	(b)
Other accrued expenses	34
Total Liabilities	4,455
Net Assets:
Capital	374,085
Total accumulated earnings/(loss)	211,252
Net Assets	$585,337
Net Assets
Fund Shares	$11,475
Institutional Shares	573,862
Total	$585,337
Shares (unlimited number of shares authorized with no par value):
Fund Shares	909
Institutional Shares	44,810
Total	45,719
Net asset value, offering and redemption price per share: (c)
Fund Shares	$12.62
Institutional Shares	$12.81

(a)  Includes $3,893 of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

16

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended June 30, 2021

(Amounts in Thousands)  (Unaudited)

USAA Global Managed Volatility Fund
Investment Income:
Dividends	$7,755
Securities lending (net of fees)	4
Foreign tax withholding	(519)
Total Income	7,240
Expenses:
Investment advisory fees	1,938
Administration fees — Fund Shares	8
Administration fees — Institutional Shares	159
Sub-Administration fees	35
Custodian fees	68
Transfer agent fees — Fund Shares	7
Transfer agent fees — Institutional Shares	159
Trustees' fees	22
Compliance fees	2
Legal and audit fees	25
State registration and filing fees	19
Interfund lending fees	1
Interest fees	5
Other expenses	42
Total Expenses	2,490
Expenses waived/reimbursed by Adviser	(214)
Net Expenses	2,276
Net Investment Income (Loss)	4,964
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency translations	54,162
Foreign taxes on realized gains	(70)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency transactions	18,889
Net change in accrued foreign taxes on unrealized gains	(30)
Net realized/unrealized gains (losses) on investments	72,951
Change in net assets resulting from operations	$77,915

See notes to financial statements.

17

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Global Managed Volatility Fund
	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020
From Investments:
Operations:
Net investment income (loss)	$4,964	$11,857
Net realized gains (losses) from investments	54,092	75,627
Net change in unrealized appreciation/depreciation on investments	18,859	(40,563)
Change in net assets resulting from operations	77,915	46,921
Distributions to Shareholders:
Fund Shares	—	(405)
Institutional Shares	—	(31,411)
Change in net assets resulting from distributions to shareholders	—	(31,816)
Change in net assets resulting from capital transactions	(228,196)	(296,678)
Change in net assets	(150,281)	(281,573)
Net Assets:
Beginning of period	735,618	1,017,191
End of period	$585,337	$735,618
Capital Transactions:
Fund Shares
Proceeds from shares issued	$736	$1,605
Distributions reinvested	—	404
Cost of shares redeemed	(976)	(3,534)
Total Fund Shares	$(240)	$(1,525)
Institutional Shares
Proceeds from shares issued	$—	$7,453
Distributions reinvested	—	31,411
Cost of shares redeemed	(227,956)	(334,017)
Total Institutional Shares	$(227,956)	$(295,153)
Change in net assets resulting from capital transactions	$(228,196)	$(296,678)
Share Transactions:
Fund Shares
Issued	61	162
Reinvested	—	36
Redeemed	(82)	(355)
Total Fund Shares	(21)	(157)
Institutional Shares
Issued	—	845
Reinvested	—	2,779
Redeemed	(19,060)	(30,264)
Total Institutional Shares	(19,060)	(26,640)
Change in Shares	(19,081)	(26,797)

See notes to financial statements.

18

This page is intentionally left blank.

19

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total From Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA Global Managed Volatility Fund
Fund Shares
Six Months Ended June 30, 2021 (unaudited)	$11.20	0.08	(e)	1.34	1.42	—	—
Year Ended:
December 31, 2020	$10.97	0.12	(e)	0.56	0.68	(0.15)	(0.30)
December 31, 2019	$9.39	0.19	(e)	1.85	2.04	(0.22)	(0.24)
December 31, 2018	$10.73	0.25		(1.18)	(0.93)	(0.15)	(0.26)
December 31, 2017	$9.03	0.13	(e)	1.76	1.89	(0.14)	(0.05)
December 31, 2016	$8.59	0.13	(e)	0.42	0.55	(0.11)	—
Institutional Shares
Six Months Ended June 30, 2021 (unaudited)	$11.35	0.09	(e)	1.37	1.46	—	—
Year Ended:
December 31, 2020	$11.11	0.14	(e)	0.57	0.71	(0.17)	(0.30)
December 31, 2019	$9.49	0.21	(e)	1.88	2.09	(0.23)	(0.24)
December 31, 2018	$10.84	0.16		(1.08)	(0.92)	(0.17)	(0.26)
December 31, 2017	$9.12	0.18	(e)	1.76	1.94	(0.17)	(0.05)
December 31, 2016	$8.69	0.16	(e)	0.40	0.56	(0.13)	—

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  The expense ratios exclude the impact of expenses paid by each underlying fund.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Per share net investment income (loss) has been calculated using the average daily shares method.

(f)  Reflects increased trading activity due to large shareholder inflows.

(g)  Prior to May 1, 2017, USAA Asset Management Company, the former investment adviser to the Fund ("AMCO"), voluntarily agreed to limit the annual expenses of the Institutional Shares to 0.70% of the Institutional Shares' average daily net assets.

See notes to financial statements.

20

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets				Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return*(a)	Net Expenses^(b)(c)		Net Investment Income (Loss)(b)	Gross Expenses(b)(c)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(d)
USAA Global Managed Volatility Fund
Fund Shares
Six Months Ended June 30, 2021 (unaudited)	—	$12.62	12.68%	0.90%		1.33%	1.07%	$11,475	8%
Year Ended:
December 31, 2020	(0.45)	$11.20	6.25%	0.90%		1.14%	1.15%	$10,414	86%
December 31, 2019	(0.46)	$10.97	21.69%	0.90%		1.81%	1.09%	$11,921	53%
December 31, 2018	(0.41)	$9.39	(8.78)%	0.90%		1.57%	1.18%	$10,229	35%
December 31, 2017	(0.19)	$10.73	20.95%	0.90%		1.30%	1.09%	$11,284	48	%(f)
December 31, 2016	(0.11)	$9.03	6.39%	0.89%		1.48%	1.13%	$13,964	9%
Institutional Shares
Six Months Ended June 30, 2021 (unaudited)	—	$12.81	12.86%	0.70%		1.54%	0.77%	$573,862	8%
Year Ended:
December 31, 2020	(0.47)	$11.35	6.44%	0.70%		1.34%	0.74%	$725,204	86%
December 31, 2019	(0.47)	$11.11	21.97%	0.70%		1.97%	0.75%	$1,005,270	53%
December 31, 2018	(0.43)	$9.49	(8.61)%	0.70%		1.87%	0.74%	$922,210	35%
December 31, 2017	(0.22)	$10.84	21.24%	0.72	%(g)	1.79%	0.76%	$824,189	48	%(f)
December 31, 2016	(0.13)	$9.12	6.46%	0.78%		1.85%	0.81%	$295,644	9%

See notes to financial statements.

21

USAA Mutual Funds Trust	Notes to Financial Statements June 30, 2021

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Global Managed Volatility Fund (the "Fund"). The Fund offers two classes of shares: Fund Shares and Institutional Shares. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges, except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2021

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Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), American Depositary Receipts ("ADRs"), and Rights are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund's NAV is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are considered as Level 2 in the fair value hierarchy.

A summary of the valuations as of June 30, 2021, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Common Stocks	$389,701	$192,577	$—	$582,278
Collateral for Securities Loaned	4,005	—	—	4,005
Total	$393,706	$192,577	$—	$586,283

As of June 30, 2021, there were no significant Level 3 holdings in the fair value hierarchy.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Foreign Exchange Currency Contracts:

The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to

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USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2021

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purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund's foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of June 30, 2021, the Fund had no open forward foreign exchange currency contracts.

Derivative Instruments:

Options:

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are included on the Fund's Statement of Assets and Liabilities as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are included on the Fund's Statement of Assets and Liabilities as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the Fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

As of June 30, 2021, the Fund had no options.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2021

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Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis.

Withholding taxes on interest, dividends, and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Fund, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100 thousand. Collateral may be cash, U.S. government securities, or other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. Cash collateral may be invested in high-quality, short-term investments, primarily open-end investment companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged, except to satisfy borrower default. Cash collateral is listed on the Fund's Schedule of Portfolio Investments and Financial Statements while non-cash collateral is not included.

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of June 30, 2021.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$3,893	$—	$4,005

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, including foreign currency arising from in-kind redemptions, are disclosed as Net realized gains (losses) from investment securities and foreign currency translations on the Statement of Operations.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2021

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Foreign Taxes:

The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2021, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$52,985	$276,825

There were no purchases or sales of U.S. government securities during the six months ended June 30, 2021.

4. Affiliated Fund Ownership:

The Fund offers its shares for investment by other USAA Mutual Funds. The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds' annual and semi-annual reports may be viewed at vcm.com. As of June 30, 2021, certain fund-of-funds owned total outstanding shares of the Fund as follows:

Affiliated USAA Fund	Ownership %
USAA Target Retirement Income Fund	8.2
USAA Target Retirement 2030 Fund	24.7
USAA Target Retirement 2040 Fund	37.3
USAA Target Retirement 2050 Fund	24.5
USAA Target Retirement 2060 Fund	3.3

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USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2021

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5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.60% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended June 30, 2021, are reflected on the Statement of Operations as Investment Advisory fees.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended June 30, 2021, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.15% and 0.05% of average daily net assets of the Fund Shares and Institutional Shares, respectively. Amounts incurred for the six months ended June 30, 2021, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended June 30, 2021, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended June 30, 2021, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for the Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.05% of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended June 30, 2021, are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2021

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Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended June 30, 2021, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of June 30, 2021, the expense limits (excluding voluntary waivers) were 0.90% and 0.70% for Fund Shares and Institutional Shares, respectively.

Under the terms of the expense limitation agreement, amended May 1, 2021, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. Prior to May 1, 2021 the Fund was permitted to recoup fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the limitations above. This change did not have any effect on the amounts previously reported for recoupment.

As of June 30, 2021, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at June 30, 2021.

Expires 2022	Expires 2023	Expires 2024	Total
$181	$356	$214	$751

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2021.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

6. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2021

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Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.

Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

Emerging Markets Risk — Foreign securities risk can be particularly heightened because investments in emerging market countries generally are more volatile than investments in developed markets. Emerging market countries are less economically diverse and mature than more developed countries and tend to be politically less stable.

7. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2021, with a termination date of June 27, 2022. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended June 30, 2021, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. For the period June 29, 2020, through April 30, 2021, under an amended Line of Credit agreement, Citibank received an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the upfront fee. Effective with the renewal, the annual commitment fee of 0.15% remains unchanged and the upfront fee of 0.10% was discontinued. Interest charged to each fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended June 30, 2021.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period is presented on the Statement of Operations under Interfund lending.

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USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2021

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The average borrowing or lending for the days outstanding and average interest rate for the Fund during the six months ended June 30, 2021, were as follows (amounts in thousands):

Borrower or Lender	Amount Outstanding at June 30, 2021	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
Borrower	$—	$6,267	12	0.34%	$8,687

*  For the six months ended June 30, 2021, based on the number of days borrowings were outstanding.

8. Federal Income Tax Information:

The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year ending December 31, 2021.

As of the tax year ended December 31, 2020, the Fund had no capital loss carryforwards, for federal income tax purposes.

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USAA Mutual Funds Trust	Supplemental Information June 30, 2021

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Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021, through June 30, 2021.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/21	Actual Ending Account Value 6/30/21	Hypothetical Ending Account Value 6/30/21	Actual Expenses Paid During Period 1/1/21- 6/30/21*	Hypothetical Expenses Paid During Period 1/1/21- 6/30/21*	Annualized Expense Ratio During Period 1/1/21- 6/30/21
Fund Shares	$1,000.00	$1,126.80	$1,020.33	$4.75	$4.51	0.90%
Institutional Shares	1,000.00	1,128.60	1,021.32	3.69	3.51	0.70

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

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USAA Mutual Funds Trust	Supplemental Information — continued June 30, 2021

  (Unaudited)

Liquidity Risk Management Program:

The USAA Mutual Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage the Fund's liquidity risk, taking into consideration the Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The USAA Mutual Fund's Board of Trustees approved the appointment of the Fund's investment adviser, Victory Capital Management Inc. ("Victory Capital"), as the administrator of the LRMP.

Victory Capital manages liquidity risks associated with the Fund's investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund's investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Fund's portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.

At a meeting held on March 10, 2021, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund's LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors' interest in the Fund. During the review period, the Fund's portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the Fund reasonably expects to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a highly liquid investment minimum. The Fund's investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

32

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

88395-0821

JUNE 30, 2021

Semi Annual Report

USAA Extended Market Index Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member of FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	67
Statement of Operations	68
Statements of Changes in Net Assets	69
Financial Highlights	70
Notes to Financial Statements	72
Supplemental Information	81
Proxy Voting and Portfolio Holdings Information	81
Expense Examples	81
Liquidity Risk Management Program	82
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

USAA Mutual Funds Trust USAA Extended Market Index Fund	June 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund's investment objective seeks to match, before fees and expenses, the performance of all small- and mid-cap stocks as measured by the Wilshire 4500 Completion IndexSM (the "Index").

Sector Allocation*:

June 30, 2021

(% of Net Assets)

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.1%)
Communication Services (5.5%):
Alaska Communications Systems Group, Inc. (a)	7,868	$26
Altice USA, Inc. Class A (a)	10,869	371
AMC Entertainment Holdings, Inc. (a) (b)	54,557	3,092
AMC Networks, Inc. Class A (a)	4,391	293
Angi, Inc. Class A (a)	10,333	140
Atn International, Inc.	1,581	72
Autoweb, Inc. (a)	1,104	3
Ballantyne Strong, Inc. (a)	2,279	11
Bandwidth, Inc. Class A (a)	673	93
Beasley Broadcast Group, Inc. Class A (a)	369	1
Boston Omaha Corp. Class A (a)	3,123	99
Brooklyn ImmunoTherapeutics, Inc. (a) (b)	4,305	78
Bumble, Inc. Class A (a)	10,572	609
Cable One, Inc.	676	1,293
Cardlytics, Inc. (a)	4,870	618
Cargurus, Inc. (a)	1,292	34
Cars.com, Inc. (a)	9,519	136
cbdMD, Inc. (a)	6,016	17
Chicken Soup For The Soul Entertainment, Inc. (a)	177	7
Cincinnati Bell, Inc. (a)	6,500	100
Cinedigm Corp. Class A (a)	18,828	24
Cinemark Holdings, Inc. (a)	14,316	314
Clear Channel Outdoor Holdings, Inc. (a) (b)	66,772	176
Cogent Communications Holdings, Inc. (c)	5,768	444
comScore, Inc. (a)	10,045	50
Consolidated Communications Holdings, Inc. (a)	9,201	81
DallasNews Corp.	717	5
DHI Group, Inc. (a)	7,729	26
Dolphin Entertainment, Inc. (a)	1,030	10
Emerald Holding, Inc. (a)	3,068	17
Endeavor Group Holdings, Inc. Class A (a) (b)	3,244	90
Entercom Communications Corp. (a)	18,008	78
Entravision Communications Corp. Class A	9,661	65
Eventbrite, Inc. Class A (a)	1,773	34
EverQuote, Inc. Class A (a)	816	27
Frontier Communications Parent, Inc. (a)	36,206	955
Gannett Co., Inc. (a)	19,312	106
Globalstar, Inc. (a) (b)	118,597	211
Gogo, Inc. (a) (b)	8,118	92
Gray Television, Inc.	11,172	261
Harte-Hanks, Inc. (a)	778	5
Hemisphere Media Group, Inc. (a)	2,783	33
IAC/InterActiveCorp. (a)	9,692	1,494
IDT Corp. Class B (a)	3,324	123
iHeartMedia, Inc. Class A (a)	19,539	526
Insignia Systems, Inc. (a)	177	1
Iridium Communications, Inc. (a)	14,092	564
John Wiley & Sons, Inc. Class A	4,842	291

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Kubient, Inc. (a)	1,674	$10
Lee Enterprises, Inc. (a)	870	25
Liberty Broadband Corp. Class A (a)	25,352	4,264
Liberty Media Corp.-Liberty SiriusXM Class A (a)	41,772	1,946
Liberty Media Corp-Liberty Braves Class A (a)	7,082	200
Liberty Media Corp-Liberty Formula One Class A (a)	28,862	1,230
Liberty TripAdvisor Holdings, Inc. Class A (a)	10,593	43
Lions Gate Entertainment Corp. Class B (a)	18,151	332
LiveXLive Media, Inc. (a)	8,325	39
Loral Space & Communications, Inc.	3,376	131
Madison Square Garden Entertainment Corp. (a)	2,853	240
Madison Square Garden Sports Corp. (a)	2,850	492
Marchex, Inc. Class B (a)	5,738	18
Match Group, Inc. (a)	37,903	6,112
MediaAlpha, Inc. Class A (a)	1,505	63
Mediaco Holding, Inc. (a)	890	3
Meredith Corp. (a)	4,748	206
Motorsport Games, Inc. Class A (a)	469	7
MSG Networks, Inc. Class A (a) (b)	7,371	107
National CineMedia, Inc.	11,081	56
Nexstar Media Group, Inc. Class A	6,331	936
Ooma, Inc. (a)	3,437	65
ORBCOMM, Inc. (a)	11,656	131
Pinterest, Inc. Class A (a)	14,049	1,109
QuinStreet, Inc. (a)	6,674	124
Reading International, Inc. Class A (a)	3,024	21
ROBLOX Corp. Class A (a)	31,426	2,828
Saga Communications, Inc. Class A	555	12
Salem Media Group, Inc. (a)	1,989	5
Scholastic Corp.	4,110	156
Sciplay Corp. Class A (a)	3,426	58
Shenandoah Telecommunications Co.	6,689	325
Sinclair Broadcast Group, Inc. Class A	8,902	296
Sirius XM Holdings, Inc. (b)	148,257	970
Snap, Inc. Class A (a)	165,865	11,303
SPAR Group, Inc. (a)	1,373	2
Spok Holdings, Inc.	2,596	25
SRAX, Inc. (a)	3,434	19
Super League Gaming, Inc. (a)	3,390	18
TechTarget, Inc. (a)	2,616	203
TEGNA, Inc.	30,961	581
Telephone & Data Systems, Inc.	13,337	302
The EW Scripps Co. Class A	8,557	174
The Marcus Corp. (a) (b)	2,572	55
The New York Times Co. Class A	16,663	726
Townsquare Media, Inc. Class A (a)	1,440	18
Travelzoo (a)	1,086	16
TripAdvisor, Inc. (a)	15,840	638
Troika Media Group, Inc. (a)	920	3
TrueCar, Inc. (a)	9,497	54

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
United States Cellular Corp. (a)	2,305	$84
Urban One, Inc. (a)	4,262	21
Vimeo, Inc. (a)	15,668	768
Vonage Holdings Corp. (a)	34,858	502
Warner Music Group Corp. Class A	12,157	438
WideOpenWest, Inc. (a)	8,786	182
World Wrestling Entertainment, Inc. Class A	5,294	306
Xcel Brands, Inc. (a)	1,279	4
Yelp, Inc. (a)	10,565	422
Zedge, Inc. Class B (a)	1,533	28
Zillow Group, Inc. Class C (a)	13,658	1,669
ZipRecruiter, Inc. (a)	9,559	239
ZoomInfo Technologies, Inc. Class A (a)	7,400	386
Zynga, Inc. Class A (a)	137,248	1,459
		56,401
Consumer Discretionary (10.2%):
1-800-Flowers.com, Inc. Class A (a)	4,308	137
1847 Goedeker, Inc. (a)	15,438	59
Abercrombie & Fitch Co. (a)	8,296	385
Academy Sports & Outdoors, Inc. (a)	6,947	286
Accel Entertainment, Inc. (a)	10,743	128
Acushnet Holdings Corp.	4,552	225
ADOMANI, Inc. (a)	40,251	12
Adtalem Global Education, Inc. (a)	6,075	217
Airbnb, Inc. Class A (a)	8,758	1,342
American Axle & Manufacturing Holdings, Inc. (a)	14,190	147
American Eagle Outfitters, Inc.	18,236	684
American Outdoor Brands, Inc. (a)	2,055	72
American Public Education, Inc. (a)	2,236	63
America's Car-Mart, Inc. (a)	898	127
Amesite, Inc. (a)	1,686	5
Aramark	28,523	1,063
Arcimoto, Inc. (a) (b)	4,117	71
Ark Restaurants Corp. (a)	308	6
Asbury Automotive Group, Inc. (a)	2,591	444
Aspen Group, Inc. (a)	3,657	24
At Home Group, Inc. (a)	9,700	357
Aterian, Inc. (a) (b)	3,418	50
Autoliv, Inc.	12,812	1,252
AutoNation, Inc. (a)	7,990	758
AYRO, Inc. (a)	4,386	21
Bally's Corp. (a)	4,951	268
Barnes & Noble Education, Inc. (a)	6,234	45
Bassett Furniture Industries, Inc.	1,437	35
BBQ Holdings, Inc. (a)	1,467	28
Beazer Homes USA, Inc. (a)	4,044	78
bebe stores, Inc.	1,055	6
Bed Bath & Beyond, Inc. (a)	11,762	392
Big 5 Sporting Goods Corp. (b)	3,302	85
Big Lots, Inc.	4,093	270

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Biglari Holdings, Inc. Class B (a)	328	$52
BJ's Restaurants, Inc. (a)	2,490	122
Blink Charging Co. (a) (b)	5,359	221
Bloomin' Brands, Inc. (a)	12,050	327
Blue Apron Holdings, Inc. Class A (a)	228	1
Bluegreen Vacations Holding Corp. (a)	2,321	42
Boot Barn Holdings, Inc. (a)	3,918	329
Bowl America, Inc. Class A (a)	350	3
Boyd Gaming Corp. (a)	10,774	662
Bright Horizons Family Solutions, Inc. (a)	7,694	1,131
Brinker International, Inc. (a)	6,128	379
Brunswick Corp.	11,293	1,126
Build-A-Bear Workshop, Inc. (a)	2,365	41
Burlington Stores, Inc. (a)	8,184	2,634
Caleres, Inc.	4,771	130
Callaway Golf Co. (a)	18,333	618
Camping World Holdings, Inc. Class A (b)	4,746	195
CarParts.com, Inc. (a)	5,457	111
Carriage Services, Inc.	2,304	85
Carrols Restaurant Group, Inc. (a)	5,113	31
Carter's, Inc.	5,749	593
Carvana Co. (a)	1,630	492
Casper Sleep, Inc. (a)	4,767	39
Cavco Industries, Inc. (a)	984	219
Century Casinos, Inc. (a)	4,381	59
Century Communities, Inc.	3,986	265
Charles & Colvard Ltd. (a)	4,093	12
Chegg, Inc. (a)	18,340	1,523
Chewy, Inc. Class A (a) (b)	7,853	627
Chico's FAS, Inc. (a)	13,908	92
Choice Hotels International, Inc.	6,479	770
Churchill Downs, Inc.	4,614	915
Chuy's Holdings, Inc. (a)	2,174	81
Citi Trends, Inc. (a) (b)	1,381	120
Clarus Corp.	3,553	91
Columbia Sportswear Co.	6,702	659
Comstock Holding Cos., Inc. (a)	1,022	6
Conn's, Inc. (a)	2,684	68
Contextlogic, Inc. Class A (a)	7,804	103
Core-Mark Holding Co., Inc.	6,050	272
Coursera, Inc. (a) (b)	2,568	102
Cracker Barrel Old Country Store, Inc.	3,328	494
Cricut, Inc. Class A (a) (b)	2,451	104
Crocs, Inc. (a)	7,709	899
Crown Crafts, Inc.	1,463	11
Culp, Inc.	1,843	30
Dana, Inc.	20,355	484
Dave & Buster's Entertainment, Inc. (a)	4,668	190
Deckers Outdoor Corp. (a)	3,287	1,263
Delta Apparel, Inc. (a)	902	27

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Denny's Corp. (a)	8,996	$148
Designer Brands, Inc. Class A (a)	8,382	139
Destination XL Group, Inc. (a)	9,410	36
Dick's Sporting Goods, Inc.	9,988	1,001
Digital Brands Group, Inc. (a)	381	2
Dillard's, Inc. Class A (b)	3,154	570
Dine Brands Global, Inc. (a)	2,299	205
Doordash, Inc. Class A (a)	5,135	917
Dorman Products, Inc. (a)	3,640	377
Dover Motorsports, Inc.	2,240	5
Dream Finders Homes, Inc. Class A (a)	1,604	39
Drive Shack, Inc. (a)	12,187	40
Duluth Holdings, Inc. Class B (a)	3,353	69
Educational Development Corp.	1,014	13
El Pollo Loco Holdings, Inc. (a)	2,587	47
Elite Education Group International Ltd. (a)	124	1
Emerson Radio Corp. (a)	929	1
Envela Corp. (a) (b)	1,231	6
Escalade, Inc.	1,687	39
Esports Technologies, Inc. (a)	371	8
Ethan Allen Interiors, Inc.	2,819	78
Express, Inc. (a)	7,935	51
FAT Brands, Inc.	444	6
Fiesta Restaurant Group, Inc. (a)	2,169	29
Five Below, Inc. (a)	7,500	1,449
Flexsteel Industries, Inc.	1,016	41
Floor & Decor Holdings, Inc. Class A (a)	12,730	1,345
Foot Locker, Inc.	11,880	732
Forward Industries, Inc. (a)	1,130	3
Fossil Group, Inc. (a)	4,760	68
Fox Factory Holding Corp. (a)	5,092	793
Franchise Group, Inc.	4,115	145
Frontdoor, Inc. (a)	12,827	639
Full House Resorts, Inc. (a)	4,945	49
Funko, Inc. Class A (a) (b)	1,735	37
Gaia, Inc. (a) (b)	1,271	14
GameStop Corp. Class A (a) (b)	8,364	1,790
Genesco, Inc. (a)	1,815	116
Gentex Corp.	35,016	1,159
Gentherm, Inc. (a)	4,175	297
G-III Apparel Group Ltd. (a)	5,337	175
Golden Entertainment, Inc. (a)	3,499	157
GoPro, Inc. Class A (a)	15,224	177
Graham Holdings Co. Class B	615	390
Grand Canyon Education, Inc. (a)	6,281	565
Green Brick Partners, Inc. (a)	7,515	171
Greenlane Holdings, Inc. Class A (a)	848	4
Group 1 Automotive, Inc.	2,433	376
Groupon, Inc. (a)	3,717	160
Guess?, Inc. (b)	4,195	111

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
H&R Block, Inc.	25,730	$604
Hall of Fame Resort & Entertainment Co. (a)	10,109	40
Hamilton Beach Brands Holding Co. Class A	766	17
Harbor Custom Development, Inc. (a)	1,924	6
Harley-Davidson, Inc.	19,856	909
Haverty Furniture Cos., Inc.	2,329	100
Hayward Holdings, Inc. (a) (b)	6,191	161
Helen of Troy Ltd. (a)	2,890	659
HG Holdings, Inc. (a)	5,313	4
Hibbett, Inc. (a)	1,814	163
Hilton Grand Vacations, Inc. (a)	10,784	446
Hooker Furniture Corp.	1,633	57
Horizon Global Corp. (a)	2,809	24
Houghton Mifflin Harcourt Co. (a)	17,266	191
Hovnanian Enterprises, Inc. Class A (a)	794	84
Hyatt Hotels Corp. Class A (a)	4,330	336
HyreCar, Inc. (a)	2,986	62
Iconix Brand Group, Inc. (a)	2,191	7
imedia Brands, Inc. (a)	3,009	24
Inspired Entertainment, Inc. (a)	2,671	34
Installed Building Products, Inc.	3,276	401
iPower, Inc. (a)	512	4
iRobot Corp. (a) (b)	3,276	306
J Alexander's Holdings, Inc. (a)	2,236	26
J. Jill, Inc. (a)	689	14
Jack in the Box, Inc.	3,117	347
JAKKS Pacific, Inc. (a)	755	8
Jerash Holdings US, Inc.	945	6
JOANN, Inc.	1,723	27
Johnson Outdoors, Inc. Class A	1,036	125
Kaspien Holdings, Inc. (a)	117	3
KB Home	10,731	437
Kirkland's, Inc. (a)	2,088	48
Kohl's Corp. (c)	22,648	1,249
Kontoor Brands, Inc.	5,630	318
Koss Corp. (a)	348	8
Kura Sushi USA, Inc. Class A (a)	385	15
Lakeland Industries, Inc. (a)	1,176	26
Lands' End, Inc. (a)	1,766	72
Latham Group, Inc. (a) (b)	3,225	103
Laureate Education, Inc. Class A (a)	7,094	103
La-Z-Boy, Inc.	6,200	230
Lazydays Holdings, Inc. (a)	1,576	35
LCI Industries	3,382	444
Lear Corp.	8,054	1,411
Legacy Housing Corp. (a)	877	15
Leslie's, Inc. (a)	13,917	383
Levi Strauss & Co. Class A	6,308	175
Lifetime Brands, Inc.	1,870	28
Lincoln Educational Services Corp. (a)	3,941	31

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Liquidity Services, Inc. (a)	3,763	$96
Lithia Motors, Inc. Class A	4,079	1,401
LMP Automotive Holdings, Inc. (a)	982	17
Luby's, Inc. (a)	2,911	11
Lumber Liquidators Holdings, Inc. (a)	3,293	69
M/I Homes, Inc. (a)	3,495	205
Macy's, Inc. (a)	42,241	801
Magnite, Inc. (a)	17,056	577
Malibu Boats, Inc. Class A (a)	2,595	190
Marine Products Corp.	2,356	36
MarineMax, Inc. (a)	2,932	143
Marriott Vacations Worldwide Corp. (a)	6,054	964
MasterCraft Boat Holdings, Inc. (a)	2,359	62
Mattel, Inc. (a)	32,974	663
MDC Holdings, Inc.	7,418	375
Meritage Homes Corp. (a)	5,009	471
Modine Manufacturing Co. (a)	7,565	126
Monarch Casino & Resort, Inc. (a)	1,926	127
Monro, Inc.	3,958	251
Motorcar Parts of America, Inc. (a)	2,222	50
Movado Group, Inc.	1,952	61
Murphy USA, Inc.	3,818	509
Muscle Maker, Inc. (a)	1,874	3
Nathan's Famous, Inc.	421	30
National Vision Holdings, Inc. (a)	10,905	558
Nautilus, Inc. (a) (b)	3,919	66
Noodles & Co. (a)	5,015	63
Nordstrom, Inc. (a)	15,413	564
Nova Lifestyle, Inc. (a)	561	2
Ollie's Bargain Outlet Holdings, Inc. (a)	6,480	545
OneWater Marine, Inc.	710	30
Overstock.com, Inc. (a)	5,692	525
Oxford Industries, Inc.	2,236	221
P&F Industries, Inc. Class A (a)	255	2
Papa John's International, Inc.	3,700	386
Party City Holdco, Inc. (a)	14,380	134
Peloton Interactive, Inc. Class A (a)	6,580	816
Penske Automotive Group, Inc.	5,221	394
Perdoceo Education Corp. (a)	8,879	109
Petco Health & Wellness Co., Inc. (a)	7,851	176
PetMed Express, Inc. (b) (c)	2,714	86
Planet Fitness, Inc. Class A (a)	12,006	903
PlayAGS, Inc. (a)	3,939	39
Polaris, Inc.	8,395	1,151
Poshmark, Inc. Class A (a) (b)	1,073	51
Potbelly Corp. (a)	3,393	27
PubMatic, Inc. Class A (a)	933	36
Purple Innovation, Inc. (a)	1,998	53
Quotient Technology, Inc. (a)	11,916	129
Qurate Retail, Inc. Class A	61,212	802

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Rave Restaurant Group, Inc. (a)	2,610	$4
RCI Hospitality Holdings, Inc.	1,219	81
Red Robin Gourmet Burgers, Inc. (a)	1,532	51
Red Rock Resorts, Inc. Class A (a)	9,030	384
Regis Corp. (a)	5,075	48
Remark Holdings, Inc. (a)	14,012	26
Rent-A-Center, Inc.	9,299	493
Revolve Group, Inc. (a)	1,934	133
RH (a)	1,819	1,235
Rocky Brands, Inc.	1,067	59
Roku, Inc. (a)	3,129	1,437
RumbleON, Inc. Class B (a)	379	15
Ruth's Hospitality Group, Inc. (a)	4,741	109
Sally Beauty Holdings, Inc. (a)	12,636	279
Scientific Games Corp. (a)	12,717	986
Seaworld Entertainment, Inc. (a)	6,353	317
Select Interior Concepts, Inc. Class A (a)	2,655	25
Service Corp. International	22,785	1,220
Shake Shack, Inc. Class A (a)	2,516	269
Shoe Carnival, Inc.	1,205	86
Shutterstock, Inc.	3,110	305
Signet Jewelers Ltd. (a)	7,013	567
Simply, Inc. (a)	1,347	4
Six Flags Entertainment Corp. (a)	11,302	489
Skechers USA, Inc. Class A (a)	14,665	732
Skyline Champion Corp. (a)	7,764	414
Sleep Number Corp. (a)	2,929	322
Smith & Wesson Brands, Inc.	7,719	268
Sonic Automotive, Inc. Class A	2,031	91
Sonos, Inc. (a)	18,455	650
Sportsman's Warehouse Holdings, Inc. (a)	6,406	114
Stamps.com, Inc. (a)	2,482	497
Standard Motor Products, Inc.	3,006	130
Steven Madden Ltd.	10,562	462
Stitch Fix, Inc. Class A (a)	1,350	81
StoneMor, Inc. (a)	17,844	47
Stoneridge, Inc. (a)	3,466	102
Strategic Education, Inc.	2,796	213
Strattec Strategy Corp. (a)	459	20
Stride, Inc. (a) (b)	6,087	196
Sturm Ruger & Co., Inc. (c)	2,355	212
Summer Infant, Inc. (a)	252	3
Superior Group of Cos., Inc.	1,894	45
Superior Industries International, Inc. (a)	3,679	32
Sypris Solutions, Inc. (a)	1,962	7
Target Hospitality Corp. (a)	5,742	21
Taylor Morrison Home Corp. (a)	15,646	413
Tempur Sealy International, Inc.	24,206	949
Tenneco, Inc. Class A (a)	12,399	240
Terminix Global Holdings, Inc. (a)	16,204	773

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Texas Roadhouse, Inc.	9,890	$951
The Aaron's Co., Inc.	4,576	146
The Buckle, Inc. (b)	3,217	160
The Cato Corp. Class A	2,849	48
The Cheesecake Factory, Inc. (a)	5,127	278
The Children's Place, Inc. (a)	1,780	166
The Container Store Group, Inc. (a)	5,387	70
The Dixie Group, Inc. (a)	1,962	6
The Goodyear Tire & Rubber Co. (a)	39,134	671
The Lovesac Co. (a)	1,893	151
The New Home Co., Inc. (a)	1,848	11
The ODP Corp. (a)	7,168	344
The RealReal, Inc. (a)	12,588	249
The Wendy's Co.	27,555	645
Thor Industries, Inc.	6,368	720
ThredUp, Inc. Class A (a) (b)	1,929	56
Tilly's, Inc. Class A	1,853	30
Toll Brothers, Inc.	12,830	742
TopBuild Corp. (a)	4,167	824
Toughbuilt Industries, Inc. (a)	12,087	10
Travel + Leisure Co.	11,543	686
TravelCenters of America, Inc. (a)	2,110	62
Tri Pointe Homes, Inc. (a)	16,421	352
Tupperware Brands Corp. (a)	5,556	132
Turtle Beach Corp. (a)	2,318	74
Unifi, Inc. (a)	2,301	56
Unique Fabricating, Inc. (a)	1,340	5
Universal Electronics, Inc. (a)	1,843	89
Universal Technical Institute, Inc. (a)	4,136	27
Urban Outfitters, Inc. (a)	6,499	268
Vail Resorts, Inc. (a)	5,391	1,707
Veoneer, Inc. (a) (b)	13,034	300
Vera Bradley, Inc. (a)	3,866	48
Vince Holding Corp. (a)	521	5
Vinco Ventures, Inc. (a)	3,917	15
Vista Outdoor, Inc. (a)	7,734	358
Visteon Corp. (a)	3,568	432
VOXX International Corp. (a)	2,419	34
Vroom, Inc. (a) (b)	16,556	693
Wayfair, Inc. Class A (a) (b)	7,060	2,230
Weyco Group, Inc.	1,042	23
Williams-Sonoma, Inc.	7,683	1,227
Wingstop, Inc.	4,170	657
Winmark Corp.	344	66
Winnebago Industries, Inc.	4,500	306
Wolverine World Wide, Inc.	11,093	373
WW International, Inc. (a)	7,777	281
Wyndham Hotels & Resorts, Inc.	11,920	862
XpresSpa Group, Inc. (a) (b)	16,262	25
YETI Holdings, Inc. (a)	11,684	1,073

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Zovio, Inc. (a)	4,936	$13
Zumiez, Inc. (a)	3,124	153
		102,780
Consumer Staples (2.9%):
22nd Century Group, Inc. (a) (b)	23,567	109
Albertsons Cos., Inc. Class A (b)	37,491	737
Alico, Inc.	605	22
Arcadia Biosciences, Inc. (a)	3,194	9
B&G Foods, Inc. (b)	8,775	288
BellRing Brands, Inc. Class A (a)	5,417	170
Beyond Meat, Inc. (a) (b)	8,348	1,315
BJ's Wholesale Club Holdings, Inc. (a)	16,855	802
Bunge Ltd.	18,275	1,428
Calavo Growers, Inc.	2,399	152
Cal-Maine Foods, Inc.	3,157	114
Casey's General Stores, Inc.	4,542	884
Celsius Holdings, Inc. (a)	4,321	329
Central Garden & Pet Co. Class A (a)	4,559	220
Coca-Cola Consolidated, Inc.	591	238
Coffee Holding Co., Inc. (a)	846	5
Coty, Inc. Class A (a) (c)	21,730	203
Crimson Wine Group Ltd. (a)	2,491	23
Cyanotech Corp. (a)	635	2
Darling Ingredients, Inc. (a)	21,084	1,423
Eastside Distilling, Inc. (a)	1,845	5
Edgewell Personal Care Co.	7,281	320
elf Beauty, Inc. (a)	5,942	161
Energizer Holdings, Inc.	7,542	324
Farmer Brothers Co. (a)	2,472	31
Flowers Foods, Inc.	27,690	670
Fresh Del Monte Produce, Inc.	3,594	118
Freshpet, Inc. (a)	6,409	1,044
Grocery Outlet Holding Corp. (a)	9,502	329
Guardion Health Sciences, Inc. (a)	3,272	6
Herbalife Nutrition Ltd. (a)	14,136	746
HF Foods Group, Inc. Class A (a)	6,054	32
Honest Co., Inc. (a) (b)	4,122	67
Hostess Brands, Inc. (a)	10,965	178
Ifresh, Inc. (a)	2,172	3
Ingles Markets, Inc. Class A	1,796	105
Ingredion, Inc.	9,710	879
Inter Parfums, Inc.	2,395	172
J & J Snack Foods Corp.	1,920	335
John B Sanfilippo & Son, Inc.	1,138	101
Jones Soda Co. (a)	7,515	4
Jupiter Wellness, Inc. (a)	1,150	5
Keurig Dr Pepper, Inc.	113,904	4,014
Laird Superfood, Inc. (a)	750	22
Lancaster Colony Corp.	2,864	554
Landec Corp. (a)	4,021	45

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Lifevantage Corp. (a)	2,074	$15
Lifeway Foods, Inc. (a)	492	3
Limoneira Co.	2,062	36
Mannatech, Inc.	172	5
Medifast, Inc.	1,593	451
MGP Ingredients, Inc. (b)	1,418	96
Mission Produce, Inc. (a) (b)	6,781	140
National Beverage Corp.	4,263	201
Natural Alternatives International, Inc. (a)	839	14
Natural Grocers by Vitamin Cottage, Inc.	2,137	23
Nature's Sunshine Products, Inc.	2,671	46
NewAge, Inc. (a) (b)	20,279	45
Nu Skin Enterprises, Inc. Class A	7,254	411
Ocean Bio-Chem, Inc.	687	8
Oil-Dri Corp. of America	714	24
Performance Food Group Co. (a)	16,656	808
Pilgrim's Pride Corp. (a)	7,679	170
Post Holdings, Inc. (a)	8,021	870
PriceSmart, Inc.	2,180	198
PURE Bioscience, Inc. (a)	9,208	4
Reed's, Inc. (a)	12,976	13
Revlon, Inc. Class A (a)	1,179	15
Reynolds Consumer Products, Inc.	8,593	261
RiceBran Technologies (a)	4,870	6
Rite Aid Corp. (a)	7,988	130
Sanderson Farms, Inc.	2,920	549
Seaboard Corp.	40	155
Seneca Foods Corp. Class A (a)	857	44
Shineco, Inc. (a)	1,205	8
SpartanNash Co.	4,796	93
Spectrum Brands Holdings, Inc.	5,978	509
Sprouts Farmers Market, Inc. (a)	16,939	421
The Andersons, Inc.	4,563	139
The Boston Beer Co., Inc. Class A (a)	988	1,009
The Chefs' Warehouse, Inc. (a)	4,062	129
The Duckhorn Portfolio, Inc. (a) (b)	3,082	68
The Hain Celestial Group, Inc. (a)	14,614	586
The Simply Good Foods Co. (a)	9,959	364
Tootsie Roll Industries, Inc.	2,885	98
TreeHouse Foods, Inc. (a)	6,112	272
Turning Point Brands, Inc.	2,402	110
U.S. Foods Holding Corp. (a)	30,771	1,181
United Natural Foods, Inc. (a)	6,919	256
United-Guardian, Inc.	463	7
Universal Corp.	3,283	187
USANA Health Sciences, Inc. (a)	1,658	170
Vector Group Ltd.	17,007	241
Veru, Inc. (a)	9,417	76
Village Super Market, Inc. Class A	1,444	34
Vital Farms, Inc. (a) (b)	3,274	65

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
WD-40 Co.	1,576	$404
Weis Markets, Inc. (c)	2,755	142
Willamette Valley Vineyards, Inc. (a)	610	8
		30,061
Energy (2.6%):
Abraxas Petroleum Corp. (a)	1,248	4
Adams Resources & Energy, Inc.	409	11
Aemetis, Inc. (a)	3,911	44
Alto Ingredients, Inc. (a) (b)	10,770	66
Amplify Energy Corp. (a)	4,843	20
Amyris, Inc. (a) (b)	27,098	444
Antero Midstream Corp.	45,132	469
Antero Resources Corp. (a)	44,718	672
Arch Resources, Inc. (a)	2,001	114
Archrock, Inc.	18,207	162
Aspen Aerogels, Inc. (a)	3,396	102
Barnwell Industries, Inc. (a)	640	2
Basic Energy Services, Inc. (a)	3,062	—	(e)
Bonanza Creek Energy, Inc.	4,021	189
BP Prudhoe Bay Royalty Trust (a)	3,373	17
Brigham Minerals, Inc.	2,324	49
Bristow Group, Inc. (a)	3,182	81
Cactus, Inc. Class A	3,698	136
California Resources Corp. (a) (b)	6,959	210
Callon Petroleum Co. (a) (b)	6,562	379
Camber Energy, Inc. (a)	8,751	6
Centennial Resource Development, Inc. Class A (a) (b)	43,556	295
Centrus Energy Corp. Class A (a)	1,157	29
ChampionX Corp. (a)	28,554	733
Cheniere Energy, Inc. (a)	37,954	3,293
Chesapeake Energy Corp.	14,503	753
Cimarex Energy Co.	14,907	1,080
Clean Energy Fuels Corp. (a) (b)	23,627	240
CNX Resources Corp. (a)	30,891	422
Comstock Resources, Inc. (a)	11,719	78
CONSOL Energy, Inc. (a)	4,125	76
Contango Oil & Gas Co. (a) (b)	19,607	85
Continental Resources, Inc.	11,004	418
Cross Timbers Royalty Trust	946	11
CVR Energy, Inc.	4,594	83
Dawson Geophysical Co. (a)	3,145	8
Delek U.S. Holdings, Inc.	10,826	234
Denbury, Inc. (a)	6,619	508
Diamond S Shipping, Inc. (a)	3,711	37
Dorian LPG Ltd. (a)	4,856	69
Dril-Quip, Inc. (a) (b)	4,076	138
ENGlobal Corp. (a)	3,211	10
Enservco Corp. (a)	770	1
EQT Corp. (a)	35,184	783
Equitrans Midstream Corp.	47,024	400
See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Evolution Petroleum Corp.	4,541	$23
Exterran Corp. (a)	3,620	17
Extraction Oil & Gas, Inc. (a)	4,059	223
Forum Energy Technologies, Inc. (a)	768	18
FTS International, Inc. Class A (a)	67	2
Geospace Technologies Corp. (a)	1,698	14
Gevo, Inc. (a) (b)	30,287	220
Goodrich Petroleum Corp. (a)	1,606	24
Green Plains, Inc. (a)	5,837	196
Gulf Island Fabrication, Inc. (a)	1,932	9
Gulfport Energy Operating Corp. (a)	1,908	123
Hallador Energy Co. (a)	4,149	11
Helix Energy Solutions Group, Inc. (a)	20,188	115
Helmerich & Payne, Inc.	13,601	444
HighPeak Energy, Inc. (a)	731	7
HollyFrontier Corp.	22,014	724
Houston American Energy Corp. (a)	1,455	4
Hugoton Royalty Trust (a)	5,673	1
ION Geophysical Corp. (a)	4,268	9
KLX Energy Services Holdings, Inc. (a) (b)	1,001	10
Laredo Petroleum, Inc. (a) (b)	1,869	173
Liberty Oilfield Services, Inc. Class A (a)	13,059	185
Magnolia Oil & Gas Corp. Class A (a)	16,025	250
Mammoth Energy Services, Inc. (a)	5,249	24
Matador Resources Co.	15,825	570
Matrix Service Co. (a)	3,510	37
Meta Materials, Inc. (a) (b)	10,436	78
Mexco Energy Corp. (a)	143	1
MIND Technology, Inc. (a)	1,909	4
Montauk Renewables, Inc. (a)	3,136	24
Murphy Oil Corp.	19,220	447
Nabors Industries Ltd. (a)	1,058	121
NACCO Industries, Inc. Class A	563	15
National Energy Services Reunited Corp. (a)	7,053	101
Natural Gas Services Group, Inc. (a)	1,844	19
NCS Multistage Holdings, Inc. (a)	142	4
New Fortress Energy, Inc. (b)	16,936	642
Newpark Resources, Inc. (a)	13,329	46
Nextdecade Corp. (a) (b)	17,715	73
Nextier Oilfield Solutions, Inc. (a)	27,169	129
Nine Energy Service, Inc. (a)	1,778	5
Northern Oil and Gas, Inc. (b)	7,709	160
Nuverra Environmental Solutions, Inc. (a)	1,424	3
Oasis Petroleum, Inc.	3,007	302
Oceaneering International, Inc. (a)	12,103	188
Oil States International, Inc. (a)	7,049	55
Overseas Shipholding Group, Inc. Class A (a)	11,223	23
Ovintiv, Inc.	38,254	1,204
Patterson-UTI Energy, Inc.	24,856	247
PBF Energy, Inc. Class A (a)	12,688	194

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
PDC Energy, Inc.	13,302	$609
Peabody Energy Corp. (a) (c)	14,405	114
Penn Virginia Corp. (a)	2,050	48
Permianville Royalty Trust (a)	3,535	7
PHX Minerals, Inc.	2,970	11
ProPetro Holding Corp. (a)	10,314	94
Range Resources Corp. (a)	35,178	590
Ranger Energy Services, Inc. (a)	643	5
Renewable Energy Group, Inc. (a)	6,534	407
REX American Resources Corp. (a)	623	56
Riley Exploration Permian, Inc. (b)	2,839	82
Royale Energy, Inc. (a)	4,744	—	(e)
RPC, Inc. (a)	17,337	86
SandRidge Energy, Inc. (a)	5,407	34
SEACOR Marine Holdings, Inc. (a)	3,164	14
Select Energy Services, Inc. Class A (a)	8,035	49
SFL Corp. Ltd.	16,151	124
Silverbow Resources, Inc. (a)	1,779	41
SM Energy Co.	14,849	366
Smart Sand, Inc. (a)	4,165	14
Solaris Oilfield Infrastructure, Inc. Class A	2,951	29
Southwestern Energy Co. (a)	77,874	442
Stabilis Solutions, Inc. (a)	466	5
Superior Drilling Products, Inc. (a)	2,232	2
Talos Energy, Inc. (a)	7,338	115
Targa Resources Corp.	34,228	1,521
Teekay Corp. (a) (b)	8,458	31
Tellurian, Inc. (a)	46,905	218
TETRA Technologies, Inc. (a)	18,750	81
Tidewater, Inc. (a)	3,733	45
Torchlight Energy Resources, Inc. (a) (f) (g)	20,872	23
U.S. Energy Corp. Wyoming (a)	596	3
Uranium Energy Corp. (a)	34,483	92
VAALCO Energy, Inc. (a)	8,489	28
Vertex Energy, Inc. (a)	5,951	79
Vine Energy, Inc. Class A (a)	3,439	54
Voc Energy Trust	2,009	10
W&T Offshore, Inc. (a)	14,799	72
Westwater Resources, Inc. (a)	5,044	24
Whiting Petroleum Corp. (a)	5,292	289
World Fuel Services Corp. (c)	8,868	281
Zion Oil & Gas, Inc. (a)	35,687	17
		26,691
Financials (14.8%):
1895 Bancorp of Wisconsin, Inc. (a)	344	5
1st Source Corp.	2,589	120
Acres Commercial Realty Corp. (a)	1,342	22
AFC Gamma, Inc.	1,778	37
Affiliated Managers Group, Inc.	4,462	688
Affinity Bancshares, Inc. (a)	834	11

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
AG Mortgage Investment Trust, Inc.	6,818	$29
AGNC Investment Corp.	76,922	1,299
Alleghany Corp. (a)	2,020	1,347
Allegiance Bancshares, Inc.	2,736	105
Ally Financial, Inc.	53,153	2,648
Altabancorp	2,291	99
Amerant Bancorp, Inc. (a)	1,309	28
American Equity Investment Life Holding Co.	10,827	350
American Financial Group, Inc.	9,923	1,238
American National Bankshares, Inc.	1,604	50
American National Group, Inc.	3,263	485
American River Bankshares	885	16
Ameris Bancorp	9,450	478
AMERISAFE, Inc.	2,590	155
AmeriServ Financial, Inc.	2,690	11
Ames National Corp.	1,337	33
Annaly Capital Management, Inc.	207,146	1,840
Apollo Commercial Real Estate Finance, Inc.	16,752	267
Apollo Investment Corp.	10,284	140
Arbor Realty Trust, Inc.	20,624	368
Arch Capital Group Ltd. (a)	52,788	2,055
Ares Capital Corp. (b)	69,294	1,357
Ares Commercial Real Estate Corp.	6,594	97
Ares Management Corp. Class A	30,219	1,922
Argo Group International Holdings Ltd.	4,772	247
Arlington Asset Investment Corp. Class A (a)	4,801	19
ARMOUR Residential REIT, Inc.	9,430	108
Arrow Financial Corp.	2,280	82
Artisan Partners Asset Management, Inc. Class A	6,362	323
Ashford, Inc. (a)	351	8
Assetmark Financial Holdings, Inc. (a)	3,426	86
Associated Bancorp	22,153	454
Associated Capital Group, Inc. Class A	488	19
Assured Guaranty Ltd.	10,932	519
Atlantic American Corp.	837	4
Atlantic Union Bankshares Corp.	11,579	419
Atlanticus Holdings Corp. (a)	1,338	53
Axis Capital Holdings Ltd.	10,552	517
Axos Financial, Inc. (a)	7,561	351
Bain Capital Specialty Finance, Inc.	3,256	50
Banc of California, Inc.	6,800	119
BancFirst Corp.	2,479	155
BancorpSouth Bank	11,967	339
Bank of Hawaii Corp.	5,474	461
Bank of Marin Bancorp	1,916	61
Bank of South Carolina Corp.	688	14
Bank of the James Financial Group, Inc.	713	11
Bank OZK	18,643	786
Bank7 Corp.	443	8
Bankfinancial Corp.	1,931	22

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
BankUnited, Inc.	11,167	$477
Bankwell Financial Group, Inc.	1,010	28
Banner Corp.	4,716	256
Bar Harbor Bankshares	2,195	63
Barings BDC, Inc.	10,293	109
Baycom Corp. (a)	1,530	27
BCB Bancorp, Inc.	2,536	34
Berkshire Hills Bancorp, Inc.	7,020	192
BGC Partners, Inc. Class A	36,342	206
BlackRock Capital Investment Corp.	11,685	46
BlackRock TCP Capital Corp.	9,103	126
Blackstone Mortgage Trust, Inc. Class A	21,315	680
Blucora, Inc. (a)	5,722	99
Blue Ridge Bankshares, Inc.	2,700	47
Bogota Financial Corp. (a)	932	9
BOK Financial Corp.	4,933	427
Boston Private Financial Holdings, Inc.	11,176	165
Bridgewater Bancshares, Inc. (a)	3,548	57
Brighthouse Financial, Inc. (a)	11,627	529
BrightSpire Capital, Inc.	12,882	121
Broadmark Realty Capital, Inc.	20,891	221
Broadway Financial Corp. (a)	9,833	26
Brookline Bancorp, Inc.	10,597	158
Brown & Brown, Inc.	34,198	1,817
BRP Group, Inc. Class A (a)	2,577	69
Bryn Mawr Bank Corp.	2,726	115
Business First Bancshares, Inc.	2,132	49
Byline Bancorp, Inc. Class A	3,957	90
C&F Financial Corp.	581	30
Cadence Bancorp	15,920	332
California Bancorp, Inc. (a)	1,178	22
Cambridge Bancorp Class A	1,031	86
Camden National Corp.	2,025	97
Capital Bancorp, Inc. (a)	1,714	35
Capital City Bank Group, Inc.	1,992	51
Capital Southwest Corp. (b)	3,106	72
Capitala Finance Corp. (a)	428	11
Capitol Federal Financial, Inc.	15,311	180
Capstar Financial Holdings, Inc.	3,099	64
Capstead Mortgage Corp.	10,836	67
Cathay General Bancorp	11,299	445
CBM Bancorp, Inc.	501	8
CBTX, Inc. Class A	2,868	78
Central Pacific Financial Corp.	3,835	100
Central Valley Community Bancorp	1,856	37
Century Bancorp, Inc. Class A	474	54
CF Bankshares, Inc.	671	13
Chemung Financial Corp.	640	28
Cherry Hill Mortgage Investment Corp.	2,452	24
Chimera Investment Corp.	30,880	465

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
CIT Group, Inc.	13,894	$717
Citizens & Northern Corp.	2,370	58
Citizens, Inc. (a)	6,566	35
City Holding Co.	2,126	160
Civista Bancshares, Inc.	2,290	51
CNA Financial Corp.	4,281	195
CNB Financial Corp. Class A	2,661	61
CNO Financial Group, Inc.	18,452	436
Coastal Financial Corp. (a)	1,493	43
Codorus Valley Bancorp, Inc.	1,230	25
Cohen & Co., Inc. (a)	155	3
Cohen & Steers, Inc.	4,181	343
Coinbase Global, Inc. Class A (a) (b)	18,124	4,590
Colony Bankcorp, Inc.	1,243	22
Columbia Banking System, Inc.	9,043	349
Columbia Financial, Inc. (a) (c)	6,504	112
Commerce Bancshares, Inc.	14,754	1,101
Community Bank System, Inc.	7,302	552
Community Trust Bancorp, Inc.	2,614	106
Conifer Holdings, Inc. (a)	550	2
ConnectOne Bancorp, Inc.	5,328	139
Consumer Portfolio Services, Inc. (a)	2,251	10
County Bancorp, Inc.	795	27
Cowen, Inc. Class A	3,895	160
Crawford & Co. Class B	1,345	12
Credit Acceptance Corp. (a) (b)	1,686	766
Crescent Capital BDC, Inc.	4,350	82
Crossfirst Bankshares, Inc. (a)	6,421	88
Cullen/Frost Bankers, Inc.	7,510	841
Curo Group Holdings Corp.	3,477	59
Customers Bancorp, Inc.	4,424	172
CVB Financial Corp.	17,348	357
Diamond Hill Investment Group, Inc.	464	78
Dime Community Bancshares, Inc.	4,980	167
Donegal Group, Inc. Class A	1,897	28
Donnelley Financial Solutions, Inc. (a)	4,535	150
Dynex Capital, Inc.	4,136	77
Eagle Bancorp Montana, Inc.	929	21
Eagle Bancorp, Inc.	4,332	243
East West Bancorp, Inc.	17,213	1,235
Eastern Bankshares, Inc.	25,309	521
eHealth, Inc. (a)	3,542	207
Elevate Credit, Inc. (a)	3,268	12
Ellington Financial, Inc.	5,865	112
Ellington Residential Mortgage REIT	1,809	21
Employers Holdings, Inc.	3,866	165
Encore Capital Group, Inc. (a)	3,030	144
Enova International, Inc. (a)	4,923	168
Enstar Group Ltd. (a)	2,433	581
Enterprise Bancorp, Inc.	1,760	58

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Enterprise Financial Services Corp.	4,631	$215
Equitable Holdings, Inc.	54,663	1,665
Equity Bancshares, Inc. Class A (a)	1,875	57
Equus Total Return, Inc. (a)	1,151	2
Erie Indemnity Co. Class A	2,766	535
Esquire Financial Holdings, Inc. (a)	1,173	28
ESSA Bancorp, Inc.	1,497	25
Evans Bancorp, Inc.	737	27
Evercore, Inc.	5,937	836
EZCORP, Inc. Class A (a)	6,160	37
FactSet Research Systems, Inc.	5,428	1,822
Farmers & Merchants Bancorp, Inc.	1,571	34
FB Financial Corp.	3,731	139
Federal Agricultural Mortgage Corp. Class C	1,171	116
Federal Home Loan Mortgage Corp. (a)	88,092	127
Federal National Mortgage Association (a) (b)	182,484	285
Federated Hermes, Inc.	11,795	400
Fednat Holding Co.	2,168	9
FFBW, Inc. (a)	840	10
FG Financial Group, Inc. (a)	308	3
Fidelity D&D Bancorp, Inc.	733	40
Fidelity National Financial, Inc.	42,815	1,861
Fidus Investment Corp.	3,851	65
Financial Institutions, Inc.	2,295	69
First Acceptance Corp.	2,731	5
First American Financial Corp.	14,872	927
First Bancorp, Inc.	1,351	40
First BanCorp/Puerto Rico	29,219	348
First Bancorp/Southern Pines NC	3,861	158
First Busey Corp.	7,955	196
First Choice Bancorp	1,641	50
First Citizens BancShares, Inc. Class A (b)	1,253	1,044
First Commonwealth Financial Corp.	13,038	183
First Community Bankshares, Inc.	2,294	68
First Eagle Alternative Capital BDC, Inc.	4,745	22
First Financial Bancorp	12,264	290
First Financial Bankshares, Inc.	18,834	925
First Financial Corp. Class A	1,771	72
First Financial Northwest, Inc.	1,238	19
First Hawaiian, Inc.	15,613	442
First Horizon Corp.	78,336	1,355
First Internet Bancorp	1,460	45
First Interstate BancSystem, Inc. Class A	5,001	209
First Merchants Corp.	7,968	332
First Midwest Bancorp, Inc.	15,494	307
First Seacoast Bancorp Class B (a)	428	4
First U.S. Bancshares, Inc.	980	11
First United Corp.	926	16
First Western Financial, Inc. (a)	958	25
FirstCash, Inc.	4,720	361

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Five Star Bancorp (a)	821	$20
Flagstar Bancorp, Inc.	7,232	306
Flushing Financial Corp.	4,244	91
FNB Corp.	45,295	558
FNCB Bancorp, Inc.	2,901	21
Focus Financial Partners, Inc. Class A (a)	2,615	127
FS KKR Capital Corp. (b)	44,929	966
Fulton Financial Corp.	22,804	360
FVCBankcorp, Inc. (a)	1,913	33
GAMCO Investors, Inc. Class A	1,550	39
Generations Bancorp New York, Inc. (a)	101	1
Genworth Financial, Inc. (a)	71,075	277
German American Bancorp, Inc.	3,891	145
Glacier Bancorp, Inc.	13,394	738
Gladstone Capital Corp. (b)	5,303	61
Gladstone Investment Corp.	5,233	75
Glen Burnie Bancorp	360	5
GoHealth, Inc. Class A (a)	7,085	79
Goldman Sachs BDC, Inc.	6,339	124
Golub Capital BDC, Inc. (b)	18,822	290
Goosehead Insurance, Inc. Class A	1,333	170
Granite Point Mortgage Trust, Inc.	8,684	128
Great Ajax Corp.	3,007	39
Great Southern Bancorp, Inc. Class A	1,600	86
Great Western Bancorp, Inc.	6,774	222
Green Dot Corp. Class A (a)	7,462	350
Greenhill & Co., Inc.	1,784	28
Guaranty Bancshares, Inc.	1,596	54
Guild Holdings Co. Class A	1,040	16
GWG Holdings, Inc. (a)	731	5
Hallmark Financial Services, Inc. (a)	2,721	12
Hamilton Lane, Inc. Class A	2,173	198
Hancock Whitney Corp.	11,490	511
Hanmi Financial Corp.	4,160	79
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	11,405	640
HarborOne Bancorp, Inc.	6,551	94
Hawthorn Bancshares, Inc. (b)	1,010	23
HBT Financial, Inc.	1,510	26
HCI Group, Inc. (b)	1,057	105
Heartland Financial USA, Inc.	6,181	290
Hercules Capital, Inc.	18,239	311
Heritage Commerce Corp.	7,672	85
Heritage Financial Corp.	4,309	108
Heritage Insurance Holdings, Inc.	4,055	35
Hilltop Holdings, Inc.	8,958	326
HMN Financial, Inc. (a)	612	13
Home Bancorp, Inc.	1,181	45
Home BancShares, Inc.	20,780	513
Home Point Capital, Inc. (a)	1,753	10
HomeStreet, Inc.	2,894	118

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Hope Bancorp, Inc.	16,745	$237
Horace Mann Educators Corp.	5,622	210
Horizon Bancorp, Inc.	5,956	104
Horizon Technology Finance Corp.	3,098	54
Houlihan Lokey, Inc.	2,687	220
Impac Mortgage Holdings, Inc. (a)	1,984	4
Income Opportunity Realty Investors, Inc. (a)	125	2
Independence Holding Co.	877	41
Independent Bank Corp.	4,477	338
Independent Bank Corp.	2,884	63
Independent Bank Group, Inc.	5,241	388
Interactive Brokers Group, Inc.	10,018	658
International Bancshares Corp.	7,988	343
Invesco Mortgage Capital, Inc. (b)	33,391	130
Investar Holding Corp.	1,444	33
Investcorp Credit Management BDC, Inc.	2,194	12
Investors Bancorp, Inc.	31,612	451
Investors Title Co.	171	30
Jefferies Financial Group, Inc.	30,354	1,038
Kearny Financial Corp.	9,548	114
Kemper Corp.	8,444	624
Kinsale Capital Group, Inc.	3,235	533
KKR Real Estate Finance Trust, Inc.	4,295	93
Ladder Capital Corp.	8,958	103
Lakeland Bancorp, Inc.	7,415	130
Lakeland Financial Corp.	3,706	228
Lemonade, Inc. (a) (b)	6,676	730
LendingTree, Inc. (a)	1,048	222
Level One Bancorp, Inc.	685	19
Limestone Bancorp, Inc. (a)	658	11
Live Oak Bancshares, Inc.	4,618	272
Loandepot, Inc. Class A	485	6
LPL Financial Holdings, Inc.	11,211	1,513
Lument Finance Trust, Inc.	2,869	12
Luther Burbank Corp.	1,892	22
Macatawa Bank Corp.	4,525	40
Maiden Holdings Ltd. (a) (b)	9,365	32
Main Street Capital Corp. (b)	10,750	442
Manning & Napier, Inc. (a)	2,195	17
Markel Corp. (a)	1,951	2,314
Marlin Business Services Corp.	1,589	36
MBIA, Inc. (a)	6,765	74
Medallion Financial Corp. (a)	3,352	30
Medley Management, Inc. Class A (a) (b)	443	3
Mercantile Bank Corp.	2,215	67
Merchants Bancorp	2,766	109
Mercury General Corp.	4,187	272
Meridian Bancorp, Inc.	5,951	122
Meta Financial Group, Inc.	4,326	219
Metropolitan Bank Holding Corp. (a)	1,236	74

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
MFA Financial, Inc.	53,541	$246
MGIC Investment Corp.	49,189	668
Midland States Bancorp, Inc.	3,065	81
Midwest Holding, Inc. (a)	494	19
MidWestOne Financial Group, Inc.	2,240	64
Moelis & Co. Class A	4,278	243
Monroe Capital Corp.	3,356	36
Morningstar, Inc.	3,789	974
MVB Financial Corp.	1,629	69
National Bank Holdings Corp. Class A	3,493	132
National Bankshares, Inc. (b)	899	31
National Western Life Group, Inc. Class A	297	67
Navient Corp.	25,175	487
NBT Bancorp, Inc.	5,884	212
Nelnet, Inc. Class A	2,913	219
New Mountain Finance Corp.	13,884	183
New Residential Investment Corp.	69,119	732
New York Community Bancorp, Inc.	65,953	726
New York Mortgage Trust, Inc.	49,603	222
Newtek Business Services Corp.	3,369	118
Nexpoint Real Estate Finance, Inc.	724	15
NI Holdings, Inc. (a)	1,210	23
Nicholas Financial, Inc. (a)	1,747	20
NMI Holdings, Inc. Class A (a)	11,465	258
Northfield Bancorp, Inc.	5,658	93
Northrim Bancorp, Inc.	880	38
Northwest Bancshares, Inc. (c)	17,244	235
Norwood Financial Corp.	1,295	34
Oaktree Specialty Lending Corp.	24,725	165
Oceanfirst Financial Corp.	8,541	178
Ocwen Financial Corp. (a)	1,180	37
OFG Bancorp	6,021	133
OFS Capital Corp.	1,648	16
Old National Bancorp	22,458	395
Old Point Financial Corp.	701	17
Old Republic International Corp.	38,416	957
Old Second Bancorp, Inc.	3,749	46
OneMain Holdings, Inc.	19,706	1,180
OP Bancorp (b)	1,967	20
Oportun Financial Corp. (a)	2,645	53
Oppenheimer Holdings, Inc. Class A	1,368	70
Orchid Island Capital, Inc. (b)	13,810	72
Origin Bancorp, Inc.	2,923	124
Oscar Health, Inc. Class A (a)	5,882	126
Ottawa Bancorp, Inc.	452	7
Owl Rock Capital Corp. (b)	59,824	854
Oxford Square Capital Corp.	7,814	38
Pacific Mercantile Bancorp (a)	2,638	23
Pacific Premier Bancorp, Inc.	11,931	505
PacWest Bancorp	16,949	698

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Palomar Holdings, Inc. (a)	3,548	$268
Park National Corp.	2,240	263
Parke Bancorp, Inc.	1,873	37
Patriot National Bancorp, Inc. (a)	335	3
PCSB Financial Corp.	1,886	34
PDL Community Bancorp (a)	1,010	14
Peapack-Gladstone Financial Corp.	2,609	81
PennantPark Floating Rate Capital Ltd.	6,109	78
Pennantpark Investment Corp.	10,564	71
Penns Woods Bancorp, Inc.	1,045	25
Pennymac Financial Services	6,204	383
Pennymac Mortgage Investment Trust	12,808	270
Peoples Bancorp of North Carolina, Inc. (b)	793	20
Peoples Bancorp, Inc.	2,879	85
Phenixfin Corp. (a)	289	12
Pinnacle Financial Partners, Inc.	10,191	900
Pioneer Bancorp, Inc. (a)	1,637	20
Piper Sandler Cos.	2,503	324
Plumas Bancorp	745	24
Popular, Inc.	11,937	896
Portman Ridge Finance Corp.	13,542	32
PRA Group, Inc. (a)	5,268	203
Preferred Bank	1,596	101
Premier Financial Bancorp, Inc.	1,878	32
Premier Financial Corp.	5,407	154
Primerica, Inc.	5,095	780
Primis Financial Corp.	3,053	47
ProAssurance Corp.	6,886	157
PROG Holdings, Inc. (a)	8,490	409
Prosight Global, Inc. (a)	4,208	54
Prospect Capital Corp. (b)	44,603	374
Prosperity Bancshares, Inc.	13,473	968
Provident Bancorp, Inc.	2,224	36
Provident Financial Holdings, Inc.	888	15
Provident Financial Services, Inc.	10,565	242
Pzena Investment Management, Inc. Class A	2,629	29
QCR Holdings, Inc.	2,322	112
Radian Group, Inc.	25,624	569
Randolph Bancorp, Inc. (a)	677	14
RBB Bancorp	2,158	52
Ready Capital Corp.	9,539	151
Red River Bancshares, Inc.	828	42
Redwood Trust, Inc.	14,780	178
Regional Management Corp.	1,440	67
Reinsurance Group of America, Inc.	9,105	1,038
RenaissanceRe Holdings Ltd.	7,010	1,043
Renasant Corp.	7,631	305
Republic Bancorp, Inc. Class A	1,801	83
Republic First Bancorp, Inc. (a)	6,772	27
Rhinebeck Bancorp, Inc. (a)	666	7

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Richmond Mutual Bancorporation, Inc.	1,745	$26
Riverview Bancorp, Inc.	2,852	20
RLI Corp.	5,983	626
Rocket Cos., Inc. Class A (b)	15,641	303
Root, Inc. Class A (a) (b)	4,384	47
S&T Bancorp, Inc.	5,333	167
Sachem Capital Corp.	3,445	18
Safeguard Scientifics, Inc. (a)	2,674	21
Safety Insurance Group, Inc. (c)	1,652	129
Salisbury Bancorp, Inc.	448	23
Sandy Spring Bancorp, Inc.	6,405	283
Santander Consumer USA Holdings, Inc.	9,644	350
Saratoga Investment Corp.	1,464	39
SB Financial Group, Inc.	998	18
Sculptor Capital Management, Inc.	7,005	172
Seacoast Banking Corp. of Florida	6,099	208
Security National Financial Corp. Class A (a)	1,797	16
SEI Investments Co.	17,777	1,102
Selective Insurance Group, Inc.	8,417	683
Selectquote, Inc. (a)	19,824	382
ServisFirst Bancshares, Inc.	7,423	505
Severn Bancorp, Inc.	1,641	20
Shore Bancshares, Inc.	1,574	26
Siebert Financial Corp. (a)	2,168	10
Sierra Bancorp	2,258	57
Signature Bank	6,991	1,718
Silvercrest Asset Management Group, Inc. Class A	1,354	20
Silvergate Capital Corp. Class A (a)	1,597	181
Simmons First National Corp. Class A	14,682	431
Sixth Street Specialty Lending, Inc.	10,756	239
SLM Corp.	46,805	980
Solar Capital Ltd.	5,593	104
Solar Senior Capital Ltd.	2,301	35
South Plains Financial, Inc.	1,762	41
South State Corp.	9,855	806
Southern First Bancshares, Inc. (a)	976	50
Southern Missouri Bancorp, Inc.	1,112	50
Southside Bancshares, Inc. (c)	4,416	169
Spirit of Texas Bancshares, Inc.	2,242	51
Starwood Property Trust, Inc.	42,507	1,112
State Auto Financial Corp.	2,221	38
Stellus Capital Investment Corp.	3,070	39
StepStone Group, Inc. Class A	2,689	93
Sterling Bancorp (a)	3,321	15
Sterling Bancorp	27,920	692
Stewart Information Services Corp.	3,633	206
Stifel Financial Corp.	13,744	891
Stock Yards Bancorp, Inc.	3,331	170
StoneX Group, Inc. (a)	2,217	135
Summit Financial Group, Inc.	1,882	41

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Suro Capital Corp.	3,793	$51
Synovus Financial Corp.	21,542	945
TCG BDC, Inc.	8,611	114
Territorial Bancorp, Inc.	1,275	33
Texas Capital Bancshares, Inc. (a)	6,535	415
TFS Financial Corp.	8,401	171
The Bancorp, Inc. (a)	7,849	181
The Bank of Princeton	972	28
The Blackstone Group, Inc. Class A	102,426	9,949
The Carlyle Group, Inc.	31,288	1,454
The First of Long Island Corp.	3,448	73
The Hanover Insurance Group, Inc.	5,204	706
Timberland Bancorp, Inc.	1,146	32
Tompkins Financial Corp. (b)	1,902	148
Towne Bank	10,070	306
TPG RE Finance Trust, Inc.	6,785	91
Tradeweb Markets, Inc. Class A	6,586	557
Trean Insurance Group, Inc. (a)	2,176	33
Tremont Mortgage Trust	1,308	8
TriCo Bancshares	3,979	169
Trinity Capital, Inc.	4,007	58
TriplePoint Venture Growth BDC Corp.	4,871	74
Tristate Capital Holdings, Inc. (a)	3,970	81
Triumph Bancorp, Inc. (a)	3,371	250
Trupanion, Inc. (a)	4,986	574
TrustCo Bank Corp.	2,613	90
Trustmark Corp.	7,992	246
Two Harbors Investment Corp. (b)	39,249	297
U.S. Global Investors, Inc. Class A	1,707	11
UMB Financial Corp.	5,328	496
Umpqua Holdings Corp.	31,983	590
Union Bankshares, Inc.	571	21
United Bancorp, Inc.	874	13
United Bankshares, Inc.	18,392	671
United Community Banks, Inc.	11,759	376
United Fire Group, Inc.	2,968	82
United Insurance Holdings Corp.	3,469	20
United Security Bancshares	2,090	17
Unity Bancorp, Inc.	1,247	27
Universal Insurance Holdings, Inc.	4,230	59
Univest Financial Corp.	4,259	112
Upstart Holdings, Inc. (a)	9,452	1,180
Valley National Bancorp	55,642	747
Value Line, Inc.	150	5
Velocity Financial, Inc. (a)	2,138	27
Vericity, Inc. (a)	562	5
Veritex Holdings, Inc.	6,235	221
Victory Capital Holdings, Inc. Class A (d)	1,923	62
Village Bank and Trust Financial Corp. (a)	110	5
Virtu Financial, Inc. Class A	4,485	124

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Virtus Investment Partners, Inc.	940	$261
Voya Financial, Inc.	17,956	1,104
Walker & Dunlop, Inc.	4,308	449
Washington Federal, Inc.	10,039	319
Washington Trust Bancorp, Inc.	2,509	129
Webster Financial Corp.	11,255	600
WesBanco, Inc.	9,864	351
West Bancorp, Inc.	2,269	63
Westamerica Bancorp	3,090	179
Western Alliance Bancorp	14,511	1,348
Western Asset Mortgage Capital Corp. (b)	8,720	28
Western New England Bancorp, Inc.	3,231	26
Westwood Holdings Group, Inc.	1,202	26
White Mountains Insurance Group Ltd.	460	528
WhiteHorse Finance, Inc.	2,466	37
William Penn Bancorp	1,816	22
Wintrust Financial Corp.	7,459	564
WisdomTree Investments, Inc.	15,321	95
World Acceptance Corp. (a) (b)	971	156
WSFS Financial Corp.	5,916	276
		149,607
Health Care (16.4%):
10X Genomics, Inc. Class A (a)	1,731	339
1Life Healthcare, Inc. (a)	15,161	501
4D Molecular Therapeutics, Inc. (a)	3,330	80
89bio, Inc. (a)	2,529	47
9 Meters Biopharma, Inc. (a)	38,423	42
Abeona Therapeutics, Inc. (a)	13,576	21
Acadia Healthcare Co., Inc. (a)	11,313	710
ACADIA Pharmaceuticals, Inc. (a)	21,202	517
Accelerate Diagnostics, Inc. (a) (b)	5,772	47
Acceleron Pharma, Inc. (a)	7,078	888
Accolade, Inc. (a)	8,950	486
Accuray, Inc. (a)	13,520	61
AcelRx Pharmaceuticals, Inc. (a)	17,642	24
Acer Therapeutics, Inc. (a)	1,534	4
Achieve Life Sciences, Inc. (a)	1,408	13
Aclaris Therapeutics, Inc. (a)	7,454	131
Acorda Therapeutics, Inc. (a)	1,182	6
Acutus Medical, Inc. (a)	2,438	41
Adamis Pharmaceuticals Corp. (a)	22,757	25
Adaptive Biotechnologies Corp. (a)	14,372	587
Addus HomeCare Corp. (a)	2,030	177
Adial Pharmaceuticals, Inc. (a) (b)	2,621	7
Adicet Bio, Inc. (a) (b)	4,763	49
Aditx Therapeutics, Inc. (a)	1,742	5
Advaxis, Inc. (a)	21,087	10
Adverum Biotechnologies, Inc. (a)	12,500	44
Aeglea BioTherapeutics, Inc. (a)	6,412	45
Aerie Pharmaceuticals, Inc. (a)	6,872	110

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Agenus, Inc. (a)	29,093	$160
AgeX Therapeutics, Inc. (a)	3,408	5
Agile Therapeutics, Inc. (a) (b)	10,710	14
Agilon Health, Inc. (a)	7,391	300
Agios Pharmaceuticals, Inc. (a)	7,762	428
Aileron Therapeutics, Inc. (a)	10,391	13
AIM ImmunoTech, Inc. (a)	7,538	16
Akebia Therapeutics, Inc. (a)	23,464	89
Akero Therapeutics, Inc. (a) (b)	2,689	67
Akouos, Inc. (a)	3,095	39
Akoya Biosciences, Inc. (a)	1,053	20
Albireo Pharma, Inc. (a)	2,481	87
Aldeyra Therapeutics, Inc. (a)	7,719	87
Alector, Inc. (a)	8,925	186
Alignment Healthcare, Inc. (a) (b)	4,427	103
Aligos Therapeutics, Inc. (a)	1,564	32
Alimera Sciences, Inc. (a)	687	6
Alkermes PLC (a)	21,491	527
Allakos, Inc. (a) (b)	3,883	331
Allena Pharmaceuticals, Inc. (a)	8,091	11
Allied Healthcare Products, Inc. (a)	513	2
Allogene Therapeutics, Inc. (a)	11,598	302
Allovir, Inc. (a)	4,720	93
Allscripts Healthcare Solutions, Inc. (a)	17,573	325
Alnylam Pharmaceuticals, Inc. (a)	14,262	2,418
Alphatec Holdings, Inc. (a)	12,287	188
Alpine Immune Sciences, Inc. (a)	2,186	20
Altimmune, Inc. (a)	5,204	51
ALX Oncology Holdings, Inc. (a)	2,917	160
Amedisys, Inc. (a)	4,671	1,145
American Shared Hospital Services (a)	576	2
American Well Corp. Class A (a) (b)	6,457	81
Amicus Therapeutics, Inc. (a)	35,217	339
AMN Healthcare Services, Inc. (a)	6,330	614
Amneal Pharmaceuticals, Inc. (a)	44,086	226
Amphastar Pharmaceuticals, Inc. (a)	5,405	109
Ampio Pharmaceuticals, Inc. (a) (b)	28,986	48
AnaptysBio, Inc. (a)	4,054	105
Anebulo Pharmaceuticals, Inc. (a)	477	3
AngioDynamics, Inc. (a)	5,048	137
Angion Biomedica Corp. (a)	3,459	45
ANI Pharmaceuticals, Inc. (a)	1,405	49
Anika Therapeutics, Inc. (a)	1,588	69
Anixa Biosciences, Inc. (a)	4,656	18
Annexon, Inc. (a)	3,376	76
Annovis Bio, Inc. (a)	877	75
Antares Pharma, Inc. (a)	23,407	102
Apellis Pharmaceuticals, Inc. (a)	10,021	633
Apollo Endosurgery, Inc. (a)	3,409	28
Apollo Medical Holdings, Inc. (a)	5,807	365
See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Applied Genetic Technologies Corp. (a)	6,333	$25
Applied Molecular Transport, Inc. (a) (b)	1,689	77
Applied Therapeutics, Inc. (a)	2,425	50
Aprea Therapeutics, Inc. (a)	2,471	12
Apria, Inc. (a)	1,834	51
Aptevo Therapeutics, Inc. (a)	653	15
Aptinyx, Inc. (a)	7,520	21
Apyx Medical Corp. (a)	4,543	47
AquaBounty Technologies, Inc. (a)	7,163	38
Aquestive Therapeutics, Inc. (a)	5,478	22
Aravive, Inc. (a) (b)	2,153	13
ARCA biopharma, Inc. (a)	2,248	8
Arcus Biosciences, Inc. (a)	7,496	206
Arcutis Biotherapeutics, Inc. (a)	4,826	132
Ardelyx, Inc. (a)	12,599	96
Arena Pharmaceuticals, Inc. (a)	8,890	606
Aridis Pharmaceuticals, Inc. (a)	1,186	9
Arrowhead Pharmaceuticals, Inc. (a)	14,597	1,209
Arvinas, Inc. (a)	6,253	481
Asensus Surgical, Inc. (a) (b)	35,275	112
Aspira Women's Health, Inc. (a) (b)	9,702	55
Assembly Biosciences, Inc. (a)	5,506	21
Assertio Holdings, Inc. (a)	6,367	10
Atara Biotherapeutics, Inc. (a)	12,321	192
Atea Pharmaceuticals, Inc. (a)	8,475	182
Athenex, Inc. (a)	9,284	43
Athira Pharma, Inc. (a) (b)	4,282	44
Atossa Therapeutics, Inc. (a)	18,468	117
Atreca, Inc. Class A (a) (b)	1,861	16
AtriCure, Inc. (a)	6,687	530
Atrion Corp.	159	99
aTyr Pharma, Inc. (a)	2,076	10
Avanos Medical, Inc. (a)	5,454	198
Avantor, Inc. (a)	80,723	2,866
Aveanna Healthcare Holdings, Inc. (a)	6,095	75
Avenue Therapeutics, Inc. (a)	1,162	3
AVEO Pharmaceuticals, Inc. (a)	4,765	31
Avid Bioservices, Inc. (a)	7,956	204
Avidity Biosciences, Inc. (a)	4,683	116
Avinger, Inc. (a)	14,575	18
Avrobio, Inc. (a)	4,936	44
Axcella Health, Inc. (a)	1,962	8
Axogen, Inc. (a)	5,686	123
Axonics, Inc. (a)	6,654	422
Axsome Therapeutics, Inc. (a)	4,441	300
Ayala Pharmaceuticals, Inc. (a)	647	7
Aytu BioScience, Inc. (a)	3,729	19
Aziyo Biologics, Inc. Class A (a)	468	4
AzurRx BioPharma, Inc. (a)	12,134	10
Baudax Bio, Inc. (a)	13,147	10

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Beam Therapeutics, Inc. (a) (b)	6,114	$787
Bellerophon Therapeutics, Inc. (a)	1,409	7
Bellicum Pharmaceuticals, Inc. (a)	1,284	4
Berkeley Lights, Inc. (a)	6,414	287
BioAtla, Inc. (a)	1,645	70
Biocept, Inc. (a)	2,112	9
BioCryst Pharmaceuticals, Inc. (a)	25,761	407
BioDelivery Sciences International, Inc. (a)	14,443	52
Biodesix, Inc. (a)	1,397	18
Biolase, Inc. (a)	22,988	16
BioLife Solutions, Inc. (a)	5,728	255
BioMarin Pharmaceutical, Inc. (a)	20,733	1,730
Biomea Fusion, Inc. (a)	1,406	22
Biomerica, Inc. (a) (b)	1,551	6
BioNano Genomics, Inc. (a) (b)	43,061	316
Bio-Techne Corp.	5,639	2,539
Bioventus, Inc. Class A (a)	1,254	22
Bioxcel Therapeutics, Inc. (a)	2,583	75
Black Diamond Therapeutics, Inc. (a) (b)	3,761	46
bluebird bio, Inc. (a)	10,097	323
Blueprint Medicines Corp. (a)	7,447	655
Bolt Biotherapeutics, Inc. (a)	2,634	41
Brickell Biotech, Inc. (a)	10,375	10
Bridgebio Pharma, Inc. (a)	11,292	688
Brookdale Senior Living, Inc. (a)	27,135	214
Bruker Corp.	8,835	671
C4 Therapeutics, Inc. (a) (b)	5,922	224
Cabaletta Bio, Inc. (a)	1,650	14
Caladrius Biosciences, Inc. (a)	8,907	14
Calithera Biosciences, Inc. (a)	9,102	19
Calyxt, Inc. (a)	1,642	7
Capital Senior Living Corp. (a)	269	13
Capricor Therapeutics, Inc. (a)	3,461	18
Cara Therapeutics, Inc. (a)	6,310	90
Cardiff Oncology, Inc. (a)	5,622	37
Cardiovascular Systems, Inc. (a)	3,861	165
CareCloud, Inc. (a)	1,544	13
CareDx, Inc. (a)	6,562	601
CASI Pharmaceuticals, Inc. (a)	15,641	24
Cassava Sciences, Inc. (a) (b)	5,927	506
Castle Biosciences, Inc. (a)	3,356	246
Castlight Health, Inc. Class B (a)	6,470	17
Catabasis Pharmaceuticals, Inc. (a) (b)	10,792	23
Catalyst Biosciences, Inc. (a)	4,743	21
Catalyst Pharmaceuticals, Inc. (a)	15,148	87
Celcuity, Inc. (a)	1,558	37
Celldex Therapeutics, Inc. (a)	5,618	188
Cellectar Biosciences, Inc. (a)	7,561	9
CEL-SCI Corp. (a) (b)	6,060	53
Celsion Corp. (a)	13,503	17

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Cerecor, Inc. (a)	14,593	$48
Certara, Inc. (a)	12,294	348
Cerus Corp. (a)	19,690	116
Champions Oncology, Inc. (a)	718	7
Change Healthcare, Inc. (a)	45,938	1,058
Checkmate Pharmaceuticals, Inc. (a) (b)	989	6
Checkpoint Therapeutics, Inc. (a)	6,114	18
Chembio Diagnostics, Inc. (a)	2,808	8
Chemed Corp.	2,313	1,098
Chemocentryx, Inc. (a)	6,705	90
Chiasma, Inc. (a)	3,378	16
Chimerix, Inc. (a)	11,955	96
Chinook Therapeutics, Inc. (a)	4,148	59
Cidara Therapeutics, Inc. (a)	6,316	13
Clearside Biomedical, Inc. (a)	7,259	35
Cleveland BioLabs, Inc. (a)	1,219	7
Clever Leaves Holdings, Inc. (a)	2,986	30
Clovis Oncology, Inc. (a) (b)	15,324	89
CNS Pharmaceuticals, Inc. (a)	2,602	5
Cocrystal Pharma, Inc. (a)	14,130	18
Codexis, Inc. (a)	7,419	168
Co-Diagnostics, Inc. (a) (b)	3,976	33
Codiak Biosciences, Inc. (a)	1,946	36
Cogent Biosciences, Inc. (a)	5,569	45
Cohbar, Inc. (a)	8,082	11
Coherus Biosciences, Inc. (a)	8,475	117
Collegium Pharmaceutical, Inc. (a)	3,944	93
Community Health Systems, Inc. (a)	18,115	280
Computer Programs and Systems, Inc.	1,996	66
Concert Pharmaceuticals, Inc. (a)	4,411	19
Conformis, Inc. (a)	28,179	32
CONMED Corp.	3,622	498
Constellation Pharmaceuticals, Inc. (a)	5,971	202
Corcept Therapeutics, Inc. (a)	15,989	352
Cortexyme, Inc. (a) (b)	1,679	89
CorVel Corp. (a)	1,069	144
Corvus Pharmaceuticals, Inc. (a)	5,494	15
Covetrus, Inc. (a)	12,484	337
Crinetics Pharmaceuticals, Inc. (a)	3,555	67
Cross Country Healthcare, Inc. (a)	3,977	66
CryoLife, Inc. (a)	4,868	138
CryoPort, Inc. (a)	6,335	400
CTI BioPharma Corp. (a)	13,523	34
Cue BioPharma, Inc. (a)	4,653	54
Cullinan Oncology, Inc. (a)	3,566	92
Cumberland Pharmaceuticals, Inc. (a)	1,471	4
Curis, Inc. (a) (b)	13,559	109
Cutera, Inc. (a)	2,189	107
Cyclacel Pharmaceuticals, Inc. (a)	1,383	8
Cyclerion Therapeutics, Inc. (a)	2,959	12

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Cytokinetics, Inc. (a)	9,044	$179
CytomX Therapeutics, Inc. (a) (c)	9,527	60
CytoSorbents Corp. (a)	6,007	45
CytRx Corp. (a)	5,002	5
Dare Bioscience, Inc. (a)	7,310	14
Day One Biopharmaceuticals, Inc. (a)	1,619	37
Decibel Therapeutics, Inc. (a)	1,766	15
Deciphera Pharmaceuticals, Inc. (a)	6,029	221
Delcath Systems, Inc. (a)	1,100	14
Denali Therapeutics, Inc. (a)	12,222	959
Design Therapeutics, Inc. (a) (b)	1,929	38
Dicerna Pharmaceuticals, Inc. (a)	10,543	393
Diversicare Healthcare Services, Inc. (a)	691	2
Durect Corp. (a)	29,384	48
Dynavax Technologies Corp. (a)	14,265	141
Dyne Therapeutics, Inc. (a)	4,600	97
Eagle Pharmaceuticals, Inc. (a)	1,550	66
Eargo, Inc. (a)	3,357	134
Edgewise Therapeutics, Inc. (a)	1,786	38
Editas Medicine, Inc. (a) (b)	8,551	484
Eiger Biopharmaceuticals, Inc. (a)	4,708	40
Ekso Bionics Holdings, Inc. (a)	1,755	10
Elanco Animal Health, Inc. (a)	58,880	2,042
Electrocore, Inc. (a)	5,814	7
Electromed, Inc. (a)	1,171	13
Eledon Pharmaceuticals, Inc. (a)	1,827	14
Eloxx Pharmaceuticals, Inc. (a) (b)	12,359	25
Emergent BioSolutions, Inc. (a)	7,684	484
Enanta Pharmaceuticals, Inc. (a)	2,483	109
Encompass Health Corp.	14,431	1,126
Endo International PLC (a)	31,249	146
ENDRA Life Sciences, Inc. (a)	6,173	13
Entasis Therapeutics Holdings, Inc. (a)	1,999	5
Envista Holdings Corp. (a)	17,734	766
Enzo Biochem, Inc. (a)	6,156	20
Enzon Pharmaceuticals, Inc. (a)	10,408	7
Epizyme, Inc. (a)	11,088	92
Equillium, Inc. (a)	2,334	14
Esperion Therapeutics, Inc. (a) (b)	3,421	72
Establishment Labs Holdings, Inc. (a)	2,315	202
Eton Pharmaceuticals, Inc. (a)	3,553	22
Evelo Biosciences, Inc. (a) (b)	3,028	42
Evofem Biosciences, Inc. (a) (b)	20,471	23
Evoke Pharma, Inc. (a)	4,846	7
Evolent Health, Inc. Class A (a)	10,411	220
Evolus, Inc. (a)	5,629	71
Exact Sciences Corp. (a)	22,707	2,823
Exagen, Inc. (a)	1,548	23
Exelixis, Inc. (a)	41,481	756
EyeGate Pharmaceuticals, Inc. (a)	839	3

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Eyenovia, Inc. (a)	2,852	$14
Fate Therapeutics, Inc. (a)	11,558	1,003
Fennec Pharmaceuticals, Inc. (a)	3,074	22
Fibrogen, Inc. (a)	10,017	267
Figs, Inc. Class A (a)	4,038	202
Finch Therapeutics Group, Inc. (a) (b)	1,196	17
Five Star Senior Living, Inc. (a) (b)	1,698	10
Flexion Therapeutics, Inc. (a)	6,768	56
Fluidigm Corp. (a) (b)	10,159	63
Foghorn Therapeutics, Inc. (a)	1,800	19
FONAR Corp. (a)	994	18
Forma Therapeutics Holdings, Inc. (a)	5,823	145
Forte Biosciences, Inc. (a)	1,661	56
Fortress Biotech, Inc. (a)	11,962	43
Frequency Therapeutics, Inc. (a)	4,692	47
F-Star Therapeutics, Inc. (a)	538	5
Fulcrum Therapeutics, Inc. (a)	3,193	33
Fulgent Genetics, Inc. (a) (b)	2,926	270
G1 Therapeutics, Inc. (a) (b)	5,238	115
Gain Therapeutics, Inc. (a)	599	6
Galectin Therapeutics, Inc. (a) (b)	6,958	22
Galera Therapeutics, Inc. (a)	1,473	14
GBS, Inc. (a)	157	1
Generation Bio Co. (a)	4,998	134
Genocea Biosciences, Inc. (a)	6,176	14
Genprex, Inc. (a)	7,016	24
Geron Corp. (a)	46,182	65
Glaukos Corp. (a)	3,939	334
Global Blood Therapeutics, Inc. (a)	7,457	261
Globus Medical, Inc. (a)	9,647	748
GlycoMimetics, Inc. (a)	6,660	15
GoodRx Holdings, Inc. Class A (a) (b)	5,573	201
Gossamer Bio, Inc. (a)	9,928	81
Graybug Vision, Inc. (a) (b)	1,228	7
Great Elm Group, Inc. (a)	3,521	8
Greenwich Lifesciences, Inc. (a)	854	38
Gritstone bio, Inc. (a) (b)	6,667	61
Guardant Health, Inc. (a)	14,022	1,742
Haemonetics Corp. (a)	6,424	428
Halozyme Therapeutics, Inc. (a)	18,398	835
Hancock Jaffe Laboratories, Inc. (a)	1,275	9
Hanger, Inc. (a)	4,434	112
Harmony Biosciences Holdings, Inc. (a)	2,421	68
Harpoon Therapeutics, Inc. (a)	2,870	40
Harrow Health, Inc. (a)	3,770	35
Harvard Bioscience, Inc. (a)	5,478	46
Health Catalyst, Inc. (a)	5,823	323
HealthEquity, Inc. (a)	11,825	952
HealthStream, Inc. (a)	3,431	96
Heat Biologics, Inc. (a)	3,860	26

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Helius Medical Technologies, Inc. (a)	340	$6
Heron Therapeutics, Inc. (a)	15,083	234
Heska Corp. (a)	1,413	325
Hill-Rom Holdings, Inc.	9,531	1,082
Histogen, Inc. (a)	5,655	6
Homology Medicines, Inc. (a)	6,117	44
Hookipa Pharma, Inc. (a)	1,504	14
Horizon Therapeutics PLC (a)	31,522	2,952
Hoth Therapeutics, Inc. (a)	2,972	5
HTG Molecular Diagnostics, Inc. (a)	628	4
iCAD, Inc. (a)	3,541	61
ICU Medical, Inc. (a)	2,508	516
Ideaya Biosciences, Inc. (a)	4,460	94
Idera Pharmaceuticals, Inc. (a)	6,623	8
IGM Biosciences, Inc. (a)	1,111	92
Ikena Oncology, Inc. (a) (b)	1,300	18
Imac Holdings, Inc. (a)	3,336	7
IMARA, Inc. (a)	918	7
ImmuCell Corp. (a)	963	9
Immunic, Inc. (a) (b)	2,605	32
ImmunityBio, Inc. (a)	10,889	155
ImmunoGen, Inc. (a)	27,725	183
Immunome, Inc. (a)	1,464	25
Immunovant, Inc. (a)	6,485	69
Impel Neuropharma, Inc. (a) (b)	796	7
Inari Medical, Inc. (a)	5,167	482
Infinity Pharmaceuticals, Inc. (a)	13,271	40
Infusystem Holdings, Inc. (a)	2,936	61
Inhibikase Therapeutics, Inc. (a)	2,852	8
Inhibrx, Inc. (a)	2,741	75
Inmune Bio, Inc. (a)	1,789	31
Innovage Holding Corp. (a)	2,776	59
Innoviva, Inc. (a)	14,382	193
Inogen, Inc. (a)	2,118	138
Inotiv, Inc. (a)	1,946	52
Inovalon Holdings, Inc. Class A (a)	6,879	234
Inovio Pharmaceuticals, Inc. (a) (b)	30,526	283
Inozyme Pharma, Inc. (a)	741	13
Insmed, Inc. (a)	15,023	428
Inspire Medical Systems, Inc. (a)	3,603	696
Instil Bio, Inc. (a) (b)	2,638	51
Insulet Corp. (a)	6,997	1,920
Integer Holdings Corp. (a)	4,417	416
Integra LifeSciences Holdings Corp. (a)	8,660	591
Intellia Therapeutics, Inc. (a)	7,948	1,287
Intercept Pharmaceuticals, Inc. (a)	3,502	70
Interpace Biosciences, Inc. (a)	493	5
Intersect ENT, Inc. (a)	3,499	60
IntriCon Corp. (a)	1,330	30
Invacare Corp. (a)	4,076	33

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Invitae Corp. (a) (b)	28,026	$945
Ionis Pharmaceuticals, Inc. (a)	14,216	567
iRadimed Corp. (a)	1,029	30
iRhythm Technologies, Inc. (a)	3,094	205
IRIDEX Corp. (a)	2,044	14
Ironwood Pharmaceuticals, Inc. (a)	20,418	263
IsoRay, Inc. (a)	22,292	18
iTeos Therapeutics, Inc. (a)	2,656	68
IVERIC bio, Inc. (a)	11,520	73
Jaguar Health, Inc. (a)	15,146	24
Jounce Therapeutics, Inc. (a)	5,164	35
Kala Pharmaceuticals, Inc. (a)	8,759	46
Kaleido Biosciences, Inc. (a)	2,612	19
KalVista Pharmaceuticals, Inc. (a)	3,117	75
Karuna Therapeutics, Inc. (a)	2,506	286
Keros Therapeutics, Inc. (a)	1,908	81
Kewaunee Scientific Corp. (a)	356	5
Kezar Life Sciences, Inc. (a)	4,925	27
Kindred Biosciences, Inc. (a)	6,777	62
Kiniksa Pharmaceuticals Ltd. Class A (a)	1,399	19
Kinnate Biopharma, Inc. (a)	4,318	101
Kiromic BioPharma, Inc. (a)	474	2
Kodiak Sciences, Inc. (a)	6,381	593
Krystal Biotech, Inc. (a)	2,274	155
Kura Oncology, Inc. (a)	8,354	174
Kymera Therapeutics, Inc. (a)	5,179	251
Landos BioPharma, Inc. (a)	1,453	17
Lannett Co., Inc. (a)	4,245	20
Lantern Pharma, Inc. (a)	916	13
Lantheus Holdings, Inc. (a)	9,039	250
Larimar Therapeutics, Inc. (a)	2,300	23
Leap Therapeutics, Inc. (a)	5,735	9
LeMaitre Vascular, Inc.	2,143	131
LENSAR, Inc. (a) (b)	1,515	13
Lexicon Pharmaceuticals, Inc. (a)	10,693	49
LHC Group, Inc. (a)	4,440	889
Ligand Pharmaceuticals, Inc. (a)	2,335	306
Lineage Cell Therapeutics, Inc. (a) (b)	24,527	70
Liquidia Technologies, Inc. (a)	6,961	20
Lixte Biotechnology Holdings, Inc. (a)	861	3
LogicBio Therapeutics, Inc. (a)	4,155	18
Longboard Pharmaceuticals, Inc. (a)	813	7
Longeveron, Inc. (a)	418	3
Lucira Health, Inc. (a) (b)	4,011	27
Luminex Corp.	6,336	233
Lumos Pharma, Inc. (a) (b)	894	9
Lyra Therapeutics, Inc. (a)	983	8
MacroGenics, Inc. (a)	7,757	208
Madrigal Pharmaceuticals, Inc. (a)	1,646	160
Magellan Health, Inc. (a)	3,585	338

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Magenta Therapeutics, Inc. (a)	6,731	$66
MannKind Corp. (a) (b)	36,512	199
Maravai LifeSciences Holdings, Inc. Class A (a)	9,338	390
Marinus Pharmaceuticals, Inc. (a) (b)	5,022	90
Marker Therapeutics, Inc. (a)	10,203	28
Masimo Corp. (a)	7,279	1,764
Matinas BioPharma Holdings, Inc. (a) (b)	30,258	23
MediciNova, Inc. (a)	6,301	27
MEDNAX, Inc. (a)	11,680	352
Medpace Holdings, Inc. (a)	4,137	731
MEI Pharma, Inc. (a)	14,370	41
MeiraGTx Holdings PLC (a) (b)	5,442	84
Meridian Bioscience, Inc. (a)	5,803	129
Merit Medical Systems, Inc. (a)	7,676	496
Merrimack Pharmaceuticals, Inc. (a)	1,986	13
Mersana Therapeutics, Inc. (a)	9,755	132
Metacrine, Inc. (a)	2,289	9
Microbot Medical, Inc. (a)	1,030	8
Minerva Neurosciences, Inc. (a)	6,395	15
Mirum Pharmaceuticals, Inc. (a)	2,591	45
Misonix, Inc. (a)	1,947	43
Moderna, Inc. (a)	53,146	12,487
ModivCare, Inc. (a)	1,789	304
Molecular Templates, Inc. (a)	3,977	31
Moleculin Biotech, Inc. (a)	4,257	16
Molina Healthcare, Inc. (a)	6,901	1,747
Monopar Therapeutics, Inc. (a)	851	5
Morphic Holding, Inc. (a)	2,624	151
Motus GI Holdings, Inc. (a)	6,412	7
Mustang Bio, Inc. (a)	7,704	26
MyMD Pharmaceuticals, Inc. (a)	5,230	33
Myomo, Inc. (a)	750	8
Myriad Genetics, Inc. (a)	10,320	316
NanoString Technologies, Inc. (a)	4,986	323
NantHealth, Inc. (a)	4,467	10
Natera, Inc. (a)	13,026	1,479
National HealthCare Corp. (c)	2,110	147
National Research Corp.	962	44
Natus Medical, Inc. (a)	4,510	117
Navidea Biopharmaceuticals, Inc. (a)	3,293	6
Nektar Therapeutics (a)	15,225	261
Neogen Corp. (a)	8,389	386
NeoGenomics, Inc. (a)	15,980	722
Neoleukin Therapeutics, Inc. (a)	5,004	46
NeuroBo Pharmaceuticals, Inc. (a) (b)	1,088	4
Neurocrine Biosciences, Inc. (a)	11,471	1,116
NeuroMetrix, Inc. (a)	599	2
Neuronetics, Inc. (a)	3,774	60
NeuroPace, Inc. (a)	995	24
Nevro Corp. (a)	4,055	672

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
NexImmune, Inc. (a)	2,241	$37
NextCure, Inc. (a)	3,045	24
NextGen Healthcare, Inc. (a)	6,337	105
NGM Biopharmaceuticals, Inc. (a)	6,432	127
Nkarta, Inc. (a) (b)	3,103	98
Northwest Biotherapeutics, Inc. (a) (b)	128,816	189
NovaBay Pharmaceuticals, Inc. (a)	5,155	3
Novan, Inc. (a)	2,223	22
Novavax, Inc. (a) (b)	10,157	2,156
Nurix Therapeutics, Inc. (a)	5,310	141
NuVasive, Inc. (a)	7,243	491
Oak Street Health, Inc. (a)	13,658	800
Ocugen, Inc. (a) (b)	29,361	236
Ocular Therapeutix, Inc. (a)	11,180	159
Ocuphire Pharma, Inc. (a)	1,267	7
Odonate Therapeutics, Inc. (a)	3,155	11
Olema Pharmaceuticals, Inc. (a)	2,974	83
Omeros Corp. (a) (b)	9,133	136
Omnicell, Inc. (a)	5,784	876
Oncocyte Corp. (a)	12,598	72
Onconova Therapeutics, Inc. (a)	2,337	16
Oncorus, Inc. (a)	1,574	22
OncoSec Medical, Inc. (a)	1,814	5
Oncotelic Therapeutics, Inc. (a)	45,282	10
Oncternal Therapeutics, Inc. (a)	7,234	34
Ontrak, Inc. (a)	1,257	41
OpGen, Inc. (a)	6,029	14
Opiant Pharmaceuticals, Inc. (a)	641	9
OPKO Health, Inc. (a)	69,695	282
Optinose, Inc. (a)	4,435	14
Option Care Health, Inc. (a)	15,018	328
Oragenics, Inc. (a)	16,399	12
Oramed Pharmaceuticals, Inc. (a)	4,525	61
OraSure Technologies, Inc. (a)	8,277	84
Organogenesis Holdings, Inc. (a)	10,505	175
Orgenesis, Inc. (a)	3,664	19
ORIC Pharmaceuticals, Inc. (a)	4,163	74
Ortho Clinical Diagnostics Holdings PLC (a)	11,845	254
Orthofix Medical, Inc. (a)	2,588	104
Orthopediatrics Corp. (a)	1,703	108
Osmotica Pharmaceuticals PLC (a) (b)	3,557	11
Otonomy, Inc. (a)	8,564	19
Outlook Therapeutics, Inc. (a)	14,498	36
Outset Medical, Inc. (a)	3,187	159
Ovid Therapeutics, Inc. (a) (b)	8,227	32
Owens & Minor, Inc.	10,065	426
Oyster Point Pharma, Inc. (a) (b)	1,678	29
Pacific Biosciences of California, Inc. (a)	23,756	831
Pacira BioSciences, Inc. (a)	5,341	324
Palatin Technologies, Inc. (a)	34,074	21

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Palisade Bio, Inc. (a) (b)	456	$2
Paratek Pharmaceuticals, Inc. (a) (b)	6,507	44
Passage Bio, Inc. (a)	5,698	75
Patterson Cos., Inc. (c)	8,983	273
PAVmed, Inc. (a)	12,554	80
PDL BioPharma, Inc. (f) (g)	17,605	43
PDS Biotechnology Corp. (a)	3,953	50
Penumbra, Inc. (a)	4,024	1,102
Personalis, Inc. (a)	4,012	102
PetIQ, Inc. (a) (b)	1,056	41
Petros Pharmaceuticals, Inc. (a)	972	3
PhaseBio Pharmaceuticals, Inc. (a) (b)	5,666	21
Phathom Pharmaceuticals, Inc. (a)	3,110	105
Phibro Animal Health Corp. Class A	2,042	59
Phreesia, Inc. (a)	6,364	390
Pieris Pharmaceuticals, Inc. (a) (b)	7,680	29
Pliant Therapeutics, Inc. (a)	2,884	84
Plus Therapeutics, Inc. (a)	3,292	8
PLx Pharma, Inc. (a)	2,879	40
PMV Pharmaceuticals, Inc. (a)	4,186	143
PolarityTE, Inc. (a) (b)	11,562	12
Poseida Therapeutics, Inc. (a) (b)	4,799	48
PPD, Inc. (a)	18,815	867
PRA Health Sciences, Inc. (a)	8,168	1,349
Praxis Precision Medicines, Inc. (a)	4,399	80
Precigen, Inc. (a)	15,612	102
Precipio, Inc. (a)	3,542	13
Precision BioSciences, Inc. (a)	7,155	90
Predictive Oncology, Inc. (a)	10,091	13
Prelude Therapeutics, Inc. (a)	3,477	100
Premier, Inc. Class A	19,073	664
Pressure BioSciences, Inc. (a)	821	2
Prestige Consumer Healthcare, Inc. (a)	6,606	344
Privia Health Group, Inc. (a)	3,165	140
Pro-Dex, Inc. (a)	413	13
Progenity, Inc. (a) (b)	5,511	20
Progyny, Inc. (a)	9,345	551
Prometheus Biosciences, Inc. (a)	1,653	41
ProPhase Labs, Inc.	2,005	12
Protagonist Therapeutics, Inc. (a)	5,054	227
Protalix BioTherapeutics, Inc. (a)	5,577	11
Protara Therapeutics, Inc. (a)	1,450	14
Provention Bio, Inc. (a) (b)	8,787	74
Psychemedics Corp. (a)	776	5
PTC Therapeutics, Inc. (a)	8,992	380
Pulmatrix, Inc. (a)	8,331	9
Pulmonx Corp. (a)	5,083	224
Pulse Biosciences, Inc. (a)	2,293	38
Puma Biotechnology, Inc. (a)	5,278	48
Qualigen Therapeutics, Inc. (a)	4,225	8

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Quanterix Corp. (a)	5,038	$296
Quidel Corp. (a)	4,157	533
R1 RCM, Inc. (a)	18,160	404
RA Medical Systems, Inc. (a)	858	4
RadNet, Inc. (a)	6,477	218
Rain Therapeutics, Inc. (a)	1,126	17
RAPT Therapeutics, Inc. (a)	2,212	70
Reata Pharmaceuticals, Inc. Class A (a)	2,915	413
Recro Pharma, Inc. (a)	6,570	15
Recursion Pharmaceuticals, Inc. Class A (a) (b)	3,713	136
RegeneRx Biopharmaceuticals, Inc. (a)	12,415	3
REGENXBIO, Inc. (a)	5,023	195
Regulus Therapeutics, Inc. (a)	10,743	9
Relay Therapeutics, Inc. (a)	9,119	334
Relmada Therapeutics, Inc. (a)	2,355	75
Reneo Pharmaceuticals, Inc. (a)	994	9
Repligen Corp. (a)	7,440	1,485
Replimune Group, Inc. (a)	4,700	181
ReShape Lifesciences, Inc. (a) (b)	999	5
Retractable Technologies, Inc. (a) (b)	2,893	33
Revance Therapeutics, Inc. (a)	9,918	294
REVOLUTION Medicines, Inc. (a)	7,753	246
Rhythm Pharmaceuticals, Inc. (a)	5,616	110
Rigel Pharmaceuticals, Inc. (a)	20,378	88
Rocket Pharmaceuticals, Inc. (a)	9,390	416
Rockwell Medical, Inc. (a)	12,835	12
Royalty Pharma PLC Class A	12,436	510
Rubius Therapeutics, Inc. (a) (b)	3,659	89
Sage Therapeutics, Inc. (a)	6,819	387
Salarius Pharmaceuticals, Inc. (a)	6,702	7
Sana Biotechnology, Inc. (a) (b)	12,124	238
Sangamo Therapeutics, Inc. (a)	17,457	209
Sarepta Therapeutics, Inc. (a)	9,930	772
Satsuma Pharmaceuticals, Inc. (a)	3,775	27
Savara, Inc. (a)	11,102	19
Scholar Rock Holding Corp. (a)	2,114	61
Schrodinger, Inc. (a)	1,777	134
Scopus Biopharma, Inc. (a)	1,486	11
scPharmaceuticals, Inc. (a)	3,362	21
SCYNEXIS, Inc. (a) (b)	2,828	21
Seagen, Inc. (a)	26,022	4,108
Seaspine Holdings Corp. (a)	3,759	77
Second Sight Medical Products, Inc. (a)	4,421	22
Seelos Therapeutics, Inc. (a)	15,413	41
Seer, Inc. (a) (b)	1,449	47
Select Medical Holdings Corp.	12,323	521
Selecta Biosciences, Inc. (a)	12,663	53
Sellas Life Sciences Group, Inc. (a)	2,163	24
Senestech, Inc. (a)	1,920	3
Sensei Biotherapeutics, Inc. (a)	1,831	18

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Senseonics Holdings, Inc. (a) (b)	49,240	$189
Sensus Healthcare, Inc. (a)	1,922	7
Seres Therapeutics, Inc. (a)	6,356	152
Sesen Bio, Inc. (a) (b)	25,667	119
Shattuck Labs, Inc. (a)	3,631	105
Shockwave Medical, Inc. (a)	3,968	753
SI-BONE, Inc. (a)	4,604	145
Sientra, Inc. (a) (b)	8,519	68
Sierra Oncology, Inc. (a)	1,167	23
SIGA Technologies, Inc. (a)	6,712	42
Sigilon Therapeutics, Inc. (a)	2,186	23
Signify Health, Inc. Class A (a)	3,910	119
Silk Road Medical, Inc. (a)	4,672	224
Silverback Therapeutics, Inc. (a) (b)	4,125	127
Simulations Plus, Inc.	2,123	117
Singular Genomics Systems, Inc. (a)	1,639	45
SiNtx Technologies, Inc. (a)	3,811	7
SmileDirectClub, Inc. (a) (b)	9,159	80
Soleno Therapeutics, Inc. (a)	8,542	10
Solid Biosciences, Inc. (a)	12,861	47
Soliton, Inc. (a)	1,852	42
Sonoma Pharmaceuticals, Inc. (a)	310	2
Sotera Health Co. (a)	16,937	410
Spectrum Pharmaceuticals, Inc. (a)	21,633	81
Spero Therapeutics, Inc. (a)	4,160	58
SpringWorks Therapeutics, Inc. (a)	4,715	389
Spruce Biosciences, Inc. (a)	1,507	17
SQZ Biotechnologies Co. (a)	2,284	33
STAAR Surgical Co. (a)	5,911	901
Star Equity Holdings, Inc. (a)	774	2
Stereotaxis, Inc. (a)	10,744	104
Stoke Therapeutics, Inc. (a)	2,660	90
Strata Skin Sciences, Inc. (a)	3,408	5
Streamline Health Solutions, Inc. (a)	6,334	11
Strongbridge BioPharma PLC (a)	8,436	25
SunLink Health Systems, Inc. (a)	817	3
Supernus Pharmaceuticals, Inc. (a)	7,101	219
Surface Oncology, Inc. (a)	4,584	34
Surgalign Holdings, Inc. (a)	18,673	26
Surgery Partners, Inc. (a)	4,246	283
Surmodics, Inc. (a)	1,835	100
Sutro Biopharma, Inc. (a)	6,030	112
Syndax Pharmaceuticals, Inc. (a)	6,766	116
Syneos Health, Inc. (a)	14,297	1,279
Synlogic, Inc. (a)	6,188	24
Synthetic Biologics, Inc. (a)	20,598	12
Syros Pharmaceuticals, Inc. (a)	5,555	30
T2 Biosystems, Inc. (a)	22,706	27
Tabula Rasa Healthcare, Inc. (a) (b)	3,170	159
Tactile Systems Technology, Inc. (a)	1,919	100

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Talaris Therapeutics, Inc. (a)	1,364	$20
Talis Biomedical Corp. (a)	1,252	14
Tandem Diabetes Care, Inc. (a)	8,488	827
Tarsus Pharmaceuticals, Inc. (a)	1,325	38
Taysha Gene Therapies, Inc. (a) (b)	2,449	52
TCR2 Therapeutics, Inc. (a)	3,908	64
Tela Bio, Inc. (a)	1,615	26
Teladoc Health, Inc. (a)	20,696	3,443
Teligent, Inc. (a)	14,333	8
Tempest Therapeutics, Inc. (a)	170	2
Tenet Healthcare Corp. (a)	14,976	1,003
Terns Pharmaceuticals, Inc. (a)	1,544	19
TFF Pharmaceuticals, Inc. (a)	3,437	33
The Ensign Group, Inc.	7,451	646
The Joint Corp. (a)	1,793	150
The Pennant Group, Inc. (a)	2,943	120
TherapeuticsMD, Inc. (a)	54,521	65
Thermogenesis Holdings, Inc. (a)	1,407	4
Tilray, Inc. Class 2 (a) (b)	50,755	918
Timber Pharmaceuticals, Inc. (a) (b)	4,934	6
Tivity Health, Inc. (a)	5,585	147
Tonix Pharmaceuticals Holding Corp. (a) (b)	52,084	58
Tracon Pharmaceuticals, Inc. (a)	2,369	15
Translate Bio, Inc. (a)	9,602	264
TransMedics Group, Inc. (a)	3,482	116
Travere Therapeutics, Inc. (a)	8,383	122
Treace Medical Concepts, Inc. (a)	1,828	57
Trevena, Inc. (a) (b)	24,904	42
Trevi Therapeutics, Inc. (a)	1,067	2
Tricida, Inc. (a) (b)	6,416	28
Turning Point Therapeutics, Inc. (a)	6,041	471
Twist Bioscience Corp. (a)	5,701	760
Tyme Technologies, Inc. (a) (b)	17,992	23
U.S. Physical Therapy, Inc.	1,259	146
Ultragenyx Pharmaceutical, Inc. (a)	6,167	588
United Therapeutics Corp. (a)	6,070	1,089
UNITY Biotechnology, Inc. (a) (b)	5,791	27
UroGen Pharma Ltd. (a) (b)	2,389	36
Utah Medical Products, Inc.	384	33
Vaccinex, Inc. (a)	4,169	12
Vallon Pharmaceuticals, Inc. (a)	536	3
Vanda Pharmaceuticals, Inc. (a)	6,829	147
Vapotherm, Inc. (a)	3,266	77
Varex Imaging Corp. (a)	4,520	121
Vaxart, Inc. (a) (b)	18,688	140
Vaxcyte, Inc. (a)	4,614	104
Veeva Systems, Inc. Class A (a)	15,421	4,796
Venus Concept, Inc. (a)	4,174	13
Vera Therapeutics, Inc. (a)	677	9
Veracyte, Inc. (a)	7,205	288

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Verastem, Inc. (a)	25,193	$103
Vericel Corp. (a)	5,113	268
Verrica Pharmaceuticals, Inc. (a)	1,641	19
Viemed Healthcare, Inc. (a)	5,924	42
Viking Therapeutics, Inc. (a) (b)	10,583	63
Vir Biotechnology, Inc. (a)	8,811	417
Viracta Therapeutics, Inc. (a) (b)	2,279	26
Viridian Therapeutics Incâ (a)	1,235	23
Virios Therapeutics, Inc. (a)	1,076	7
Virpax Pharmaceuticals, Inc. (a)	351	2
Viveve Medical, Inc. (a)	1,585	5
Vivos Therapeutics, Inc. (a)	2,803	14
Vocera Communications, Inc. (a)	3,465	138
Vor BioPharma, Inc. (a)	2,457	46
Voyager Therapeutics, Inc. (a)	3,983	16
vTv Therapeutics, Inc. Class A (a) (b)	1,278	3
Vyant Bio, Inc. (a)	4,247	16
Vyne Therapeutics, Inc. (a) (b)	6,477	23
Werewolf Therapeutics, Inc. (a)	1,171	20
X4 Pharmaceuticals, Inc. (a)	3,393	22
XBiotech, Inc. (a) (b)	2,929	49
Xencor, Inc. (a)	4,770	165
Xeris Pharmaceuticals, Inc. (a) (b)	9,935	40
XOMA Corp. (a)	1,669	57
Xtant Medical Holdings, Inc. (a)	13,526	22
Yield10 Bioscience, Inc. (a)	583	5
Y-mAbs Therapeutics, Inc. (a)	5,492	186
Yumanity Therapeutics, Inc.	1,093	13
Zentalis Pharmaceuticals, Inc. (a)	4,036	215
ZIOPHARM Oncology, Inc. (a) (b) (c)	27,168	72
Zogenix, Inc. (a)	7,563	131
Zomedica Corp. (a) (b)	147,390	123
Zosano Pharma Corp. (a)	16,649	16
Zynerba Pharmaceuticals, Inc. (a)	5,785	31
		166,852
Industrials (13.1%):
AAON, Inc.	5,041	316
AAR Corp. (a)	4,731	183
ABM Industries, Inc.	8,986	399
Acacia Research Corp. (a)	6,911	47
ACCO Brands Corp.	13,994	121
Acme United Corp.	434	19
Acuity Brands, Inc.	4,614	863
ADT, Inc.	24,121	260
Advanced Drainage Systems, Inc.	9,251	1,078
AECOM (a)	14,994	949
AeroCentury Corp. (a)	193	2
Aerojet Rocketdyne Holdings, Inc.	10,853	524
AeroVironment, Inc. (a)	2,878	288
AGCO Corp.	9,143	1,192
See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Agrify Corp. (a)	2,367	$28
AIkido Pharma, Inc. (a)	13,262	13
Air Industries Group (a)	3,433	4
Air Lease Corp.	16,185	676
Air T, Inc. (a)	246	6
Air Transport Services Group, Inc. (a)	10,290	239
Alamo Group, Inc.	1,316	201
Albany International Corp.	3,461	309
Allegiant Travel Co. (a)	2,128	413
Allied Motion Technologies, Inc.	1,970	68
Allison Transmission Holdings, Inc.	13,810	549
Alta Equipment Group, Inc. (a)	3,258	43
Altra Industrial Motion Corp.	9,495	617
AMERCO, Inc.	1,422	838
Ameresco, Inc. Class A (a)	3,232	203
American Superconductor Corp. (a)	3,841	67
American Woodmark Corp. (a)	1,956	160
AMREP Corp. (a)	220	3
Apogee Enterprises, Inc.	3,129	127
Applied Energetics, Inc. (a)	27,396	20
Applied Industrial Technologies, Inc.	4,777	435
Applied UV, Inc. (a)	697	7
Aqua Metals, Inc. (a)	9,865	30
ARC Document Solutions, Inc.	5,384	12
ArcBest Corp.	3,401	198
Arcosa, Inc.	6,453	379
Argan, Inc.	2,311	110
Armstrong Flooring, Inc. (a)	3,042	19
Armstrong World Industries, Inc.	5,283	567
Array Technologies, Inc. (a)	12,207	190
Art's-Way Manufacturing Co., Inc. (a)	370	1
ASGN, Inc. (a)	6,791	658
Astec Industries, Inc.	3,045	192
Astronics Corp. (a) (c)	3,119	55
Astrotech Corp. (a)	6,707	9
Atkore, Inc. (a)	6,442	457
Atlas Air Worldwide Holdings, Inc. (a)	3,932	268
Ault Global Holdings, Inc. (a)	7,608	21
Avalon Holdings Corp. Class A (a)	302	1
Avis Budget Group, Inc. (a) (c)	9,137	712
Axon Enterprise, Inc. (a)	8,562	1,513
AZZ, Inc.	2,917	151
Babcock & Wilcox Enterprises, Inc. (a)	9,186	72
Barnes Group, Inc.	5,348	274
Barrett Business Services, Inc.	1,014	74
Beacon Roofing Supply, Inc. (a)	7,266	387
BioHiTech Global, Inc. (a)	4,065	6
Bloom Energy Corp. Class A (a) (b)	2,717	73
BlueLinx Holdings, Inc. (a)	1,403	71
Bowman Consulting Group Ltd. (a)	836	12

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Brady Corp. Class A	5,415	$303
Brightview Holdings, Inc. (a)	6,796	110
Broadwind Energy, Inc. (a)	2,389	11
Builders FirstSource, Inc. (a)	26,764	1,142
BWX Technologies, Inc.	11,844	688
CAI International, Inc.	2,209	124
Capstone Green Energy Corp. (a)	2,337	13
Carlisle Cos., Inc.	6,498	1,244
Casella Waste Systems, Inc. (a)	6,152	390
CBIZ, Inc. (a)	7,793	255
CECO Environmental Corp. (a)	4,208	30
Charah Solutions, Inc. (a)	2,350	12
Chart Industries, Inc. (a)	4,583	671
Chicago Rivet & Machine Co.	125	3
CIRCOR International, Inc. (a)	2,138	70
Civeo Corp. (a)	1,757	31
Clean Harbors, Inc. (a)	7,395	689
Colfax Corp. (a)	14,743	675
Columbus McKinnon Corp.	4,198	203
Comfort Systems USA, Inc.	4,860	383
Commercial Vehicle Group, Inc. (a)	4,879	52
Construction Partners, Inc. Class A (a)	1,813	57
Cornerstone Building Brands, Inc. (a)	8,914	162
CoStar Group, Inc. (a) (c)	55,390	4,586
Covanta Holding Corp.	18,649	328
Covenant Logistics Group, Inc. Class A (a)	1,822	38
CPI Aerostructures, Inc. (a)	1,831	7
CRA International, Inc.	924	79
Crane Co.	7,363	680
CSW Industrials, Inc.	2,201	261
Curtiss-Wright Corp.	5,871	697
Daseke, Inc. (a)	7,705	50
Deluxe Corp.	5,254	251
DLH Holdings Corp. (a)	1,859	22
DMC Global, Inc. (a)	1,822	102
Document Security Systems, Inc. (a)	9,397	17
Donaldson Co., Inc.	16,496	1,048
Douglas Dynamics, Inc.	2,605	106
Driven Brands Holdings, Inc. (a)	7,123	220
Ducommun, Inc. (a)	1,756	96
Dun & Bradstreet Holdings, Inc. (a)	25,153	538
DXP Enterprises, Inc. (a)	2,422	81
Dycom Industries, Inc. (a)	3,929	293
Eagle Bulk Shipping, Inc. (a) (b)	1,286	61
Echo Global Logistics, Inc. (a)	3,484	107
EMCOR Group, Inc.	7,050	868
Encore Wire Corp.	2,764	209
Energous Corp. (a)	8,980	26
Energy Focus, Inc. (a) (b)	751	3
Energy Recovery, Inc. (a)	6,799	155

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Enerpac Tool Group Corp.	6,063	$161
EnerSys	6,007	587
Ennis, Inc. (c)	3,785	81
EnPro Industries, Inc.	2,759	268
ESCO Technologies, Inc.	3,037	285
Espey Manufacturing & Electronics Corp.	269	4
EVI Industries, Inc. (a)	657	19
Evoqua Water Technologies Corp. (a)	17,760	600
Exponent, Inc.	7,064	630
Federal Signal Corp.	7,632	307
Flowserve Corp.	14,374	580
Fluor Corp. (a)	18,708	331
Forrester Research, Inc. (a)	1,508	69
Forward Air Corp.	3,659	328
Franklin Covey Co. (a)	2,073	67
Franklin Electric Co., Inc.	5,274	425
FreightCar America, Inc. (a)	2,156	13
Frontier Group Holdings, Inc. (a) (b)	5,771	98
FTC Solar, Inc. (a) (b)	3,083	41
FTI Consulting, Inc. (a)	4,045	553
Fuel Tech, Inc. (a)	3,816	9
FuelCell Energy, Inc. (a) (b)	47,250	421
Gates Industrial Corp. PLC (a)	11,029	199
GATX Corp.	4,017	355
GEE Group, Inc. (a)	15,202	9
Gencor Industries, Inc. (a)	1,452	18
Gibraltar Industries, Inc. (a)	3,857	294
Giga-tronics, Inc. (a)	308	1
Global Industrial Co.	2,734	100
GMS, Inc. (a)	5,334	257
Graco, Inc.	24,563	1,860
GrafTech International Ltd.	32,007	372
Graham Corp.	1,459	20
Granite Construction, Inc.	4,979	207
Great Lakes Dredge & Dock Corp. (a)	9,620	141
Griffon Corp.	6,431	165
H&E Equipment Services, Inc.	4,896	163
Harsco Corp. (a)	10,604	217
Hawaiian Holdings, Inc. (a)	6,443	157
HC2 Holdings, Inc. (a) (b)	7,094	28
Healthcare Services Group	9,772	309
Heartland Express, Inc.	5,415	93
HEICO Corp. Class A	10,238	1,271
Heidrick & Struggles International, Inc.	2,581	115
Helios Technologies, Inc.	3,861	301
Herc Holdings, Inc. (a)	4,386	492
Heritage-Crystal Clean, Inc. (a)	2,517	75
Herman Miller, Inc.	8,274	390
Hexcel Corp. (a)	11,353	708
Hillenbrand, Inc.	9,249	408

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
HNI Corp.	4,942	$217
Hub Group, Inc. Class A (a)	4,123	272
Hubbell, Inc.	7,875	1,472
Hudson Global, Inc. (a)	339	6
Hudson Technologies, Inc. (a)	4,649	16
Hurco Cos., Inc.	913	32
Huron Consulting Group, Inc. (a)	3,025	149
Hydrofarm Holdings Group, Inc. (a)	3,889	230
Hyster-Yale Materials Handling, Inc.	1,431	104
IAA, Inc. (a)	19,536	1,064
IBEX Ltd. (a)	1,102	22
ICF International, Inc.	2,761	243
Ideal Power, Inc. (a)	824	10
IES Holdings, Inc. (a)	3,284	169
Infrastructure And Energy Alternatives, Inc. Class A (a)	3,015	39
Innovative Solutions & Support, Inc.	1,739	11
Insperity, Inc.	5,059	457
Insteel Industries, Inc.	2,378	76
Interface, Inc.	7,161	110
ITT, Inc.	9,904	907
JanOne, Inc. (a)	329	3
JELD-WEN Holding, Inc. (a)	8,906	234
JetBlue Airways Corp. (a)	37,420	629
Jewett-Cameron Trading Co. Ltd. (a)	236	2
John Bean Technologies Corp.	3,652	521
Kadant, Inc.	1,714	302
Kaman Corp.	3,680	185
KAR Auction Services, Inc. (a)	17,496	307
Karat Packaging, Inc. (a)	652	13
Kelly Services, Inc. Class A (a)	4,280	103
Kennametal, Inc.	10,670	383
Kforce, Inc.	2,969	187
Kimball International, Inc. Class B	5,158	68
Kirby Corp. (a)	7,387	448
Knight-Swift Transportation Holdings, Inc.	22,689	1,031
Knoll, Inc.	5,524	144
Korn Ferry	7,233	525
Kratos Defense & Security Solutions, Inc. (a)	18,140	517
Landstar System, Inc.	4,539	717
Lawson Products, Inc. (a)	742	40
LB Foster Co. Class A (a)	1,601	30
Lennox International, Inc.	5,000	1,754
Limbach Holdings, Inc. (a)	1,405	13
Lincoln Electric Holdings, Inc.	8,068	1,063
Lindsay Corp.	1,477	244
LSI Industries, Inc.	3,006	24
Lydall, Inc. (a)	2,441	148
Lyft, Inc. Class A (a)	5,709	345
Manitex International, Inc. (a)	2,320	17
ManpowerGroup, Inc.	7,131	848

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Marten Transport Ltd.	7,956	$131
MasTec, Inc. (a)	7,259	770
Mastech Digital, Inc. (a)	378	6
Matson, Inc.	4,859	311
Matthews International Corp. Class A	4,190	151
Maxar Technologies, Inc.	10,417	416
McGrath RentCorp	3,281	268
Mercury Systems, Inc. (a)	8,053	534
Meritor, Inc. (a)	9,035	212
Mesa Air Group, Inc. (a)	3,994	37
Miller Industries, Inc.	1,564	62
Mistras Group, Inc. (a)	3,292	32
Montrose Environmental Group, Inc. (a)	3,654	196
Moog, Inc. Class A	3,646	306
MRC Global, Inc. (a)	10,660	100
MSA Safety, Inc.	4,690	777
MSC Industrial Direct Co., Inc.	5,113	459
Mueller Industries, Inc.	7,651	331
Mueller Water Products, Inc. Class A	18,734	270
MYR Group, Inc. (a)	2,015	183
National Presto Industries, Inc.	687	70
Navistar International Corp. (a)	13,041	580
Nl Industries, Inc.	1,306	8
NN, Inc. (a)	4,953	36
Nordson Corp.	7,508	1,648
Northwest Pipe Co. (a)	1,444	41
NOW, Inc. (a)	14,767	140
nVent Electric PLC	24,307	759
Ocean Power Technologies, Inc. (a) (b)	8,034	20
Odyssey Marine Exploration, Inc. (a)	1,580	10
Omega Flex, Inc.	270	40
Orion Energy Systems, Inc. (a)	3,980	23
Orion Group Holdings, Inc. (a)	4,414	25
Oshkosh Corp.	9,298	1,159
Owens Corning, Inc.	14,979	1,466
PAE, Inc. (a)	9,385	84
PAM Transportation Services, Inc. (a)	288	15
Park Aerospace Corp.	2,762	41
Park-Ohio Holdings Corp.	1,268	41
Parsons Corp. (a)	15,814	622
Patrick Industries, Inc.	3,034	221
Patriot Transportation Holding, Inc.	284	3
Performant Financial Corp. (a)	6,181	23
Perma-Fix Environmental Services (a)	1,593	11
Perma-Pipe International Holdings, Inc. (a)	1,209	8
PGT Innovations, Inc. (a)	6,849	159
Pitney Bowes, Inc.	22,398	196
Plug Power, Inc. (a) (b)	74,327	2,542
Polar Power, Inc. (a) (b)	1,007	9
Powell Industries, Inc.	1,215	38

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Preformed Line Products Co.	418	$31
Primoris Services Corp.	7,364	217
Proto Labs, Inc. (a)	2,661	244
Quad/Graphics, Inc. (a)	4,566	19
Quanex Building Products Corp.	4,452	111
Quest Resource Holding Corp. (a)	2,035	13
R.R. Donnelley & Sons Co. (a)	10,695	67
Raven Industries, Inc.	4,810	278
RBC Bearings, Inc. (a)	3,378	674
RCM Technologies, Inc. (a)	1,432	6
Red Violet, Inc. (a)	1,118	26
Regal Beloit Corp.	5,377	718
Rekor Systems, Inc. (a) (b)	5,549	56
Resideo Technologies, Inc. (a)	19,266	578
Resources Connection, Inc.	4,396	63
REV Group, Inc.	4,896	77
Rexnord Corp.	17,544	878
Rush Enterprises, Inc. Class A	5,604	242
Ryder System, Inc.	7,639	568
Saia, Inc. (a)	3,568	747
Schneider National, Inc. Class B	6,155	134
SG Blocks, Inc. (a)	1,278	7
Shiftpixy, Inc. (a) (b)	1,647	4
Shoals Technologies Group, Inc. Class A (a)	12,076	429
SIFCO Industries, Inc. (a)	481	5
Simpson Manufacturing Co., Inc.	5,543	612
Sino-Global Shipping America Ltd. (a)	2,192	7
SiteOne Landscape Supply, Inc. (a)	4,690	793
SkyWest, Inc. (a)	6,743	290
SP Plus Corp. (a)	3,400	104
Spirit AeroSystems Holdings, Inc. Class A	15,780	745
Spirit Airlines, Inc. (a)	14,860	452
SPX Corp. (a)	5,490	335
SPX Flow, Inc.	4,856	317
Standex International Corp.	1,526	145
Steelcase, Inc. Class A	11,664	176
Stericycle, Inc. (a)	11,567	828
Sterling Construction Co., Inc. (a)	4,192	101
Sun Country Airlines Holdings, Inc. (a)	1,440	53
Sunrun, Inc. (a) (b)	24,743	1,380
Sunworks, Inc. (a) (b)	3,537	37
Taylor Devices, Inc. (a)	434	5
Team, Inc. (a)	3,018	20
Tennant Co.	2,228	178
Terex Corp.	9,898	471
Tetra Tech, Inc.	7,680	937
Textainer Group Holdings Ltd. (a)	7,498	253
The AZEK Co., Inc. (a)	5,121	217
The Brink's Co.	6,978	536
The Eastern Co.	838	25

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
The Exone Co. (a)	2,416	$52
The Gorman-Rupp Co.	3,622	125
The Greenbrier Cos., Inc.	4,087	178
The LS Starrett Co. Class A (a)	794	7
The Manitowoc Co., Inc. (a)	4,433	109
The Middleby Corp. (a)	7,451	1,291
The Shyft Group, Inc.	4,897	183
The Timken Co.	10,416	839
The Toro Co.	14,583	1,602
Thermon Group Holdings, Inc. (a)	3,771	64
Titan International, Inc. (a)	8,836	75
Titan Machinery, Inc. (a)	2,803	87
TPI Composites, Inc. (a)	5,437	263
TransUnion	26,827	2,945
Trex Co., Inc. (a)	16,541	1,691
TriMas Corp. (a)	5,379	163
TriNet Group, Inc. (a)	6,955	504
Trinity Industries, Inc.	14,127	380
Triumph Group, Inc. (a)	7,690	160
TrueBlue, Inc. (a)	4,750	134
TuSimple Holdings, Inc. Class A (a) (b)	5,349	381
Tutor Perini Corp. (a)	6,340	88
Twin Disc, Inc. (a)	1,591	23
U.S. Ecology, Inc. (a)	4,220	158
Uber Technologies, Inc. (a)	265,445	13,304
UFP Industries, Inc.	8,282	616
Ultralife Corp. (a)	2,401	20
UniFirst Corp.	1,784	419
Univar Solutions, Inc. (a)	20,576	502
Universal Logistics Holdings, Inc.	1,230	29
Upwork, Inc. (a)	18,684	1,089
USA Truck, Inc. (a)	1,286	21
Valmont Industries, Inc.	3,080	727
Vectrus, Inc. (a)	1,569	75
Veritiv Corp. (a)	2,147	132
Viad Corp. (a)	2,743	137
Vicor Corp. (a)	2,606	276
Vidler Water Resources, Inc. (a)	2,549	34
Virco Manufacturing Corp. (a)	2,081	7
VirTra, Inc. (a)	1,698	13
VSE Corp.	1,421	70
Wabash National Corp.	6,867	110
Watsco, Inc.	4,022	1,152
Watts Water Technologies, Inc. Class A	2,971	433
Welbilt, Inc. (a)	19,455	450
Werner Enterprises, Inc.	8,240	367
WESCO International, Inc. (a)	6,484	667
Wilhelmina International, Inc. (a)	601	3
Willdan Group, Inc. (a)	1,577	59
Williams Industrial Services Group, Inc. (a)	3,305	19

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Willis Lease Finance Corp. (a)	382	$16
WillScot Mobile Mini Holdings Corp. (a)	20,372	568
Woodward, Inc.	8,145	1,001
XPO Logistics, Inc. (a)	10,385	1,453
Yellow Corp. (a)	6,441	42
		133,191
Information Technology (19.7%):
2U, Inc. (a) (b)	9,849	410
3D Systems Corp. (a)	16,749	669
8x8, Inc. (a)	12,641	351
908 Devices, Inc. (a) (b)	2,840	110
A10 Networks, Inc. (a)	9,993	113
ACI Worldwide, Inc. (a)	15,265	567
ACM Research, Inc. Class A (a)	359	37
ACV Auctions, Inc. Class A (a)	2,679	69
ADDvantage Technologies Group, Inc. (a)	1,291	3
ADTRAN, Inc.	6,482	134
Advanced Energy Industries, Inc.	5,206	587
Aehr Test Systems (a)	3,719	10
Affirm Holdings, Inc. (a) (b)	3,760	253
Agilysys, Inc. (a)	3,314	188
Airgain, Inc. (a)	1,561	32
Akoustis Technologies, Inc. (a)	7,541	81
Alarm.com Holdings, Inc. (a)	5,803	492
Alfi, Inc. (a)	595	9
Alkami Technology, Inc. (a)	923	33
Allegro MicroSystems, Inc. (a)	9,560	265
Alliance Data Systems Corp.	7,209	751
Alpha & Omega Semiconductor Ltd. (a)	3,207	97
Altair Engineering, Inc. Class A (a)	2,132	147
Alteryx, Inc. Class A (a)	2,328	200
Ambarella, Inc. (a)	5,372	573
American Software, Inc. Class A	2,938	65
Amkor Technology, Inc.	19,624	465
Amtech Systems, Inc. (a)	1,751	17
Anaplan, Inc. (a)	21,666	1,155
Andrea Electronics Corp. (a)	9,875	—	(e)
Appfolio, Inc. Class A (a)	2,066	292
Appian Corp. (a) (b)	1,787	246
Applied DNA Sciences, Inc. (a)	1,039	7
Applied Optoelectronics, Inc. (a)	3,641	31
AppLovin Corp. Class A (a) (b)	4,023	302
Arlo Technologies, Inc. (a)	10,118	68
Arrow Electronics, Inc. (a)	10,752	1,225
Asana, Inc. Class A (a)	4,642	288
Aspen Technology, Inc. (a)	9,646	1,327
AstroNova, Inc. (a)	1,012	14
Asure Software, Inc. (a)	2,820	25
Atomera, Inc. (a) (b)	3,449	74
Auddia, Inc. (a)	1,228	7

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Avalara, Inc. (a)	12,599	$2,039
Avaya Holdings Corp. (a)	12,527	337
Aviat Networks, Inc. (a) (b)	1,250	41
Avid Technology, Inc. (a)	4,985	195
Avnet, Inc.	14,425	578
Aware, Inc. (a)	2,033	8
Axcelis Technologies, Inc. (a)	4,130	167
AXT, Inc. (a)	6,266	69
Badger Meter, Inc.	3,908	383
Bel Fuse, Inc. Class B	1,381	20
Belden, Inc.	5,711	289
Benchmark Electronics, Inc.	4,741	135
Benefitfocus, Inc. (a)	4,497	63
Bentley Systems, Inc. Class B (b)	1,745	113
BigCommerce Holdings, Inc. (a)	1,551	101
Bill.com Holdings, Inc. (a)	9,964	1,825
BK Technologies Corp.	2,149	7
Black Knight, Inc. (a)	18,509	1,443
Blackbaud, Inc. (a)	5,078	389
Blackline, Inc. (a)	7,226	804
BM Technologies, Inc. (a) (b)	1,500	19
Booz Allen Hamilton Holding Corp.	17,710	1,509
Bottomline Technologies de, Inc. (a)	5,436	202
Box, Inc. Class A (a)	23,852	609
Boxlight Corp. Class A (a)	7,248	17
Bridgeline Digital, Inc. (a)	915	4
Brightcove, Inc. (a)	5,341	77
Brooks Automation, Inc.	10,420	993
BSQUARE Corp. (a) (b)	1,986	9
C3.ai, Inc. Class A (a)	2,386	149
CACI International, Inc. Class A (a)	2,969	757
CalAmp Corp. (a)	4,276	54
Calix, Inc. (a)	8,221	390
Cambium Networks Corp. (a)	1,534	74
Casa Systems, Inc. (a)	6,289	56
Cass Information Systems, Inc.	1,815	74
CDK Global, Inc.	16,311	810
Cemtrex, Inc. (a)	2,713	4
Cerence, Inc. (a) (b)	5,543	591
Ceridian HCM Holding, Inc. (a)	11,994	1,150
CEVA, Inc. (a)	2,804	133
ChannelAdvisor Corp. (a)	4,405	108
Ciena Corp. (a)	22,471	1,279
Cirrus Logic, Inc. (a)	6,980	594
Clearfield, Inc. (a)	1,818	68
ClearOne, Inc. (a)	1,095	3
ClearSign Technologies Corp. (a)	3,997	19
Cloudera, Inc. (a)	42,618	676
Cloudflare, Inc. Class A (a)	5,874	622
CMC Materials, Inc.	4,103	618

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Coda Octopus Group, Inc. (a)	695	$6
Cognex Corp.	25,603	2,153
Coherent, Inc. (a)	3,557	940
Cohu, Inc. (a)	6,563	241
CommScope Holding Co., Inc. (a)	27,334	582
Communications Systems, Inc. (a)	1,073	8
CommVault Systems, Inc. (a)	6,455	505
Computer Task Group, Inc. (a)	2,230	22
Comtech Telecommunications Corp.	3,490	84
Concentrix Corp. (a)	5,332	857
Conduent, Inc. (a)	31,459	236
Cornerstone OnDemand, Inc. (a)	8,346	430
Corsair Gaming, Inc. (a) (b)	4,794	160
Coupa Software, Inc. (a)	10,179	2,668
CPI Card Group, Inc. (a)	744	14
Cree, Inc. (a)	12,919	1,265
Crowdstrike Holdings, Inc. Class A (a)	3,203	805
CSG Systems International, Inc.	4,406	208
CSP, Inc. (a)	506	5
CTS Corp.	3,772	140
CVD Equipment Corp. (a)	927	4
Cyberoptics Corp. (a)	1,070	44
Daktronics, Inc. (a)	5,385	35
Data I/O Corp. (a)	1,328	9
Datadog, Inc. Class A (a)	3,888	405
Datto Holding Corp. (a)	7,370	205
Dell Technologies, Inc. Class C (a)	32,492	3,239
Diebold Nixdorf, Inc. (a)	10,601	136
Digi International, Inc. (a)	3,754	75
Digimarc Corp. (a)	1,680	56
Digital Ally, Inc. (a)	7,874	14
DigitalOcean Holdings, Inc. (a) (b)	2,687	149
Diodes, Inc. (a)	6,047	482
DocuSign, Inc. (a)	29,125	8,141
Dolby Laboratories, Inc. Class A	8,625	848
Domo, Inc. Class B (a)	1,448	117
DoubleVerify Holdings, Inc. (a)	2,230	94
Dropbox, Inc. Class A (a)	5,690	172
DSP Group, Inc. (a)	3,284	49
Duck Creek Technologies, Inc. (a) (b)	10,161	442
Dynatrace, Inc. (a)	31,288	1,828
DZS, Inc. (a)	2,630	55
Eastman Kodak Co. (a) (b)	8,041	67
Ebix, Inc.	3,462	117
EchoStar Corp. Class A (a)	7,156	174
eGain Corp. (a)	3,529	41
eMagin Corp. (a) (b)	10,591	37
EMCORE Corp. (a)	5,399	50
Entegris, Inc.	18,790	2,311
Envestnet, Inc. (a)	7,461	566

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
EPAM Systems, Inc. (a)	8,444	$4,315
ePlus, Inc. (a)	1,681	146
Euronet Worldwide, Inc. (a)	7,904	1,070
Everbridge, Inc. (a)	5,638	767
Everi Holdings, Inc. (a)	11,803	294
Everspin Technologies, Inc. (a)	2,491	16
Evo Payments, Inc. Class A (a)	2,354	65
Evolving Systems, Inc. (a)	1,349	3
Exela Technologies, Inc. (a) (b)	5,597	13
ExlService Holdings, Inc. (a)	4,534	482
Extreme Networks, Inc. (a)	17,282	193
Fair Isaac Corp. (a)	4,127	2,075
FARO Technologies, Inc. (a)	2,432	189
Fastly, Inc. Class A (a) (b)	1,824	109
Fireeye, Inc. (a)	33,064	669
First Solar, Inc. (a)	14,072	1,274
Five9, Inc. (a)	8,980	1,647
Flywire Corp. (a) (b)	1,601	59
FormFactor, Inc. (a)	10,397	379
Frequency Electronics, Inc. (a)	812	8
Genasys, Inc. (a) (b)	4,961	27
Genpact Ltd.	23,318	1,059
GoDaddy, Inc. Class A (a)	9,804	853
GreenSky, Inc. Class A (a)	6,394	35
GSE Systems, Inc. (a)	2,830	5
GSI Technology, Inc. (a) (b)	2,931	16
Guidewire Software, Inc. (a)	11,744	1,324
Harmonic, Inc. (a)	10,832	92
HubSpot, Inc. (a)	6,406	3,732
I3 Verticals, Inc. Class A (a)	1,014	31
Ichor Holdings Ltd. (a)	3,412	184
Identiv, Inc. (a)	3,118	53
IEC Electronics Corp. (a)	1,473	15
II-VI, Inc. (a)	13,883	1,008
Image Sensing Systems, Inc.	557	4
Immersion Corp. (a)	4,575	40
Impinj, Inc. (a)	2,656	137
Infinera Corp. (a)	25,519	260
Information Services Group, Inc.	5,902	35
Innodata, Inc. (a)	3,691	26
Inpixon (a)	17,433	20
Inseego Corp. (a) (b)	13,125	132
Insight Enterprises, Inc. (a)	4,008	401
Intellicheck, Inc. (a) (b)	2,622	22
Intelligent Systems Corp. (a)	854	27
InterDigital, Inc.	4,316	315
inTEST Corp. (a)	1,525	26
Intevac, Inc. (a)	2,775	19
Inuvo, Inc. (a)	16,995	16
Issuer Direct Corp. (a)	428	12

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Iteris, Inc. (a)	5,803	$39
Itron, Inc. (a)	5,334	533
J2 Global, Inc. (a)	6,402	881
Jabil, Inc.	17,351	1,008
Jamf Holding Corp. (a)	7,049	237
JFrog Ltd. (a) (b)	7,662	348
KBR, Inc.	19,822	756
Key Tronic Corp. (a)	1,356	9
Kimball Electronics, Inc. (a)	3,657	80
KnowBe4, Inc. Class A (a) (b)	1,604	50
Knowles Corp. (a)	11,551	228
Kopin Corp. (a) (b)	12,370	101
Kulicke & Soffa Industries, Inc.	8,800	539
KVH Industries, Inc. (a)	2,246	28
Lantronix, Inc. (a)	3,551	18
Lattice Semiconductor Corp. (a)	16,783	943
LightPath Technologies, Inc. Class A (a)	3,558	9
Limelight Networks, Inc. (a)	18,354	58
Littelfuse, Inc.	3,288	838
LivePerson, Inc. (a)	8,692	550
LiveRamp Holdings, Inc. (a)	9,702	455
Lumentum Holdings, Inc. (a)	11,003	903
Luna Innovations, Inc. (a)	4,406	48
MACOM Technology Solutions Holdings, Inc. (a)	7,790	499
Manhattan Associates, Inc. (a)	8,220	1,191
ManTech International Corp. Class A	3,582	310
Marin Software, Inc. (a) (b)	1,641	18
Marvell Technology, Inc.	107,150	6,249
MAXIMUS, Inc.	8,620	758
MaxLinear, Inc. (a)	8,908	379
McAfee Corp. Class A (b)	6,113	171
Medallia, Inc. (a)	15,596	526
Mesa Laboratories, Inc.	615	167
Methode Electronics, Inc.	5,149	253
MicroStrategy, Inc. (a) (b)	1,151	765
MicroVision, Inc. (a) (b)	24,889	417
Mitek Systems, Inc. (a)	6,309	122
MKS Instruments, Inc.	7,414	1,319
Model N, Inc. (a)	3,867	133
Momentive Global, Inc. (a)	16,064	338
MoneyGram International, Inc. (a)	13,126	132
MongoDB, Inc. (a)	293	106
MoSys, Inc. (a) (b)	1,263	8
Movano, Inc. (a)	1,445	7
Napco Security Technologies, Inc. (a)	2,168	79
National Instruments Corp.	14,516	614
nCino, Inc. (a)	7,218	433
NCR Corp. (a)	18,976	866
NeoPhotonics Corp. (a)	7,522	77
Net Element, Inc. (a)	730	9

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
NETGEAR, Inc. (a)	4,032	$155
Netlist, Inc. (a)	32,186	122
NetScout Systems, Inc. (a)	9,762	279
NetSol Technologies, Inc. (a)	1,656	8
New Relic, Inc. (a)	7,237	485
nLight, Inc. (a)	5,868	213
Novanta, Inc. (a)	4,850	654
Nuance Communications, Inc. (a)	42,376	2,307
Nutanix, Inc. Class A (a)	14,001	535
NVE Corp.	563	42
NXT-ID, Inc. (a)	7,728	7
Okta, Inc. (a)	5,640	1,380
Olo, Inc. Class A (a)	3,021	113
ON Semiconductor Corp. (a)	61,229	2,344
ON24, Inc. (a) (b)	3,799	135
One Stop Systems, Inc. (a)	2,129	12
OneSpan, Inc. (a)	4,821	123
Onto Innovation, Inc. (a)	6,645	485
Optical Cable Corp. (a)	914	3
Orbital Energy Group, Inc. (a) (b)	7,734	34
OSI Systems, Inc. (a)	2,379	242
PagerDuty, Inc. (a) (b)	9,743	415
Palantir Technologies, Inc. Class A (a)	41,401	1,091
Palo Alto Networks, Inc. (a) (c)	14,118	5,239
PAR Technology Corp. (a) (b)	3,561	249
ParkerVision, Inc. (a)	11,382	16
Paylocity Holding Corp. (a)	4,979	950
Paymentus Holdings, Inc. Class A (a)	1,643	58
Paysign, Inc. (a)	5,121	16
PC Connection, Inc.	1,237	57
PC-Telephone, Inc.	2,486	16
PDF Solutions, Inc. (a)	3,433	62
Pegasystems, Inc.	5,762	802
Perficient, Inc. (a)	4,478	360
PFSweb, Inc. (a)	2,759	20
Photronics, Inc. (a)	8,489	112
Ping Identity Holding Corp. (a)	6,980	160
Pixelworks, Inc. (a)	7,322	25
Plantronics, Inc. (a)	4,351	182
Plexus Corp. (a)	3,559	325
Power Integrations, Inc.	8,124	667
Powerfleet, Inc. (a)	5,386	39
Procore Technologies, Inc. (a)	1,413	134
Progress Software Corp.	5,824	269
Proofpoint, Inc. (a)	7,898	1,372
PROS Holdings, Inc. (a)	4,671	213
Pure Storage, Inc. Class A (a)	13,390	262
Q2 Holdings, Inc. (a)	7,630	783
Qualtrics International, Inc. Class A (a) (b)	8,084	309
Qualys, Inc. (a)	4,749	478

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Quicklogic Corp. (a)	1,696	$12
Qumu Corp. (a)	2,605	8
Rackspace Technology, Inc. (a)	9,491	186
Rambus, Inc. (a)	14,005	332
Rapid7, Inc. (a)	8,078	764
RealNetworks, Inc. (a)	4,804	11
Research Frontiers, Inc. (a)	4,388	10
Resonant, Inc. (a) (b)	9,045	29
RF Industries Ltd. (a)	1,429	11
Ribbon Communications, Inc. (a)	19,041	145
Richardson Electronics Ltd.	1,498	12
Rimini Street, Inc. (a)	5,777	36
RingCentral, Inc. Class A (a)	10,942	3,180
Riot Blockchain, Inc. (a) (b)	11,402	430
Rogers Corp. (a)	2,506	503
Rubicon Technology, Inc. (a)	338	3
Sabre Corp. (a)	46,311	578
Sailpoint Technologies Holdings, Inc. (a)	12,947	661
Sanmina Corp. (a)	8,718	340
ScanSource, Inc. (a)	3,049	86
Science Applications International Corp.	8,403	737
Seachange International, Inc. (a) (b)	6,177	8
SecureWorks Corp. Class A (a)	11,981	222
SEMrush Holdings, Inc. Class A (a)	1,495	34
Semtech Corp. (a)	8,286	570
ServiceSource International, Inc. (a)	9,203	13
SharpSpring, Inc. (a)	1,922	32
Shift4 Payments, Inc. Class A (a)	2,550	239
ShotSpotter, Inc. (a)	1,379	67
SigmaTron International, Inc. (a)	556	3
Silicon Laboratories, Inc. (a)	5,217	800
SiTime Corp. (a)	1,810	229
SkyWater Technology, Inc. (a)	1,107	32
Slack Technologies, Inc. Class A (a)	42,527	1,884
SMART Global Holdings, Inc. (a)	2,442	116
Smartsheet, Inc. Class A (a)	2,168	157
Smith Micro Software, Inc. (a)	7,628	40
Snowflake, Inc. Class A (a)	4,665	1,128
Socket Mobile, Inc. (a)	943	6
SolarWinds Corp. (a)	14,427	244
Sonim Technologies, Inc. (a)	7,314	4
Splunk, Inc. (a)	21,952	3,174
Sprout Social, Inc. Class A (a)	1,351	121
SPS Commerce, Inc. (a)	4,520	451
Square, Inc. Class A (a)	35,877	8,748
Squarespace, Inc. Class A (a)	18,011	1,070
SS&C Technologies Holdings, Inc.	35,466	2,556
StarTek, Inc. (a)	1,992	14
Steel Connect, Inc. (a)	6,452	13
Summit Wireless Technologies, Inc. (a)	1,631	7
See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Sumo Logic, Inc. (a)	14,393	$297
SunPower Corp. (a)	12,776	373
Support.com, Inc. (a) (b)	2,506	10
Switch, Inc. Class A	761	16
Sykes Enterprises, Inc. (a)	5,327	286
Synaptics, Inc. (a)	4,160	647
Synchronoss Technologies, Inc. (a)	5,565	20
SYNNEX Corp.	4,166	507
Telos Corp. (a)	5,363	182
Tenable Holdings, Inc. (a)	12,811	530
Teradata Corp. (a)	15,715	785
TESSCO Technologies, Inc. (a)	1,140	7
The Hackett Group, Inc.	3,609	65
The Trade Desk, Inc. Class A (a)	44,981	3,480
TransAct Technologies, Inc. (a)	1,412	19
TTEC Holdings, Inc.	2,508	259
TTM Technologies, Inc. (a)	12,498	179
Twilio, Inc. Class A (a)	11,157	4,398
Ubiquiti, Inc.	989	309
Uipath, Inc. Class A (a) (b)	4,008	272
Ultra Clean Holdings, Inc. (a)	6,004	323
Unisys Corp. (a)	7,815	198
Unity Software, Inc. (a)	14,089	1,547
Universal Display Corp.	6,090	1,354
Universal Security Instruments, Inc. (a) (b)	346	3
Upland Software, Inc. (a)	3,699	152
Varonis Systems, Inc. (a)	15,555	896
Veeco Instruments, Inc. (a)	6,088	146
Verint Systems, Inc. (a)	8,817	397
Veritone, Inc. (a) (b)	3,862	76
Verra Mobility Corp. (a)	20,211	311
Vertex, Inc. Class A (a)	3,488	77
Viant Technology, Inc. Class A (a)	1,578	47
ViaSat, Inc. (a)	9,697	483
Viavi Solutions, Inc. (a)	30,623	541
VirnetX Holding Corp. (a) (b)	9,293	40
Vishay Intertechnology, Inc.	15,972	360
Vishay Precision Group, Inc. (a)	1,745	59
Vislink Technologies, Inc. (a)	6,689	19
Vizio Holding Corp. Class A (a)	2,029	55
VMware, Inc. Class A (a) (b)	11,890	1,902
Vontier Corp.	25,002	815
Wayside Technology Group, Inc.	576	14
WEX, Inc. (a)	6,133	1,189
WidePoint Corp. (a)	1,429	10
Wireless Telecom Group, Inc. (a)	3,071	12
Workday, Inc. Class A (a)	14,789	3,531
Workiva, Inc. (a)	4,017	447
Xerox Holdings Corp.	28,128	661
Xperi Holding Corp.	14,050	312

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Yext, Inc. (a)	12,916	$185
Zendesk, Inc. (a)	17,200	2,483
Zix Corp. (a)	8,341	59
Zoom Video Communications, Inc. Class A (a)	3,714	1,437
Zscaler, Inc. (a)	12,852	2,777
Zuora, Inc. Class A (a)	2,119	37
		202,069
Materials (4.0%):
Advanced Emissions Solutions, Inc. (a)	2,793	21
AdvanSix, Inc. (a)	3,713	111
Alcoa Corp. (a)	27,364	1,008
Allegheny Technologies, Inc. (a)	14,833	309
Alpha Metallurgical Resources (a)	2,724	70
American Vanguard Corp.	3,547	62
Ampco-Pittsburgh Corp. (a)	2,288	14
AptarGroup, Inc.	8,699	1,224
Arconic Corp. (a)	14,911	531
Ashland Global Holdings, Inc.	8,897	778
Avient Corp.	12,804	629
Axalta Coating Systems Ltd. (a)	34,504	1,051
Balchem Corp.	4,345	570
Berry Global Group, Inc. (a)	18,706	1,220
Boise Cascade Co.	4,897	286
Cabot Corp.	8,211	467
Carpenter Technology Corp.	5,980	241
Century Aluminum Co. (a)	6,956	90
Chase Corp.	1,102	113
Clearwater Paper Corp. (a)	1,946	56
Cleveland-Cliffs, Inc. (a) (b)	60,594	1,306
Coeur Mining, Inc. (a)	37,678	335
Commercial Metals Co.	15,762	484
Compass Minerals International, Inc.	4,822	286
Core Molding Technologies, Inc. (a)	1,204	19
Crown Holdings, Inc.	20,194	2,063
Diversey Holdings Ltd. (a)	7,121	128
Eagle Materials, Inc.	5,677	806
Ferro Corp. (a)	11,067	239
Flotek Industries, Inc. (a)	10,315	18
Forterra, Inc. (a)	5,044	119
Friedman Industries, Inc.	1,089	15
FutureFuel Corp.	3,447	33
Gatos Silver, Inc. (a) (b)	7,021	123
GCP Applied Technologies, Inc. (a)	10,399	242
Glatfelter Corp.	5,954	83
Gold Resource Corp.	11,026	28
Golden Minerals Co. (a) (b)	19,713	12
Graphic Packaging Holding Co.	42,544	772
Greif, Inc. Class A	3,136	190
H.B. Fuller Co.	6,422	409
Hawkins, Inc.	2,516	82

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Haynes International, Inc.	1,300	$46
Hecla Mining Co.	78,482	584
Huntsman Corp.	30,042	797
Ingevity Corp. (a)	5,614	457
Innospec, Inc.	3,025	274
Intrepid Potash, Inc. (a)	1,293	41
Kaiser Aluminum Corp.	2,122	262
Koppers Holdings, Inc. (a)	2,844	92
Kraton Corp. (a)	4,305	139
Kronos Bio, Inc. (a) (b)	6,979	167
Kronos Worldwide, Inc.	3,459	50
Livent Corp. (a) (b)	19,630	380
Louisiana-Pacific Corp.	14,178	856
LSB Industries, Inc. (a)	4,070	25
Marrone Bio Innovations, Inc. (a)	24,032	40
Materion Corp.	2,699	203
Mayville Engineering Co., Inc. (a)	1,928	39
Minerals Technologies, Inc.	4,305	339
Myers Industries, Inc.	4,321	91
Nanophase Technologies Corp. (a) (b)	2,970	5
Neenah, Inc.	2,043	102
NewMarket Corp.	1,015	327
Northern Technologies International Corp.	1,248	22
O-I Glass, Inc. (a)	18,413	301
Olin Corp.	20,069	928
Olympic Steel, Inc.	1,309	38
Pactiv Evergreen, Inc.	6,699	101
Paramount Gold Nevada Corp. (a)	4,751	5
PQ Group Holdings, Inc.	7,335	113
Quaker Chemical Corp.	1,605	381
Ramaco Resources, Inc. (a)	1,879	10
Rare Element Resources Ltd. (a)	8,628	16
Rayonier Advanced Materials, Inc. (a)	8,518	57
Reliance Steel & Aluminum Co.	9,135	1,378
Royal Gold, Inc.	8,270	944
RPM International, Inc.	15,917	1,411
Ryerson Holding Corp. (a)	2,728	40
Schnitzer Steel Industries, Inc.	3,548	174
Schweitzer-Mauduit International, Inc.	3,761	152
Sensient Technologies Corp.	5,196	450
Silgan Holdings, Inc.	12,351	513
Silver Bull Resources, Inc. (a)	4,643	5
Solitario Zinc Corp. (a)	8,562	6
Sonoco Products Co.	14,268	955
Southern Copper Corp.	13,399	862
Steel Dynamics, Inc.	30,619	1,826
Stepan Co.	2,732	329
Summit Materials, Inc. Class A (a)	14,979	522
SunCoke Energy, Inc.	11,113	79
Synalloy Corp. (a)	1,333	13

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
The Chemours Co.	21,127	$735
The Scotts Miracle-Gro Co.	5,266	1,011
Timberline Resources Corp. (a)	11,196	3
TimkenSteel Corp. (a)	5,545	78
Trecora Resources (a)	3,527	29
Tredegar Corp.	3,661	50
Trinseo SA	3,967	237
U.S. Antimony Corp. (a)	14,533	14
U.S. Concrete, Inc. (a)	2,273	168
U.S. Gold Corp. (a)	1,056	12
UFP Technologies, Inc. (a)	960	55
United States Lime & Minerals, Inc.	294	41
United States Steel Corp.	37,817	908
Universal Stainless & Alloy Products, Inc. (a)	1,331	13
Valhi, Inc.	400	10
Valvoline, Inc.	24,538	797
Verso Corp. Class A	4,373	77
Vista Gold Corp. (a)	15,590	19
W.R. Grace & Co.	9,814	678
Warrior Met Coal, Inc.	6,966	120
Westlake Chemical Corp.	5,451	491
Worthington Industries, Inc.	5,009	306
Zymergen, Inc. (a)	2,529	101
		39,543
Real Estate (8.0%):
Acadia Realty Trust	13,600	299
Agree Realty Corp.	7,581	534
Alexander & Baldwin, Inc.	9,593	176
Alexander's, Inc.	427	114
Alpine Income Property Trust, Inc.	1,285	24
Alset Ehome International, Inc. (a) (b)	1,261	7
American Assets Trust, Inc.	9,529	355
American Campus Communities, Inc.	21,724	1,015
American Finance Trust, Inc.	8,405	71
American Homes 4 Rent Class A	44,674	1,736
American Realty Investors, Inc. (a)	331	3
Americold Realty Trust	35,019	1,325
Apartment Income REIT Corp.	24,712	1,172
Apartment Investment and Mgmt Co.	23,647	159
Apple Hospitality REIT, Inc.	35,243	538
Armada Hoffler Properties, Inc.	7,983	106
Ashford Hospitality Trust, Inc. (a)	30,014	137
Bluerock Residential Growth REIT, Inc.	4,180	43
Braemar Hotels & Resorts, Inc. (a) (b)	7,224	45
Brandywine Realty Trust	26,923	369
Brixmor Property Group, Inc.	46,793	1,071
Broadstone Net Lease, Inc.	5,285	124
BRT Apartments Corp.	2,134	37
Camden Property Trust	15,393	2,042
CareTrust REIT, Inc.	12,811	298

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
CatchMark Timber Trust, Inc. Class A	6,319	$74
Cedar Realty Trust, Inc.	2,148	36
Centerspace	2,045	161
Chatham Lodging Trust (a)	7,661	99
CIM Commercial Trust Corp.	3,020	27
Clipper Realty, Inc.	1,975	15
Columbia Property Trust, Inc.	18,101	315
Community Healthcare Trust, Inc.	3,271	155
Compass, Inc. Class A (a)	3,725	49
Condor Hospitality Trust, Inc. (a)	645	4
CoreCivic, Inc. (a)	16,110	169
CorEnergy Infrastructure Trust, Inc.	2,001	13
Corepoint Lodging, Inc. (a)	7,839	84
CoreSite Realty Corp.	6,774	912
Corporate Office Properties Trust	17,700	495
Cousins Properties, Inc.	23,424	862
CTO Realty Growth, Inc.	883	47
CubeSmart	29,849	1,383
CyrusOne, Inc.	19,309	1,381
DiamondRock Hospitality Co. (a)	33,131	321
DigitalBridge Group, Inc. (a) (b)	72,158	570
Diversified Healthcare Trust	37,545	157
Douglas Emmett, Inc.	27,650	930
Easterly Government Properties, Inc.	13,216	279
EastGroup Properties, Inc.	6,307	1,037
Empire State Realty Trust, Inc. (b)	16,895	203
EPR Properties (a)	9,661	509
Equity Commonwealth	19,212	503
Equity LifeStyle Properties, Inc.	28,729	2,135
Essential Properties Realty Trust, Inc.	18,515	501
eXp World Holdings, Inc. (a) (b)	11,407	442
Farmland Partners, Inc.	3,742	45
Fathom Holdings, Inc. (a)	833	27
First Industrial Realty Trust, Inc.	20,348	1,063
Forestar Group, Inc. (a)	2,787	58
Four Corners Property Trust, Inc.	9,002	249
Franklin Street Properties Corp.	16,067	85
FRP Holdings, Inc. Class A (a)	889	49
Gaming and Leisure Properties, Inc.	31,547	1,462
Getty Realty Corp.	5,598	174
Gladstone Commercial Corp.	5,334	120
Gladstone Land Corp.	3,979	96
Global Medical REIT, Inc.	8,431	124
Global Net Lease, Inc.	15,032	278
Healthcare Realty Trust, Inc.	22,322	674
Healthcare Trust of America, Inc. Class A	34,482	921
Hersha Hospitality Trust (a)	6,167	66
Highwoods Properties, Inc.	16,397	741
Hudson Pacific Properties, Inc.	22,121	615
Independence Realty Trust, Inc.	13,521	246

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Indus Realty Trust, Inc.	840	$55
Industrial Logistics Properties Trust	10,290	269
Innovative Industrial Properties, Inc.	3,771	720
Invitation Homes, Inc.	89,447	3,336
iStar, Inc.	7,386	153
JBG SMITH Properties	17,612	555
Jones Lang LaSalle, Inc. (a)	7,033	1,375
Kennedy-Wilson Holdings, Inc.	18,410	366
Kilroy Realty Corp.	17,065	1,188
Kite Realty Group Trust	13,312	293
Lamar Advertising Co. Class A	9,399	981
Lexington Realty Trust	31,060	371
Life Storage, Inc.	12,110	1,300
LTC Properties, Inc.	5,210	200
Mack-Cali Realty Corp.	13,295	228
Marcus & Millichap, Inc. (a)	3,924	153
Maui Land & Pineapple Co., Inc. (a)	1,163	12
Medalist Diversified REIT, Inc. (a)	2,124	3
Medical Properties Trust, Inc.	84,343	1,695
Monmouth Real Estate Investment Corp.	15,489	290
National Health Investors, Inc.	7,224	484
National Retail Properties, Inc.	25,176	1,180
National Storage Affiliates Trust	11,346	574
NETSTREIT Corp.	4,843	112
New Senior Investment Group, Inc.	11,622	102
New York City REIT, Inc. Class A	503	7
Newmark Group, Inc. Class A	23,778	286
NexPoint Residential Trust, Inc.	3,642	200
Office Properties Income Trust	7,613	223
Omega Healthcare Investors, Inc.	37,086	1,346
One Liberty Properties, Inc.	2,776	79
Outfront Media, Inc. (a)	21,327	512
Paramount Group, Inc.	27,255	274
Park Hotels & Resorts, Inc. (a)	30,929	637
Pebblebrook Hotel Trust	20,702	488
Pennsylvania Real Estate Invesment Trust (a)	10,366	26
Physicians Realty Trust	29,878	552
Piedmont Office Realty Trust, Inc. Class A	17,003	314
Plymouth Industrial REIT, Inc.	3,674	74
Postal Realty Trust, Inc. Class A	1,724	31
PotlatchDeltic Corp.	9,296	494
Power REIT (a)	602	24
Preferred Apartment Communities, Inc. Class A	7,459	73
Presidio Property Trust, Inc. Class A	1,363	5
PS Business Parks, Inc.	3,210	475
QTS Realty Trust, Inc. Class A	5,862	453
Rafael Holdings, Inc. Class B (a) (b)	1,707	87
Rayonier, Inc.	13,801	496
RE/MAX Holdings, Inc.	1,934	64
Redfin Corp. (a) (b)	16,394	1,040

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Retail Opportunity Investments Corp.	18,716	$331
Retail Properties of America, Inc.	33,836	387
Retail Value, Inc.	2,724	59
Rexford Industrial Realty, Inc.	19,855	1,131
RLJ Lodging Trust	25,986	396
RPT Realty	12,789	166
Ryman Hospitality Properties, Inc. (a)	8,676	685
Sabra Health Care REIT, Inc.	34,024	619
Safehold, Inc. (b)	2,182	171
Saul Centers, Inc.	2,073	94
Seritage Growth Properties Class A (a) (b)	3,436	63
Service Properties Trust	25,971	327
SITE Centers Corp.	29,927	451
SL Green Realty Corp.	10,381	830
Sotherly Hotels, Inc. (a)	2,176	7
Spirit Realty Capital, Inc.	16,303	780
STAG Industrial, Inc.	25,162	942
STORE Capital Corp.	32,819	1,133
Summit Hotel Properties, Inc. (a)	16,721	156
Sun Communities, Inc.	17,621	3,021
Sunstone Hotel Investors, Inc. (a)	34,073	423
Tanger Factory Outlet Centers, Inc. (b)	15,884	299
Tejon Ranch Co. (a)	3,943	60
Terreno Realty Corp.	10,303	665
The GEO Group, Inc. (b)	19,166	136
The Howard Hughes Corp. (a)	8,163	796
The InterGroup Corp. (a)	131	6
The Macerich Co. (b)	31,565	576
The RMR Group, Inc. Class A	1,138	44
The St. Joe Co.	3,247	145
UMH Properties, Inc.	6,691	146
Uniti Group, Inc.	31,635	335
Universal Health Realty Income Trust	2,039	126
Urban Edge Properties	18,440	352
Urstadt Biddle Properties, Inc. Class A	6,220	121
VEREIT, Inc.	33,938	1,559
VICI Properties, Inc. (b)	84,623	2,625
Washington Prime Group, Inc. (a) (b)	3,854	8
Washington Real Estate Investment Trust	13,327	307
Weingarten Realty Investors	20,110	645
Wheeler Real Estate Investment Trust, Inc. (a)	841	4
Whitestone REIT	5,689	47
WP Carey, Inc.	28,042	2,092
Xenia Hotels & Resorts, Inc. (a)	15,063	282
		80,564
Utilities (1.9%):
ALLETE, Inc.	7,319	512
American States Water Co.	4,945	393
Artesian Resources Corp. Class A	1,331	49
Avangrid, Inc.	8,542	439
Avista Corp.	8,192	350

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Black Hills Corp.	8,620	$566
Cadiz, Inc. (a)	4,097	56
California Water Service Group	6,809	378
Chesapeake Utilities Corp.	1,990	239
Essential Utilities, Inc.	32,514	1,486
Genie Energy Ltd. Class B	3,572	23
Global Water Resources, Inc.	1,745	30
Hawaiian Electric Industries, Inc.	15,828	669
IDACORP, Inc.	7,085	691
MDU Resources Group, Inc.	29,166	913
MGE Energy, Inc.	5,299	394
Middlesex Water Co.	2,285	187
National Fuel Gas Co.	12,355	645
New Jersey Resources Corp.	13,207	523
Northwest Natural Holding Co.	4,105	216
NorthWestern Corp.	6,867	414
OGE Energy Corp.	27,441	923
ONE Gas, Inc.	6,879	510
Ormat Technologies, Inc.	6,175	429
Otter Tail Corp. (c)	5,563	272
PG&E Corp. (a)	215,832	2,195
PNM Resources, Inc.	12,037	587
Portland General Electric Co. (c)	13,131	605
Pure Cycle Corp. (a)	3,540	49
RGC Resources, Inc. (b)	1,141	29
SJW Group	2,957	187
South Jersey Industries, Inc.	15,234	395
Southwest Gas Holdings, Inc.	7,402	490
Spark Energy, Inc. Class A (b)	1,228	14
Spire, Inc.	7,247	524
Sunnova Energy International, Inc. (a)	11,821	445
The York Water Co.	1,915	87
UGI Corp.	29,926	1,385
Unitil Corp. (c)	1,991	105
Vistra Corp.	72,161	1,339
		19,743
Total Common Stocks (Cost $485,154)		1,007,502
Rights (0.0%) (h)
Consumer Discretionary (0.0%):
Zagg, Inc. (a) (f) (g)	4,570	—	(e)
Financials (0.0%):
Sirius International (a) (g) (i)	762	5
Health Care (0.0%):
Achillion Pharmaceuticals (a) (f) (g)	22,837	5
Alder Biopharmaceuticals, Inc. (a) (f) (g)	13,300	12
Chinook Therapeutics (a) (f) (g)	1,625	—
Elanco Animal Health, Inc. (a) (f) (g)	8,052	—
F-Star Therapeutics (a) (f) (g)	1,298	—
Miragen Therapeutics, Inc. (a) (f) (g)	7,890	—

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount		Value
Ocuphire Pharma (a) (f) (g)	168		$—	(e)
Oncternal Therapeutics, Inc. (a) (f)	254		—
Palisade Bio, Inc. (a) (f) (g)	2,758		1
Pfenex, Inc. (a) (f) (g)	3,380		3
Prevail Therapeutics, Inc. (a) (f) (g)	4,938		2
Progenics Pharmaceuticals, Inc. (a) (f) (g)	10,103		2
Qualigen Therapeutics, Inc. (a) (f) (g)	7,487		—
Restorbio, Inc. (a) (f) (g)	547		—
Seelos Therapeutics, Inc. (a) (f) (g)	41		—
Stemline Therapeutics, Inc. (a) (f) (g)	5,762		2
Tetraphase Pharmaceutical (a) (f) (g)	1,178		—	(e)
Unum Therapeutics, Inc. (a) (f) (g)	2,673		—
Yumanity Therapeutics, Inc. (a) (f) (g)	7,051		1
			28
Total Rights (Cost $9)			33
Warrants (0.0%) (h)
Energy (0.0%):
FTS International, Inc. Class A (f) (g)	174		—
FTS International, Inc. Class A (f) (g)	69		—
Nabors Industries Ltd. (g) (i)	425		—
			—
Health Care (0.0%):
Galectin Therapeutics, Inc. Class B (f) (g)	7,552		—
Total Warrants (Cost $—)			—
Corporate Bonds (0.0%) (h)
Financials (0.0%):
GAMCO Investors, Inc., 4.00%, 6/15/23, Callable 8/9/21 @ 100	$—	(e)	—	(e)
Total Corporate Bonds (Cost $3)			—
Mutual Funds (0.0%) (h)
180 Degree Capital Corp. (a)	1,537		13
OFS Credit Co., Inc.	647		9
Total Mutual Funds (Cost $19)			22
Collateral for Securities Loaned^ (5.5%)
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (j)	9,712,925		9,713
HSBC U.S. Government Money Market Fund I Shares, 0.03% (j)	46,588,015		46,588
Total Collateral for Securities Loaned (Cost $56,301)			56,301
Total Investments (Cost $541,486) — 104.6%			1,063,858
Liabilities in excess of other assets — (4.6)%			(47,049)
NET ASSETS — 100.00%			$1,016,809

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  All or a portion of this security has been segregated as collateral for derivative instruments.

(d)  Affiliated security (See Note 8 in the Notes to Financial Statements).

(e)  Rounds to less than $1 thousand.

(f)  Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of the Fund's net assets as of June 30, 2021. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)

(g)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of June 30, 2021, illiquid securities were less than 0.05% of net assets.

(h)  Amount represents less than 0.05% of net assets.

(i)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of the Fund's net assets as of June 30, 2021. (See Note 2 in the Notes to Financial Statements)

(j)  Rate disclosed is the daily yield on June 30, 2021.

PLC — Public Limited Company

REIT — Real Estate Investment Trust

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index Futures	76	9/17/21	$8,747,954	$8,769,640	$21,686
Total unrealized appreciation					$21,686
Total unrealized depreciation					—
Total net unrealized appreciation (depreciation)					$21,686

See notes to financial statements.

USAA Mutual Funds Trust	Statement of Assets and Liabilities June 30, 2021

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Extended Market Index Fund
Assets:
Affiliated investments, at value (Cost $41)	$62
Unaffiliated investments, at value (Cost $541,445)	1,063,796	(a)
Cash	6,120
Deposit with brokers for futures contracts	3,195
Receivables:
Interest and dividends	904
Capital shares issued	421
Investments sold	94
Variation margin on open futures contracts	12
Prepaid expenses	13
Total Assets	1,074,617
Liabilities:
Payables:
Collateral received on loaned securities	56,301
Investments purchased	659
Capital shares redeemed	496
Variation margin on open futures contracts	2
Accrued expenses and other payables:
Investment advisory fees	83
Administration fees	124
Transfer agent fees	56
Compliance fees	—	(b)
Trustees' fees	—	(b)
Other accrued expenses	87
Total Liabilities	57,808
Net Assets:
Capital	395,293
Total accumulated earnings/(loss)	621,516
Net Assets	$1,016,809
Shares (unlimited number of shares authorized with no par value):	34,556
Net asset value, offering and redemption price per share: (c)	$29.42

(a)  Includes $54,503 of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended June 30, 2021

(Amounts in Thousands)  (Unaudited)

	USAA Extended Market Index Fund
Investment Income:
Dividends	$5,488
Affiliated dividend income	—	(a)
Interest	1
Securities lending (net of fees)	339
Foreign tax withholding	(2)
Total Income	5,826
Expenses:
Investment advisory fees	488
Administration fees	732
Sub-Administration fees	14
Custodian fees	20
Transfer agent fees	290
Trustees' fees	23
Compliance fees	3
Legal and audit fees	25
State registration and filing fees	18
Other expenses	75
Total Expenses	1,688
Net Investment Income (Loss)	4,138
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated investment securities	—	(a)
Net realized gains (losses) from unaffiliated investment securities	24,629
Net realized gains (losses) from futures contracts	1,366
Net change in unrealized appreciation/depreciation on affiliated investment securities	14
Net change in unrealized appreciation/depreciation on unaffiliated investment securities	112,084
Net change in unrealized appreciation/depreciation on futures contracts	(162)
Net realized/unrealized gains (losses) on investments	137,931
Change in net assets resulting from operations	$142,069

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Extended Market Index Fund
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
From Investments:
Operations:
Net investment income (loss)	$4,138	$6,623
Net realized gains (losses) from investments	25,995	90,139
Net change in unrealized appreciation/depreciation on investments	111,936	114,710
Change in net assets resulting from operations	142,069	211,472
Change in net assets resulting from distributions to shareholders	—	(29,487)
Change in net assets resulting from capital transactions	(31,371)	(64,538)
Change in net assets	110,698	117,447
Net Assets:
Beginning of period	906,111	788,664
End of period	$1,016,809	$906,111
Capital Transactions:
Proceeds from shares issued	$58,920	$53,107
Distributions reinvested	—	28,637
Cost of shares redeemed	(90,291)	(146,282)
Change in net assets resulting from capital transactions	$(31,371)	$(64,538)
Share Transactions:
Issued	2,124	2,819
Reinvested	—	1,132
Redeemed	(3,240)	(7,699)
Change in Shares	(1,116)	(3,748)

See notes to financial statements.

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA Extended Market Index Fund
Six Months Ended June 30, 2021 (Unaudited)	$25.40	0.12	(c)	3.90	4.02	—	—
Year Ended:
December 31, 2020	$20.01	0.18	(c)	6.05	6.23	(0.21)	(0.63)
December 31, 2019	$16.14	0.20	(c)	4.31	4.51	(0.26)	(0.38)
December 31, 2018	$18.98	0.17		(1.96)	(1.79)	(0.17)	(0.88)
December 31, 2017	$17.34	0.18		2.88	3.06	(0.18)	(1.24)
December 31, 2016	$16.06	0.18		2.33	2.51	(0.18)	(1.05)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Per share net investment income (loss) has been calculated using the average daily shares method.

(d)  Prior to February 24, 2018, the Fund was a feeder fund in a master-feeder structure investing in Master Extended Market Index Series ("the Series") before converting to a stand-alone fund. Expenses include expenses allocated to the Fund by the Series prior to the conversion.

(e)  Reflects the period of February 24, 2018 to December 31, 2018, after the Fund converted to a stand-alone fund.

(f)  Represents the portfolio turnover of the Master Extended Market Index Series.

See notes to financial statements.

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets						Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return*(a)	Net Expenses^(b)		Net Investment Income (Loss)(b)		Gross Expenses(b)		Net Assets, End of Period (000's)	Portfolio Turnover(a)
USAA Extended Market Index Fund
Six Months Ended June 30, 2021 (Unaudited)	—	$29.42	15.83%	0.35%		0.85%		0.35%		$1,016,809	9%
Year Ended:
December 31, 2020	(0.84)	$25.40	31.20%	0.38%		0.91%		0.38%		$906,111	31%
December 31, 2019	(0.64)	$20.01	27.94%	0.41%		1.06%		0.41%		$788,664	24%
December 31, 2018	(1.05)	$16.14	(9.70)%	0.43	%(d)	0.90	%(d)	0.43	%(d)	$656,406	12	%(e)
December 31, 2017	(1.42)	$18.98	17.72%	0.44%		0.93%		0.44%		$765,211	11	%(f)
December 31, 2016	(1.23)	$17.34	15.48%	0.48%		1.14%		0.48%		$671,703	13	%(f)

See notes to financial statements.

USAA Mutual Funds Trust	Notes to Financial Statements June 30, 2021

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Extended Market Index Fund (the "Fund"). The Fund is classified as diversified under the 1940 Act.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), American Depositary Receipts ("ADRs"), and Rights are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

Investments in open-end investment companies are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund's NAV is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are considered as Level 2 in the fair value hierarchy.

A summary of the valuations as of June 30, 2021, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2		Level 3		Total
Common Stocks	$1,007,436	$—		$66		$1,007,502
Rights	—	5		28		33
Warrants	—	—	(a)	—	(a)	—	(a)
Corporate Bonds	—	—	(a)	—		—	(a)
Mutual Funds	22	—		—		22
Collateral for Securities Loaned	56,301	—		—		56,301
Total	$1,063,759	$5		$94		$1,063,858
Other Financial Investments^
Assets:
Futures Contracts	$22	$—		$—		$22
Total	$22	$—		$—		$22

^  Futures contracts are valued at the unrealized appreciation (depreciation) on the investment.

(a)  Zero market value security.

As of June 30, 2021, there were no significant Level 3 holdings in the fair value hierarchy.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

Investment Companies:

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Derivative Instruments:

Futures Contracts:

The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and Liabilities under Deposit with brokers for futures contracts.

During the six months ended June 30, 2021, the Fund entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2021 (amounts in thousands):

Assets
Variation Margin Receivable on Open Futures Contracts*
Equity Risk Exposure	$22

*  Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only the current day's variation margin for futures contracts is reported within the Statement of Assets and Liabilities.

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the six months ended June 30, 2021 (amounts in thousands):

	Net Realized Gains (Losses) on Derivatives Recognized as a Result from Operations	Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result from Operations
	Net Realized Gains (Losses) from Futures Contracts	Net Change in Unrealized Appreciation/Depreciation on Futures Contracts
Equity Risk Exposure	$1,366	$(162)

The underlying face value of open derivative positions relative to the Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis.

Withholding taxes on interest, dividends, and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Fund, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100 thousand. Collateral may be cash, U.S. government securities, or other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. Cash collateral may be invested in high-quality, short-term investments, primarily open-end investment companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged, except to satisfy borrower default. Cash collateral is listed on the Fund's Schedule of Portfolio Investments and Financial Statements while non-cash collateral is not included.

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of June 30, 2021.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$54,503	$—	$56,301

Foreign Taxes:

The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2021, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$90,225	$117,822

There were no purchases or sales of U.S. government securities during the six months ended June 30, 2021.

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended June 30, 2021, are reflected on the Statement of Operations as Investment Advisory fees.

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended June 30, 2021, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.15% of average daily net assets of the Fund. Amounts incurred for the six months ended June 30, 2021, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended June 30, 2021, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended June 30, 2021, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Amounts incurred and paid to VCTA for the six months ended June 30, 2021, are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended June 30, 2021, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

limit for the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of June 30, 2021, the expense limit (excluding voluntary waivers) was 0.43%.

Under the terms of the expense limitation agreement, amended May 1, 2021, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. Prior to May 1, 2021 the Fund was permitted to recoup fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the limitations above. This change did not have any effect on the amounts previously reported for recoupment. As of June 30, 2021, there are no amounts available to be repaid to the Adviser.

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2021.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.

Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.

Small-Capitalization and Mid-Capitalization Stock Risk — The Fund invests in small- and mid-capitalization companies, which may be more vulnerable than larger companies to adverse business or economic conditions. Securities of small and mid-capitalization companies may be less liquid and more volatile than securities of larger companies or the market in general and, therefore, may involve greater risk than investing in securities of larger companies.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2021, with a termination date of June 27, 2022. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended June 30, 2021, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. For the period June 29, 2020, through April 30, 2021, under an amended Line of Credit agreement, Citibank received an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the upfront fee. Effective with the renewal, the annual commitment fee of 0.15% remains unchanged and the upfront fee of 0.10% was discontinued. Interest charged to each fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended June 30, 2021.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period is presented on the Statement of Operations under Interfund lending.

The Fund did not utilize or participate in the Facility during the six-months ended June 30, 2021.

7. Federal Income Tax Information:

The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year ending December 31, 2021

As of December 31, 2020, the Fund had no capital loss carryforwards, for federal income tax purposes.

8. Affiliated Securities:

An affiliated security is a security in which the Fund has ownership of at least 5% of the security's outstanding voting shares, an investment company managed by VCM, or an issuer under common

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

control with a Fund or VCM. The Fund does not invest in affiliated securities for the purpose of exercising management or control. These securities are noted as affiliated on the Fund's Schedule of Portfolio Investments.

Section 12(d)(3) of the 1940 Act, and Rule 12d3-1(c) under the 1940 Act, generally prohibit a fund from purchasing the securities issued by, among other entities, a fund's investment adviser. When a fund's investment objective is to track the performance of an unaffiliated index by investing in the stocks that comprise that index, the staff of the SEC has taken the position that, subject to certain conditions, the fund may establish and maintain a position in the common stock of an affiliate of the fund's investment adviser in an amount approximately in proportion to the percentage that the stock is represented in the index. In seeking to provide investment results that closely correspond to its respective unaffiliated index, one or more Funds may hold the securities of Victory Capital Holdings, Inc., the parent company of VCM and other Fund service providers. Transactions in affiliated securities during the six months ended June 30, 2021 were as follows (amount in thousands):

	Fair Value 12/31/20	Purchases at Cost		Proceeds from Sales	Realized Gains (Losses)		Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 6/30/21	Dividend Income
Victory Capital Holdings Inc.	$50	$—	*	$(2)	$—	*	$—	$14	$62	$—

*  Rounds to less than $1 thousand.

USAA Mutual Funds Trust	Supplemental Information June 30, 2021

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021, through June 30, 2021.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

Beginning Account Value 1/1/21	Actual Ending Account Value 6/30/21	Hypothetical Ending Account Value 6/30/21	Actual Expenses Paid During Period 1/1/21- 6/30/21*	Hypothetical Expenses Paid During Period 1/1/21- 6/30/21*	Annualized Expense Ratio During Period 1/1/21- 6/30/21
$1,000.00	$1,158.30	$1,023.06	$1.87	$1.76	0.35%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

USAA Mutual Funds Trust	Supplemental Information — continued June 30, 2021

  (Unaudited)

Liquidity Risk Management Program:

The USAA Mutual Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage the Fund's liquidity risk, taking into consideration the Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The USAA Mutual Fund's Board of Trustees approved the appointment of the Fund's investment adviser, Victory Capital Management Inc. ("Victory Capital"), as the administrator of the LRMP.

Victory Capital manages liquidity risks associated with the Fund's investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund's investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Fund's portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.

At a meeting held on March 10, 2021, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund's LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors' interest in the Fund. During the review period, the Fund's portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the Fund reasonably expects to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a highly liquid investment minimum. The Fund's investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

37757-0821

JUNE 30, 2021

Semi Annual Report

USAA Nasdaq-100 Index Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member of FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	12
Notes to Financial Statements	14
Supplemental Information	23
Proxy Voting and Portfolio Holdings Information	23
Expense Examples	23
Liquidity Risk Management Program	24
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

1

USAA Mutual Funds Trust USAA Nasdaq-100 Index Fund	June 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund's investment objective seeks to match, before fees and expenses, the performance of the stocks composing the Nasdaq-100 Index. The Nasdaq-100 Index (the "Index") represents 100 of the largest nonfinancial stocks traded on The Nasdaq Stock Market®.

Sector Allocation*:

June 30, 2021

(% of Net Assets)

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

2

USAA Mutual Funds Trust USAA Nasdaq-100 Index Fund	Schedule of Portfolio Investments June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.7%)
Communication Services (19.5%):
Activision Blizzard, Inc.	229,531	$21,906
Alphabet, Inc. Class A (a)	58,382	142,557
Alphabet, Inc. Class C (a)	62,814	157,432
Baidu, Inc., ADR (a)	76,539	15,606
Charter Communications, Inc. Class A (a)	55,732	40,208
Comcast Corp. Class A	1,354,354	77,225
Electronic Arts, Inc.	84,540	12,159
Facebook, Inc. Class A (a)	465,123	161,728
Fox Corp. Class A	96,576	3,586
Fox Corp. Class B	74,815	2,634
Match Group, Inc. (a)	79,838	12,874
NetEase, Inc., ADR	89,006	10,258
Netflix, Inc. (a)	130,980	69,185
Sirius XM Holdings, Inc. (b)	1,208,403	7,903
T-Mobile U.S., Inc. (a)	368,319	53,344
		788,605
Communications Equipment (1.6%):
Cisco Systems, Inc.	1,244,867	65,978
Consumer Discretionary (17.4%):
Amazon.com, Inc. (a)	97,900	336,792
Booking Holdings, Inc. (a)	12,127	26,535
Dollar Tree, Inc. (a)	68,518	6,818
eBay, Inc.	201,243	14,129
JD.com, Inc., ADR (a)	238,045	18,998
Lululemon Athletica, Inc. (a)	36,962	13,490
Marriott International, Inc. Class A (a)	96,192	13,132
MercadoLibre, Inc. (a)	14,726	22,940
O'Reilly Automotive, Inc. (a)	20,607	11,668
Peloton Interactive, Inc. Class A (a)	79,386	9,846
Pinduoduo, Inc., ADR (a)	111,762	14,196
Ross Stores, Inc.	105,342	13,062
Starbucks Corp.	348,067	38,917
Tesla, Inc. (a)	231,421	157,297
Trip.com Group Ltd., ADR (a)	155,627	5,519
		703,339
Consumer Staples (4.8%):
Costco Wholesale Corp.	130,724	51,724
Keurig Dr Pepper, Inc.	418,694	14,755
Mondelez International, Inc. Class A	414,948	25,909
Monster Beverage Corp. (a)	156,136	14,263
PepsiCo, Inc.	408,130	60,473
The Kraft Heinz Co.	361,315	14,734
Walgreens Boots Alliance, Inc.	255,340	13,433
		195,291
See notes to financial statements.

3

USAA Mutual Funds Trust USAA Nasdaq-100 Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Electronic Equipment, Instruments & Components (0.2%):
CDW Corp.	41,416	$7,233
Health Care (6.7%):
Alexion Pharmaceuticals, Inc. (a)	65,289	11,994
Align Technology, Inc. (a)	23,377	14,283
Amgen, Inc.	169,722	41,370
Biogen, Inc. (a)	44,474	15,400
Cerner Corp.	89,009	6,957
DexCom, Inc. (a)	28,567	12,198
Gilead Sciences, Inc. (c)	370,481	25,511
IDEXX Laboratories, Inc. (a)	25,191	15,909
Illumina, Inc. (a)	43,128	20,409
Incyte Corp. (a)	64,964	5,466
Intuitive Surgical, Inc. (a)	34,978	32,167
Moderna, Inc. (a)	118,610	27,871
Regeneron Pharmaceuticals, Inc. (a)	30,926	17,273
Seagen, Inc. (a)	53,607	8,464
Vertex Pharmaceuticals, Inc. (a)	76,468	15,418
		270,690
Industrials (1.7%):
Cintas Corp.	31,033	11,855
Copart, Inc. (a)	69,885	9,213
CSX Corp.	671,205	21,532
Fastenal Co.	169,694	8,824
PACCAR, Inc.	102,549	9,152
Verisk Analytics, Inc.	47,881	8,366
		68,942
IT Services (4.6%):
Automatic Data Processing, Inc.	125,698	24,966
Cognizant Technology Solutions Corp. Class A	155,797	10,790
Fiserv, Inc. (a)	196,962	21,053
Okta, Inc. (a)	36,941	9,039
Paychex, Inc.	106,449	11,422
PayPal Holdings, Inc. (a)	347,012	101,147
VeriSign, Inc. (a)	33,267	7,575
		185,992
Semiconductors & Semiconductor Equipment (15.3%):
Advanced Micro Devices, Inc. (a)	358,915	33,713
Analog Devices, Inc.	108,951	18,757
Applied Materials, Inc.	269,988	38,446
ASML Holding NV, NYS	23,470	16,214
Broadcom, Inc.	120,612	57,513
Intel Corp.	1,192,816	66,965
KLA Corp.	45,279	14,680
Lam Research Corp.	42,129	27,413
Marvell Technology, Inc.	242,013	14,117
Maxim Integrated Products, Inc.	79,274	8,352
Microchip Technology, Inc.	80,800	12,099

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Nasdaq-100 Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Micron Technology, Inc. (a)	331,263	$28,151
NVIDIA Corp.	184,032	147,244
NXP Semiconductors NV	81,456	16,757
QUALCOMM, Inc.	333,208	47,625
Skyworks Solutions, Inc.	48,767	9,351
Texas Instruments, Inc.	272,806	52,460
Xilinx, Inc.	72,620	10,504
		620,361
Software (16.0%):
Adobe, Inc. (a)	141,201	82,693
ANSYS, Inc. (a)	25,745	8,935
Atlassian Corp. PLC Class A (a)	39,963	10,265
Autodesk, Inc. (a)	65,007	18,976
Cadence Design Systems, Inc. (a)	82,199	11,246
Check Point Software Technologies Ltd. (a)	39,965	4,641
DocuSign, Inc. (a)	57,471	16,067
Intuit, Inc.	80,720	39,566
Microsoft Corp. (c)	1,462,036	396,066
Splunk, Inc. (a)	48,416	7,000
Synopsys, Inc. (a)	45,070	12,430
Workday, Inc. Class A (a)	55,830	13,329
Zoom Video Communications, Inc. Class A (a)	69,795	27,013
		648,227
Technology Hardware, Storage & Peripherals (11.0%):
Apple, Inc.	3,239,420	443,671
Utilities (0.9%):
American Electric Power Co., Inc. (c)	147,626	12,488
Exelon Corp.	288,655	12,790
Xcel Energy, Inc. (c)	158,985	10,474
		35,752
Total Common Stocks (Cost $1,213,098)		4,034,081
Collateral for Securities Loaned^ (0.2%)
HSBC U.S. Government Money Market Fund I Shares, 0.03% (d)	8,121,186	8,121
Total Collateral for Securities Loaned (Cost $8,121)		8,121
Total Investments (Cost $1,221,219) — 99.9%		4,042,202
Other assets in excess of liabilities — 0.1%		5,790
NET ASSETS — 100.00%		$4,047,992

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  All or a portion of this security has been segregated as collateral for derivative instruments.

(d)  Rate disclosed is the daily yield on June 30, 2021.

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Nasdaq-100 Index Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

ADR — American Depositary Receipt

NYS — New York Registered Shares

PLC — Public Limited Company

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini Futures	50	9/17/21	$13,923,409	$14,549,000	$625,591
Total unrealized appreciation					$625,591
Total unrealized depreciation					—
Total net unrealized appreciation (depreciation)					$625,591

See notes to financial statements.

6

USAA Mutual Funds Trust	Statement of Assets and Liabilities June 30, 2021

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Nasdaq-100 Index Fund
Assets:
Investments, at value (Cost $1,221,219)	$4,042,202	(a)
Cash	10,121
Deposit with brokers for futures contracts	4,368
Receivables:
Interest and dividends	544
Capital shares issued	2,091
From Adviser	5
Prepaid expenses	42
Total Assets	4,059,373
Liabilities:
Payables:
Collateral received on loaned securities	8,121
Capital shares redeemed	1,886
Variation margin on open futures contracts	14
Accrued expenses and other payables:
Investment advisory fees	643
Administration fees	476
Custodian fees	23
Transfer agent fees	202
Compliance fees	1
Trustees' fees	—	(b)
12b-1 fees	—	(b)
Other accrued expenses	15
Total Liabilities	11,381
Net Assets:
Capital	1,077,117
Total accumulated earnings/(loss)	2,970,875
Net Assets	$4,047,992
Net Assets
Fund Shares	$3,933,571
Institutional Shares	79,590
Class A	653
Class C	767
R6 Shares	33,411
Total	$4,047,992
Shares (unlimited number of shares authorized with no par value):
Fund Shares	97,794
Institutional Shares	1,974
Class A	16
Class C	19
R6 Shares	830
Total	100,633
Net asset value, offering and redemption price per share: (c)
Fund Shares	$40.22
Institutional Shares	$40.31
Class A	$40.26
Class C (d)	$39.97
R6 Shares	$40.26
Maximum Sales Charge — Class A	2.25%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A shares	$41.19

(a)  Includes $7,824 of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(d)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

7

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended June 30, 2021

(Amounts in Thousands)  (Unaudited)

	USAA Nasdaq-100 Index Fund
Investment Income:
Dividends	$13,623
Interest	1
Securities lending (net of fees)	6
Foreign tax withholding	(14)
Total Income	13,616
Expenses:
Investment advisory fees	3,748
Administration fees — Fund Shares	2,731
Administration fees — Institutional Shares	35
Administration fees — Class A	—	(a)
Administration fees — Class C	—	(a)
Administration fees — R6 Shares	9
Sub-Administration fees	11
12b-1 fees — Class A	1
12b-1 fees — Class C	2
Custodian fees	83
Transfer agent fees — Fund Shares	979
Transfer agent fees — Institutional Shares	35
Transfer agent fees — Class A	—	(a)
Transfer agent fees — Class C	—	(a)
Transfer agent fees — R6 Shares	2
Trustees' fees	23
Compliance fees	11
Legal and audit fees	20
State registration and filing fees	86
Other expenses	276
Total Expenses	8,052
Expenses waived/reimbursed by Adviser	(16)
Net Expenses	8,036
Net Investment Income (Loss)	5,580
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	36,607
Net realized gains (losses) from futures contracts	1,223
Net change in unrealized appreciation/depreciation on investment securities	427,415
Net change in unrealized appreciation/depreciation on futures contracts	(10)
Net realized/unrealized gains (losses) on investments	465,235
Change in net assets resulting from operations	$470,815

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

8

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Nasdaq-100 Index Fund
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
From Investments:
Operations:
Net investment income (loss)	$5,580	$13,635
Net realized gains (losses) from investments	37,830	117,807
Net change in unrealized appreciation/depreciation on investments	427,405	1,071,581
Change in net assets resulting from operations	470,815	1,203,023
Distributions to Shareholders:
Fund Shares	—	(53,982)
Institutional Shares (a)	—	(733)
Class A (a)	—	(1)
Class C (a)	—	(2)
R6 Shares	—	(582)
Change in net assets resulting from distributions to shareholders	—	(55,300)
Change in net assets resulting from capital transactions	(99,773)	67,688
Change in net assets	371,042	1,215,411
Net Assets:
Beginning of period	3,676,950	2,461,539
End of period	$4,047,992	$3,676,950

(a)  Institutional Shares, Class A, and Class C activity is for the period June 29, 2020 (commencement of operations) to Dec 31, 2020.

(continues on next page)

See notes to financial statements.

9

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	USAA Nasdaq-100 Index Fund
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Capital Transactions:
Fund Shares
Proceeds from shares issued	$334,952	$963,224
Distributions reinvested	—	52,834
Cost of shares redeemed	(442,172)	(1,005,018)
Total Fund Shares	$(107,220)	$11,040
Institutional Shares (a)
Proceeds from shares issued	$20,198	$53,408
Distributions reinvested	—	718
Cost of shares redeemed	(6,789)	(3,989)
Total Institutional Shares	$13,409	$50,137
Class A (a)
Proceeds from shares issued	$602	$157
Distributions reinvested	—	1
Cost of shares redeemed	(174)	—
Total Class A	$428	$158
Class C (a)
Proceeds from shares issued	$522	$173
Distributions reinvested	—	2
Total Class C	$522	$175
R6 Shares
Proceeds from shares issued	$13,795	$17,111
Distributions reinvested	—	391
Cost of shares redeemed	(20,707)	(11,324)
Total R6 Shares	$(6,912)	$6,178
Change in net assets resulting from capital transactions	$(99,773)	$67,688

(a)  Institutional Shares, Class A, and Class C activity is for the period June 29, 2020 (commencement of operations) to Dec 31, 2020.

(continues on next page)

See notes to financial statements.

10

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	USAA Nasdaq-100 Index Fund
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Share Transactions:
Fund Shares
Issued	9,046	35,707
Reinvested	—	1,506
Redeemed	(12,032)	(36,756)
Total Fund Shares	(2,986)	457
Institutional Shares (a)
Issued	551	1,706
Reinvested	—	20
Redeemed	(183)	(120)
Total Institutional Shares	368	1,606
Class A (a)
Issued	16	5
Reinvested	—	— (b)
Redeemed	(5)	—
Total Class A	11	5
Class C (a)
Issued	14	5
Reinvested	—	— (b)
Total Class C	14	5
R6 Shares
Issued	377	602
Reinvested	—	11
Redeemed	(545)	(390)
Total R6 Shares	(168)	223
Change in Shares	(2,761)	2,296

(a)  Institutional Shares, Class A, and Class C activity is for the period June 29, 2020 (commencement of operations) to Dec 31, 2020.

(b)  Rounds to less than 1 thousand shares.

See notes to financial statements.

11

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA Nasdaq-100 Index Fund
Fund Shares
Six Months Ended June 30, 2021 (Unaudited)	$35.56	0.05	(d)	4.61	4.66	—	—
Year Ended:
December 31, 2020	$24.35	0.13	(d)	11.62	11.75	(0.13)	(0.41)
December 31, 2019	$17.69	0.13	(d)	6.74	6.87	(0.13)	(0.08)
December 31, 2018	$17.89	0.11		(0.18)	(0.07)	(0.12)	(0.01)
December 31, 2017	$13.79	0.07		4.38	4.45	(0.08)	(0.27)
December 31, 2016	$12.99	0.09		0.78	0.87	(0.07)	—
Institutional Shares
Six Months Ended June 30, 2021 (Unaudited)	$35.64	0.05	(d)	4.62	4.67	—	—
June 29, 2020 (e) through December 31, 2020	$27.86	0.07	(d)	8.17	8.24	(0.05)	(0.41)
Class A
Six Months Ended June 30, 2021 (Unaudited)	$35.64	0.01	(d)	4.61	4.62	—	—
June 29, 2020 (e) through December 31, 2020	$27.86	0.02	(d)	8.18	8.20	(0.01)	(0.41)
Class C
Six Months Ended June 30, 2021 (Unaudited)	$35.51	(0.14	)(d)	4.60	4.46	—	—
June 29, 2020 (e) through December 31, 2020	$27.86	(0.10	)(d)	8.16	8.06	—	(0.41)
R6 Shares
Six Months Ended June 30, 2021 (Unaudited)	$35.57	0.08	(d)	4.61	4.69	—	—
Year Ended:
December 31, 2020	$24.35	0.17	(d)	11.63	11.80	(0.17)	(0.41)
December 31, 2019	$17.68	0.15	(d)	6.74	6.89	(0.14)	(0.08)
December 31, 2018	$17.89	0.12		(0.18)	(0.06)	(0.14)	(0.01)
March 1, 2017 (e) through December 31, 2017	$15.31	0.08		2.87	2.95	(0.10)	(0.27)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See notes to financial statements.

12

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)*(a)	Net Expenses^(b)	Net Investment Income (Loss)(b)	Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA Nasdaq-100 Index Fund
Fund Shares
Six Months Ended June 30, 2021 (Unaudited)	—	$40.22	13.10%	0.43%	0.30%	0.43%	$3,933,571	1%
Year Ended:
December 31, 2020	(0.54)	$35.56	48.30%	0.44%	0.46%	0.44%	$3,583,838	17%
December 31, 2019	(0.21)	$24.35	38.86%	0.48%	0.63%	0.48%	$2,442,662	9%
December 31, 2018	(0.13)	$17.69	(0.44)%	0.48%	0.64%	0.48%	$1,750,674	5%
December 31, 2017	(0.35)	$17.89	32.29%	0.51%	0.60%	0.51%	$1,623,579	5%
December 31, 2016	(0.07)	$13.79	6.68%	0.53%	0.77%	0.53%	$1,078,319	4%
Institutional Shares
Six Months Ended June 30, 2021 (Unaudited)	—	$40.31	13.10%	0.44%	0.29%	0.44%	$79,590	1%
June 29, 2020 (e) through December 31, 2020	(0.46)	$35.64	29.60%	0.44%	0.42%	0.47%	$57,240	17%
Class A
Six Months Ended June 30, 2021 (Unaudited)	—	$40.26	12.96%	0.70%	0.04%	4.02%	$653	1%
June 29, 2020 (e) through December 31, 2020	(0.42)	$35.64	29.46%	0.70%	0.11%	46.74%	$167	17%
Class C
Six Months Ended June 30, 2021 (Unaudited)	—	$39.97	12.56%	1.45%	(0.75)%	6.24%	$767	1%
June 29, 2020 (e) through December 31, 2020	(0.41)	$35.51	28.95%	1.45%	(0.61)%	19.93%	$194	17%
R6 Shares
Six Months Ended June 30, 2021 (Unaudited)	—	$40.26	13.19%	0.30%	0.41%	0.30%	$33,411	1%
Year Ended:
December 31, 2020	(0.58)	$35.57	48.51%	0.31%	0.59%	0.31%	$35,511	17%
December 31, 2019	(0.22)	$24.35	38.99%	0.39%	0.71%	0.42%	$18,877	9%
December 31, 2018	(0.15)	$17.68	(0.38)%	0.40%	0.72%	0.45%	$12,667	5%
March 1, 2017 (e) through December 31, 2017	(0.37)	$17.89	19.27%	0.40%	0.66%	1.01%	$5,860	5%

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Commencement of operations.

See notes to financial statements.

13

USAA Mutual Funds Trust	Notes to Financial Statements June 30, 2021

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Nasdaq-100 Index Fund (the "Fund"). The Fund offers five classes of shares: Fund Shares, Institutional Shares, Class A, Class C, and R6 Shares. The Fund is classified as non-diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges, except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

14

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), American Depositary Receipts ("ADRs"), and Rights are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of June 30, 2021, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Common Stocks	$4,034,081	$—	$—	$4,034,081
Collateral for Securities Loaned	8,121	—	—	8,121
Total	$4,042,202	$—	$—	$4,042,202
Other Financial Investments^
Assets:
Futures Contracts	$626	$—	$—	$626
Total	$626	$—	$—	$626

^  Futures contracts are valued at the unrealized appreciation (depreciation) on the investment.

As of June 30, 2021, there were no significant Level 3 holdings in the fair value hierarchy.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

15

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

Derivative Instruments:

Futures Contracts:

The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and Liabilities under Deposit with brokers for futures contracts.

During the six months ended June 30, 2021, the Fund entered into futures contracts primarily for the strategy of gaining exposure to a particular asset class or securities market.

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2021 (amounts in thousands):

Assets
Variation Margin Receivable on Open Futures Contracts*
Equity Risk Exposure	$626

*  Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day's variation margin for futures contracts is reported within the Statement of Assets and Liabilities.

The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the six months ended June 30, 2021 (amounts in thousands):

	Net Realized Gains (Losses) on Derivatives Recognized as a Result from Operations	Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result from Operations
	Net Realized Gains (Losses) from Futures Contracts	Net Change in Unrealized Appreciation/Depreciation on Futures Contracts
Equity Risk Exposure	$1,223	$(10)

The underlying face value of open derivative positions relative to the Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.

16

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis.

Withholding taxes on interest, dividends, and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Fund, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100 thousand. Collateral may be cash, U.S. government securities, or other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. Cash collateral may be invested in high-quality, short-term investments, primarily open-end investment companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged, except to satisfy borrower default. Cash collateral is listed on the Fund's Schedule of Portfolio Investments and Financial Statements while non-cash collateral is not included.

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of June 30, 2021.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$7,824	$—	$8,121

Foreign Taxes:

The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal

17

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2021, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$27,015	$115,797

There were no purchases or sales of U.S. government securities during the six months ended June 30, 2021.

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.20% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended June 30, 2021, are reflected on the Statement of Operations as Investment Advisory fees.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended June 30, 2021, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.15%, 0.10%, 0.15%, 0.15%, and 0.05% of average daily net assets of the Fund Shares, Institutional Shares, Class A, Class C,

18

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

and R6 Shares, respectively. Amounts incurred for the six months ended June 30, 2021, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended June 30, 2021, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended June 30, 2021, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares, Class A, Class C, and R6 Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10%, 0.10%, 0.10%, and 0.01%, respectively, of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended June 30, 2021, are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% and 1.00% of the average daily net assets of Class A and Class C, respectively. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A and Class C of the Fund. Amounts incurred and paid to the Distributor are reflected on the Statement of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commissions on sales of the Class A. For the six months ended June 30, 2021, the Distributor received approximately less than $1 thousand from commissions earned on sale of Class A.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended June 30, 2021, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

19

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of June 30, 2021, the expense limits (excluding voluntary waivers) were 0.48%, 0.44%, 0.70%, 1.45%, and 0.40% for Fund Shares, Institutional Shares, Class A, Class C, and R6 Shares, respectively.

Under the terms of the expense limitation agreement, amended May 1, 2021, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. Prior to May 1, 2021 the Fund was permitted to recoup fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the limitations above. This change did not have any effect on the amounts previously reported for recoupment.

As of June 30, 2021, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at June 30, 2021.

Expires 2023	Expires 2024	Total
$22	$16	$38

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2021.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.

Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.

Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

20

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2021, with a termination date of June 27, 2022. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended June 30, 2021, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. For the period June 29, 2020, through April 30, 2021, under an amended Line of Credit agreement, Citibank received an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the upfront fee. Effective with the renewal, the annual commitment fee of 0.15% remains unchanged and the upfront fee of 0.10% was discontinued. Interest charged to each fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended June 30, 2021.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period is presented on the Statement of Operations under Interfund lending.

The Fund did not utilize or participate in the Facility during the six-months ended June 30, 2021.

7. Federal Income Tax Information:

The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

21

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year ending December 31, 2021.

As of the tax year ended December 31, 2020, the Fund had no capital loss carryforwards, for federal income tax purposes.

22

USAA Mutual Funds Trust	Supplemental Information June 30, 2021

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021, through June 30, 2021.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/21	Actual Ending Account Value 6/30/21	Hypothetical Ending Account Value 6/30/21	Actual Expenses Paid Period 1/1/21- 6/30/21*	Hypothetical Expenses Paid During Period 1/1/21- 6/30/21*	Annualized Expense Ratio During Period 1/1/21- 6/30/21
Fund Shares	$1,000.00	$1,131.00	$1,022.66	$2.27	$2.16	0.43%
Institutional Shares	1,000.00	1,131.00	1,022.61	2.32	2.21	0.44%
Class A	1,000.00	1,129.60	1,021.32	3.70	3.51	0.70%
Class C	1,000.00	1,125.60	1,017.60	7.64	7.25	1.45%
R6 Shares	1,000.00	1,131.90	1,023.31	1.59	1.51	0.30%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

23

USAA Mutual Funds Trust	Supplemental Information — continued June 30, 2021

  (Unaudited)

Liquidity Risk Management Program:

The USAA Mutual Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage the Fund's liquidity risk, taking into consideration the Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The USAA Mutual Fund's Board of Trustees approved the appointment of the Fund's investment adviser, Victory Capital Management Inc. ("Victory Capital"), as the administrator of the LRMP.

Victory Capital manages liquidity risks associated with the Fund's investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund's investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Fund's portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.

At a meeting held on March 10, 2021, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund's LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors' interest in the Fund. During the review period, the Fund's portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the Fund reasonably expects to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a highly liquid investment minimum. The Fund's investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

24

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

37758-0821

JUNE 30, 2021

Semi Annual Report

USAA Ultra Short-Term Bond Fund

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member of FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	17
Statement of Operations	18
Statements of Changes in Net Assets	19
Financial Highlights	22
Notes to Financial Statements	26
Supplemental Information	36
Proxy Voting and Portfolio Holdings Information	36
Expense Examples	36
Liquidity Risk Management Program	37
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

• NOT FDIC INSURED • NO BANK GUARANTEE •  MAY LOSE VALUE

1

USAA Mutual Funds Trust USAA Ultra Short-Term Bond Fund	June 30, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund's investment objective seeks to provide high current income consistent with preservation of principal.

Asset Allocation*:

June 30, 2021

(% of Net Assets)

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

2

USAA Mutual Funds Trust USAA Ultra Short-Term Bond Fund	Schedule of Portfolio Investments June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (13.1%)
American Credit Acceptance Receivables Trust, Series 2020-3, Class B, 1.15%, 8/13/24, Callable 9/13/23 @ 100 (a)	$750	$754
ARI Fleet Lease Trust, Series 2017-A, Class A3, 2.28%, 4/15/26, Callable 7/15/21 @ 100 (a)	338	340
Ascentium Equipment Receivables Trust, Series 2017-2A, Class C, 2.87%, 8/10/22, Callable 1/10/22 @ 100 (a)	490	495
Bank of The West Auto Trust, Series 2019-1, Class A3, 2.43%, 4/15/24, Callable 3/15/23 @ 100 (a)	793	802
Bank of The West Auto Trust, Series 2019-1, Class C, 2.90%, 4/15/25, Callable 3/15/23 @ 100 (a)	1,000	1,037
BCC Funding Corp. XVI LLC, Series 2019-1A, Class A2, 2.46%, 8/20/24, Callable 6/20/23 @ 100 (a)	606	612
BCC Funding XIV LLC, Series 18-1A, Class C, 3.62%, 8/21/23, Callable 11/20/21 @ 100 (a)	570	574
California Republic Auto Receivables Trust, Series 2017-1, Class B, 2.91%, 12/15/22, Callable 7/15/21 @ 100	237	238
Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class B, 3.63%, 1/19/24, Callable 3/19/22 @ 100 (a)	250	256
CarMax Auto Owner Trust, Series 2020-2, Class A2B, 1.37% (LIBOR03M+130bps), 1/17/23, Callable 10/15/23 @ 100 (b)	107	107
Carvana Auto Receivables Trust, Series 2019-2A, Class D, 3.28%, 1/15/25, Callable 4/15/24 @ 100 (a)	560	578
Carvana Auto Receivables Trust, Series 2021-N1, Class C, 1.30%, 1/10/28, Callable 5/10/25 @ 100	750	756
Carvana Auto Receivables Trust 2021-N2, Series 2021-N2, Class C, 1.07%, 3/10/28, Callable 6/10/26 @ 100	375	375
CCG Receivables Trust, Series 2019-1, Class C, 3.57%, 9/14/26, Callable 11/14/22 @ 100 (a)	750	775
CCG Receivables Trust, Series 2019-1, Class B, 3.22%, 9/14/26, Callable 11/14/22 @ 100 (a)	1,000	1,033
Chase Auto Credit Linked Notes, Series 2020-1, Class B, 0.99%, 1/25/28, Callable 2/25/24 @ 100 (a)	344	345
Chesapeake Funding II LLC, Series 2019-1A, Class A1, 2.94%, 4/15/31, Callable 6/15/22 @ 100 (a)	852	859
Chesapeake Funding II LLC, Series 18-2A, Class C, 3.72%, 8/15/30, Callable 10/15/21 @ 100 (a)	650	656
CPS Auto Receivables Trust, Series 2020-C, Class B, 1.01%, 1/15/25, Callable 9/15/23 @ 100 (a)	364	365
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00%, 5/15/30, Callable 11/15/24 @ 100 (a)	218	218
Credit Acceptance Auto Loan Trust, Series 2021-2A, Class A, 0.96%, 2/15/30, Callable 12/15/24 @ 100 (a)	500	500
Crossroads Asset Trust, Series 2021-A, Class A2, 0.82%, 3/20/24, Callable 8/20/24 @ 100 (a)	241	242
Dell Equipment Finance Trust, Series 2020-1, Class D, 5.92%, 3/23/26, Callable 9/22/22 @ 100 (a)	1,000	1,061
Dell Equipment Finance Trust, Series 2018-2, Class C, 3.72%, 10/22/23, Callable 10/22/21 @ 100 (a)	175	176

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Ultra Short-Term Bond Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Dell Equipment Finance Trust, Series 2019-2, Class B, 2.06%, 10/22/24, Callable 5/22/22 @ 100 (a)	$356	$361
Drive Auto Receivables Trust, Series 2018-1, Class D, 3.81%, 5/15/24, Callable 4/15/22 @ 100	473	479
DT Auto Owner Trust, Series 2019-3A, Class B, 2.60%, 5/15/23, Callable 5/15/23 @ 100 (a)	74	74
DT Auto Owner Trust, Series 2018-1A, Class D, 3.81%, 12/15/23, Callable 3/15/22 @ 100 (a)	100	101
Exeter Automobile Receivables Trust, Series 2020-1A, Class C, 2.49%, 1/15/25, Callable 7/15/23 @ 100 (a)	682	694
Exeter Automobile Receivables Trust, Series 2021-2A, Class C, 0.98%, 6/15/26, Callable 7/15/25 @ 100	750	751
Exeter Automobile Receivables Trust, Series 21-1A, Class B, 0.50%, 2/18/25, Callable 3/15/24 @ 100	1,300	1,301
First Investors Auto Owner Trust, Series 2020-1A, Class B, 1.85%, 2/17/26, Callable 12/15/22 @ 100 (a)	750	758
Flagship Credit Auto Trust, Series 2017-3, Class C, 2.91%, 9/15/23, Callable 6/15/22 @ 100 (a)	139	140
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class B, 0.87%, 1/15/26, Callable 11/15/24 @ 100 (a)	469	470
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class A3, 0.64%, 7/15/25, Callable 11/15/24 @ 100 (a)	429	429
GLS Auto Receivables Issuer Trust, Series 2020-1A, Class B, 2.43%, 11/15/24, Callable 11/15/23 @ 100 (a)	500	509
GLS Auto Receivables Trust, Series 2021-2A, Class C, 1.08%, 6/15/26, Callable 7/15/25 @ 100 (a)	457	455
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21%, 12/26/25 (a)	1,500	1,499
Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.56%, 12/26/25 (a)	500	500
HPEFS Equipment Trust, Series 2019-1A, Class B, 2.32%, 9/20/29, Callable 7/20/22 @ 100 (a)	500	504
HPEFS Equipment Trust, Series 2021-2A, Class C, 0.88%, 9/20/28, Callable 7/20/24 @ 100 (a)	721	721
Hyundai Auto Receivables Trust, Series 2018-A, Class B, 3.14%, 6/17/24, Callable 6/15/22 @ 100	1,000	1,020
JPMorgan Chase Bank NA, Series 2020-2, Class D, 1.49%, 2/25/28, Callable 6/25/24 @ 100 (a)	490	492
JPMorgan Chase Bank NA, Series 2020-2, Class C, 1.14%, 2/25/28, Callable 6/25/24 @ 100 (a)	149	149
JPMorgan Chase Bank NA, Series 2020-2, Class B, 0.84%, 2/25/28, Callable 6/25/24 @ 100 (a)	297	298
JPMorgan Chase Bank NA, Series 2021-1, Class C, 1.02%, 9/25/28, Callable 11/25/24 @ 100 (a)	1,000	1,000
Kubota Credit Owner Trust, Series 2020-1A, Class A2, 1.92%, 12/15/22, Callable 9/15/23 @ 100 (a)	227	228
Master Credit Card Trust, Series 2019-2A, Class C, 2.83%, 7/21/21 (a)	500	499
Master Credit Card Trust, Series 2018-1A, Class C, 3.74%, 7/21/24 (a)	550	572
NP SPE II LLC, Series 2017-1A, Class A1, 3.37%, 10/21/47, Callable 10/20/27 @ 100 (a)	188	193
Oscar U.S. Funding XII LLC, Series 1A, Class A3, 0.70%, 4/10/25 (a)	1,000	1,001

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Ultra Short-Term Bond Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Pawnee Equipment Receivables LLC, Series 2020-1, Class A, 1.37%, 11/17/25, Callable 2/15/24 @ 100 (a)	$310	$312
Prestige Auto Receivables Trust, Series 2018-1A, Class B, 3.54%, 3/15/23, Callable 6/15/22 @ 100 (a)	19	19
Prestige Auto Receivables Trust, Series 2019-1A, Class A3, 2.45%, 5/15/23, Callable 9/15/22 @ 100 (a)	361	362
Prestige Auto Receivables Trust, Series 2018-1A, Class C, 3.75%, 10/15/24, Callable 6/15/22 @ 100 (a)	500	505
Progress Residential Trust, Series 2021-SFR5, Class B, 1.66%, 7/16/26 (a)	600	596
Santander Consumer Auto Receivables Trust, Series 2020-AA, Class D, 5.49%, 4/15/26, Callable 11/15/23 @ 100 (a)	500	544
Santander Drive Auto Receivables Trust, Series 2017-2, Class D, 3.49%, 7/17/23, Callable 8/15/21 @ 100	57	57
Santander Drive Auto Receivables Trust, Series 2018-5, Class C, 3.81%, 12/16/24, Callable 8/15/22 @ 100	156	157
Santander Retail Auto Lease Trust, Series 2019-B, Class C, 2.77%, 8/21/23, Callable 8/20/22 @ 100 (a)	1,085	1,107
Scf Equipment Leasing LLC, Series 1A, Class A3, 0.83%, 8/21/28, Callable 3/20/27 @ 100 (a)	920	914
SCF Equipment Leasing LLC, Series 2020-1A, Class A3, 1.19%, 10/20/27, Callable 7/20/25 @ 100 (a)	500	503
SCF Equipment Leasing LLC, Series 2019-1A, Class B, 3.49%, 1/20/26, Callable 7/20/21 @ 100 (a)	1,157	1,159
Synchrony Credit Card Master Note Trust, Series 2017-2, Class C, 3.01%, 10/15/25	1,000	1,031
Westlake Automobile Receivables Trust, Series 2018-3A, Class D, 4.00%, 10/16/23, Callable 6/15/22 @ 100 (a)	500	510
Total Asset-Backed Securities (Cost $36,032)		36,128
Collateralized Mortgage Obligations (13.5%)
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class C, 1.52% (LIBOR01M+145bps), 9/15/32 (a) (b)	1,000	1,000
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class B, 1.32% (LIBOR01M+125bps), 9/15/32 (a) (b)	1,000	1,001
BBCMS Mortgage Trust, Series 2019-BWAY, Class B, 1.38% (LIBOR01M+131bps), 11/25/34 (a) (b)	1,000	990
BX Commercial Mortgage Trust, Series 2020-BXLP, Class C, 1.19% (LIBOR01M+112bps), 12/15/29 (a) (b)	970	971
BX Commercial Mortgage Trust, Series 2021-VINO, Class B, 0.93% (LIBOR01M+85bps), 5/15/38 (a) (b)	1,000	1,001
BX Commercial Mortgage Trust, Series 2019-XL, Class C, 1.32% (LIBOR01M+125bps), 10/15/36 (a) (b)	905	906
BX Trust, Series 2021-SOAR, Class C, 1.20% (LIBOR01M+110bps), 6/15/38 (a) (b)	500	500
BX Trust, Series 2021-SOAR, Class B, 0.97% (LIBOR01M+87bps), 6/15/38 (a) (b)	500	500
CHT Mortgage Trust, Series 2017-CSMO, Class C, 1.57% (LIBOR01M+150bps), 11/15/36 (a) (b)	1,500	1,503
CIFC Funding Ltd., Series 2015-5A, Class A1R, 1.04% (LIBOR03M+86bps), 10/25/27, Callable 7/25/21 @ 100 (a) (b)	1,686	1,682
CIFC Funding Ltd., Series 2012-2RA, Class A1, 0.99% (LIBOR03M+80bps), 1/20/28, Callable 7/20/21 @ 100 (a) (b)	814	812

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Ultra Short-Term Bond Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
COMM Mortgage Trust, Series 2020-CBM, Class C, 3.40%, 11/13/39 (a)	$1,000	$990
COMM Mortgage Trust, Series 2019-521F, Class B, 1.17% (LIBOR01M+110bps), 6/15/34 (a) (b)	1,500	1,491
Extended Stay America Trust, Series 2021-ESH, Class B, 1.46% (LIBOR01M+138bps), 7/15/38 (a) (b) (c)	389	390
FREMF Mortgage Trust, Series 2017-K724, Class B, 3.60%, 11/25/23, Callable 11/25/23 @ 100 (a) (d)	1,000	1,055
GS Mortgage Securities Corp. Trust, Series 2012-ALOH, Class A, 3.55%, 4/10/34 (a)	1,000	1,012
GS Mortgage Securities Corp. Trust, Series 2017-GPTX, Class A, 2.86%, 5/10/34 (a)	1,000	998
GS Mortgage Securities Trust, Series 2011-GC3, Class X, 0.42%, 3/10/44, Callable 7/10/21 @ 100 (a) (d) (e)	4,093	—	(f)
Hospitality Mortgage Trust, Series 2019-HIT, Class B, 1.42% (LIBOR01M+135bps), 11/15/36 (a) (b)	1,220	1,221
Hospitality Mortgage Trust, Series 2019-HIT, Class A, 1.07% (LIBOR01M+100bps), 11/15/36 (a) (b)	854	855
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2021-MHC, Class A, 0.87% (LIBOR01M+80bps), 4/15/38 (a) (b)	945	946
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class B, 4.21%, 1/15/46, Callable 6/15/23 @ 100 (d) (g)	2,000	2,114
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class XA, 0.83%, 4/15/47, Callable 4/15/24 @ 100 (d) (e)	4,858	68
KNDL Mortgage Trust, Series 2019-KNSQ, Class B, 1.02% (LIBOR01M+95bps), 5/15/36 (a) (b)	1,000	1,001
Life Mortgage Trust, Series 21-BMR, Class B, 0.95% (LIBOR01M+88bps), 3/15/38 (a) (b)	1,000	1,002
MHC Commercial Mortgage Trust, Series 2021-MHC, Class B, 1.17% (LIBOR01M+110bps), 4/15/26 (a) (b)	1,000	1,001
Morgan Stanley Capital I Trust, Series 2019-NUGS, Class B, 2.80% (LIBOR01M+130bps), 12/15/36 (a) (b)	1,154	1,184
Morgan Stanley Capital I Trust, Series 2017-CLS, Class A, 0.77% (LIBOR01M+70bps), 11/15/34 (a) (b)	2,000	2,001
ONE Mortgage Trust, Series 2021-PARK, Class B, 1.02% (LIBOR01M+95bps), 3/15/36 (a) (b)	1,000	999
One New York Plaza Trust, Series 2020-1NYP, Class A, 1.02% (LIBOR01M+95bps), 1/15/26 (a) (b)	875	880
Palmer Square Loan Funding Ltd., Series 2021-2A, Class A1, 0.95% (LIBOR03M+80bps), 5/20/29, Callable 5/20/22 @ 100 (a) (b)	1,000	1,000
Palmer Square Loan Funding Ltd., Series 2021-3A, Class A2 (LIBOR03M+140bps), 7/20/29 (a) (b) (c)	1,000	1,000
Palmer Square Loan Funding Ltd., Series 2021-2A, Class A2, 1.40% (LIBOR03M+125bps), 5/20/29, Callable 5/20/22 @ 100 (a) (b)	500	500
Palmer Square Loan Funding Ltd., Series 2021-1A, Class A1, 1.09% (LIBOR03M+90bps), 4/20/29, Callable 4/20/22 @ 100 (a) (b)	500	500
Palmer Square Loan Funding Ltd., Series 2019-4A, Class A1, 1.08% (LIBOR03M+90bps), 10/24/27, Callable 7/24/21 @ 100 (a) (b)	560	560
Palmer Square Loan Funding Ltd., Series 2018-5A, Class A1, 1.04% (LIBOR03M+85bps), 1/20/27, Callable 7/20/21 @ 100 (a) (b)	350	349
Sound Point CLO VIII-R Ltd., Series 2015-1RA, Class AR, 1.26% (LIBOR03M+108bps), 4/15/30, Callable 1/15/22 @ 100 (a) (b)	1,500	1,499

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Ultra Short-Term Bond Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Tryon Park CLO Ltd., Series 2013-1A, Class A1SR, 1.07% (LIBOR03M+89bps), 4/15/29, Callable 7/15/21 @ 100 (a) (b)	$1,610	$1,610
TTAN, Series 2021-MHC, Class B, 1.17% (LIBOR01M+115bps), 3/15/38 (a) (b)	371	372
Total Collateralized Mortgage Obligations (Cost $37,307)		37,464
Senior Secured Loans (2.4%)
Air Canada, New Term Loan B, First Lien, 10/6/23 (c) (h)	1,000	984
Delos Finance S.a.r.l, Loans, First Lien, 1.95% (LIBOR03M+175bps), 10/6/23 (b)	1,500	1,498
Go Daddy Operating Co. LLC, Term Loan, First Lien, 2/15/24 (c) (h)	1,000	992
The Boeing Co., Advance, First Lien, 1.37% (LIBOR03M+125bps), 2/6/22 (b)	1,000	998
Western Digital Corp., Term Loan A-1, First Lien, 1.59% (LIBOR01M+150bps), 2/27/23 (b)	2,333	2,329
Total Senior Secured Loans (Cost $6,798)		6,801
Corporate Bonds (34.2%)
Communication Services (1.3%):
Charter Communications Operating LLC/Charter Communications Operating Capital, 1.83% (LIBOR03M+165bps), 2/1/24, Callable 1/1/24 @ 100 (b) (g)	2,000	2,056
Verizon Communications, 0.84% (SOFR+79bps), 3/20/26 (b)	1,500	1,527
		3,583
Consumer Discretionary (3.2%):
Association of American Medical Colleges, 2.12%, 10/1/24	1,000	1,015
Daimler Finance North America LLC, 1.02% (LIBOR03M+84bps), 5/4/23 (b)	1,150	1,163
Howard University 2.74%, 10/1/22	600	616
2.80%, 10/1/23	250	261
Little Co. of Mary Hospital of Indiana, Inc., 1.97%, 11/1/25	670	676
Nissan Motor Acceptance Corp. 0.84% (LIBOR03M+65bps), 7/13/22 (a) (b)	1,000	1,001
0.84% (LIBOR03M+69bps), 9/28/22 (a) (b)	500	501
Nordstrom, Inc., 2.30%, 4/8/24, Callable 4/8/22 @ 100 (a)	1,000	1,002
Volkswagen Group of America Finance LLC, 0.99% (LIBOR03M+86bps), 9/24/21 (a) (b)	1,000	1,002
ZF North America Capital, Inc., 4.50%, 4/29/22 (a)	1,552	1,595
		8,832
Consumer Staples (1.2%):
7-Eleven, Inc., 0.61% (LIBOR03M+45bps), 8/10/22, Callable 8/10/21 @ 100 (a) (b)	1,500	1,501
Smithfield Foods, Inc., 2.65%, 10/3/21, Callable 9/3/21 @ 100 (a)	1,815	1,821
		3,322
Energy (8.2%):
Apache Corp., 3.25%, 4/15/22, Callable 1/15/22 @ 100	500	505
Buckeye Partners LP, 4.15%, 7/1/23, Callable 4/1/23 @ 100 (g)	2,000	2,073
DCP Midstream Operating LP, 3.88%, 3/15/23, Callable 12/15/22 @ 100	1,000	1,040
Enable Midstream Partners LP, 3.90%, 5/15/24, Callable 2/15/24 @ 100	1,000	1,065

See notes to financial statements.

7

USAA Mutual Funds Trust USAA Ultra Short-Term Bond Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
EQM Midstream Partners LP 4.75%, 7/15/23, Callable 6/15/23 @ 100 (g)	$500	$522
4.00%, 8/1/24, Callable 5/1/24 @ 100	1,000	1,025
Gray Oak Pipeline LLC, 2.00%, 9/15/23 (a)	1,008	1,029
HollyFrontier Corp., 2.63%, 10/1/23	1,250	1,293
Midwest Connector Capital Co. LLC, 3.63%, 4/1/22, Callable 3/1/22 @ 100 (a) (g)	1,000	1,016
MPLX LP, 1.22% (LIBOR03M+110bps), 9/9/22, Callable 8/9/21 @ 100 (b)	2,000	2,001
Murphy Oil Corp., 5.75%, 8/15/25, Callable 8/9/21 @ 104.31	1,000	1,029
NuStar Logistics LP, 4.75%, 2/1/22, Callable 11/1/21 @ 100	1,500	1,515
Occidental Petroleum Corp., 1.61% (LIBOR03M+145bps), 8/15/22, Callable 7/19/21 @ 100 (b)	2,000	1,990
Philips 66, 0.78% (LIBOR03M+62bps), 2/15/24, Callable 11/19/21 @ 100 (b)	1,250	1,252
Plains All American Pipeline LP/PAA Finance Corp., 2.85%, 1/31/23, Callable 10/31/22 @ 100 (g)	970	996
Southwestern Energy Co., 4.10%, 3/15/22, Callable 12/15/21 @ 100	1,000	1,009
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.50%, 9/15/24, Callable 8/9/21 @ 102.75 (a) (g)	500	508
Valero Energy Corp., 1.27% (LIBOR03M+115bps), 9/15/23, Callable 9/10/21 @ 100 (b)	1,250	1,252
Western Midstream Operating LP 4.00%, 7/1/22, Callable 4/1/22 @ 100	535	544
2.29% (LIBOR03M+185bps), 1/13/23 (b)	977	975
		22,639
Financials (11.2%):
Alexander Funding Trust, 1.84%, 11/15/23 (a)	1,000	1,018
American Honda Finance Corp., 0.53% (LIBOR03M+37bps), 5/10/23, MTN (b) (i)	1,360	1,365
Ares Capital Corp., 3.50%, 2/10/23, Callable 1/10/23 @ 100	1,000	1,038
Athene Global Funding, 0.93% (LIBOR03M+73bps), 1/8/24 (a) (b)	1,500	1,507
Bank of America Corp. 0.92% (LIBOR03M+79bps), 3/5/24, Callable 3/5/23 @ 100 (b)	1,000	1,009
0.70% (SOFR+69bps), 4/22/25, Callable 4/22/24 @ 100 (b)	500	503
BMW US Capital LLC, 0.54% (SOFR+53bps), 4/1/24 (a) (b)	1,000	1,006
Brighthouse Financial Global Funding, 0.77% (SOFR+76bps), 4/12/24 (a) (b)	1,000	1,008
Capital One NA, 0.98% (LIBOR03M+82bps), 8/8/22, Callable 7/8/22 @ 100 (b)	1,800	1,812
CIT Group, Inc., 5.00%, 8/15/22	1,000	1,045
Citigroup, Inc. 0.87% (LIBOR03M+69bps), 10/27/22, Callable 9/27/22 @ 100 (b)	885	891
0.68% (SOFR+67bps), 5/1/25, Callable 5/1/24 @ 100 (b)	500	502
DAE Funding LLC 4.50%, 8/1/22, Callable 8/1/21 @ 100 (a)	1,000	1,003
1.55%, 8/1/24, Callable 7/1/24 @ 100 (a)	1,500	1,497
Ford Motor Credit Co. LLC, 1.26% (LIBOR03M+108bps), 8/3/22 (b)	1,500	1,498
FS KKR Capital Corp. 4.75%, 5/15/22, Callable 4/15/22 @ 100	1,000	1,029
4.13%, 2/1/25, Callable 1/1/25 @ 100	1,000	1,064
General Motors Financial Co., Inc., 0.79% (SOFR+76bps), 3/8/24 (b)	1,000	1,006
Goldman Sachs Group, Inc., 0.51% (SOFR+50bps), 9/10/24, Callable 9/10/23 @ 100 (b)	500	500
Infinity Property & Casualty Corp., 5.00%, 9/19/22 (g)	1,000	1,049

See notes to financial statements.

8

USAA Mutual Funds Trust USAA Ultra Short-Term Bond Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Intercontinental Exchange, Inc., 0.77% (LIBOR03M+65bps), 6/15/23, Callable 8/20/21 @ 100 (b)	$1,000	$1,001
JPMorgan Chase & Co. 0.62% (SOFR+58bps), 3/16/24, Callable 3/16/23 @ 100 (b)	1,000	1,006
0.55% (SOFR+54bps), 6/1/25, Callable 6/1/24 @ 100 (b)	500	501
Main Street Capital Corp. 4.50%, 12/1/22	1,000	1,043
5.20%, 5/1/24	1,000	1,089
New York Life Global Funding 0.24% (SOFR+22bps), 2/2/23 (a) (b)	1,000	1,000
0.32% (SOFR+31bps), 4/27/24 (a) (b)	500	501
Synovus Bank, 2.29% (SOFR+95bps), 2/10/23, Callable 2/10/22 @ 100 (b)	478	482
The Charles Schwab Corp., 0.53% (SOFR+52bps), 5/13/26, Callable 4/13/26 @ 100 (b) (i)	1,000	1,005
The Goldman Sachs Group, Inc., 0.97% (LIBOR03M+78bps), 10/31/22, Callable 10/31/21 @ 100 (b)	1,000	1,002
Wells Fargo Bank NA, 0.78% (LIBOR03M+66bps), 9/9/22, Callable 9/9/21 @ 100 (b)	1,000	1,001
		30,981
Health Care (0.7%):
Gilead Sciences, Inc., 0.67% (LIBOR03M+52bps), 9/29/23, Callable 9/29/21 @ 100 (b)	1,000	1,001
Molina Healthcae, Inc., 5.38%, 11/15/22, Callable 8/15/22 @ 100	1,000	1,047
		2,048
Industrials (2.9%):
American Airlines Pass Through Trust, 4.38%, 12/15/25 (a)	893	870
Aviation Capital Group LLC 0.86% (LIBOR03M+67bps), 7/30/21 (a) (b)	422	422
4.38%, 1/30/24, Callable 12/30/23 @ 100 (a)	1,001	1,074
L3Harris Technologies, Inc., 0.88% (LIBOR03M+75bps), 3/10/23 (b)	500	503
Spirit Airlines Pass Through Trust, 4.45%, 10/1/25	1,487	1,511
The Boeing Co., 1.17%, 2/4/23, Callable 2/4/22 @ 100	750	753
The Nature Conservancy, 0.32%, 7/1/21	1,300	1,300
United Airlines Pass Through Trust 4.63%, 3/3/24	712	723
4.88%, 7/15/27	735	779
		7,935
Materials (1.3%):
Commercial Metals Co., 4.88%, 5/15/23, Callable 2/15/23 @ 100	1,472	1,556
LYB International Finance III LLC, 1.20% (LIBOR03M+100bps), 10/1/23, Callable 10/1/21 @ 100 (b)	1,000	1,001
Sealed Air Corp., 5.25%, 4/1/23, Callable 1/1/23 @ 100 (a)	1,100	1,164
		3,721
Real Estate (0.4%):
Office Properties Income Trust, 4.15%, 2/1/22, Callable 12/1/21 @ 100	1,169	1,186

See notes to financial statements.

9

USAA Mutual Funds Trust USAA Ultra Short-Term Bond Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Utilities (3.8%):
Atmos Energy Corp., 0.50% (LIBOR03M+38bps), 3/9/23, Callable 9/9/21 @ 100 (b)	$1,500	$1,501
CenterPoint Energy, Inc., 0.66% (SOFR+65bps), 5/13/24, Callable 5/13/22 @ 100 (b)	1,500	1,502
CentrePoint Energy Resources Corp., 0.63% (LIBOR03M+50bps), 3/2/23, Callable 9/2/21 @ 100 (b)	1,250	1,250
Metropolitan Edison Co., 4.00%, 4/15/25 (a)	1,500	1,587
NextEra Energy Capital Holdings, Inc., 0.57% (SOFR+54bps), 3/1/23 (b)	1,000	1,005
ONE Gas, Inc., 0.73% (LIBOR03M+61bps), 3/11/23, Callable 9/11/21 @ 100 (b)	1,500	1,500
Puget Energy, Inc., 5.63%, 7/15/22, Callable 4/15/22 @ 100	733	762
Southern Power Co., 2.75%, 9/20/23, Callable 7/20/23 @ 100	1,500	1,565
		10,672
Total Corporate Bonds (Cost $93,897)		94,919
Yankee Dollars (15.0%)
Communication Services (1.0%):
Bharti Airtel International Netherlands BV, 5.35%, 5/20/24 (a)	1,000	1,101
Pearson Funding Four PLC, 3.75%, 5/8/22 (a)	1,622	1,647
		2,748
Energy (1.2%):
Harvest Operations Corp., 1.00%, 4/26/24, Callable 4/26/22 @ 100 (a) (i)	714	714
Lundin Energy Finance BV, 2.00%, 7/15/26, Callable 6/15/26 @ 100 (a)	1,000	1,002
Petroleos Mexicanos, 3.50%, 1/30/23 (g)	1,000	1,020
Suncor Energy Ventures Corp., 4.50%, 4/1/22 (a)	750	766
		3,502
Financials (11.1%):
ANZ New Zealand International Ltd., 1.19% (LIBOR03M+101bps), 7/28/21 (a) (b)	800	801
Banco Santander SA 1.24% (LIBOR03M+109bps), 2/23/23 (b)	1,000	1,012
1.31% (LIBOR03M+112bps), 4/12/23 (b)	1,000	1,013
Bank of Montreal, 0.71% (SOFR+68bps), 3/10/23, MTN (b)	1,000	1,009
Barclays PLC, 1.59% (LIBOR03M+143bps), 2/15/23, Callable 2/15/22 @ 100 (b) (i)	1,000	1,007
BBVA Bancomer SA, 6.75%, 9/30/22 (a)	1,000	1,062
Commonwealth Bank of Australia, 0.96% (LIBOR03M+83bps), 9/6/21 (a) (b) (g)	1,000	1,001
Cooperatieve Rabobank UA, 0.67% (LIBOR03M+48bps), 1/10/23 (b)	1,500	1,509
Credit Agricole SA, 1.20% (LIBOR03M+102bps), 4/24/23 (a) (b) (g)	2,000	2,029
Credit Suisse AG New York, 0.41% (SOFR+39bps), 2/2/24 (b)	1,500	1,500
Deutsche Bank AG, 1.37% (LIBOR03M+123bps), 2/27/23 (b)	816	823
Element Fleet Management Corp., 1.60%, 4/6/24, Callable 3/6/24 @ 100 (a) (i)	600	610
HSBC Holdings PLC, 1.16% (LIBOR03M+100bps), 5/18/24, Callable 5/18/23 @ 100 (b) (g)	605	613
ING Bank NV, 1.04% (LIBOR03M+88bps), 8/15/21 (a) (b)	2,000	2,002
Lloyds Banking Group PLC, 0.70% (H15T1Y+55bps), 5/11/24, Callable 5/11/23 @ 100 (b)	1,000	1,003
See notes to financial statements.

10

USAA Mutual Funds Trust USAA Ultra Short-Term Bond Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
National Australia Bank Ltd. 0.89% (LIBOR03M+71bps), 11/4/21 (a) (b)	$1,000	$1,002
0.79% (LIBOR03M+60bps), 4/12/23 (a) (b)	1,000	1,009
Nordea Bank Abp, 1.08% (LIBOR03M+94bps), 8/30/23 (a) (b)	1,000	1,012
Santander UK Group Holdings PLC, 1.09% (SOFR+79bps), 3/15/25, Callable 3/15/24 @ 100 (b)	1,000	1,004
Skandinaviska Enskilda Banken AB, 0.76% (LIBOR03M+65bps), 12/12/22 (a) (b)	2,000	2,014
Standard Chartered PLC, 1.27% (SOFR+125bps), 10/14/23, Callable 10/14/22 @ 100 (a) (b) (i)	1,500	1,514
Sumitomo Mitsui Financial Group, Inc., 0.97% (LIBOR03M+78bps), 7/12/22 (b)	1,000	1,007
Swedbank AB, 0.82% (LIBOR03M+70bps), 3/14/22 (a) (b)	500	502
The Bank of Nova Scotia, 0.57% (SOFR+55bps), 3/2/26 (b)	1,250	1,250
UBS AG, 0.33% (SOFR+32bps), 6/1/23 (a) (b) (i)	500	501
UBS AG London, 0.38% (SOFR+36bps), 2/9/24 (a) (b)	500	501
UBS Group Funding Switzerland AG, 1.11% (LIBOR03M+95bps), 8/15/23, Callable 8/15/22 @ 100 (a) (b)	1,000	1,008
Westpac Banking Corp., 0.53% (SOFR+52bps), 6/3/26 (b)	1,500	1,503
		30,821
Industrials (1.3%):
Aircastle Ltd., 4.40%, 9/25/23, Callable 8/25/23 @ 100	1,251	1,340
Avolon Holdings Funding Ltd. 5.13%, 10/1/23, Callable 9/1/23 @ 100 (a)	500	541
2.88%, 2/15/25, Callable 1/15/25 @ 100 (a)	1,000	1,030
The Weir Group PLC, 2.20%, 5/13/26, Callable 4/13/26 @ 100 (a)	750	752
		3,663
Materials (0.4%):
Braskem Netherlands Finance BV, 3.50%, 1/10/23, Callable 12/10/22 @ 100 (a)	1,000	1,037
Total Yankee Dollars (Cost $41,377)		41,771
Municipal Bonds (15.7%)
Alabama (0.5%):
Columbia Industrial Development Board Revenue, 0.05%, 6/1/28 (j)	1,300	1,300
Arizona (0.7%):
City of Phoenix Civic Improvement Corp. Revenue 0.46%, 7/1/21	400	400
0.56%, 7/1/22	580	582
Series C, 2.20%, 7/1/23	1,000	1,024
		2,006
California (0.6%):
City of El Cajon CA Revenue Bonds 0.45%, 4/1/22	650	651
0.93%, 4/1/24	640	644
West Covina Public Financing Authority Revenue, Series A, 1.75%, 8/1/21	300	300
		1,595

See notes to financial statements.

11

USAA Mutual Funds Trust USAA Ultra Short-Term Bond Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Florida (1.4%):
Bay County Development Revenue, 0.05%, 6/1/50, Continuously Callable @100 (j)	$2,000	$2,000
City of Gainesville Florida Revenue, 1.00%, 10/1/24	800	808
County of Broward Revenue, Series B, 0.06%, 12/1/48, Continuously Callable @100 (g) (j)	1,000	1,000
		3,808
Georgia (1.2%):
Appling County Development Authority Revenue, 0.06%, 9/1/29, Continuously Callable @100 (j)	1,000	1,000
Development Authority of Heard County Revenue, 0.08%, 9/1/26, Continuously Callable @100 (j)	1,000	1,000
Development Authority of Heard County Revenue Bonds, 0.06%, 12/1/37, Continuously Callable @100 (j)	800	800
The Development Authority of Burke County Revenue, 0.05%, 11/1/52, Continuously Callable @100 (j)	500	500
		3,300
Illinois (0.2%):
Chicago Transit Authority Sales Tax Receipts Fund Revenue, Series B, 1.71%, 12/1/22	500	507
Kansas (0.1%):
Wyandotte County-Kansas City Unified Government Utility System Revenue, Series B, 0.79%, 9/1/22	200	201
Kentucky (0.7%):
County of Warren KY Revenue, 0.47%, 4/1/22	1,000	1,001
Louisville Regional Airport Authority, Series C, 0.04%, 1/1/29, Callable 8/2/21 @ 100 (j)	1,000	1,000
		2,001
Lousiana (1.1%):
Parish of St Charles LA, Series A, 0.04%, 10/1/22, Continuously Callable @100 (j)	2,600	2,600
Terrebonne Levee & Conservation District Revenue Series A, 0.97%, 6/1/22	200	201
Series A, 1.13%, 6/1/23	300	302
		3,103
Michigan (0.4%):
Michigan Finance Authority Revenue, 2.14%, 12/1/22	1,000	1,024
Mississippi (1.3%):
Mississippi Business Finance Corp. Revenue Bonds 0.06%, 7/1/25, Continuously Callable @100 (j)	1,000	1,000
0.06%, 5/1/28, Continuously Callable @100 (j)	2,000	2,000
Mississippi Business Finance Corp. Revenue Bonds (LOC — Regions Bank), 0.16%, 3/1/33, Continuously Callable @100 (j)	480	480
		3,480
Missouri (0.3%):
Missouri Development Finance Board Revenue (LOC — U.S. Bancorp), 0.10%, 12/1/49, Continuously Callable @100 (j)	740	740

See notes to financial statements.

12

USAA Mutual Funds Trust USAA Ultra Short-Term Bond Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
New Jersey (1.3%):
City of Newark New Jersey, GO, Series A, 1.75%, 2/22/22	$1,000	$1,010
New Jersey Economic Development Authority Revenue Series NNN, 2.61%, 6/15/22	500	508
Series NNN, 2.78%, 6/15/23	408	419
Series NNN, 2.88%, 6/15/24	320	331
New Jersey Transportation Trust Fund Authority Revenue, 2.55%, 6/15/23	850	864
South Jersey Transportation Authority Revenue, Series B, 2.10%, 11/1/24	500	497
		3,629
New York (0.9%):
City of New York, GO, Series D, 0.43%, 8/1/22	1,000	1,002
Long Island Power Authority Revenue, Series C, 0.66%, 3/1/22, Continuously Callable @100	200	200
New York Transportation Development Corp. Revenue, 1.61%, 12/1/22	1,200	1,211
		2,413
Ohio (0.3%):
Buckeye Tobacco Settlement Financing Authority Revenue, Series A-1, 1.63%, 6/1/22	1,000	1,013
Oregon (0.4%):
Port of Morrow Revenue, 0.08%, 2/1/27, Continuously Callable @100 (j)	1,000	1,000
Pennsylvania (0.5%):
Delaware County IDA Revenue, 0.04%, 9/1/45, Continuously Callable @100 (j)	500	500
Pennsylvania Economic Development Financing Authority Revenue (LIQ — PNC Financial Services Group), Series C, 0.12%, 12/1/26, Continuously Callable @100 (j)	575	575
State Public School Building Authority Revenue, 2.62%, 4/1/23	450	465
		1,540
South Dakota (0.3%):
South Dakota Health & Educational Facilities Authority Revenue, Series B, 2.18%, 7/1/21	1,000	1,000
Texas (3.1%):
Calhoun Port Authority Revenue, 0.10%, 1/1/24, Callable 8/2/21 @ 100 (j)	1,000	1,000
Central Texas Regional Mobility Authority Revenue, Series C, 1.35%, 1/1/24	350	351
Central Texas Turnpike System Revenue, Series B, 1.98%, 8/15/42, (Put Date 8/15/22) (k)	1,000	1,017
Clifton Higher Education Finance Corp. Revenue, 0.75%, 8/15/50, (Put Date 2/15/22) (a) (k)	1,000	1,000
Gulf Coast Authority Revenue, Series B, 0.02%, 6/1/25, Continuously Callable @100 (j)	1,400	1,400
Harris County Tx Cultural Education Facilities Finance Corp. Revenue, 1.45%, 11/15/22	600	607
Lower Neches Valley Authority Industrial Development Corp., Series B2, 0.02%, 12/1/39, Continuously Callable @100 (j)	650	650

See notes to financial statements.

13

USAA Mutual Funds Trust USAA Ultra Short-Term Bond Fund	Schedule of Portfolio Investments — continued June 30, 2021

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Port of Port Arthur Navigation District Revenue, 0.08%, 11/1/40, Continuously Callable @100 (j)	$1,000	$1,000
United Parcel Service, Inc. Revenue Bonds, 0.04%, 5/1/32, Callable 8/2/21 @ 100 (j)	1,500	1,500
		8,525
Virginia (0.4%):
Virginia Small Business Financing Authority Revenue, 2.25%, 7/1/50, (Put Date 12/29/22) (a) (k)	1,250	1,251
Total Municipal Bonds (Cost $43,250)		43,436
U.S. Treasury Obligations (0.4%)
U.S. Treasury Bills, 0.03%, 7/22/21 (l)	1,000	1,000
Total U.S. Treasury Obligations (Cost $1,000)		1,000
Commercial Paper (6.5%)
Aviation Capital Group 0.07%, 7/6/21 (a) (l)	500	500
0.08%, 7/12/21 (a) (l)	500	500
Cabot Corp. 0.13%, 7/1/21 (a) (l)	1,500	1,500
0.13%, 7/8/21 (a) (l)	1,000	1,000
Canadian Natural Resource Ltd., 0.14%, 7/19/21 (a) (l)	1,000	1,000
Canadian Natural Resources Ltd., 0.14%, 7/12/21 (a) (l)	1,000	1,000
Crown Castle International Corp., 0.31%, 7/7/21 (a) (l)	2,000	2,000
Enable Midst Partners LP, 0.31%, 7/7/21 (a) (l)	1,000	1,000
FMC Corp. 0.44%, 7/1/21 (a) (l)	2,000	2,000
0.44%, 7/12/21 (a) (l)	500	500
0.44%, 7/16/21 (a) (l)	500	500
Glencore Funding LLC, 0.15%, 7/9/21 (a) (l)	1,000	1,000
Jabil, Inc. 0.46%, 7/1/21 (a) (l)	2,000	2,000
0.46%, 7/2/21 (a) (l)	1,000	1,000
Nissan Motor Acceptance, 7/8/21 (a) (l)	1,000	—
Plains Midstream Canada, 0.28%, 7/2/21 (a) (l)	500	500
ViacomCBS, 0.36%, 7/20/21 (a) (l)	1,000	999
Walgreens Boots Alliance, Inc., 0.16%, 7/1/21 (a) (l)	1,000	1,000
Total Commercial Paper (Cost $18,999)		17,999
Collateral for Securities Loaned^ (0.5%)
HSBC U.S. Government Money Market Fund I Shares, 0.03% (m)	1,437,960	1,438
Total Collateral for Securities Loaned (Cost $1,438)		1,438
Total Investments (Cost $280,098) — 101.3%		280,956
Liabilities in excess of other assets — (1.3)%		(3,544)
NET ASSETS — 100.00%		$277,412

See notes to financial statements.

14

USAA Mutual Funds Trust USAA Ultra Short-Term Bond Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

At June 30, 2021, the Fund's investments in foreign securities were 19.5% of net assets.

^  Purchased with cash collateral from securities on loan.

(a)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2021, the fair value of these securities was $135,840 (thousands) and amounted to 49.0% of net assets.

(b)  Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2021.

(c)  Security or portion of security purchased on a delayed-delivery and/or when-issued basis.

(d)  The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at June 30, 2021.

(e)  Security is interest only.

(f)  Rounds to less than $1 thousand.

(g)  All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(h)  The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.

(i)  All or a portion of this security is on loan.

(j)  Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(k)  Put Bond.

(l)  Rate represents the effective yield at June 30, 2021.

(m)  Rate disclosed is the daily yield on June 30, 2021.

bps — Basis points

Continuously callable — Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.

GO — General Obligation

H15T1Y — 1 Year Treasury Constant Maturity Rate

IDA — Industrial Development Authority

LIBOR — London InterBank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of June 30, 2021, based on the last reset date of the security

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of June 30, 2021, based on the last reset date of the security

LLC — Limited Liability Company

LOC — Letter of Credit

See notes to financial statements.

15

USAA Mutual Funds Trust USAA Ultra Short-Term Bond Fund	Schedule of Portfolio Investments — continued June 30, 2021

  (Unaudited)

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

SOFR — Secured Overnight Financing Rate

Credit Enhancements — Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

LIQ  Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.

LOC  Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

See notes to financial statements.

16

USAA Mutual Funds Trust	Statement of Assets and Liabilities June 30, 2021

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Ultra Short-Term Bond Fund
Assets:
Investments, at value (Cost $280,098)	$280,956	(a)
Cash	3,092
Receivables:
Interest and dividends	902
Capital shares issued	107
From Adviser	2
Prepaid expenses	13
Total Assets	285,072
Liabilities:
Payables:
Collateral received on loaned securities	1,438
Distributions	5
Investments purchased	5,368
Capital shares redeemed	674
Accrued expenses and other payables:
Investment advisory fees	69
Administration fees	32
Custodian fees	3
Transfer agent fees	25
Compliance fees	—	(b)
12b-1 fees	—	(b)
Other accrued expenses	46
Total Liabilities	7,660
Net Assets:
Capital	278,936
Total accumulated earnings/(loss)	(1,524)
Net Assets	$277,412
Net Assets
Fund Shares	$215,543
Institutional Shares	60,031
Class A	104
R6 Shares	1,734
Total	$277,412
Shares (unlimited number of shares authorized with no par value):
Fund Shares	21,281
Institutional Shares	5,925
Class A	10
R6 Shares	171
Total	27,387
Net asset value, offering and redemption price per share: (c)
Fund Shares	$10.13
Institutional Shares	$10.13
Class A	$10.13
R6 Shares	$10.13

(a)  Includes $1,408 of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

17

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended June 30, 2021

(Amounts in Thousands)  (Unaudited)

	USAA Ultra Short-Term Bond Fund
Investment Income:
Interest	$2,266
Securities lending (net of fees)	1
Total Income	2,267
Expenses:
Investment advisory fees	420
Administration fees — Fund Shares	160
Administration fees — Institutional Shares	32
Administration fees — Class A	—	(a)
Administration fees — R6 Shares	1
Sub-Administration fees	11
12b-1 fees — Class A	—	(a)
Custodian fees	11
Transfer agent fees — Fund Shares	97
Transfer agent fees — Institutional Shares	32
Transfer agent fees — Class A	—	(a)
Transfer agent fees — R6 Shares	—	(a)
Trustees' fees	22
Compliance fees	1
Legal and audit fees	21
State registration and filing fees	29
Other expenses	39
Total Expenses	876
Expenses waived/reimbursed by Adviser	(8)
Net Expenses	868
Net Investment Income (Loss)	1,399
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	468
Net change in unrealized appreciation/depreciation on investment securities	(529)
Net realized/unrealized gains (losses) on investments	(61)
Change in net assets resulting from operations	$1,338

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

18

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Ultra Short-Term Bond Fund
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
From Investments:
Operations:
Net investment income (loss)	$1,399	$4,996
Net realized gains (losses) from investments	468	(94)
Net change in unrealized appreciation/depreciation on investments	(529)	(93)
Change in net assets resulting from operations	1,338	4,809
Distributions to Shareholders:
Fund Shares	(1,024)	(4,608)
Institutional Shares	(343)	(258)
Class A (a)	— (b)	— (b)
R6 Shares	(32)	(146)
Change in net assets resulting from distributions to shareholders	(1,399)	(5,012)
Change in net assets resulting from capital transactions	1,261	(15,113)
Change in net assets	1,200	(15,316)
Net Assets:
Beginning of period	276,212	291,528
End of period	$277,412	$276,212

(a)  Class A activity is for the period June 29, 2020 (commencement of operations) to December 31, 2020.

(b)  Rounds to less than $1 thousand.

(continues on next page)

See notes to financial statements.

19

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	USAA Ultra Short-Term Bond Fund
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Capital Transactions:
Fund Shares
Proceeds from shares issued	$35,546	$54,181
Distributions reinvested	990	4,459
Cost of shares redeemed	(33,440)	(121,066)
Total Fund Shares	$3,096	$(62,426)
Institutional Shares
Proceeds from shares issued	$40,651	$63,531
Distributions reinvested	342	252
Cost of shares redeemed	(36,986)	(17,550)
Total Institutional Shares	$4,007	$46,233
Class A (a)
Proceeds from shares issued	$200	$18
Distributions reinvested	— (b)	— (b)
Cost of shares redeemed	(115)	—
Total Class A	$85	$18
R6 Shares
Proceeds from shares issued	$258	$3,635
Distributions reinvested	16	38
Cost of shares redeemed	(6,201)	(2,611)
Total R6 Shares	$(5,927)	$1,062
Change in net assets resulting from capital transactions	$1,261	$(15,113)
Share Transactions:
Fund Shares
Issued	3,502	5,429
Reinvested	97	450
Redeemed	(3,293)	(12,285)
Total Fund Shares	306	(6,406)
Institutional Shares
Issued	4,002	6,319
Reinvested	34	26
Redeemed	(3,641)	(1,794)
Total Institutional Shares	395	4,551
Class A (a)
Issued	19	2
Reinvested	— (c)	— (c)
Redeemed	(11)	—
Total Class A	8	2
R6 Shares
Issued	25	369
Reinvested	2	4
Redeemed	(611)	(268)
Total R6 Shares	(584)	105
Change in Shares	125	(1,748)

(a)  Class A activity is for the period June 29, 2020 (commencement of operations) to December 31, 2020.

(b)  Rounds to less than $1 thousand.

(c)  Rounds to less than 1 thousand shares.

See notes to financial statements.

20

This page is intentionally left blank.

21

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities					Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA Ultra Short-Term Bond Fund
Fund Shares
Six Months Ended June 30, 2021 (Unaudited)	$10.13	0.05	(d)	—	(e)(f)	0.05	(0.05)	—
Year Ended:
December 31, 2020	$10.05	0.20	(d)	0.08	(f)	0.28	(0.20)	—
December 31, 2019	$9.89	0.27	(d)	0.16		0.43	(0.27)	—
December 31, 2018	$9.97	0.22		(0.08)		0.14	(0.22)	—
December 31, 2017	$9.98	0.16		(0.01)		0.15	(0.16)	—
December 31, 2016	$9.94	0.13		0.04		0.17	(0.13)	—	(g)
Institutional Shares
Six Months Ended June 30, 2021 (Unaudited)	$10.13	0.05	(d)	—		0.05	(0.05)	—
Year Ended:
December 31, 2020	$10.05	0.19	(d)	0.09	(f)	0.28	(0.20)	—
December 31, 2019	$9.89	0.27	(d)	0.16		0.43	(0.27)	—
December 31, 2018	$9.97	0.22		(0.08)		0.14	(0.22)	—
December 31, 2017	$9.98	0.15		(0.01)		0.14	(0.15)	—
December 31, 2016	$9.94	0.13		0.04		0.17	(0.13)	—	(g)
Class A
Six Months Ended June 30, 2021 (Unaudited)	$10.13	0.04	(d)	—	(e)(f)	0.04	(0.04)	—
June 29, 2020 (i) through December 31, 2020	$9.90	0.07	(d)	0.23	(f)	0.30	(0.07)	—

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

**  For the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Amount is less than $0.005 per share.

See notes to financial statements.

22

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets				Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return*(a)	Net Expenses**^(b)		Net Investment Income (Loss)(b)	Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA Ultra Short-Term Bond Fund
Fund Shares
Six Months Ended June 30, 2021 (Unaudited)	(0.05)	$10.13	0.48%	0.64%		0.96%	0.64%	$215,543	33%
Year Ended:
December 31, 2020	(0.20)	$10.13	2.81%	0.60%		2.01%	0.60%	$212,503	39%
December 31, 2019	(0.27)	$10.05	4.37%	0.61%		2.69%	0.61%	$275,168	59%
December 31, 2018	(0.22)	$9.89	1.40%	0.60%		2.19%	0.60%	$283,769	48%
December 31, 2017	(0.16)	$9.97	1.51%	0.58%		1.60%	0.58%	$330,442	58	%(g)
December 31, 2016	(0.13)	$9.98	1.73%	0.61%		1.30%	0.61%	$372,155	28%
Institutional Shares
Six Months Ended June 30, 2021 (Unaudited)	(0.05)	$10.13	0.52%	0.54%		1.06%	0.54%	$60,031	33%
Year Ended:
December 31, 2020	(0.20)	$10.13	2.87%	0.56%		1.86%	0.63%	$56,042	39%
December 31, 2019	(0.27)	$10.05	4.43%	0.55%		2.75%	0.64%	$9,842	59%
December 31, 2018	(0.22)	$9.89	1.45%	0.55%		2.25%	0.77%	$8,433	48%
December 31, 2017	(0.15)	$9.97	1.44%	0.64	%(h)	1.51%	0.75%	$7,115	58	%(g)
December 31, 2016	(0.13)	$9.98	1.69%	0.66%		1.25%	0.66%	$18,710	28%
Class A
Six Months Ended June 30, 2021 (Unaudited)	(0.04)	$10.13	0.37%	0.85%		0.71%	21.88%	$104	33%
June 29, 2020 (i) through December 31, 2020	(0.07)	$10.13	3.02%	0.84%		1.32%	108.95%	$19	39%

(continues on next page)

(f)  The amount shown for a share outstanding throughout the period does not accord with the change in net assets resulting from operations during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(g)  Reflects increased trading activity due to large shareholder outflows.

(h)  Effective May 1, 2017, USAA Asset Management Company, the former investment adviser to the Fund ("AMCO"), voluntarily agreed to limit the annual expenses of the Institutional Shares to 0.55% of the Institutional Shares' average daily net assets.

(i)  Commencement of operations.

See notes to financial statements.

23

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

		Investment Activities					Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA Ultra Short-Term Bond Fund
R6 Shares
Six Months Ended June 30, 2021 (Unaudited)	$10.13	0.06	(d)	—	(e)(f)	0.06	(0.06)	—
Year Ended:
December 31, 2020	$10.05	0.21	(d)	0.09	(f)	0.30	(0.22)	—
December 31, 2019	$9.88	0.29	(d)	0.17		0.46	(0.29)	—
December 31, 2018	$9.97	0.24		(0.09)		0.15	(0.24)	—
March 1, 2017 (i) through December 31, 2017	$9.98	0.15		(0.01)		0.14	(0.15)	—

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the Lipper reported return.

**  For the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2023, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Amount is less than $0.005 per share.

(f)  The amount shown for a share outstanding throughout the period does not accord with the change in net assets resulting from operations during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(g)  Reflects increased trading activity due to large shareholder outflows.

(i)  Commencement of operations.

See notes to financial statements.

24

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)*(a)	Net Expenses**^(b)	Net Investment Income (Loss)(b)	Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA Ultra Short-Term Bond Fund
R6 Shares
Six Months Ended June 30, 2021 (Unaudited)	(0.06)	$10.13	0.55%	0.46%	1.17%	0.48%	$1,734	33%
Year Ended:
December 31, 2020	(0.22)	$10.13	3.02%	0.41%	2.15%	0.51%	$7,648	39%
December 31, 2019	(0.29)	$10.05	4.70%	0.39%	2.92%	0.80%	$6,518	59%
December 31, 2018	(0.24)	$9.88	1.51%	0.39%	2.41%	0.69%	$4,980	48%
March 1, 2017 (i) through December 31, 2017	(0.15)	$9.97	1.42%	0.39%	1.81%	1.05%	$5,091	58	%(g)

See notes to financial statements.

25

USAA Mutual Funds Trust	Notes to Financial Statements June 30, 2021

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Ultra Short-Term Bond Fund (the "Fund"). The Fund offers four classes of shares: Fund Shares, Institutional Shares, Class A, and R6 Shares. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges, except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

26

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued each business day by a pricing service approved by the Board. The approved pricing service uses evaluated bid or the last sale price to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that amortized cost represents the fair value of such securities. These valuations are typically categorized as Level 2 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of June 30, 2021, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$36,628	$—	$36,628
Collateralized Mortgage Obligations	—	37,624	—	37,624
Senior Secured Loans	—	6,801	—	6,801
Corporate Bonds	—	94,919	—	94,919
Yankee Dollars	—	41,771	—	41,771
Municipal Bonds	—	43,436	—	43,436
U.S. Treasury Obligations	—	1,000	—	1,000
Commercial Paper	—	17,999	—	17,999
Collateral for Securities Loaned	1,438	—	—	1,438
Total	$1,438	$280,178	$—	$281,616

As of June 30, 2021, there were no significant Level 3 holdings in the fair value hierarchy.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market

27

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Securities Purchased on a Delayed-Delivery or When-Issued Basis:

The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis, or for delayed draws on loans can take place a month or more after the trade date. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for delayed-delivery or when-issued securities. If the Fund owns delayed-delivery or when-issued securities, these values are included in Payable for investments purchased on the accompanying Statement of Assets and Liabilities and the segregated assets are identified on the Schedule of Portfolio Investments.

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payment of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

Mortgage- and Asset-Backed Securities:

The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market's perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as "Ginnie Mae"), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as "Fannie Mae" and "Freddie Mac", respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

Leveraged Loans:

The Fund may invest in leveraged loans, a type of bank loan. Leveraged loans are adjustable-rate bank loans made to companies rated below investment grade. The interest rates on leveraged loans are reset periodically based upon the fluctuations of a base interest rate such as LIBOR and a "spread" above that base interest rate that represents a risk premium to the lending banks and/or other participating investors. Many bank loans bear an adjustable rate of interest; however, leveraged loans provide for a greater "spread" over the base interest rate than other bank loans because they are considered to represent a greater credit risk. Because they are perceived to represent a greater credit risk, leveraged loans possess certain attributes that are similar to high-yield securities. However, because they are often secured by collateral of the borrower, leveraged loans possess certain attributes that are similar to other bank loans.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on

28

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis.

Securities Lending:

The Fund, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100 thousand. Collateral may be cash, U.S. government securities, or other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. Cash collateral may be invested in high-quality, short-term investments, primarily open-end investment companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged, except to satisfy borrower default. Cash collateral is listed on the Fund's Schedule of Portfolio Investments and Financial Statements while non-cash collateral is not included.

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of June 30, 2021.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$1,408	$—	$1,438

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

29

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades, which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended June 30, 2021, the Fund engaged in the following securities transactions with affiliated funds, which resulted in the following net realized gains (losses) (amounts in thousands):

Purchases	Sales	Net Realized Gains (Losses)
$520	$2,000	$—

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2021, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$93,215	$74,297

There were no purchases or sales of U.S. government securities during the six months ended June 30, 2021.

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended June 30, 2021, are reflected on the Statement of Operations as Investment Advisory fees.

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the prior investment adviser to the Fund announced that AMCO would be acquired by Victory Capital Holdings Inc. (the "Transaction"). A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and VCM. The Transaction closed on July 1, 2019, and effective July 1, 2019, VCM replaced AMCO as the investment adviser to the Fund and no performance adjustments were made for the period beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter is utilized in calculating future performance adjustments.

30

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

The performance adjustment for each share class is accrued daily and calculated monthly by comparing each class' performance to that of the Lipper Ultra Short Obligations Funds Index. The Lipper Ultra Short Obligations Funds Index tracks the total return performance of the largest funds within the Lipper Ultra Short Obligations Funds category.

The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)
+/- 20 to 50	+/- 4
+/- 51 to 100	+/- 5
+/- 101 and greater	+/- 6

(a) Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Ultra Short Obligations Funds Index over that period, even if the class has overall negative returns during the performance period.

For the performance period July 1, 2020, to June 30, 2021, performance adjustments were $71, $6, less than $(1), and $2 for Fund Shares, Institutional Shares, Class A, and R6 Shares, in thousands, respectively. Performance adjustments were 0.07%, 0.02%, less than (0.01)%, and less than 0.01% for Fund Shares, Institutional Shares, Class A, and R6 Shares, respectively. The performance adjustment rate included in the investment advisory fee may differ from the maximum over/under Annual Adjustment Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended June 30, 2021, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.15%, 0.10%, 0.15%, and 0.05% of average daily net assets of the Fund Shares, Institutional Shares, Class A, and R6 Shares, respectively. Amounts incurred for the six months ended June 30, 2021, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended June 30, 2021, are reflected on the Statement of Operations as Sub-Administration fees.

31

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended June 30, 2021, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares, Class A, and R6 Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10%, 0.10%, and 0.01%, respectively, of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended June 30, 2021, are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the six months ended June 30, 2021, are reflected on the Statement of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commissions on sales of Class A. For the six months ended June 30, 2021, the Distributor did not receive any commissions.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended June 30, 2021, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of June 30, 2021, the expense limits (excluding voluntary waivers) were 0.60%, 0.55%, 0.85%, and 0.39% for Fund Shares, Institutional Shares, Class A, and R6 Shares, respectively.

32

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

Under the terms of the expense limitation agreement, amended May 1, 2021, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. Prior to May 1, 2021 the Fund was permitted to recoup fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the limitations above. This change did not have any effect on the amounts previously reported for recoupment.

As of June 30, 2021, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at June 30, 2021.

Expires 2022	Expires 2023	Expires 2024	Total
$15	$27	$8	$50

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2021.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, and Distributor.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Credit Risk — The fixed-income securities in the Fund's portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer's ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.

Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuers ability to timely meet its debt obligations as they come due.

Management Risk — The Fund is actively managed, and the investment techniques and risk analyses used by the Fund's portfolio managers may not produce the desired results.

LIBOR Discontinuation Risk — Many debt securities, derivatives and other financial instruments, including some of the Fund's investments, use the London Interbank Offered Rate ("LIBOR") as the reference or benchmark rate for variable interest rate calculations. However, the use of LIBOR started to come under pressure following manipulation allegations in 2012. Despite increased regulation and other corrective actions since that time, concerns have arisen regarding its viability as a benchmark, due largely to reduced activity in the financial markets that it measures. In June 2017, the Alternative Reference Rates Committee, a group of large U.S. banks working with the Federal Reserve, announced its selection of a new Secured Overnight Funding Rate ("SOFR"), which is intended to be a broad measure of secured overnight U.S. Treasury repo rates, as an appropriate replacement for LIBOR. The Federal Reserve Bank of New York began publishing the SOFR in 2018, expecting that it could be used on a voluntary basis in new instruments and transactions. Bank working groups and regulators in

33

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

other countries have suggested other alternatives for their markets, including the Sterling Overnight Interbank Average Rate ("SONIA") in England. In July 2017, the Financial Conduct Authority (the "FCA"), the United Kingdom financial regulatory body, announced that after 2021 it will cease its active encouragement of UK banks to provide the quotations needed to sustain LIBOR. That announcement suggests that LIBOR may cease to be published after that time. For U.S. dollar LIBOR, however, the relevant date may be deferred to June 30, 2023 for the most common tenors (overnight and one, three, six and 12 months). As to those tenors, the LIBOR administrator has published a consultation regarding its intention to cease publication of U.S. dollar LIBOR as of June 30, 2023 (instead of December 31, 2021, as previously expected), apparently based on continued rate submissions from banks. It is expected that there will be enough time for market participants to transition to the use of a different benchmark for both new and existing securities and transactions. Various financial industry groups have begun planning for that transition, but there are obstacles to converting certain longer-term securities and transactions to a new benchmark. Transition planning is at an early stage, and neither the effect of the transition process nor its ultimate success can yet be known. Although the foregoing may provide some sense of timing, there is no assurance that LIBOR, or any particular currency and tenor, will continue to be published until any particular date, and it appears highly likely that LIBOR will be discontinued or modified after December 31, 2021 or June 30, 2023, depending on the currency and tenor. The transition process might lead to increased volatility and illiquidity in markets that currently rely on the LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based instruments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur before the end of 2021.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2021, with a termination date of June 27, 2022. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended June 30, 2021, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. For the period June 29, 2020, through April 30, 2021, under an amended Line of Credit agreement, Citibank received an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the upfront fee. Effective with the renewal, the annual commitment fee of 0.15% remains unchanged and the upfront fee of 0.10% was discontinued. Interest charged to each fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended June 30, 2021.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund

34

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2021

  (Unaudited)

loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period is presented on the Statement of Operations under Interfund lending.

The Fund did not utilize or participate in the Facility during the six-months ended June 30, 2021.

7. Federal Income Tax Information:

Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year ending December 31, 2021.

As of December 31, 2020, the Fund had net capital loss carryforwards as shown in the table below (amounts in thousands).

Short-Term Amount	Long-Term Amount	Total
$2,096	$796	$2,892

35

USAA Mutual Funds Trust	Supplemental Information

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021, through June 30, 2021.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/21	Actual Ending Account Value 6/30/21	Hypothetical Ending Account Value 6/30/21	Actual Expenses Paid During Period 1/1/21- 6/30/21*	Hypothetical Expenses Paid During Period 1/1/21- 6/30/21*	Annualized Expense Ratio During Period 1/1/21- 6/30/21
Fund Shares	$1,000.00	$1,004.80	$1,021.62	$3.18	$3.21	0.64%
Institutional Shares	1,000.00	1,005.20	1,022.12	2.68	2.71	0.54%
Class A	1,000.00	1,003.70	1,020.58	4.22	4.26	0.85%
R6 Shares	1,000.00	1,005.50	1,022.51	2.29	2.31	0.46%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

36

USAA Mutual Funds Trust	Supplemental Information — continued

  (Unaudited)

Liquidity Risk Management Program:

The USAA Mutual Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage the Fund's liquidity risk, taking into consideration the Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The USAA Mutual Fund's Board of Trustees approved the appointment of the Fund's investment adviser, Victory Capital Management Inc. ("Victory Capital"), as the administrator of the LRMP.

Victory Capital manages liquidity risks associated with the Fund's investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund's investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Fund's portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.

At a meeting held on March 10, 2021, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund's LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors' interest in the Fund. During the review period, the Fund's portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the Fund reasonably expects to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a highly liquid investment minimum. The Fund's investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

37

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

94422-0821

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable.

(b)  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)     Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)     Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	USAA Mutual Fund Trust

By (Signature and Title)*	/s/ James K. De Vries
James K. De Vries, Principal Financial Officer

Date	September 1, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	September 1, 2021

By (Signature and Title)*	/s/ James K. De Vries
James K. De Vries, Principal Financial Officer

Date	September 1, 2021